UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-595-9111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.7%
Aerospace & Defense - 1.8%
AAR Corp.	6,656	248,934
Aerojet Rocketdyne Holdings, Inc.*(a)	10,608	248,758
Aerovironment, Inc.*(a)	1,456	55,022
Arconic, Inc.(a)	5,200	128,908
Astronics Corp.*(a)	882	25,799
Axon Enterprise, Inc.*(a)	4,368	107,409
Boeing Co. (The)	14,144	3,429,354
BWX Technologies, Inc.	1,664	87,660
Curtiss-Wright Corp.	2,704	260,720
Esterline Technologies Corp.*(a)	7,696	742,664
General Dynamics Corp.	6,240	1,225,099
HEICO Corp.(a)	4,418	355,075
Hexcel Corp.(a)	5,824	298,014
Huntington Ingalls Industries, Inc.(a)	2,704	557,321
KLX, Inc.*(a)	13,936	723,557
Kratos Defense & Security Solutions, Inc.*	10,608	116,741
L3 Technologies, Inc.	2,704	473,119
Lockheed Martin Corp.	6,656	1,944,417
Mercury Systems, Inc.*(a)	3,120	136,999
Moog, Inc., Class A*	8,944	664,718
National Presto Industries, Inc.	416	47,050
Northrop Grumman Corp.	4,784	1,258,814
Orbital ATK, Inc.(a)	3,952	403,815
Raytheon Co.	8,736	1,500,583
Rockwell Collins, Inc.	3,024	322,147
Spirit AeroSystems Holdings, Inc., Class A	7,696	465,069
Teledyne Technologies, Inc.*(a)	2,288	311,946
Textron, Inc.	9,776	480,295
TransDigm Group, Inc.	832	234,740
Triumph Group, Inc.(a)	15,600	399,360
United Technologies Corp.	21,216	2,515,581

		19,769,688

Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc.*	16,432	400,283
Atlas Air Worldwide Holdings, Inc.*(a)	10,400	617,760
CH Robinson Worldwide, Inc.(a)	3,536	231,962
Echo Global Logistics, Inc.*(a)	1,040	14,196
Expeditors International of Washington, Inc.(a)	3,952	232,694
FedEx Corp.	7,488	1,557,729
Forward Air Corp.(a)	2,704	140,148
Hub Group, Inc., Class A*	2,080	70,824
Park-Ohio Holdings Corp.	1,040	41,340
United Parcel Service, Inc., Class B	16,224	1,789,345
XPO Logistics, Inc.*(a)	10,608	637,647

		5,733,928

Airlines - 0.8%
Alaska Air Group, Inc.	5,616	478,652
Allegiant Travel Co.(a)	1,248	161,304
American Airlines Group, Inc.	27,456	1,384,881
Delta Air Lines, Inc.	34,736	1,714,569

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Airlines - (continued)
Hawaiian Holdings, Inc.*	13,104	542,505
JetBlue Airways Corp.*	20,176	442,460
SkyWest, Inc.	19,344	706,056
Southwest Airlines Co.	24,752	1,373,983
Spirit Airlines, Inc.*(a)	20,800	808,080
United Continental Holdings, Inc.*	15,184	1,027,653

		8,640,143

Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc.*	19,446	286,634
Autoliv, Inc.(a)	4,160	450,902
BorgWarner, Inc.(a)	12,272	573,593
Cooper Tire & Rubber Co.(a)	15,392	562,578
Cooper-Standard Holdings, Inc.*	4,160	425,402
Dana, Inc.(a)	52,624	1,248,241
Delphi Automotive plc	11,648	1,053,212
Dorman Products, Inc.*(a)	1,664	129,925
Gentex Corp.(a)	8,320	141,606
Gentherm, Inc.*	6,448	215,686
Goodyear Tire & Rubber Co. (The)	15,808	498,110
LCI Industries(a)	1,456	155,428
Lear Corp.	2,080	308,235
Modine Manufacturing Co.*	11,024	179,140
Motorcar Parts of America, Inc.*(a)	2,912	81,449
Standard Motor Products, Inc.	3,120	157,186
Superior Industries International, Inc.	5,616	109,793
Tenneco, Inc.	16,640	920,192
Visteon Corp.*	5,200	580,008

		8,077,320

Automobiles - 0.5%
Ford Motor Co.	135,200	1,516,944
General Motors Co.	55,328	1,990,702
Harley-Davidson, Inc.(a)	8,320	404,934
Tesla, Inc.*(a)	3,120	1,009,226
Thor Industries, Inc.	6,240	657,384
Winnebago Industries, Inc.	1,456	53,581

		5,632,771

Banks - 8.2%
1st Source Corp.	3,328	163,405
Ameris Bancorp	4,160	190,528
Associated Banc-Corp.	43,056	1,031,191
Banc of California, Inc.(a)	10,400	213,720
BancFirst Corp.	1,456	155,428
BancorpSouth, Inc.	7,488	225,014
Bank of America Corp.	456,352	11,007,210
Bank of Hawaii Corp.(a)	2,912	243,647
Bank of the Ozarks, Inc.	4,992	215,405
BankUnited, Inc.	22,256	766,052
Banner Corp.(a)	3,120	180,242
BB&T Corp.	36,192	1,712,606
Berkshire Hills Bancorp, Inc.	4,784	177,726
BOK Financial Corp.	208	17,695
Boston Private Financial Holdings, Inc.	5,824	89,398
Brookline Bancorp, Inc.	11,648	172,973
Bryn Mawr Bank Corp.(a)	2,080	88,296
Capital Bank Financial Corp., Class A	4,368	165,984
Cathay General Bancorp	13,936	521,903
Central Pacific Financial Corp.	3,328	102,935

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Chemical Financial Corp.	14,352	691,623
CIT Group, Inc.(a)	12,480	594,672
Citigroup, Inc.	127,920	8,756,124
Citizens Financial Group, Inc.	25,792	904,783
City Holding Co.(a)	2,496	163,813
Columbia Banking System, Inc.(a)	7,280	290,035
Comerica, Inc.	4,576	330,891
Commerce Bancshares, Inc.(a)	1,304	75,684
Community Bank System, Inc.(a)	4,576	251,222
Community Trust Bancorp, Inc.	1,872	80,870
Cullen/Frost Bankers, Inc.(a)	416	37,765
Customers Bancorp, Inc.*	2,704	80,714
CVB Financial Corp.(a)	12,480	268,819
Eagle Bancorp, Inc.*	2,288	142,886
East West Bancorp, Inc.	2,704	154,074
Fifth Third Bancorp	35,152	938,558
First BanCorp*	31,824	186,489
First Citizens BancShares, Inc., Class A	832	306,193
First Commonwealth Financial Corp.(a)	11,440	149,063
First Financial Bancorp	11,856	303,514
First Financial Bankshares, Inc.(a)	3,536	152,932
First Horizon National Corp.	14,768	257,406
First Interstate BancSystem, Inc., Class A	3,744	136,843
First Merchants Corp.(a)	7,280	294,403
First Midwest Bancorp, Inc.	7,072	157,069
First Republic Bank	3,328	333,898
Flushing Financial Corp.	6,032	172,093
FNB Corp.	43,472	595,566
Fulton Financial Corp.(a)	16,224	296,088
Glacier Bancorp, Inc.(a)	5,408	188,847
Great Western Bancorp, Inc.	1,040	40,570
Hancock Holding Co.	20,800	956,800
Hanmi Financial Corp.(a)	3,120	89,388
Heartland Financial USA, Inc.	1,040	48,984
Hilltop Holdings, Inc.	23,504	588,305
Home BancShares, Inc.(a)	8,528	211,494
Hope Bancorp, Inc.(a)	30,992	546,389
Huntington Bancshares, Inc.	69,056	914,992
IBERIABANK Corp.	11,232	908,107
Independent Bank Corp.(a)	4,576	326,498
International Bancshares Corp.	13,312	471,245
Investors Bancorp, Inc.(a)	13,104	174,021
JPMorgan Chase & Co.	161,408	14,817,254
KeyCorp	65,936	1,189,485
Lakeland Financial Corp.	4,992	229,632
LegacyTexas Financial Group, Inc.(a)	11,648	451,011
M&T Bank Corp.	6,240	1,018,056
MB Financial, Inc.	5,616	229,694
NBT Bancorp, Inc.(a)	6,448	233,031
OFG Bancorp	25,376	255,029
Old National Bancorp(a)	29,536	481,437
PacWest Bancorp(a)	5,200	249,704
Park National Corp.	2,288	225,986
Peoples Bancorp, Inc.(a)	1,040	33,904
People’s United Financial, Inc.(a)	6,656	116,081
Pinnacle Financial Partners, Inc.	3,328	212,659
PNC Financial Services Group, Inc. (The)	21,216	2,732,621
Popular, Inc.	27,664	1,165,761

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Prosperity Bancshares, Inc.(a)	9,360	599,976
Regions Financial Corp.	40,976	598,250
Renasant Corp.(a)	4,576	193,977
S&T Bancorp, Inc.(a)	6,656	252,129
Sandy Spring Bancorp, Inc.(a)	4,784	191,551
Signature Bank*	1,664	230,597
Simmons First National Corp., Class A(a)	1,872	102,118
South State Corp.(a)	2,288	191,620
Southside Bancshares, Inc.(a)	3,839	133,329
Southwest Bancorp, Inc.	1,248	32,573
State Bank Financial Corp.(a)	3,120	85,644
Sterling Bancorp	10,608	245,045
Stock Yards Bancorp, Inc.(a)	3,744	134,222
SunTrust Banks, Inc.	18,096	1,036,720
SVB Financial Group*(a)	1,872	334,040
Synovus Financial Corp.	8,944	388,885
TCF Financial Corp.	40,144	632,670
Texas Capital Bancshares, Inc.*(a)	2,704	211,858
Tompkins Financial Corp.(a)	2,496	196,460
TriCo Bancshares	1,456	53,726
Trustmark Corp.(a)	14,144	452,042
UMB Financial Corp.(a)	2,704	188,361
Umpqua Holdings Corp.	61,152	1,133,758
Union Bankshares Corp.(a)	8,528	263,430
United Bankshares, Inc.(a)	10,252	353,694
United Community Banks, Inc.	4,368	121,256
US Bancorp	68,848	3,633,797
Valley National Bancorp(a)	67,392	800,617
Washington Trust Bancorp, Inc.(a)	3,120	169,884
Webster Financial Corp.(a)	6,032	313,242
Wells Fargo & Co.	190,528	10,277,080
WesBanco, Inc.(a)	6,656	254,459
Westamerica Bancorporation(a)	208	11,382
Western Alliance Bancorp*	6,656	335,329
Wintrust Financial Corp.	4,368	328,954
Zions Bancorporation	4,576	207,384

		88,342,492

Beverages - 1.3%
Boston Beer Co., Inc. (The), Class A*(a)	416	65,229
Brown-Forman Corp., Class B	7,488	369,907
Coca-Cola Bottling Co. Consolidated	624	149,816
Coca-Cola Co. (The)	120,848	5,539,672
Constellation Brands, Inc., Class A	4,992	965,203
Dr Pepper Snapple Group, Inc.	6,448	587,800
Molson Coors Brewing Co., Class B	8,320	740,314
Monster Beverage Corp.*	10,816	570,544
PepsiCo, Inc.	40,768	4,753,956

		13,742,441

Biotechnology - 2.7%
AbbVie, Inc.	73,632	5,147,613
ACADIA Pharmaceuticals, Inc.*(a)	4,784	142,420
Achillion Pharmaceuticals, Inc.*(a)	14,144	57,990
Acorda Therapeutics, Inc.*(a)	15,184	328,734
Agios Pharmaceuticals, Inc.*(a)	1,248	69,813
Alexion Pharmaceuticals, Inc.*	7,280	999,835
Alkermes plc*(a)	3,952	215,028
Alnylam Pharmaceuticals, Inc.*(a)	2,704	223,729
AMAG Pharmaceuticals, Inc.*(a)	8,736	171,662
Amgen, Inc.	32,656	5,698,799
Amicus Therapeutics, Inc.*(a)	11,648	150,842

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Biotechnology - (continued)
Arena Pharmaceuticals, Inc.*	2,244	53,318
Atara Biotherapeutics, Inc.*	7,072	107,848
Avexis, Inc.*	624	57,814
Bellicum Pharmaceuticals, Inc.*(a)	3,328	35,210
Biogen, Inc.*	6,032	1,746,807
BioMarin Pharmaceutical, Inc.*	4,784	419,700
Bioverativ, Inc.*	1,248	77,339
Bluebird Bio, Inc.*(a)	832	78,416
Celgene Corp.*	22,672	3,070,016
Celldex Therapeutics, Inc.*(a)	22,672	51,919
Clovis Oncology, Inc.*	416	35,281
Coherus Biosciences, Inc.*(a)	416	5,429
Concert Pharmaceuticals, Inc.*	2,288	33,016
Eagle Pharmaceuticals, Inc.*	416	20,446
Emergent BioSolutions, Inc.*(a)	2,080	75,650
Epizyme, Inc.*(a)	2,496	28,454
Esperion Therapeutics, Inc.*	4,784	216,667
Exact Sciences Corp.*(a)	2,496	96,845
Five Prime Therapeutics, Inc.*(a)	208	5,853
Geron Corp.*(a)	208	551
Gilead Sciences, Inc.	51,168	3,893,373
Halozyme Therapeutics, Inc.*	3,744	47,474
Heron Therapeutics, Inc.*(a)	208	3,297
Ignyta, Inc.*	5,616	53,352
ImmunoGen, Inc.*(a)	7,072	42,008
Incyte Corp.*	5,408	720,832
Inovio Pharmaceuticals, Inc.*(a)	5,616	31,225
Insys Therapeutics, Inc.*(a)	5,616	64,359
Intercept Pharmaceuticals, Inc.*(a)	832	97,452
Intrexon Corp.*(a)	2,288	49,398
Ionis Pharmaceuticals, Inc.*(a)	4,368	228,883
Iovance Biotherapeutics, Inc.*(a)	15,392	90,043
Ironwood Pharmaceuticals, Inc.*(a)	1,040	18,460
Juno Therapeutics, Inc.*(a)	2,080	59,134
Kite Pharma, Inc.*(a)	1,664	180,394
La Jolla Pharmaceutical Co.*(a)	1,872	55,467
Ligand Pharmaceuticals, Inc.*(a)	1,664	201,194
MacroGenics, Inc.*(a)	1,456	24,053
MiMedx Group, Inc.*(a)	416	6,223
Momenta Pharmaceuticals, Inc.*	2,496	41,309
Myriad Genetics, Inc.*	1,664	40,385
Neurocrine Biosciences, Inc.*(a)	3,952	189,815
OPKO Health, Inc.*(a)	16,432	105,986
PDL BioPharma, Inc.*	60,736	137,871
Progenics Pharmaceuticals, Inc.*(a)	2,288	13,797
Puma Biotechnology, Inc.*	1,040	98,852
Radius Health, Inc.*(a)	1,248	54,950
Regeneron Pharmaceuticals, Inc.*	2,080	1,022,570
Repligen Corp.*	1,872	75,386
Retrophin, Inc.*	2,704	54,729
Rigel Pharmaceuticals, Inc.*	208	493
Sangamo Therapeutics, Inc.*(a)	14,144	121,638
Sarepta Therapeutics, Inc.*(a)	3,952	152,468
Seattle Genetics, Inc.*	3,120	157,560
TESARO, Inc.*(a)	832	106,213
TG Therapeutics, Inc.*(a)	2,288	26,312
United Therapeutics Corp.*	1,872	240,365
Vertex Pharmaceuticals, Inc.*	7,488	1,136,828
ZIOPHARM Oncology, Inc.*(a)	8,944	49,460

		29,116,652

Building Products - 0.5%
AAON, Inc.(a)	4,160	140,608

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Building Products - (continued)
American Woodmark Corp.*	1,248	122,491
AO Smith Corp.	8,320	445,536
Apogee Enterprises, Inc.(a)	2,288	119,182
Armstrong Flooring, Inc.*(a)	2,704	46,941
Armstrong World Industries, Inc.*	208	10,098
Builders FirstSource, Inc.*	19,552	306,380
Fortune Brands Home & Security, Inc.	2,704	177,572
Gibraltar Industries, Inc.*(a)	2,080	62,088
Griffon Corp.	6,032	123,656
Insteel Industries, Inc.(a)	624	16,424
Johnson Controls International plc	41,600	1,620,320
Lennox International, Inc.(a)	2,288	391,248
Masco Corp.	4,992	190,345
NCI Building Systems, Inc.*	624	11,232
Owens Corning	4,576	306,821
Patrick Industries, Inc.*	3,120	237,432
Ply Gem Holdings, Inc.*	4,160	72,800
Quanex Building Products Corp.(a)	416	8,944
Simpson Manufacturing Co., Inc.(a)	1,664	73,698
Trex Co., Inc.*(a)	2,496	187,724
Universal Forest Products, Inc.	1,456	122,086
USG Corp.*(a)	11,440	309,338

		5,102,964

Capital Markets - 2.9%
Actua Corp.*	208	2,808
Affiliated Managers Group, Inc.(a)	1,456	270,569
Ameriprise Financial, Inc.	4,992	723,241
Artisan Partners Asset Management, Inc., Class A(a)	4,576	152,152
Bank of New York Mellon Corp. (The)	37,232	1,974,413
BGC Partners, Inc., Class A	52,000	655,720
BlackRock, Inc.(a)	3,536	1,508,210
CBOE Holdings, Inc.	4,368	412,907
Charles Schwab Corp. (The)	28,496	1,222,478
CME Group, Inc.	8,528	1,045,703
Cohen & Steers, Inc.(a)	832	33,613
Cowen, Inc., Class A*(a)	17,663	282,608
Donnelley Financial Solutions, Inc.*(a)	7,072	164,070
E*TRADE Financial Corp.*	13,728	562,848
Eaton Vance Corp.	1,040	51,054
Evercore Partners, Inc., Class A	2,080	163,592
FactSet Research Systems, Inc.(a)	624	104,345
Federated Investors, Inc., Class B(a)	20,592	593,667
Financial Engines, Inc.	1,456	55,983
Franklin Resources, Inc.	10,608	475,026
Goldman Sachs Group, Inc. (The)	16,432	3,702,623
Interactive Brokers Group, Inc., Class A(a)	6,032	241,582
Intercontinental Exchange, Inc.	14,560	971,330
INTL. FCStone, Inc.*	8,112	317,423
Invesco Ltd.	21,216	737,680
Investment Technology Group, Inc.(a)	5,824	128,536
Janus Henderson Group plc*(a)	44,928	1,504,639
Legg Mason, Inc.(a)	13,520	540,935
LPL Financial Holdings, Inc.	23,296	1,066,025
MarketAxess Holdings, Inc.	2,288	464,212
Moody’s Corp.	4,368	574,960
Morgan Stanley	68,432	3,209,461
Morningstar, Inc.	208	17,175

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
MSCI, Inc.	2,496	271,939
Nasdaq, Inc.	1,872	139,221
Northern Trust Corp.(b)	7,208	630,772
Piper Jaffray Cos.	2,912	181,709
Raymond James Financial, Inc.	2,080	173,035
S&P Global, Inc.	5,616	862,562
SEI Investments Co.	3,744	211,573
State Street Corp.	14,144	1,318,645
Stifel Financial Corp.*(a)	24,752	1,258,640
T. Rowe Price Group, Inc.(a)	8,320	688,230
TD Ameritrade Holding Corp.	3,952	180,725
Virtu Financial, Inc., Class A(a)	18,928	313,258
Waddell & Reed Financial, Inc., Class A(a)	23,504	485,828

		30,647,725

Chemicals - 2.2%
A Schulman, Inc.	7,696	202,405
AdvanSix, Inc.*	6,032	201,951
Air Products & Chemicals, Inc.	4,784	680,046
Albemarle Corp.	4,992	578,074
American Vanguard Corp.	208	3,682
Ashland Global Holdings, Inc.	2,080	135,138
Balchem Corp.(a)	2,288	177,549
Cabot Corp.	9,152	497,228
Calgon Carbon Corp.	624	9,984
Celanese Corp., Series A	4,992	480,081
CF Industries Holdings, Inc.(a)	3,536	103,782
Chemours Co. (The)(a)	16,016	762,522
Dow Chemical Co. (The)	48,672	3,126,689
Eastman Chemical Co.	7,280	605,405
Ecolab, Inc.	6,240	821,621
EI du Pont de Nemours & Co.	24,336	2,000,662
Ferro Corp.*	11,856	228,109
Flotek Industries, Inc.*(a)	624	5,254
FMC Corp.(a)	8,112	619,594
FutureFuel Corp.	208	3,028
GCP Applied Technologies, Inc.*	14,976	453,773
HB Fuller Co.(a)	2,288	117,878
Huntsman Corp.	26,832	714,268
Innophos Holdings, Inc.	4,576	191,139
Innospec, Inc.	3,952	246,605
International Flavors & Fragrances, Inc.(a)	2,080	277,014
Koppers Holdings, Inc.*	832	30,202
Kraton Corp.*	7,488	278,554
Kronos Worldwide, Inc.	11,856	252,770
LSB Industries, Inc.*(a)	6,656	47,124
LyondellBasell Industries NV, Class A	9,360	843,242
Minerals Technologies, Inc.	6,032	427,066
Monsanto Co.	11,648	1,360,719
NewMarket Corp.	208	95,703
Olin Corp.(a)	11,440	337,251
OMNOVA Solutions, Inc.*	1,456	13,686
Platform Specialty Products Corp.*(a)	67,184	941,248
PolyOne Corp.	13,728	502,170
PPG Industries, Inc.	5,408	569,192
Praxair, Inc.	6,032	785,125
Quaker Chemical Corp.	1,872	265,581
Rayonier Advanced Materials, Inc.(a)	11,024	164,368
RPM International, Inc.	2,496	129,467
Scotts Miracle-Gro Co. (The)(a)	2,704	259,557

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
Sensient Technologies Corp.	3,328	247,470
Sherwin-Williams Co. (The)	2,080	701,522
Stepan Co.	5,408	444,375
Tredegar Corp.(a)	624	9,422
Trinseo SA	8,320	584,896
Tronox Ltd., Class A	31,408	608,687
Valvoline, Inc.	3,977	90,159
Westlake Chemical Corp.(a)	416	29,270
WR Grace & Co.(a)	832	57,375

		23,319,682

Commercial Services & Supplies - 0.9%
ABM Industries, Inc.	5,408	241,305
ACCO Brands Corp.*	19,968	232,627
Brady Corp., Class A	5,408	179,546
Brink’s Co. (The)	6,656	520,166
CECO Environmental Corp.	5,408	52,241
Cintas Corp.	2,704	364,634
Copart, Inc.*	2,912	91,699
Covanta Holding Corp.(a)	40,352	609,315
Deluxe Corp.(a)	13,104	946,109
Ennis, Inc.	7,072	136,136
Essendant, Inc.	4,368	54,513
Healthcare Services Group, Inc.(a)	6,240	326,040
Herman Miller, Inc.	9,152	308,194
HNI Corp.(a)	6,864	259,116
Interface, Inc.	2,496	47,299
KAR Auction Services, Inc.	6,448	271,074
Kimball International, Inc., Class B	7,488	124,825
Knoll, Inc.	3,952	76,511
LSC Communications, Inc.	10,400	222,352
Matthews International Corp., Class A	3,744	245,419
McGrath RentCorp	624	22,171
Mobile Mini, Inc.(a)	2,288	70,470
MSA Safety, Inc.	1,456	116,713
Multi-Color Corp.	2,288	184,184
Pitney Bowes, Inc.	32,656	514,006
Quad/Graphics, Inc.	16,224	364,391
Republic Services, Inc.	7,696	494,237
Rollins, Inc.(a)	2,912	126,410
RR Donnelley & Sons Co.	208	2,571
SP Plus Corp.*	416	13,603
Steelcase, Inc., Class A	13,728	187,387
Tetra Tech, Inc.	6,656	315,827
UniFirst Corp.	1,664	236,704
US Ecology, Inc.(a)	2,080	107,952
Viad Corp.(a)	1,248	66,830
Waste Management, Inc.	11,648	875,347
West Corp.	12,064	281,936

		9,289,860

Communications Equipment - 1.3%
Acacia Communications, Inc.*(a)	4,368	191,187
ADTRAN, Inc.	208	4,877
Arista Networks, Inc.*(a)	1,430	213,485
ARRIS International plc*	6,032	168,655
Brocade Communications Systems, Inc.	29,536	373,040
CalAmp Corp.*	1,040	19,864
Calix, Inc.*	416	2,850
Ciena Corp.*(a)	42,848	1,103,336
Cisco Systems, Inc.	209,248	6,580,850
CommScope Holding Co., Inc.*	6,864	252,458

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Communications Equipment - (continued)
EchoStar Corp., Class A*(a)	2,080	126,318
Extreme Networks, Inc.*	6,656	58,506
F5 Networks, Inc.*(a)	1,248	150,696
Finisar Corp.*	30,784	837,940
Harmonic, Inc.*(a)	9,568	39,229
Harris Corp.	3,536	404,766
Infinera Corp.*(a)	6,656	78,075
InterDigital, Inc.	3,120	227,292
Juniper Networks, Inc.	11,440	319,748
Lumentum Holdings, Inc.*	416	26,042
Motorola Solutions, Inc.	3,328	301,783
NETGEAR, Inc.*	4,160	199,264
NetScout Systems, Inc.*(a)	28,288	975,936
Oclaro, Inc.*(a)	37,440	366,163
Palo Alto Networks, Inc.*(a)	2,496	328,923
Plantronics, Inc.	2,080	93,974
ShoreTel, Inc.*	10,400	77,480
Ubiquiti Networks, Inc.*(a)	832	45,344
ViaSat, Inc.*	2,080	137,467
Viavi Solutions, Inc.*(a)	45,344	497,424

		14,202,972

Construction & Engineering - 0.3%
AECOM*	7,488	238,867
Aegion Corp.*	4,992	119,508
Argan, Inc.(a)	2,288	147,462
Chicago Bridge & Iron Co. NV(a)	5,824	109,142
Comfort Systems USA, Inc.	3,952	131,602
Dycom Industries, Inc.*(a)	5,824	527,654
EMCOR Group, Inc.	3,952	266,760
Fluor Corp.	6,448	280,037
Granite Construction, Inc.(a)	1,872	91,765
Jacobs Engineering Group, Inc.	1,040	54,829
KBR, Inc.(a)	23,088	344,473
MasTec, Inc.*	11,440	528,528
MYR Group, Inc.*	624	19,849
Primoris Services Corp.(a)	2,912	72,567
Tutor Perini Corp.*	8,736	232,378
Valmont Industries, Inc.	416	63,523

		3,228,944

Construction Materials - 0.1%
Eagle Materials, Inc.	1,872	176,155
Martin Marietta Materials, Inc.	1,872	423,877
Summit Materials, Inc., Class A*	18,928	538,312
US Concrete, Inc.*(a)	1,040	81,484
Vulcan Materials Co.	3,328	409,744

		1,629,572

Consumer Finance - 1.0%
Ally Financial, Inc.	21,840	494,458
American Express Co.	31,408	2,676,904
Capital One Financial Corp.	20,592	1,774,618
Credit Acceptance Corp.*(a)	2,496	621,754
Discover Financial Services	17,472	1,064,744
Encore Capital Group, Inc.*(a)	9,984	400,358
Enova International, Inc.*	8,736	126,672
EZCORP, Inc., Class A*	13,520	105,456
FirstCash, Inc.	4,998	290,634
Green Dot Corp., Class A*	2,912	117,179
LendingClub Corp.*	9,776	49,564
Navient Corp.(a)	24,336	358,956
Nelnet, Inc., Class A	8,112	398,218
OneMain Holdings, Inc.*(a)	7,072	189,105
PRA Group, Inc.*(a)	12,896	505,523

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Consumer Finance - (continued)
Santander Consumer USA Holdings, Inc.*	11,856	151,875
SLM Corp.*	58,448	647,604
Synchrony Financial	19,344	586,510
World Acceptance Corp.*(a)	1,040	78,593

		10,638,725

Containers & Packaging - 0.5%
AptarGroup, Inc.(a)	1,040	84,167
Avery Dennison Corp.	1,872	173,965
Ball Corp.	10,608	444,475
Bemis Co., Inc.	3,952	167,446
Berry Global Group, Inc.*	9,776	548,238
Crown Holdings, Inc.*	3,952	235,025
Graphic Packaging Holding Co.	20,384	268,865
International Paper Co.	19,760	1,086,405
Myers Industries, Inc.	416	7,072
Owens-Illinois, Inc.*(a)	49,920	1,193,088
Packaging Corp. of America(a)	1,664	182,175
Sealed Air Corp.	6,864	298,653
Silgan Holdings, Inc.	4,576	138,653
Sonoco Products Co.	1,872	90,754
WestRock Co.	12,480	716,602

		5,635,583

Distributors - 0.1%
Core-Mark Holding Co., Inc.(a)	4,992	183,057
Genuine Parts Co.(a)	4,992	423,971
LKQ Corp.*	8,736	301,916
Pool Corp.	2,704	292,356

		1,201,300

Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc.(a)	17,472	567,840
Bright Horizons Family Solutions, Inc.*	3,120	246,511
Capella Education Co.	1,664	114,317
Career Education Corp.*	15,600	131,196
Carriage Services, Inc.(a)	3,328	81,170
Graham Holdings Co., Class B	416	246,438
Grand Canyon Education, Inc.*(a)	4,160	306,051
H&R Block, Inc.	5,616	171,288
Houghton Mifflin Harcourt Co.*	23,504	280,873
Service Corp. International	9,984	346,744
Strayer Education, Inc.(a)	1,664	130,824
Weight Watchers International, Inc.*(a)	9,568	342,726

		2,965,978

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B*	86,112	15,067,017
FNFV Group*	1,456	25,116
Leucadia National Corp.	19,552	508,944
Voya Financial, Inc.	13,312	522,363

		16,123,440

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	260,208	10,148,112
ATN International, Inc.(a)	1,664	96,512
CenturyLink, Inc.(a)	29,952	696,983
Cincinnati Bell, Inc.*(a)	13,216	246,478
Cogent Communications Holdings, Inc.	3,120	130,260
Consolidated Communications Holdings, Inc.	7,163	128,934
Frontier Communications Corp.(a)	28,509	436,473

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Telecommunication Services - (continued)
General Communication, Inc., Class A*	4,160	177,507
Globalstar, Inc.*(a)	12,272	22,703
IDT Corp., Class B(a)	2,496	36,966
Iridium Communications, Inc.*(a)	25,792	256,630
Level 3 Communications, Inc.*	7,904	463,807
Lumos Networks Corp.*(a)	1,872	33,528
ORBCOMM, Inc.*	2,496	28,979
Straight Path Communications, Inc., Class B*(a)	208	37,315
Verizon Communications, Inc.	170,976	8,275,238
Vonage Holdings Corp.*	27,872	184,234
Windstream Holdings, Inc.(a)	71,968	272,759
Zayo Group Holdings, Inc.*	5,824	190,969

		21,864,387

Electric Utilities - 1.9%
ALLETE, Inc.	7,488	548,646
Alliant Energy Corp.	4,160	168,605
American Electric Power Co., Inc.	16,016	1,129,769
Duke Energy Corp.	34,528	2,939,023
Edison International	10,192	801,907
El Paso Electric Co.	5,200	269,880
Entergy Corp.	11,232	861,719
Eversource Energy	11,856	720,726
Exelon Corp.	41,184	1,578,995
FirstEnergy Corp.	5,408	172,569
Great Plains Energy, Inc.	18,512	571,280
Hawaiian Electric Industries, Inc.	23,715	782,358
IDACORP, Inc.	3,328	287,406
MGE Energy, Inc.	2,288	152,266
NextEra Energy, Inc.	10,608	1,549,723
OGE Energy Corp.	2,496	89,507
Otter Tail Corp.	1,456	58,895
PG&E Corp.	21,632	1,464,270
Pinnacle West Capital Corp.	2,912	252,558
PNM Resources, Inc.(a)	8,320	331,552
Portland General Electric Co.	11,648	520,549
PPL Corp.	29,744	1,140,087
Southern Co. (The)	52,208	2,502,329
Westar Energy, Inc.	1,248	63,336
Xcel Energy, Inc.	23,296	1,102,134

		20,060,089

Electrical Equipment - 0.6%
Acuity Brands, Inc.(a)	1,456	295,058
AMETEK, Inc.(a)	3,536	217,747
AZZ, Inc.(a)	1,248	63,274
Babcock & Wilcox Enterprises, Inc.*	6,240	65,520
Eaton Corp. plc	22,880	1,790,360
Emerson Electric Co.	20,176	1,202,691
Encore Wire Corp.	1,248	55,661
EnerSys	3,120	225,482
Generac Holdings, Inc.*(a)	9,568	344,161
General Cable Corp.(a)	4,784	92,331
Hubbell, Inc.	624	74,125
Plug Power, Inc.*(a)	17,264	39,017
Regal Beloit Corp.	14,976	1,248,250
Rockwell Automation, Inc.	2,080	343,262
Sensata Technologies Holding NV*(a)	1,664	75,080
Sunrun, Inc.*(a)	18,096	136,263
Vivint Solar, Inc.*	832	4,285

		6,272,567

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp., Class A	7,696	589,668
Anixter International, Inc.*	5,616	442,260
Arrow Electronics, Inc.*	2,080	169,083
Avnet, Inc.	2,080	79,830
AVX Corp.	7,280	130,094
Badger Meter, Inc.(a)	2,496	112,944
Belden, Inc.	12,064	867,884
Benchmark Electronics, Inc.*	9,776	328,962
CDW Corp.	2,912	184,708
Cognex Corp.	5,200	494,312
Coherent, Inc.*(a)	1,248	330,720
Corning, Inc.	54,912	1,600,136
CTS Corp.(a)	6,448	141,856
Dolby Laboratories, Inc., Class A	832	43,056
ePlus, Inc.*	4,160	336,544
Fabrinet*(a)	10,816	486,828
Flex Ltd.*	8,528	136,363
FLIR Systems, Inc.	3,328	124,201
II-VI, Inc.*(a)	1,040	39,624
Insight Enterprises, Inc.*	11,024	446,692
IPG Photonics Corp.*(a)	2,912	444,488
Jabil, Inc.	21,632	659,776
Keysight Technologies, Inc.*	1,456	60,555
Knowles Corp.*(a)	21,632	327,725
Littelfuse, Inc.	1,872	337,297
Mesa Laboratories, Inc.	208	30,062
Methode Electronics, Inc.(a)	3,120	124,020
National Instruments Corp.(a)	208	8,557
Novanta, Inc.*	3,120	115,128
PC Connection, Inc.(a)	3,744	96,595
Plexus Corp.*	6,448	345,677
Rogers Corp.*	1,248	147,227
Sanmina Corp.*	23,504	842,618
ScanSource, Inc.*	4,784	189,446
SYNNEX Corp.(a)	4,784	568,913
TE Connectivity Ltd.	6,864	551,797
Tech Data Corp.*(a)	11,856	1,214,054
Trimble, Inc.*(a)	4,992	186,851
TTM Technologies, Inc.*	20,800	361,504
Universal Display Corp.	1,248	150,509
VeriFone Systems, Inc.*(a)	12,896	251,601
Vishay Intertechnology, Inc.(a)	53,248	950,477
Zebra Technologies Corp., Class A*	6,448	655,891

		15,706,533

Energy Equipment & Services - 1.0%
Archrock, Inc.(a)	33,280	364,416
Atwood Oceanics, Inc.*(a)	29,952	235,423
Baker Hughes a GE Co.	8,944	329,944
Basic Energy Services, Inc.*(a)	6,448	144,435
Core Laboratories NV(a)	832	83,641
Ensco plc, Class A(a)	128,752	681,098
Exterran Corp.*	13,936	385,888
Halliburton Co.	25,584	1,085,785
Helix Energy Solutions Group, Inc.*	29,328	191,805
Helmerich & Payne, Inc.(a)	6,240	315,869
Matrix Service Co.*(a)	10,608	109,793
McDermott International, Inc.*	60,528	409,775
Nabors Industries Ltd.(a)	57,408	442,616
National Oilwell Varco, Inc.(a)	416	13,607
Natural Gas Services Group, Inc.*	832	20,758
Newpark Resources, Inc.*(a)	4,784	39,946

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Energy Equipment & Services - (continued)
Oceaneering International, Inc.	31,616	810,950
Patterson-UTI Energy, Inc.	18,096	349,977
RPC, Inc.(a)	5,824	120,615
Schlumberger Ltd.	44,512	3,053,523
SEACOR Holdings, Inc.*	3,328	113,451
TETRA Technologies, Inc.*(a)	61,152	171,837
Transocean Ltd.*(a)	39,312	340,049
Unit Corp.*	21,008	377,724
US Silica Holdings, Inc.	2,704	78,768
Weatherford International plc*(a)	208	928

		10,272,621

Equity Real Estate Investment Trusts (REITs) - 3.7%
Acadia Realty Trust(a)	5,200	154,648
Agree Realty Corp.	1,040	51,137
Alexander’s, Inc.	208	90,478
Alexandria Real Estate Equities, Inc.	2,704	327,860
Altisource Residential Corp.(a)	8,736	113,655
American Assets Trust, Inc.	2,704	109,810
American Campus Communities, Inc.	3,120	149,573
American Homes 4 Rent, Class A	208	4,786
American Tower Corp.	11,856	1,616,329
Apartment Investment & Management Co., Class A	4,160	189,488
Ashford Hospitality Prime, Inc.	15,184	157,306
Ashford Hospitality Trust, Inc.	21,424	134,757
AvalonBay Communities, Inc.	3,952	760,167
Boston Properties, Inc.	3,952	477,836
Brandywine Realty Trust	12,688	213,285
Brixmor Property Group, Inc.	10,192	199,661
Camden Property Trust	2,288	205,234
Care Capital Properties, Inc.	24,128	584,380
CBL & Associates Properties, Inc.(a)	5,408	47,536
Cedar Realty Trust, Inc.	5,824	30,168
Chatham Lodging Trust(a)	1,040	21,507
Chesapeake Lodging Trust(a)	6,864	173,179
Colony NorthStar, Inc., Class A	53,872	788,686
CoreCivic, Inc.	17,680	489,736
CorEnergy Infrastructure Trust, Inc.(a)	847	30,162
CoreSite Realty Corp.	2,496	271,016
Corporate Office Properties Trust(a)	8,736	290,821
Cousins Properties, Inc.	8,736	80,284
Crown Castle International Corp.	11,440	1,150,635
CubeSmart	12,064	297,498
CyrusOne, Inc.	2,704	161,456
DCT Industrial Trust, Inc.	5,408	304,687
DDR Corp.	208	2,120
DiamondRock Hospitality Co.	43,264	505,324
Digital Realty Trust, Inc.	3,536	407,842
Douglas Emmett, Inc.	2,288	87,539
Duke Realty Corp.	10,608	303,283
DuPont Fabros Technology, Inc.	5,824	363,010
EastGroup Properties, Inc.	1,040	90,667
Education Realty Trust, Inc.(a)	3,952	148,398
Empire State Realty Trust, Inc., Class A(a)	6,656	139,044
EPR Properties	4,576	331,211
Equinix, Inc.	1,872	843,767
Equity Commonwealth*	28,080	886,766
Equity LifeStyle Properties, Inc.(a)	1,456	127,109
Equity Residential	9,984	679,511
Essex Property Trust, Inc.(a)	1,872	489,902

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Extra Space Storage, Inc.(a)	4,784	380,328
Federal Realty Investment Trust(a)	3,744	496,567
FelCor Lodging Trust, Inc.	8,112	59,867
First Industrial Realty Trust, Inc.	8,944	272,971
First Potomac Realty Trust	2,080	23,150
Forest City Realty Trust, Inc., Class A	6,656	162,273
Gaming and Leisure Properties, Inc.	3,744	142,047
GEO Group, Inc. (The)	17,056	500,594
Getty Realty Corp.	832	21,615
GGP, Inc.	20,384	460,882
Global Net Lease, Inc.	208	4,576
Government Properties Income Trust(a)	10,400	184,392
Gramercy Property Trust	2,418	73,072
HCP, Inc.	12,896	408,158
Healthcare Realty Trust, Inc.(a)	5,408	180,086
Healthcare Trust of America, Inc., Class A	4,784	146,343
Hersha Hospitality Trust	6,032	113,160
Highwoods Properties, Inc.	5,200	267,904
Hospitality Properties Trust	624	18,133
Host Hotels & Resorts, Inc.	24,128	450,229
Hudson Pacific Properties, Inc.	5,408	176,950
InfraREIT, Inc.	5,616	126,304
Iron Mountain, Inc.	10,608	386,449
iStar, Inc.*	25,584	305,729
Kilroy Realty Corp.	1,456	101,061
Kimco Realty Corp.	1,456	29,382
Kite Realty Group Trust(a)	32,864	674,698
Lamar Advertising Co., Class A(a)	1,664	117,429
LaSalle Hotel Properties(a)	32,864	970,803
Lexington Realty Trust	1,872	19,057
Liberty Property Trust	416	17,480
Life Storage, Inc.	4,368	319,039
LTC Properties, Inc.	2,912	150,376
Macerich Co. (The)(a)	7,072	405,862
Medical Properties Trust, Inc.	47,008	610,164
Mid-America Apartment Communities, Inc.	4,576	473,753
National Health Investors, Inc.(a)	2,496	192,816
National Retail Properties, Inc.	11,232	449,055
New Senior Investment Group, Inc.	208	2,161
NorthStar Realty Europe Corp.	10,816	139,635
Omega Healthcare Investors, Inc.	11,648	367,960
Park Hotels & Resorts, Inc.	1,664	44,812
Pebblebrook Hotel Trust(a)	2,288	77,037
Pennsylvania REIT(a)	29,744	353,656
Piedmont Office Realty Trust, Inc., Class A	5,616	117,992
Preferred Apartment Communities, Inc., Class A	7,488	129,318
Prologis, Inc.	12,896	784,206
PS Business Parks, Inc.	832	111,871
Public Storage	4,992	1,026,205
QTS Realty Trust, Inc., Class A	1,040	55,609
RAIT Financial Trust	11,232	22,464
Ramco-Gershenson Properties Trust	624	8,792
Rayonier, Inc.	4,160	120,931
Realty Income Corp.	12,272	700,248
Regency Centers Corp.	7,310	484,068
Retail Opportunity Investments Corp.	4,992	101,238

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Retail Properties of America, Inc., Class A	16,640	220,147
RLJ Lodging Trust	20,176	426,924
Ryman Hospitality Properties, Inc.	5,200	325,468
Sabra Health Care REIT, Inc.(a)	8,736	202,675
Saul Centers, Inc.	624	36,916
SBA Communications Corp.*	2,496	343,325
Select Income REIT	9,360	219,679
Senior Housing Properties Trust	10,192	198,234
Simon Property Group, Inc.	6,448	1,022,008
SL Green Realty Corp.	1,248	128,881
Spirit Realty Capital, Inc.	208	1,649
STAG Industrial, Inc.	3,328	90,821
Starwood Waypoint Homes*	7,696	269,052
STORE Capital Corp.(a)	10,816	252,986
Summit Hotel Properties, Inc.	12,480	223,766
Sun Communities, Inc.	3,744	333,254
Sunstone Hotel Investors, Inc.	7,280	118,518
Tanger Factory Outlet Centers, Inc.(a)	9,360	247,385
Taubman Centers, Inc.	3,328	189,263
Terreno Realty Corp.(a)	208	7,201
UDR, Inc.	7,072	276,445
Uniti Group, Inc.	1,040	26,624
Universal Health Realty Income Trust(a)	2,496	193,390
Urban Edge Properties(a)	1,040	26,135
Urstadt Biddle Properties, Inc., Class A	208	4,356
Ventas, Inc.	11,232	756,475
VEREIT, Inc.	32,448	269,643
Vornado Realty Trust	3,120	247,572
Washington Prime Group, Inc.	64,896	585,362
Washington REIT	3,536	118,209
Weingarten Realty Investors	6,240	202,550
Welltower, Inc.	11,024	809,051
Weyerhaeuser Co.	24,128	796,707
Xenia Hotels & Resorts, Inc.	20,800	422,656

		39,217,538

Food & Staples Retailing - 1.6%
Andersons, Inc. (The)(a)	7,696	265,127
Casey’s General Stores, Inc.(a)	1,872	199,836
Costco Wholesale Corp.	11,024	1,747,414
CVS Health Corp.	48,048	3,840,477
Ingles Markets, Inc., Class A	1,872	55,224
Kroger Co. (The)	45,552	1,116,935
Performance Food Group Co.*	24,128	694,886
PriceSmart, Inc.(a)	624	52,572
Rite Aid Corp.*(a)	42,016	94,116
SpartanNash Co.(a)	7,696	213,487
SUPERVALU, Inc.*	78,832	282,219
Sysco Corp.(a)	12,896	678,588
United Natural Foods, Inc.*(a)	6,032	232,413
Walgreens Boots Alliance, Inc.	25,584	2,063,861
Wal-Mart Stores, Inc.	70,512	5,640,255
Weis Markets, Inc.(a)	3,952	186,969
Whole Foods Market, Inc.	208	8,686

		17,373,065

Food Products - 1.4%
Archer-Daniels-Midland Co.	23,920	1,008,946
B&G Foods, Inc.(a)	1,248	45,240
Blue Buffalo Pet Products, Inc.*	2,912	65,142
Bunge Ltd.	6,032	472,849

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - (continued)
Calavo Growers, Inc.(a)	1,248	92,414
Cal-Maine Foods, Inc.*(a)	7,904	301,538
Campbell Soup Co.	7,280	384,602
Conagra Brands, Inc.	12,064	413,071
Darling Ingredients, Inc.*	50,960	829,119
Dean Foods Co.	14,560	218,400
Flowers Foods, Inc.	832	14,635
Fresh Del Monte Produce, Inc.	8,944	460,348
Freshpet, Inc.*	832	14,186
General Mills, Inc.	21,424	1,192,460
Hain Celestial Group, Inc. (The)*(a)	4,368	195,293
Hershey Co. (The)	3,744	394,281
Hormel Foods Corp.(a)	6,032	206,113
Ingredion, Inc.	2,080	256,506
J&J Snack Foods Corp.(a)	1,456	191,318
JM Smucker Co. (The)	7,488	912,787
Kellogg Co.(a)	7,072	480,896
Kraft Heinz Co. (The)	18,304	1,600,868
Lancaster Colony Corp.	1,248	153,030
Landec Corp.*	1,248	15,350
McCormick & Co., Inc. (Non-Voting)(a)	2,704	257,691
Mondelez International, Inc., Class A	43,472	1,913,637
Omega Protein Corp.	3,120	49,920
Pilgrim’s Pride Corp.*	4,784	116,203
Pinnacle Foods, Inc.	5,200	308,776
Post Holdings, Inc.*	4,368	363,418
Sanderson Farms, Inc.(a)	5,408	707,096
Seaboard Corp.(a)	24	102,600
Snyder’s-Lance, Inc.(a)	5,616	195,381
Tootsie Roll Industries, Inc.(a)	1,926	71,647
TreeHouse Foods, Inc.*	2,080	176,446
Tyson Foods, Inc., Class A	8,736	553,513

		14,735,720

Gas Utilities - 0.2%
Atmos Energy Corp.	1,456	126,322
Chesapeake Utilities Corp.	2,912	224,952
New Jersey Resources Corp.(a)	7,904	333,154
Northwest Natural Gas Co.(a)	208	13,125
ONE Gas, Inc.	3,952	287,626
South Jersey Industries, Inc.	8,112	275,565
Southwest Gas Holdings, Inc.	3,120	249,912
Spire, Inc.(a)	3,744	271,814
UGI Corp.	3,744	188,960
WGL Holdings, Inc.(a)	4,368	374,425

		2,345,855

Health Care Equipment & Supplies - 2.0%
Abaxis, Inc.(a)	1,040	48,880
Abbott Laboratories	41,392	2,035,659
ABIOMED, Inc.*	2,704	400,435
Alere, Inc.*	5,824	293,471
Align Technology, Inc.*	4,160	695,677
Analogic Corp.	416	29,203
AngioDynamics, Inc.*	1,456	23,660
Anika Therapeutics, Inc.*(a)	1,040	53,206
AtriCure, Inc.*	1,040	25,199
Baxter International, Inc.	9,152	553,513
Becton Dickinson and Co.	5,824	1,172,954
Boston Scientific Corp.*	28,288	753,027
Cantel Medical Corp.	2,704	200,637
Cardiovascular Systems, Inc.*	832	26,250
Cerus Corp.*(a)	2,704	6,111

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Equipment & Supplies - (continued)
CONMED Corp.	4,992	256,189
Cooper Cos., Inc. (The)	832	202,900
CR Bard, Inc.	2,080	666,848
Danaher Corp.	16,224	1,322,094
DENTSPLY SIRONA, Inc.	4,576	283,850
DexCom, Inc.*(a)	3,744	249,388
Edwards Lifesciences Corp.*	5,408	622,893
Globus Medical, Inc., Class A*(a)	5,408	166,296
Halyard Health, Inc.*(a)	8,320	334,630
Hill-Rom Holdings, Inc.	4,160	310,003
Hologic, Inc.*	7,488	331,044
ICU Medical, Inc.*(a)	1,040	178,776
IDEXX Laboratories, Inc.*	2,496	415,484
Insulet Corp.*(a)	2,080	104,645
Integer Holdings Corp.*(a)	10,192	466,794
Integra LifeSciences Holdings Corp.*	5,408	268,561
Intuitive Surgical, Inc.*	832	780,632
Invacare Corp.(a)	6,656	104,166
Lantheus Holdings, Inc.*	5,200	95,940
Masimo Corp.*	4,576	432,890
Medtronic plc	41,184	3,458,220
Merit Medical Systems, Inc.*	4,368	179,088
Natus Medical, Inc.*(a)	2,704	95,181
Neogen Corp.*	2,704	178,112
Nevro Corp.*	1,248	107,403
NuVasive, Inc.*(a)	3,744	246,318
NxStage Medical, Inc.*	3,120	73,476
OraSure Technologies, Inc.*(a)	832	14,593
Orthofix International NV*	4,576	198,507
Quidel Corp.*	208	6,654
ResMed, Inc.(a)	2,704	208,533
Spectranetics Corp. (The)*(a)	2,080	80,080
Stryker Corp.	6,656	979,098
Surmodics, Inc.*	416	10,941
Teleflex, Inc.	2,288	474,119
Varian Medical Systems, Inc.*	1,456	141,407
West Pharmaceutical Services, Inc.	4,576	405,891
Wright Medical Group NV*(a)	2,288	60,106
Zimmer Biomet Holdings, Inc.	5,616	681,333

		21,510,965

Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc.*(a)	28,704	1,519,303
Aceto Corp.(a)	4,160	70,221
Aetna, Inc.	15,808	2,439,333
Almost Family, Inc.*	1,872	92,570
Amedisys, Inc.*(a)	4,576	216,719
American Renal Associates Holdings, Inc.*(a)	2,704	46,238
AmerisourceBergen Corp.	7,696	722,039
AMN Healthcare Services, Inc.*(a)	5,824	214,906
Anthem, Inc.	11,440	2,130,242
BioTelemetry, Inc.*(a)	208	7,114
Brookdale Senior Living, Inc.*(a)	49,296	700,003
Capital Senior Living Corp.*(a)	832	11,482
Cardinal Health, Inc.	13,728	1,060,625
Centene Corp.*	8,944	710,332
Chemed Corp.	1,664	328,640
Cigna Corp.	6,240	1,083,014
Community Health Systems, Inc.*(a)	42,640	304,876
CorVel Corp.*	624	29,671
DaVita, Inc.*	6,864	444,650
Diplomat Pharmacy, Inc.*	12,896	204,660

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Providers & Services - (continued)
Ensign Group, Inc. (The)(a)	12,480	279,178
Envision Healthcare Corp.*	4,784	269,961
Express Scripts Holding Co.*	19,344	1,211,708
HCA Healthcare, Inc.*	12,688	1,019,354
HealthSouth Corp.(a)	26,000	1,106,560
Henry Schein, Inc.*(a)	1,872	341,097
Humana, Inc.	3,952	913,702
Kindred Healthcare, Inc.	25,376	227,115
Laboratory Corp. of America Holdings*	4,576	727,172
LHC Group, Inc.*	2,288	132,475
LifePoint Health, Inc.*	14,144	840,154
Magellan Health, Inc.*	5,616	418,673
McKesson Corp.	6,656	1,077,407
MEDNAX, Inc.*	5,200	244,296
Molina Healthcare, Inc.*	13,936	930,925
Owens & Minor, Inc.(a)	20,800	670,384
Patterson Cos., Inc.(a)	2,496	104,133
PharMerica Corp.*	6,656	167,398
Premier, Inc., Class A*	1,248	43,555
Providence Service Corp. (The)*	2,288	117,924
Quest Diagnostics, Inc.	4,368	473,098
Select Medical Holdings Corp.*(a)	33,696	545,875
Surgery Partners, Inc.*	2,080	41,288
Tenet Healthcare Corp.*(a)	30,368	526,885
Tivity Health, Inc.*(a)	2,496	98,966
Triple-S Management Corp., Class B*	6,032	93,375
UnitedHealth Group, Inc.	26,309	5,046,329
Universal Health Services, Inc., Class B	5,408	599,369
US Physical Therapy, Inc.	1,248	78,749
VCA, Inc.*	4,784	442,903
WellCare Health Plans, Inc.*	3,744	662,651

		31,789,297

Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	59,280	729,737
athenahealth, Inc.*(a)	1,040	143,853
Cerner Corp.*(a)	7,696	495,391
Computer Programs & Systems, Inc.	2,496	76,502
HealthStream, Inc.*(a)	416	9,826
Medidata Solutions, Inc.*(a)	3,328	255,624
Omnicell, Inc.*	3,328	165,069
Vocera Communications, Inc.*	3,952	107,771

		1,983,773

Hotels, Restaurants & Leisure - 1.9%
Aramark	2,080	82,909
Belmond Ltd., Class A*(a)	2,080	27,144
BJ’s Restaurants, Inc.*(a)	1,872	66,082
Bloomin’ Brands, Inc.(a)	34,320	598,198
Bob Evans Farms, Inc.	1,456	100,726
Boyd Gaming Corp.	19,760	495,186
Brinker International, Inc.(a)	15,392	545,954
Buffalo Wild Wings, Inc.*	1,248	134,160
Caesars Entertainment Corp.*(a)	15,808	195,229
Carnival Corp.	22,464	1,500,146
Cheesecake Factory, Inc. (The)(a)	2,912	138,553
Chipotle Mexican Grill, Inc.*(a)	832	286,017
Choice Hotels International, Inc.	1,872	121,025
Churchill Downs, Inc.(a)	1,040	194,532
Cracker Barrel Old Country Store, Inc.(a)	1,664	258,669
Darden Restaurants, Inc.	3,744	314,047

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - (continued)
Denny’s Corp.*	11,856	134,684
DineEquity, Inc.(a)	8,112	333,728
Domino’s Pizza, Inc.	2,704	504,296
Dunkin’ Brands Group, Inc.	1,872	99,272
Eldorado Resorts, Inc.*	2,831	57,752
Hilton Worldwide Holdings, Inc.	3,667	229,297
Hyatt Hotels Corp., Class A*	2,912	161,820
ILG, Inc.	19,760	523,837
International Speedway Corp., Class A	1,664	59,571
Jack in the Box, Inc.	2,496	231,529
Las Vegas Sands Corp.	7,280	448,521
Marcus Corp. (The)	3,952	107,494
Marriott International, Inc., Class A	8,394	874,571
Marriott Vacations Worldwide Corp.(a)	4,368	510,401
McDonald’s Corp.	21,008	3,259,181
MGM Resorts International	10,400	342,472
Norwegian Cruise Line Holdings Ltd.*	6,448	355,091
Papa John’s International, Inc.(a)	2,912	207,713
Penn National Gaming, Inc.*(a)	22,464	452,874
Pinnacle Entertainment, Inc.*	14,976	284,544
Red Robin Gourmet Burgers, Inc.*(a)	2,912	174,137
Red Rock Resorts, Inc., Class A	4,784	114,337
Royal Caribbean Cruises Ltd.	7,072	799,631
Ruth’s Hospitality Group, Inc.	2,912	58,240
Scientific Games Corp., Class A*	10,816	400,733
Six Flags Entertainment Corp.(a)	3,120	177,434
Sonic Corp.(a)	4,784	113,189
Starbucks Corp.	36,192	1,953,644
Texas Roadhouse, Inc.	3,952	186,930
Vail Resorts, Inc.	2,288	482,219
Wendy’s Co. (The)(a)	19,136	295,460
Wyndham Worldwide Corp.	2,080	217,090
Wynn Resorts Ltd.	1,664	215,222
Yum Brands, Inc.	9,360	706,493
Zoe’s Kitchen, Inc.*(a)	1,872	21,172

		20,153,156

Household Durables - 1.1%
Beazer Homes USA, Inc.*	27,664	366,825
CalAtlantic Group, Inc.(a)	5,824	204,422
Cavco Industries, Inc.*	624	81,370
DR Horton, Inc.	18,304	653,270
Ethan Allen Interiors, Inc.	624	19,999
Garmin Ltd.	832	41,758
GoPro, Inc., Class A*(a)	8,736	71,985
Helen of Troy Ltd.*	8,528	859,196
Hooker Furniture Corp.	832	35,110
Hovnanian Enterprises, Inc., Class A*(a)	11,648	25,626
iRobot Corp.*(a)	1,456	153,622
KB Home(a)	39,312	901,031
La-Z-Boy, Inc.	4,160	140,608
Leggett & Platt, Inc.	2,288	110,236
Lennar Corp., Class A	17,264	905,324
LGI Homes, Inc.*(a)	4,576	202,717
M/I Homes, Inc.*	2,912	75,537
MDC Holdings, Inc.(a)	7,631	261,667
Meritage Homes Corp.*(a)	9,568	389,896
Mohawk Industries, Inc.*	1,872	466,109
NACCO Industries, Inc., Class A(a)	416	27,290

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Household Durables - (continued)
Newell Brands, Inc.	21,632	1,140,439
NVR, Inc.*	208	542,971
PulteGroup, Inc.	15,808	386,031
Taylor Morrison Home Corp., Class A*	16,848	381,102
Tempur Sealy International, Inc.*(a)	13,936	803,689
Toll Brothers, Inc.(a)	4,784	184,615
TRI Pointe Group, Inc.*(a)	17,056	226,845
Tupperware Brands Corp.	14,976	909,193
Universal Electronics, Inc.*(a)	2,704	185,089
Whirlpool Corp.	3,952	702,982
William Lyon Homes, Class A*(a)	10,192	230,441

		11,686,995

Household Products - 1.1%
Central Garden & Pet Co., Class A*	9,152	281,516
Church & Dwight Co., Inc.	6,240	332,904
Clorox Co. (The)	3,120	416,489
Colgate-Palmolive Co.	26,000	1,877,200
Energizer Holdings, Inc.	3,120	143,738
HRG Group, Inc.*	35,360	585,915
Kimberly-Clark Corp.	10,400	1,280,864
Procter & Gamble Co. (The)	77,584	7,046,179
Spectrum Brands Holdings, Inc.(a)	2,080	240,115
WD-40 Co.(a)	1,456	155,282

		12,360,202

Independent Power and Renewable Electricity Producers - 0.4%
AES Corp.	56,784	634,845
Calpine Corp.*	120,432	1,731,812
Dynegy, Inc.*	1,040	9,339
NRG Energy, Inc.	34,320	844,959
NRG Yield, Inc., Class A	624	11,376
NRG Yield, Inc., Class C(a)	29,536	549,370
Ormat Technologies, Inc.	3,120	185,016
TerraForm Global, Inc., Class A*	18,512	94,411
TerraForm Power, Inc., Class A*	24,336	326,102

		4,387,230

Industrial Conglomerates - 1.2%
3M Co.	16,224	3,263,782
Carlisle Cos., Inc.	1,456	142,091
General Electric Co.	246,064	6,301,699
Honeywell International, Inc.	20,384	2,774,670
Roper Technologies, Inc.(a)	2,704	628,572

		13,110,814

Insurance - 3.9%
Aflac, Inc.	14,144	1,127,984
Alleghany Corp.*	416	255,149
Allstate Corp. (The)	15,808	1,438,528
Ambac Financial Group, Inc.*	13,312	271,964
American Equity Investment Life Holding Co.(a)	21,632	579,305
American Financial Group, Inc.	1,456	147,638
American International Group, Inc.	45,344	2,967,765
American National Insurance Co.	2,704	321,776
AMERISAFE, Inc.(a)	1,456	84,084
AmTrust Financial Services, Inc.(a)	33,488	535,808
Aon plc	7,488	1,034,617
Arch Capital Group Ltd.*	4,992	485,522
Argo Group International Holdings Ltd.	9,360	561,132
Arthur J Gallagher & Co.	7,488	440,219
Aspen Insurance Holdings Ltd.	17,888	872,934
Assurant, Inc.	2,704	284,650

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
Assured Guaranty Ltd.	8,944	402,569
Athene Holding Ltd., Class A*	10,400	525,512
Axis Capital Holdings Ltd.	3,952	255,220
Brown & Brown, Inc.(a)	3,952	176,259
Chubb Ltd.	21,008	3,076,832
Cincinnati Financial Corp.(a)	4,576	348,508
CNO Financial Group, Inc.	56,160	1,284,941
Employers Holdings, Inc.	2,912	126,235
Enstar Group Ltd.*	3,536	716,394
Erie Indemnity Co., Class A	208	26,512
Everest Re Group Ltd.	1,040	272,886
FBL Financial Group, Inc., Class A	2,704	183,602
Fidelity & Guaranty Life(a)	5,616	174,938
First American Financial Corp.	8,320	402,771
FNF Group	7,072	345,538
Genworth Financial, Inc., Class A*	137,280	470,870
Greenlight Capital Re Ltd., Class A*	6,240	133,536
Hanover Insurance Group, Inc. (The)	11,856	1,124,660
Hartford Financial Services Group, Inc. (The)	13,104	720,720
HCI Group, Inc.	1,040	46,894
Heritage Insurance Holdings, Inc.	2,080	26,229
Horace Mann Educators Corp.	10,608	391,435
Infinity Property & Casualty Corp.	2,496	249,725
Kemper Corp.(a)	10,816	424,528
Lincoln National Corp.	13,728	1,002,968
Loews Corp.	16,016	779,659
Maiden Holdings Ltd.(a)	9,776	108,514
Markel Corp.*(a)	416	445,748
Marsh & McLennan Cos., Inc.	13,728	1,070,372
MBIA, Inc.*(a)	832	8,461
Mercury General Corp.(a)	7,696	460,913
MetLife, Inc.	46,592	2,562,560
National General Holdings Corp.	12,896	273,524
National Western Life Group, Inc., Class A	416	140,021
Navigators Group, Inc. (The)	5,824	331,968
Old Republic International Corp.	15,600	306,072
Primerica, Inc.	7,072	573,186
Principal Financial Group, Inc.	11,232	749,736
ProAssurance Corp.	4,576	282,797
Progressive Corp. (The)	20,592	970,501
Prudential Financial, Inc.	19,344	2,190,321
Reinsurance Group of America, Inc.	1,248	174,970
RenaissanceRe Holdings Ltd.	1,872	275,015
RLI Corp.(a)	2,704	156,994
Safety Insurance Group, Inc.	2,080	147,576
Selective Insurance Group, Inc.	14,768	747,999
Stewart Information Services Corp.(a)	2,912	114,442
Torchmark Corp.	4,576	361,367
Travelers Cos., Inc. (The)	13,728	1,758,419
United Fire Group, Inc.	4,992	225,239
Universal Insurance Holdings, Inc.(a)	6,656	158,746
Unum Group	8,320	417,082
Validus Holdings Ltd.	11,440	615,358
White Mountains Insurance Group Ltd.	208	179,837
Willis Towers Watson plc(a)	2,912	433,539
WMIH Corp.*	59,488	68,411
WR Berkley Corp.(a)	2,912	200,841
XL Group Ltd.	15,808	701,875

		42,311,420

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Internet & Direct Marketing Retail - 1.8%
Amazon.com, Inc.*	11,440	11,300,203
Etsy, Inc.*(a)	2,912	41,846
Expedia, Inc.(a)	2,704	423,095
Groupon, Inc.*(a)	27,872	104,799
HSN, Inc.(a)	12,064	478,338
Liberty Expedia Holdings, Inc., Class A*	22,048	1,257,838
Liberty Interactive Corp. QVC Group, Class A*	22,464	537,788
Liberty TripAdvisor Holdings, Inc., Class A*	31,408	369,044
Liberty Ventures, Series A*	1,040	63,003
Netflix, Inc.*	10,608	1,927,049
Nutrisystem, Inc.(a)	3,744	208,728
PetMed Express, Inc.(a)	832	39,553
Priceline Group, Inc. (The)*	1,248	2,531,568
Shutterfly, Inc.*	1,664	81,603
TripAdvisor, Inc.*(a)	7,072	275,949
Wayfair, Inc., Class A*(a)	2,080	158,808

		19,799,212

Internet Software & Services - 3.1%
Akamai Technologies, Inc.*	5,200	245,128
Alphabet, Inc., Class A*	6,864	6,489,912
Alphabet, Inc., Class C*	10,192	9,483,656
Bankrate, Inc.*	4,160	57,824
Blucora, Inc.*	13,936	312,166
Care.com, Inc.*	1,872	27,200
Cimpress NV*(a)	2,496	220,247
Cornerstone OnDemand, Inc.*	1,664	67,076
CoStar Group, Inc.*	1,456	401,201
eBay, Inc.*	25,376	906,684
Endurance International Group Holdings, Inc.*(a)	12,688	117,364
Envestnet, Inc.*(a)	1,664	64,979
Facebook, Inc., Class A*	68,224	11,546,912
Gogo, Inc.*(a)	1,040	12,667
GrubHub, Inc.*(a)	3,328	153,521
IAC/InterActiveCorp*	1,040	108,815
j2 Global, Inc.(a)	3,744	316,855
LogMeIn, Inc.	2,255	262,595
Meet Group, Inc. (The)*(a)	5,616	28,192
MercadoLibre, Inc.	624	179,974
NIC, Inc.	2,288	37,180
Nutanix, Inc., Class A*(a)	2,704	57,446
Pandora Media, Inc.*(a)	18,304	163,821
Quotient Technology, Inc.*	2,288	26,541
SPS Commerce, Inc.*(a)	624	36,067
Stamps.com, Inc.*(a)	1,248	184,829
Twilio, Inc., Class A*(a)	2,080	60,674
Twitter, Inc.*	15,184	244,311
VeriSign, Inc.*	2,704	273,564
Web.com Group, Inc.*(a)	12,064	264,805
WebMD Health Corp.*(a)	3,536	234,260
XO Group, Inc.*	2,288	41,825
Yelp, Inc.*	416	13,532
Zillow Group, Inc., Class A*	6,240	283,483
Zillow Group, Inc., Class C*	2,704	122,113

		33,047,419

IT Services - 3.3%
Accenture plc, Class A	18,928	2,438,305
Acxiom Corp.*	2,496	67,317

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
IT Services - (continued)
Alliance Data Systems Corp.	2,288	552,392
Automatic Data Processing, Inc.	12,480	1,483,997
Blackhawk Network Holdings, Inc.*(a)	11,648	508,435
Booz Allen Hamilton Holding Corp.	8,944	306,779
Broadridge Financial Solutions, Inc.	2,704	205,125
CACI International, Inc., Class A*	7,072	884,707
Cardtronics plc, Class A*(a)	14,144	442,707
Cass Information Systems, Inc.	416	27,439
Cognizant Technology Solutions Corp., Class A	16,848	1,167,903
Convergys Corp.	27,456	658,120
CoreLogic, Inc.*	6,032	274,758
CSG Systems International, Inc.	5,408	223,621
CSRA, Inc.	1,248	40,697
DST Systems, Inc.	4,160	228,384
DXC Technology Co.	9,178	719,372
EPAM Systems, Inc.*	1,872	160,861
Euronet Worldwide, Inc.*	3,536	341,613
Everi Holdings, Inc.*	12,896	96,204
EVERTEC, Inc.	13,936	248,758
ExlService Holdings, Inc.*	1,248	71,822
Fidelity National Information Services, Inc.	6,448	588,187
First Data Corp., Class A*	31,824	593,836
Fiserv, Inc.*	7,072	908,752
FleetCor Technologies, Inc.*(a)	2,496	379,542
Forrester Research, Inc.	416	16,973
Gartner, Inc.*	2,715	348,389
Genpact Ltd.	6,656	193,024
Global Payments, Inc.	4,160	392,579
International Business Machines Corp.	34,944	5,055,349
Jack Henry & Associates, Inc.	1,872	200,903
Leidos Holdings, Inc.	5,200	277,888
ManTech International Corp., Class A	4,576	181,759
Mastercard, Inc., Class A	24,128	3,083,558
MAXIMUS, Inc.(a)	4,368	263,653
MoneyGram International, Inc.*	3,120	50,918
Net 1 UEPS Technologies, Inc.*	7,696	74,497
NeuStar, Inc., Class A*	15,808	527,987
Paychex, Inc.	8,320	481,312
PayPal Holdings, Inc.*	28,080	1,644,084
Perficient, Inc.*	12,480	234,624
Sabre Corp.(a)	10,816	239,358
Science Applications International Corp.	3,120	219,679
ServiceSource International, Inc.*	12,896	49,005
Sykes Enterprises, Inc.*	9,984	339,456
Syntel, Inc.	10,816	210,804
TeleTech Holdings, Inc.	4,368	182,582
Teradata Corp.*(a)	19,344	615,526
Total System Services, Inc.	4,992	316,792
Travelport Worldwide Ltd.	37,856	541,341
Unisys Corp.*(a)	12,480	159,744
Vantiv, Inc., Class A*	3,120	198,276
Virtusa Corp.*(a)	7,488	248,227
Visa, Inc., Class A	49,296	4,907,910
Western Union Co. (The)(a)	17,056	336,856
WEX, Inc.*	1,664	180,844

		35,393,530

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Leisure Products - 0.2%
Acushnet Holdings Corp.(a)	5,616	103,727
American Outdoor Brands Corp.*(a)	17,264	356,847
Brunswick Corp.	5,408	306,147
Callaway Golf Co.	5,616	71,492
Hasbro, Inc.(a)	3,952	418,438
Mattel, Inc.(a)	14,560	291,491
Nautilus, Inc.*	416	7,322
Polaris Industries, Inc.(a)	2,496	223,791
Sturm Ruger & Co., Inc.(a)	6,448	371,405
Vista Outdoor, Inc.*(a)	7,280	168,095

		2,318,755

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	5,616	335,781
Bio-Rad Laboratories, Inc., Class A*	208	49,011
Bio-Techne Corp.	2,288	265,202
Bruker Corp.	4,992	143,170
Cambrex Corp.*	4,160	253,760
Charles River Laboratories International, Inc.*	3,120	306,384
Illumina, Inc.*	3,744	650,894
INC Research Holdings, Inc, Class A*(a)	832	45,760
Mettler-Toledo International, Inc.*	832	476,802
NeoGenomics, Inc.*(a)	4,368	41,278
PAREXEL International Corp.*	3,744	327,675
PerkinElmer, Inc.	1,872	123,234
Quintiles IMS Holdings, Inc.*	4,992	452,026
Thermo Fisher Scientific, Inc.	11,024	1,935,043
VWR Corp.*	28,912	954,096
Waters Corp.*	1,456	252,529

		6,612,645

Machinery - 2.3%
Actuant Corp., Class A(a)	1,040	25,168
AGCO Corp.	3,120	225,077
Alamo Group, Inc.	832	77,384
Albany International Corp., Class A	3,744	200,304
Altra Industrial Motion Corp.	1,248	55,598
American Railcar Industries, Inc.(a)	1,248	45,889
Astec Industries, Inc.(a)	1,664	83,649
Barnes Group, Inc.	8,736	525,732
Briggs & Stratton Corp.	2,912	68,199
Caterpillar, Inc.	19,552	2,227,950
Chart Industries, Inc.*	7,280	247,520
CIRCOR International, Inc.(a)	2,288	114,537
Colfax Corp.*	12,064	498,002
Columbus McKinnon Corp.	832	21,466
Crane Co.	6,656	502,528
Cummins, Inc.	8,112	1,362,005
Deere & Co.	10,192	1,307,430
Douglas Dynamics, Inc.(a)	2,080	66,144
Dover Corp.(a)	5,408	454,272
Energy Recovery, Inc.*(a)	4,576	34,778
EnPro Industries, Inc.	1,040	80,101
ESCO Technologies, Inc.	624	38,501
Federal Signal Corp.	4,784	88,504
Flowserve Corp.	624	25,665
Fortive Corp.	6,656	430,909
Franklin Electric Co., Inc.	1,456	58,822
Global Brass & Copper Holdings, Inc.	5,824	186,659
Gorman-Rupp Co. (The)	1,040	31,429
Graco, Inc.	832	96,545

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
Greenbrier Cos., Inc. (The)(a)	7,904	355,680
Hillenbrand, Inc.	13,520	486,720
IDEX Corp.(a)	1,456	169,682
Illinois Tool Works, Inc.	9,984	1,404,849
Ingersoll-Rand plc	6,032	530,092
ITT, Inc.(a)	5,824	238,784
John Bean Technologies Corp.(a)	3,536	326,726
Kadant, Inc.	3,120	243,516
Lincoln Electric Holdings, Inc.	1,456	127,051
Lindsay Corp.	208	19,067
Lydall, Inc.*	3,952	195,624
Manitowoc Co., Inc. (The)*	16,224	92,639
Meritor, Inc.*(a)	20,592	355,830
Middleby Corp. (The)*	2,912	380,540
Mueller Industries, Inc.	4,576	144,144
Mueller Water Products, Inc., Class A	10,400	120,640
Navistar International Corp.*(a)	16,432	505,613
NN, Inc.(a)	8,320	230,464
Nordson Corp.(a)	832	105,664
Oshkosh Corp.	4,160	286,458
PACCAR, Inc.(a)	14,768	1,010,870
Parker-Hannifin Corp.	4,784	794,048
Pentair plc	2,496	157,423
Proto Labs, Inc.*	416	30,742
RBC Bearings, Inc.*	1,664	171,958
Rexnord Corp.*	34,528	799,668
Snap-on, Inc.	1,248	192,442
SPX Corp.*	20,384	560,968
SPX FLOW, Inc.*	11,856	420,414
Standex International Corp.(a)	1,872	179,618
Stanley Black & Decker, Inc.	4,368	614,534
Sun Hydraulics Corp.(a)	832	34,412
Tennant Co.(a)	1,040	78,572
Terex Corp.(a)	9,984	393,070
Timken Co. (The)(a)	11,440	520,520
Titan International, Inc.	6,656	84,864
Toro Co. (The)	7,488	532,322
TriMas Corp.*	9,360	227,916
Trinity Industries, Inc.	48,464	1,328,398
Wabash National Corp.(a)	16,848	321,460
WABCO Holdings, Inc.*(a)	1,456	200,302
Wabtec Corp.(a)	1,664	125,399
Watts Water Technologies, Inc., Class A	2,080	133,952
Woodward, Inc.	4,160	290,950
Xylem, Inc.(a)	3,120	176,998

		24,882,370

Marine - 0.0%(c)
Kirby Corp.*(a)	416	25,334
Matson, Inc.(a)	3,120	87,984

		113,318

Media - 2.6%
AMC Entertainment Holdings, Inc., Class A(a)	5,010	102,204
AMC Networks, Inc., Class A*	22,048	1,409,970
CBS Corp. (Non-Voting), Class B	11,440	753,095
Charter Communications, Inc., Class A*	7,072	2,771,587
Cinemark Holdings, Inc.(a)	4,160	161,824
Comcast Corp., Class A	128,960	5,216,432
Discovery Communications, Inc., Class A*(a)	416	10,234

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Media - (continued)
Discovery Communications, Inc., Class C*	15,392	356,017
DISH Network Corp., Class A*	6,032	386,229
Entercom Communications Corp., Class A(a)	8,112	79,903
Entravision Communications Corp., Class A	12,480	81,120
EW Scripps Co. (The), Class A*(a)	8,944	175,750
Gannett Co., Inc.	832	7,463
Gray Television, Inc.*(a)	2,912	43,389
IMAX Corp.*	4,576	97,926
Interpublic Group of Cos., Inc. (The)	12,272	265,198
John Wiley & Sons, Inc., Class A	4,368	241,332
Liberty Media Corp.-Liberty Formula One, Class A*(a)	13,728	463,320
Liberty Media Corp.-Liberty Formula One, Class C*	1,872	65,838
Liberty Media Corp.-Liberty SiriusXM, Class A*	2,288	105,545
Liberty Media Corp.-Liberty SiriusXM, Class C*	4,992	229,632
Liberty Media Corp-Liberty Braves, Class C*	5,200	131,196
Lions Gate Entertainment Corp., Class A*(a)	2,178	64,033
Lions Gate Entertainment Corp., Class B*	1,873	51,526
Live Nation Entertainment, Inc.*	9,568	356,599
Meredith Corp.(a)	7,904	469,893
MSG Networks, Inc., Class A*	14,144	302,682
National CineMedia, Inc.(a)	7,904	56,514
New Media Investment Group, Inc.(a)	16,224	226,163
New York Times Co. (The), Class A	12,272	233,168
News Corp., Class A	4,160	59,530
News Corp., Class B	1,248	18,346
Nexstar Media Group, Inc., Class A	8,112	530,525
Omnicom Group, Inc.(a)	6,448	507,715
Regal Entertainment Group, Class A(a)	26,832	510,345
Scholastic Corp.(a)	3,952	163,731
Scripps Networks Interactive, Inc., Class A(a)	4,992	436,351
Sinclair Broadcast Group, Inc., Class A(a)	21,216	764,837
Sirius XM Holdings, Inc.(a)	54,496	319,347
TEGNA, Inc.	2,912	43,185
Time Warner, Inc.	19,760	2,023,819
Time, Inc.	30,368	426,670
Tribune Media Co., Class A	23,296	981,926
Twenty-First Century Fox, Inc., Class A	42,016	1,222,666
Viacom, Inc., Class A(a)	2,704	109,512
Viacom, Inc., Class B	14,560	508,435
Walt Disney Co. (The)	42,640	4,687,415
World Wrestling Entertainment, Inc., Class A(a)	3,328	70,420

		28,300,557

Metals & Mining - 0.8%
AK Steel Holding Corp.*(a)	69,264	392,034
Alcoa Corp.	1,872	68,141
Allegheny Technologies, Inc.(a)	22,048	417,589
Carpenter Technology Corp.(a)	7,280	294,330

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Century Aluminum Co.*	18,304	307,141
Cliffs Natural Resources, Inc.*(a)	47,632	367,719
Coeur Mining, Inc.*(a)	18,928	156,724
Commercial Metals Co.(a)	30,576	568,714
Compass Minerals International, Inc.(a)	2,288	157,986
Freeport-McMoRan, Inc.*	54,912	802,813
Hecla Mining Co.	42,016	227,307
Kaiser Aluminum Corp.	3,120	303,545
Materion Corp.(a)	1,248	47,986
McEwen Mining, Inc.(a)	14,976	39,087
Newmont Mining Corp.	18,304	680,360
Nucor Corp.	9,568	551,787
Reliance Steel & Aluminum Co.	416	30,102
Royal Gold, Inc.	1,872	162,227
Schnitzer Steel Industries, Inc., Class A(a)	8,944	230,755
Steel Dynamics, Inc.	2,912	103,114
SunCoke Energy, Inc.*(a)	30,784	275,517
TimkenSteel Corp.*(a)	24,128	383,394
United States Steel Corp.(a)	48,048	1,128,647
Worthington Industries, Inc.	13,728	695,598

		8,392,617

Mortgage Real Estate Investment Trusts (REITs) - 0.9%
AG Mortgage Investment Trust, Inc.	14,560	268,050
AGNC Investment Corp.	35,360	748,925
Annaly Capital Management, Inc.	79,456	955,856
Anworth Mortgage Asset Corp.	8,112	48,834
Apollo Commercial Real Estate Finance, Inc.(a)	16,640	300,019
ARMOUR Residential REIT, Inc.	15,184	383,548
Blackstone Mortgage Trust, Inc., Class A(a)	32,032	988,828
Capstead Mortgage Corp.(a)	24,752	242,074
Chimera Investment Corp.	46,592	876,861
CYS Investments, Inc.	56,784	483,232
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,456	33,852
Invesco Mortgage Capital, Inc.	31,824	529,233
Ladder Capital Corp.(a)	20,318	267,385
MFA Financial, Inc.	126,048	1,070,147
MTGE Investment Corp.	6,448	119,933
New Residential Investment Corp.	39,104	664,768
New York Mortgage Trust, Inc.(a)	40,976	258,968
Orchid Island Capital, Inc.	4,160	39,645
PennyMac Mortgage Investment Trust	20,176	355,098
Redwood Trust, Inc.(a)	16,640	287,373
Resource Capital Corp.	6,032	61,828
Starwood Property Trust, Inc.	4,160	91,686
Two Harbors Investment Corp.	89,440	884,562
Western Asset Mortgage Capital Corp.	5,200	54,028

		10,014,733

Multiline Retail - 0.4%
Big Lots, Inc.(a)	16,016	795,515
Dillard’s, Inc., Class A(a)	4,576	337,800
Dollar General Corp.	10,192	766,031
Dollar Tree, Inc.*	4,992	359,823
Fred’s, Inc., Class A(a)	4,992	33,796
JC Penney Co, Inc.*(a)	127,920	692,047
Kohl’s Corp.(a)	6,240	258,024

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Multiline Retail - (continued)
Nordstrom, Inc.(a)	5,616	272,769
Sears Holdings Corp.*(a)	21,632	188,631
Target Corp.	17,056	966,564

		4,671,000

Multi-Utilities - 0.8%
Ameren Corp.	9,360	525,096
Avista Corp.(a)	11,024	579,973
Black Hills Corp.(a)	4,160	289,786
CenterPoint Energy, Inc.	10,816	304,903
CMS Energy Corp.	6,032	278,920
Consolidated Edison, Inc.(a)	11,648	965,153
Dominion Energy, Inc.(a)	15,392	1,187,954
DTE Energy Co.	7,280	779,397
MDU Resources Group, Inc.	5,824	153,462
NiSource, Inc.	9,568	249,342
NorthWestern Corp.(a)	8,944	516,874
Public Service Enterprise Group, Inc.	22,672	1,019,560
SCANA Corp.	6,656	428,447
Sempra Energy	5,616	634,664
Unitil Corp.	2,496	126,672
Vectren Corp.	6,656	400,092
WEC Energy Group, Inc.(a)	11,025	694,244

		9,134,539

Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp.	18,096	826,444
Antero Resources Corp.*	9,984	205,870
Apache Corp.(a)	12,272	607,218
Arch Coal, Inc., Class A(a)	7,904	601,257
Bill Barrett Corp.*	43,472	146,935
Cabot Oil & Gas Corp.	15,392	382,799
California Resources Corp.*(a)	16,224	131,739
Callon Petroleum Co.*(a)	13,728	155,401
Carrizo Oil & Gas, Inc.*(a)	4,576	72,118
Cheniere Energy, Inc.*	6,864	310,253
Chesapeake Energy Corp.*(a)	34,320	170,227
Chevron Corp.	54,288	5,927,707
Cimarex Energy Co.	3,120	308,974
Concho Resources, Inc.*	3,328	433,505
ConocoPhillips	33,280	1,509,914
CONSOL Energy, Inc.*	13,312	223,109
Continental Resources, Inc.*	3,952	132,115
CVR Energy, Inc.	624	11,800
Delek US Energy, Inc.	17,837	465,725
Devon Energy Corp.	13,104	436,494
Diamondback Energy, Inc.*(a)	2,704	259,259
Eclipse Resources Corp.*	27,040	75,982
Energen Corp.*	832	44,329
Energy XXI Gulf Coast, Inc.*(a)	9,152	181,118
EOG Resources, Inc.	14,352	1,365,449
EP Energy Corp., Class A*(a)	23,296	78,740
EQT Corp.(a)	6,448	410,738
EXCO Resources, Inc.*	2	4
Exxon Mobil Corp.	125,840	10,072,234
Gener8 Maritime, Inc.*	5,408	28,933
Gran Tierra Energy, Inc.*	125,216	295,510
Green Plains, Inc.(a)	11,648	230,048
Gulfport Energy Corp.*	57,616	727,114
Halcon Resources Corp.*	12,688	83,233
Hess Corp.(a)	9,360	416,894
HollyFrontier Corp.(a)	624	17,996
Kinder Morgan, Inc.	56,368	1,151,598
Kosmos Energy Ltd.*(a)	3,952	26,083

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Marathon Oil Corp.(a)	6,656	81,403
Marathon Petroleum Corp.	24,544	1,374,219
Matador Resources Co.*(a)	4,992	121,106
Murphy Oil Corp.(a)	832	22,115
Newfield Exploration Co.*	4,160	119,517
Noble Energy, Inc.	18,720	541,195
Oasis Petroleum, Inc.*	81,120	631,114
Occidental Petroleum Corp.	24,960	1,545,773
ONEOK, Inc.	2,496	141,199
Pacific Ethanol, Inc.*	4,160	26,000
Parsley Energy, Inc., Class A*	6,448	188,797
PBF Energy, Inc., Class A(a)	16,224	369,420
PDC Energy, Inc.*	1,248	58,856
Peabody Energy Corp.*(a)	30,992	869,016
Phillips 66(a)	16,224	1,358,760
Pioneer Natural Resources Co.	4,368	712,421
Range Resources Corp.	14,560	307,362
Renewable Energy Group, Inc.*(a)	4,576	57,200
Resolute Energy Corp.*(a)	3,952	134,210
REX American Resources Corp.*	1,248	124,775
Rice Energy, Inc.*	14,560	407,243
RSP Permian, Inc.*	1,872	64,322
Sanchez Energy Corp.*(a)	26,832	151,332
SandRidge Energy, Inc.*(a)	1,456	28,115
SM Energy Co.	6,656	115,748
Southwestern Energy Co.*(a)	184,704	1,052,813
SRC Energy, Inc.*(a)	3,328	28,321
Targa Resources Corp.	5,824	270,292
Tesoro Corp.	11,360	1,130,663
Valero Energy Corp.	18,928	1,305,464
Whiting Petroleum Corp.*	104,624	549,276
WildHorse Resource Development Corp.*(a)	4,576	60,495
Williams Cos., Inc. (The)	16,016	508,988
World Fuel Services Corp.	10,608	343,063
WPX Energy, Inc.*	33,488	361,001

		43,686,460

Paper & Forest Products - 0.3%
Boise Cascade Co.*	5,200	157,820
Clearwater Paper Corp.*	3,952	194,241
Domtar Corp.	19,344	755,577
KapStone Paper and Packaging Corp.(a)	24,752	565,831
Louisiana-Pacific Corp.*	35,152	882,667
Mercer International, Inc.	17,264	189,904
Neenah Paper, Inc.	2,496	199,430
PH Glatfelter Co.	2,496	51,093
Resolute Forest Products, Inc.*	1,040	4,836
Schweitzer-Mauduit International, Inc.	4,160	159,827

		3,161,226

Personal Products - 0.3%
Avon Products, Inc.*	131,664	479,257
Coty, Inc., Class A(a)	18,096	370,606
Edgewell Personal Care Co.*(a)	832	60,070
Estee Lauder Cos., Inc. (The), Class A	5,616	555,928
Herbalife Ltd.*(a)	5,408	359,686
Inter Parfums, Inc.	2,288	88,775
Medifast, Inc.	1,248	53,277
Natural Health Trends Corp.	832	20,492
Nu Skin Enterprises, Inc., Class A	8,736	553,513

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Personal Products - (continued)
Nutraceutical International Corp.	832	34,778
Revlon, Inc., Class A*(a)	2,288	44,730
USANA Health Sciences, Inc.*	1,456	83,138

		2,704,250

Pharmaceuticals - 3.6%
Aerie Pharmaceuticals, Inc.*	1,040	56,472
Akorn, Inc.*(a)	11,648	391,606
Allergan plc	11,024	2,781,686
Bristol-Myers Squibb Co.	49,920	2,840,448
Collegium Pharmaceutical, Inc.*(a)	6,240	74,693
Depomed, Inc.*(a)	26,416	272,349
Eli Lilly & Co.	29,536	2,441,446
Endo International plc*	69,264	763,289
Horizon Pharma plc*(a)	51,376	615,484
Impax Laboratories, Inc.*	2,704	52,322
Innoviva, Inc.*(a)	21,008	288,230
Jazz Pharmaceuticals plc*(a)	2,496	383,410
Johnson & Johnson	80,080	10,628,218
Lannett Co., Inc.*(a)	9,776	198,942
Mallinckrodt plc*	7,904	362,003
Medicines Co. (The)*(a)	3,120	119,964
Merck & Co., Inc.	80,080	5,115,510
Mylan NV*	24,336	948,861
Nektar Therapeutics*	5,616	122,597
Pacira Pharmaceuticals, Inc.*	3,536	139,672
Perrigo Co. plc	6,448	483,084
Pfizer, Inc.	250,224	8,297,428
Prestige Brands Holdings, Inc.*(a)	3,536	189,636
SciClone Pharmaceuticals, Inc.*(a)	4,368	47,830
Supernus Pharmaceuticals, Inc.*(a)	416	16,827
Zoetis, Inc.	11,648	728,233

		38,360,240

Professional Services - 0.5%
CBIZ, Inc.*(a)	9,776	145,174
Dun & Bradstreet Corp. (The)	624	69,114
Equifax, Inc.	2,704	393,270
Exponent, Inc.	2,496	162,739
FTI Consulting, Inc.*(a)	7,072	232,032
GP Strategies Corp.*	1,040	29,796
Heidrick & Struggles International, Inc.	1,456	26,354
Huron Consulting Group, Inc.*	6,032	214,136
ICF International, Inc.*	3,536	160,004
IHS Markit Ltd.*(a)	2,951	137,664
Insperity, Inc.	2,080	157,040
Kelly Services, Inc., Class A	2,704	60,218
Kforce, Inc.	3,120	58,344
Korn/Ferry International(a)	10,816	361,795
ManpowerGroup, Inc.	1,248	133,723
Mistras Group, Inc.*(a)	208	4,191
Navigant Consulting, Inc.*	15,392	260,586
Nielsen Holdings plc(a)	11,856	509,927
On Assignment, Inc.*(a)	16,640	819,520
Resources Connection, Inc.	2,912	38,875
Robert Half International, Inc.	2,288	103,532
RPX Corp.*	8,528	116,578
TriNet Group, Inc.*	2,080	72,800
TrueBlue, Inc.*	15,392	393,266
Verisk Analytics, Inc.*	3,536	308,551
WageWorks, Inc.*(a)	1,664	108,493

		5,077,722

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	5,408	205,450
HFF, Inc., Class A(a)	2,912	106,929
Howard Hughes Corp. (The)*	832	104,674
Jones Lang LaSalle, Inc.	2,080	264,617
Kennedy-Wilson Holdings, Inc.(a)	2,496	50,170
Realogy Holdings Corp.	19,968	662,938
St Joe Co. (The)*	6,864	123,895

		1,518,673

Road & Rail - 0.8%
AMERCO(a)	624	242,461
ArcBest Corp.(a)	7,072	196,602
Avis Budget Group, Inc.*(a)	8,112	249,687
CSX Corp.	34,528	1,703,612
Genesee & Wyoming, Inc., Class A*	416	27,107
Heartland Express, Inc.(a)	2,912	61,531
JB Hunt Transport Services, Inc.	1,456	132,074
Kansas City Southern	1,248	128,781
Knight Transportation, Inc.(a)	5,616	200,210
Landstar System, Inc.	2,704	224,838
Marten Transport Ltd.	7,274	116,020
Norfolk Southern Corp.	11,440	1,287,915
Old Dominion Freight Line, Inc.	3,328	319,188
Ryder System, Inc.	12,480	908,045
Saia, Inc.*(a)	8,320	452,192
Swift Transportation Co.*(a)	19,136	487,968
Union Pacific Corp.	20,176	2,077,321
Werner Enterprises, Inc.	1,040	30,836

		8,846,388

Semiconductors & Semiconductor Equipment - 3.0%
Advanced Energy Industries, Inc.*	5,200	377,260
Advanced Micro Devices, Inc.*(a)	55,328	753,014
Ambarella, Inc.*(a)	416	20,821
Amkor Technology, Inc.*	25,792	267,463
Analog Devices, Inc.	6,223	491,679
Applied Materials, Inc.	33,696	1,493,070
Broadcom Ltd.	9,984	2,462,654
Brooks Automation, Inc.	4,368	107,278
Cabot Microelectronics Corp.	1,872	138,809
Cavium, Inc.*	4,620	286,163
CEVA, Inc.*(a)	208	9,620
Cirrus Logic, Inc.*	8,736	536,740
Cypress Semiconductor Corp.(a)	45,344	643,885
Diodes, Inc.*	832	22,073
Entegris, Inc.*	14,768	385,445
First Solar, Inc.*	3,120	153,847
FormFactor, Inc.*(a)	13,312	174,387
Inphi Corp.*(a)	2,080	79,872
Integrated Device Technology, Inc.*(a)	11,232	293,605
Intel Corp.	195,728	6,942,472
IXYS Corp.*	832	14,477
KLA-Tencor Corp.	1,872	173,403
Kulicke & Soffa Industries, Inc.*	4,160	89,606
Lam Research Corp.	6,032	961,863
Lattice Semiconductor Corp.*	6,656	46,326
MACOM Technology Solutions Holdings, Inc.*(a)	633	38,328
Marvell Technology Group Ltd.(a)	14,560	226,554
Maxim Integrated Products, Inc.	7,072	321,352
MaxLinear, Inc., Class A*	8,528	223,434
Microchip Technology, Inc.(a)	3,536	283,021

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Micron Technology, Inc.*	36,192	1,017,719
Microsemi Corp.*	13,104	682,456
MKS Instruments, Inc.	4,576	382,782
Monolithic Power Systems, Inc.	3,120	319,238
Nanometrics, Inc.*	208	5,543
NeoPhotonics Corp.*(a)	3,328	26,857
NVIDIA Corp.	16,432	2,670,364
ON Semiconductor Corp.*	10,816	161,699
PDF Solutions, Inc.*(a)	832	13,354
Photronics, Inc.*(a)	8,528	85,706
Power Integrations, Inc.(a)	1,456	102,866
Qorvo, Inc.*	8,528	584,680
QUALCOMM, Inc.	57,824	3,075,659
Rambus, Inc.*(a)	9,984	128,694
Rudolph Technologies, Inc.*	1,456	36,036
Silicon Laboratories, Inc.*(a)	2,288	171,829
Skyworks Solutions, Inc.	4,576	479,885
SolarEdge Technologies, Inc.*	6,240	143,208
SunPower Corp.*(a)	17,680	196,955
Synaptics, Inc.*	10,400	547,144
Teradyne, Inc.	6,448	223,036
Texas Instruments, Inc.	27,248	2,217,442
Veeco Instruments, Inc.*	8,736	269,069
Xcerra Corp.*	1,040	10,098
Xilinx, Inc.(a)	5,200	328,952
Xperi Corp.	4,368	127,764

		32,027,556

Software - 3.6%
8x8, Inc.*	6,448	81,889
ACI Worldwide, Inc.*(a)	9,776	226,510
Activision Blizzard, Inc.	19,344	1,195,072
Adobe Systems, Inc.*	11,232	1,645,376
ANSYS, Inc.*	2,496	323,357
Aspen Technology, Inc.*	5,408	307,553
Autodesk, Inc.*	4,576	506,975
Blackbaud, Inc.(a)	3,536	326,514
Bottomline Technologies de, Inc.*(a)	416	11,848
BroadSoft, Inc.*(a)	1,040	45,812
CA, Inc.	19,968	619,807
Cadence Design Systems, Inc.*	5,200	191,880
Callidus Software, Inc.*	3,328	80,870
CDK Global, Inc.	3,744	246,280
Citrix Systems, Inc.*	4,160	328,557
Dell Technologies, Inc., Class V*	4,992	320,836
Digimarc Corp.*(a)	624	19,562
Ebix, Inc.(a)	3,744	216,216
Electronic Arts, Inc.*	7,696	898,431
Ellie Mae, Inc.*	2,496	217,701
Fair Isaac Corp.	1,872	266,854
FireEye, Inc.*(a)	5,200	76,076
Fortinet, Inc.*	8,320	307,091
Glu Mobile, Inc.*(a)	33,696	91,990
Guidewire Software, Inc.*(a)	2,080	150,093
Imperva, Inc.*	1,664	74,963
Intuit, Inc.	7,280	998,889
Manhattan Associates, Inc.*	3,328	147,098
Microsoft Corp.	219,648	15,968,410
MicroStrategy, Inc., Class A*(a)	832	111,912
Monotype Imaging Holdings, Inc.(a)	1,664	31,366
Nuance Communications, Inc.*(a)	9,152	158,330
Oracle Corp.	89,024	4,444,968
Pegasystems, Inc.(a)	2,704	163,457

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Software - (continued)
Progress Software Corp.	3,120	99,871
Proofpoint, Inc.*(a)	2,496	212,759
PTC, Inc.*(a)	7,488	413,263
Qualys, Inc.*(a)	1,248	50,107
RealPage, Inc.*	208	8,060
Red Hat, Inc.*	3,952	390,734
salesforce.com, Inc.*	21,632	1,964,186
ServiceNow, Inc.*(a)	2,704	298,657
Silver Spring Networks, Inc.*(a)	5,616	63,517
Snap, Inc., Class A*(a)	4,784	65,397
Splunk, Inc.*(a)	3,536	212,195
SS&C Technologies Holdings, Inc.(a)	7,072	274,111
Symantec Corp.	14,560	451,214
Synchronoss Technologies, Inc.*	19,552	330,038
Synopsys, Inc.*	3,744	286,678
Tableau Software, Inc., Class A*	2,496	160,867
Take-Two Interactive Software, Inc.*	5,616	446,360
TiVo Corp.	16,016	313,914
Tyler Technologies, Inc.*(a)	1,664	285,892
Ultimate Software Group, Inc. (The)*(a)	1,456	328,634
VASCO Data Security International, Inc.*	2,704	36,504
Verint Systems, Inc.*	17,056	676,270
Workday, Inc., Class A*(a)	2,912	297,344
Zendesk, Inc.*	2,496	73,183

		38,542,298

Specialty Retail - 2.6%
Aaron’s, Inc.	19,552	904,867
Abercrombie & Fitch Co., Class A(a)	21,008	206,719
Advance Auto Parts, Inc.(a)	3,536	396,067
American Eagle Outfitters, Inc.	17,264	204,406
Asbury Automotive Group, Inc.*	7,904	426,816
AutoNation, Inc.*(a)	6,864	290,896
AutoZone, Inc.*	1,456	785,978
Bed Bath & Beyond, Inc.(a)	11,440	342,056
Best Buy Co., Inc.	10,608	618,871
Big 5 Sporting Goods Corp.(a)	624	6,708
Buckle, Inc. (The)(a)	208	3,557
Burlington Stores, Inc.*	4,368	380,147
Cabela’s, Inc.*	18,096	1,031,110
Caleres, Inc.(a)	12,064	329,106
Camping World Holdings, Inc., Class A	4,368	139,601
CarMax, Inc.*	11,232	744,120
Cato Corp. (The), Class A(a)	12,896	219,361
Chico’s FAS, Inc.(a)	36,816	336,866
Children’s Place, Inc. (The)(a)	1,872	197,777
Citi Trends, Inc.	2,080	46,072
Conn’s, Inc.*(a)	6,864	146,890
Dick’s Sporting Goods, Inc.(a)	2,288	85,434
DSW, Inc., Class A(a)	19,136	345,214
Finish Line, Inc. (The), Class A(a)	8,736	120,207
Five Below, Inc.*	1,456	70,339
Foot Locker, Inc.(a)	5,616	265,019
Francesca’s Holdings Corp.*	10,192	99,168
GameStop Corp., Class A(a)	13,104	284,226
Gap, Inc. (The)(a)	8,528	203,222
Genesco, Inc.*(a)	3,744	120,182
GNC Holdings, Inc., Class A(a)	23,296	221,545
Group 1 Automotive, Inc.(a)	6,240	371,592
Haverty Furniture Cos., Inc.	832	18,512

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Specialty Retail - (continued)
Hibbett Sports, Inc.*	9,360	146,016
Home Depot, Inc. (The)	34,112	5,103,155
L Brands, Inc.	10,608	492,105
Lithia Motors, Inc., Class A(a)	7,904	816,088
Lowe’s Cos., Inc.	26,208	2,028,499
Lumber Liquidators Holdings, Inc.*	6,864	169,610
MarineMax, Inc.*	2,496	37,315
Michaels Cos., Inc. (The)*(a)	11,856	238,780
Monro Muffler Brake, Inc.(a)	1,872	87,235
Murphy USA, Inc.*(a)	4,992	378,044
Office Depot, Inc.(a)	174,512	1,024,386
O’Reilly Automotive, Inc.*	3,328	679,910
Party City Holdco, Inc.*(a)	13,520	188,604
Penske Automotive Group, Inc.(a)	9,776	425,647
Pier 1 Imports, Inc.	33,904	156,297
Rent-A-Center, Inc.(a)	18,928	250,228
RH*(a)	9,152	596,070
Ross Stores, Inc.	10,192	563,822
Sally Beauty Holdings, Inc.*(a)	49,920	1,009,882
Select Comfort Corp.*(a)	3,744	126,585
Shoe Carnival, Inc.	416	7,596
Signet Jewelers Ltd.(a)	208	12,721
Sonic Automotive, Inc., Class A(a)	15,392	279,365
Staples, Inc.	24,128	244,899
Tiffany & Co.	1,664	158,929
TJX Cos., Inc. (The)	22,672	1,594,068
Tractor Supply Co.(a)	6,448	361,862
Ulta Beauty, Inc.*	1,664	418,013
Urban Outfitters, Inc.*(a)	5,200	101,868
Vitamin Shoppe, Inc.*(a)	14,144	155,584
Williams-Sonoma, Inc.	3,744	173,834
Zumiez, Inc.*	5,200	66,040

		28,055,708

Technology Hardware, Storage & Peripherals - 2.8%
3D Systems Corp.*(a)	14,976	251,597
Apple, Inc.	154,128	22,923,457
Cray, Inc.*(a)	2,080	42,848
Diebold Nixdorf, Inc.(a)	28,704	671,674
Eastman Kodak Co.*(a)	11,024	104,728
Electronics For Imaging, Inc.*(a)	3,744	181,883
Hewlett Packard Enterprise Co.	76,336	1,336,643
HP, Inc.	65,728	1,255,405
NCR Corp.*	9,360	354,276
NetApp, Inc.	12,064	523,819
Pure Storage, Inc., Class A*	16,848	203,355
Seagate Technology plc(a)	10,400	342,784
Super Micro Computer, Inc.*	3,120	83,772
Western Digital Corp.	11,648	991,478
Xerox Corp.	11,179	342,860

		29,610,579

Textiles, Apparel & Luxury Goods - 0.9%
Carter’s, Inc.	3,536	306,677
Coach, Inc.	6,864	323,569
Columbia Sportswear Co.(a)	2,496	151,208
Crocs, Inc.*(a)	3,536	28,076
Deckers Outdoor Corp.*	10,816	701,526
G-III Apparel Group Ltd.*(a)	4,368	113,699
Hanesbrands, Inc.(a)	16,224	371,854
Lululemon Athletica, Inc.*	2,496	153,853
Michael Kors Holdings Ltd.*	10,816	394,135
Movado Group, Inc.(a)	3,328	81,869
NIKE, Inc., Class B	39,728	2,345,938

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Oxford Industries, Inc.(a)	3,744	236,359
Perry Ellis International, Inc.*	1,456	28,596
PVH Corp.	5,408	645,120
Skechers U.S.A., Inc., Class A*	44,096	1,238,657
Steven Madden Ltd.*(a)	3,536	144,976
Under Armour, Inc., Class A*(a)	9,152	183,223
Under Armour, Inc., Class C*(a)	1,664	30,135
Unifi, Inc.*	832	27,256
Vera Bradley, Inc.*(a)	11,648	117,412
VF Corp.	13,520	840,809
Wolverine World Wide, Inc.(a)	30,160	850,512

		9,315,459

Thrifts & Mortgage Finance - 0.7%
Astoria Financial Corp.	13,728	277,031
Beneficial Bancorp, Inc.	4,576	71,386
BofI Holding, Inc.*(a)	16,848	469,554
Capitol Federal Financial, Inc.	1,040	14,830
Dime Community Bancshares, Inc.	14,352	298,522
Essent Group Ltd.*	17,056	655,291
Federal Agricultural Mortgage Corp., Class C	4,160	285,210
Flagstar Bancorp, Inc.*	7,696	250,582
HomeStreet, Inc.*	5,408	141,960
LendingTree, Inc.*(a)	416	91,770
MGIC Investment Corp.*	121,680	1,420,006
Nationstar Mortgage Holdings, Inc.*(a)	16,848	300,400
New York Community Bancorp, Inc.	2,704	35,503
Northfield Bancorp, Inc.	4,160	69,846
Northwest Bancshares, Inc.	6,864	110,510
Ocwen Financial Corp.*(a)	27,040	77,605
Oritani Financial Corp.(a)	832	13,811
PHH Corp.*	7,280	100,318
Provident Financial Services, Inc.	11,440	303,389
Radian Group, Inc.	69,264	1,206,579
TFS Financial Corp.	2,288	36,562
TrustCo Bank Corp.(a)	15,808	131,206
United Financial Bancorp, Inc.(a)	2,288	41,390
Walker & Dunlop, Inc.*	9,152	459,888
Washington Federal, Inc.	15,184	507,905
WSFS Financial Corp.	4,368	197,215

		7,568,269

Tobacco - 0.8%
Altria Group, Inc.	52,208	3,391,954
Philip Morris International, Inc.	42,432	4,952,239
Universal Corp.	7,696	492,159
Vector Group Ltd.	9,443	190,087

		9,026,439

Trading Companies & Distributors - 0.7%
Air Lease Corp.(a)	28,704	1,136,104
Aircastle Ltd.(a)	21,008	494,528
Applied Industrial Technologies, Inc.	4,576	258,544
Beacon Roofing Supply, Inc.*	5,408	248,390
BMC Stock Holdings, Inc.*	9,984	219,648
DXP Enterprises, Inc.*	3,328	95,148
Fastenal Co.	1,456	62,550
GATX Corp.(a)	16,016	990,269
H&E Equipment Services, Inc.	4,368	98,586
HD Supply Holdings, Inc.*	1,664	54,063
Herc Holdings, Inc.*(a)	1,498	67,979
Kaman Corp.(a)	5,200	265,824
MRC Global, Inc.*	23,504	384,055

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Trading Companies & Distributors - (continued)
MSC Industrial Direct Co., Inc., Class A	2,912	207,364
NOW, Inc.*	26,416	420,807
Rush Enterprises, Inc., Class A*	10,400	448,552
Triton International Ltd.	5,616	202,513
United Rentals, Inc.*(a)	3,744	445,386
Univar, Inc.*	17,056	529,418
Veritiv Corp.*	832	30,909
Watsco, Inc.(a)	1,872	282,241
WESCO International, Inc.*	10,192	522,340
WW Grainger, Inc.	416	69,364

		7,534,582

Transportation Infrastructure - 0.0%(c)
Macquarie Infrastructure Corp.	416	31,537
Wesco Aircraft Holdings, Inc.*(a)	13,104	142,178

		173,715

Water Utilities - 0.1%
American States Water Co.	3,952	195,426
American Water Works Co., Inc.	3,328	269,901
Aqua America, Inc.	1,872	62,487
California Water Service Group(a)	3,952	153,733
Connecticut Water Service, Inc.(a)	416	23,704
SJW Group	624	32,991

		738,242

Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	3,952	58,608
Shenandoah Telecommunications Co.(a)	6,864	211,068
Spok Holdings, Inc.(a)	2,288	37,523
Sprint Corp.*(a)	32,032	255,616
Telephone & Data Systems, Inc.	8,528	242,451
T-Mobile US, Inc.*	6,032	371,933
United States Cellular Corp.*	832	31,516

		1,208,715

TOTAL COMMON STOCKS (Cost $742,223,902)		1,060,021,623

	No. of Rights
RIGHTS - 0.0%(c)
Biotechnology - 0.0%(c)
Dyax Corp., CVR*(d)	7,175	13,561

Media - 0.0%(c)
Media General, Inc., CVR*(d)	22,261	37,843

TOTAL RIGHTS (Cost $–)		51,404

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(e) - 11.4%
CERTIFICATES OF DEPOSIT - 5.1%
Bank of Montreal, Chicago
1.42%, 9/6/2017(f)	4,000,000	4,000,000
Bank of Nova Scotia, Houston
1.33%, 5/24/2018(f)	3,000,000	2,999,634
Bank of Tokyo UFJ Ltd., London
1.30%, 8/16/2017	3,000,000	2,998,378

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Bank of Tokyo UFJ Ltd., New York
1.45%, 9/1/2017	1,000,000	999,914
BNP Paribas, New York
1.38%, 12/1/2017(f)	6,000,000	6,000,000
Credit Suisse, New York
1.35%, 8/16/2017(f)	5,000,000	5,000,000
HSBC USA, New York
1.59%, 8/1/2017(f)	2,500,000	2,500,000
KBC Bank NV, Brussels
1.25%, 8/11/2017	5,000,000	4,998,269
Landesbank Baden-Wurttemberg, London
1.33%, 8/9/2017	5,500,000	5,498,383
Mizuho Bank Ltd., New York
1.57%, 9/8/2017(f)	4,000,000	4,000,000
OCBC, New York
1.30%, 9/20/2017	5,000,000	5,000,000
Societe Generale, New York
1.31%, 8/31/2017	6,000,000	6,000,000
Sumitomo Mitsui Trust Bank Ltd., New York
1.56%, 9/5/2017(f)	2,500,000	2,500,000
1.42%, 11/3/2017(f)	2,500,000	2,500,262

TOTAL CERTIFICATES OF DEPOSIT (Cost $54,994,944)		54,994,840

COMMERCIAL PAPER - 1.5%
DBS Bank Ltd.
1.30%, 9/25/2017	6,000,000	5,988,083
GE Capital Treasury Services LLC
1.31%, 12/14/2017	3,500,000	3,500,123
Macquarie Bank Ltd.
1.34%, 9/25/2017	6,000,000	5,987,717

TOTAL COMMERCIAL PAPER (Cost $15,475,800)		15,475,923

CORPORATE BOND - 0.3%
Caisse Centrale Desjardins Du Quebec
1.32%, 9/12/2017(f)(g) (Cost $3,100,923)	3,100,000	3,100,923

FUNDING AGREEMENT - 0.3%
United of Omaha Life Insurance
1.30%, 8/30/2017 (Cost $3,000,000)	3,000,000	3,000,000

REPURCHASE AGREEMENTS - 3.8%
Citigroup Global Markets, Inc., 1.04%, dated 7/31/2017, due 8/1/2017, repurchase price $3,933,420, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.63%, maturing 8/15/2019 - 10/15/2019; total market value $4,011,974	3,933,307	3,933,307
Citigroup Global Markets, Inc., 1.34%, dated 7/31/2017, due 8/1/2017, repurchase price $3,300,123, collateralized by various U.S. Treasury Securities, 3.75%, maturing 8/15/2041; total market value $3,366,018	3,300,000	3,300,000

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - (continued)
REPURCHASE AGREEMENTS - (continued)
Deutsche Bank AG, London Branch, 1.55%, dated 7/31/2017, due 8/1/2017, repurchase price $12,000,517, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 2.00%, maturing 6/30/2018 - 4/30/2024; Common Stocks; total market value $13,303,046	12,000,000	12,000,000
Mizuho Securities USA, Inc., 1.05%, dated 7/31/2017, due 8/1/2017, repurchase price $16,000,467, collateralized by various U.S. Treasury Securities, 1.50%, maturing 6/15/2020; total market value $16,320,002	16,000,000	16,000,000
ML Pierce Fenner & Smith, Inc., 1.71%, dated 7/31/2017, due 10/31/2017, repurchase price $6,026,220, collateralized by various Common Stocks; total market value $6,600,000	6,000,000	6,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $41,233,307)		41,233,307

TIME DEPOSIT - 0.4%
ABN Amro Bank NV
1.21%, 8/1/2017 (Cost $4,000,000)	4,000,000	4,000,000

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $121,804,974)		121,804,993

Total Investments — 110.1% (Cost $864,028,876)		1,181,878,020
Liabilities Less Other Assets — (10.1%)		(108,368,033)

Net assets — 100.0%		1,073,509,987

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $125,723,146, collateralized in the form of cash with a value of $121,770,781 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $1,901,962 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from August 10, 2017 - February 15, 2047 and $5,568,255 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 6.00%, and maturity dates ranging from September 11, 2017 - January 22, 2060; a total value of $129,240,998.

(b)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.
(c)	Represents less than 0.05% of net assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2017 (Unaudited)

(d)

Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2017 amounted to $51,404, which represents approximately 0.00% of net assets of the Fund.

(e)	The security was purchased with cash collateral held from securities on loan at July 31, 2017. The total value of securities purchased was $121,804,993.
(f)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(g)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

Abbreviations

CVR	Contingent Value Rights

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$324,148,397
Aggregate gross unrealized depreciation	(6,187,786)

Net unrealized appreciation	$317,960,611

Federal income tax cost of investments	$863,917,409

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investment in a company which was affiliated for the period ending July 31, 2017, was as follows:

Security	Value October 31, 2016	Purchases at Cost	Sales at Cost	Value July 31, 2017	Dividend Income	Realized Gain
Northern Trust Corp.	$476,524	$60,291	$2,831	$630,772	$7,966	$3,259

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of July 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Long Contracts
E-mini S&P 500® Index Futures Contracts	71	09/15/2017	$8,761,400	$110,209
E-mini S&P MidCap 400® Index Futures Contracts	6	09/15/2017	1,055,880	5,655
Russell 2000® Mini Index Futures Contracts	49	09/15/2017	3,489,780	25,995

				$141,859

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.5%
Aerospace & Defense - 0.8%
Airbus SE	16,870	1,404,215
BAE Systems plc	96,880	768,246
Bombardier, Inc., Class B*	48,735	97,817
CAE, Inc.	7,384	124,764
Cobham plc	40,347	70,585
Dassault Aviation SA	55	82,116
Elbit Systems Ltd.	412	52,103
Jamco Corp.	500	12,684
Leonardo SpA	17,015	295,494
LISI	3,196	153,455
MacDonald Dettwiler & Associates Ltd.	2,742	155,041
Magellan Aerospace Corp.	11,550	183,888
Meggitt plc	21,970	145,690
MTU Aero Engines AG	1,366	199,623
QinetiQ Group plc	51,951	165,197
Rolls-Royce Holdings plc*	42,140	493,331
Saab AB, Class B	1,995	92,412
Safran SA	9,310	877,351
Senior plc	341,471	1,118,243
Singapore Technologies Engineering Ltd.	40,700	113,056
Thales SA	2,730	301,235
Ultra Electronics Holdings plc	6,894	190,590
Zodiac Aerospace	2,608	74,257

		7,171,393

Air Freight & Logistics - 0.6%
Bollore SA	13,523	62,499
Cia de Distribucion Integral Logista Holdings SA	2,380	61,312
CTT-Correios de Portugal SA	119,086	774,038
CWT Ltd.	228,700	348,813
Deutsche Post AG (Registered)	25,760	996,170
Freightways Ltd.	12,987	77,409
ID Logistics Group*	97	15,611
Kerry Logistics Network Ltd.	26,000	37,418
Kintetsu World Express, Inc.	29,600	517,822
Konoike Transport Co. Ltd.	25,700	349,582
Mainfreight Ltd.	3,192	58,155
Oesterreichische Post AG	126	5,781
Panalpina Welttransport Holding AG (Registered)	275	34,915
PostNL NV	351,050	1,655,552
Royal Mail plc	25,380	134,876
Yamato Holdings Co. Ltd.	10,200	204,471

		5,334,424

Airlines - 0.6%
Air Canada*	13,468	213,562
Air France-KLM*	119,353	1,609,101
Air New Zealand Ltd.	25,676	64,489
ANA Holdings, Inc.	45,000	154,147
Cathay Pacific Airways Ltd.(a)	95,000	148,883
Chorus Aviation, Inc.	105,490	647,846
Deutsche Lufthansa AG (Registered)	11,900	254,997
easyJet plc	7,007	114,178

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Airlines - (continued)
El Al Israel Airlines	216,314	205,626
Exchange Income Corp.(a)	4,564	105,254
Finnair OYJ	43,680	471,213
International Consolidated Airlines Group SA, DI	40,740	310,441
Japan Airlines Co. Ltd.	7,500	242,183
Norwegian Air Shuttle ASA*	1,076	26,351
Qantas Airways Ltd.	43,765	185,880
SAS AB*	64,366	153,574
Singapore Airlines Ltd.	4,400	33,684
WestJet Airlines Ltd.	9,482	188,419
Wizz Air Holdings plc*(b)	2,172	74,536

		5,204,364

Auto Components - 2.6%
Aisan Industry Co. Ltd.	14,408	128,700
Aisin Seiki Co. Ltd.	8,300	431,920
ARB Corp. Ltd.	389	4,761
Autoneum Holding AG(a)	165	39,743
Brembo SpA	3,575	54,794
Bridgestone Corp.	30,400	1,281,260
Burelle SA	77	108,486
CIE Automotive SA	3,217	79,384
Cie Generale des Etablissements Michelin	8,540	1,151,351
Cie Plastic Omnium SA	5,445	208,639
Continental AG	5,437	1,221,147
Daikyonishikawa Corp.	36,604	546,932
Denso Corp.	25,400	1,219,715
Dometic Group AB(b)	4,308	36,348
Eagle Industry Co. Ltd.	18,500	321,797
ElringKlinger AG(a)	19,333	335,978
Exedy Corp.	2,800	87,551
Faurecia(a)	3,789	209,647
FCC Co. Ltd.	33,200	726,527
Gestamp Automocion SA*(b)	12,716	92,202
GKN plc	61,670	261,388
G-Tekt Corp.	15,800	305,862
Hella KGaA Hueck & Co.	1,320	69,566
HI-LEX Corp.	3,164	82,525
Hybrid Kinetic Group Ltd.*(c)	884,000	22,071
Ichikoh Industries Ltd.	45,000	352,278
Kasai Kogyo Co. Ltd.	28,000	364,397
Keihin Corp.	39,200	564,080
Koito Manufacturing Co. Ltd.	2,000	116,928
KYB Corp.	33,000	186,361
Leoni AG	26,010	1,532,830
Linamar Corp.	3,420	186,869
Magna International, Inc.	15,056	715,869
MGI Coutier	6,790	271,704
Mitsuba Corp.	30,000	522,377
Musashi Seimitsu Industry Co. Ltd.	16,500	459,184
NGK Spark Plug Co. Ltd.	7,400	149,748
NHK Spring Co. Ltd.	8,900	96,092
Nifco, Inc.	1,200	69,071
Nippon Seiki Co. Ltd.	44,000	842,210
Nissin Kogyo Co. Ltd.	23,100	386,551
NOK Corp.	4,600	105,326
Nokian Renkaat OYJ	4,307	175,088
Pacific Industrial Co. Ltd.	44,300	576,127

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Auto Components - (continued)
Piolax, Inc.	21,000	579,664
Press Kogyo Co. Ltd.	91,000	428,255
Schaeffler AG (Preference)	7,416	103,085
Showa Corp.*	32,000	309,009
Stanley Electric Co. Ltd.	3,800	125,526
Sumitomo Electric Industries Ltd.	35,400	572,673
Sumitomo Riko Co. Ltd.	32,500	340,015
Sumitomo Rubber Industries Ltd.	9,500	164,731
Tachi-S Co. Ltd.	31,900	581,732
Tokai Rika Co. Ltd.	2,600	47,790
Topre Corp.	6,000	158,125
Toyo Tire & Rubber Co. Ltd.	4,500	92,529
Toyoda Gosei Co. Ltd.	7,200	170,071
Toyota Boshoku Corp.	2,600	54,308
Toyota Industries Corp.	8,400	450,808
TPR Co. Ltd.	21,900	691,715
TS Tech Co. Ltd.	8,100	240,079
Unipres Corp.	29,600	688,733
Valeo SA	6,580	454,143
Xinyi Glass Holdings Ltd.	120,000	124,146
Yokohama Rubber Co. Ltd. (The)	8,000	161,310

		23,239,831

Automobiles - 2.6%
Bayerische Motoren Werke AG	15,963	1,462,532
Bayerische Motoren Werke AG (Preference)	2,450	194,544
Daimler AG (Registered)	45,430	3,175,689
Ferrari NV	3,430	360,318
Fiat Chrysler Automobiles NV*	48,698	585,632
Honda Motor Co. Ltd.	81,000	2,278,366
Isuzu Motors Ltd.	22,200	304,586
Mazda Motor Corp.	32,700	492,594
Mitsubishi Motors Corp.	21,700	156,718
Nissan Motor Co. Ltd.	105,000	1,041,495
Nissan Shatai Co. Ltd.	1,000	10,353
Peugeot SA	27,580	591,318
Porsche Automobil Holding SE (Preference)	5,712	325,846
Renault SA	8,053	723,100
Subaru Corp.	30,000	1,084,393
Suzuki Motor Corp.	14,700	695,787
Toyota Motor Corp.	140,038	7,900,782
Volkswagen AG	1,393	218,350
Volkswagen AG (Preference)	9,520	1,460,253
Yamaha Motor Co. Ltd.	16,300	410,100

		23,472,756

Banks - 12.9%
77 Bank Ltd. (The)	11,000	56,645
ABN AMRO Group NV, CVA(b)	13,510	380,845
Aichi Bank Ltd. (The)	400	22,227
Akita Bank Ltd. (The)	16,000	46,192
Aktia Bank OYJ(a)	21,992	238,802
Aldermore Group plc*	143,080	409,703
Aomori Bank Ltd. (The)	15,000	52,401
Aozora Bank Ltd.	113,000	433,612
Australia & New Zealand Banking Group Ltd.	133,530	3,158,667
Awa Bank Ltd. (The)	6,000	39,368
Banca Monte dei Paschi di Siena SpA*(c)	18,688	—
Banca Popolare di Sondrio SCPA	45,309	197,331
Banco Bilbao Vizcaya Argentaria SA	302,024	2,724,416

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Banco BPM SpA*	83,211	303,147
Banco Comercial Portugues SA, Class R*	778,378	221,535
Banco de Sabadell SA	205,450	458,533
Banco Espirito Santo SA (Registered)*(c)	48,647	—
Banco Santander SA	737,642	5,021,532
Bank Hapoalim BM	49,296	341,620
Bank Leumi Le-Israel BM	66,851	321,307
Bank of Cyprus Holdings plc*	20,808	80,222
Bank of East Asia Ltd. (The)(a)	45,438	194,606
Bank of Ireland Group plc*	32,018	266,132
Bank of Iwate Ltd. (The)	19,700	765,750
Bank of Kyoto Ltd. (The)	13,000	124,476
Bank of Montreal	29,342	2,218,687
Bank of Nagoya Ltd. (The)	999	36,707
Bank of Nova Scotia (The)	54,880	3,408,524
Bank of Okinawa Ltd. (The)	4,240	167,113
Bank of Queensland Ltd.	7,595	73,065
Bank of the Ryukyus Ltd.	35,061	500,078
Bankia SA	21,522	108,653
Bankinter SA	21,119	205,120
Banque Cantonale de Geneve	1,820	300,865
Banque Cantonale Vaudoise (Registered)(a)	186	134,847
Barclays plc	706,202	1,889,973
Bendigo & Adelaide Bank Ltd.	11,221	99,616
BGEO Group plc	29,501	1,340,629
BNP Paribas SA	51,240	3,961,212
BPER Banca	4,818	26,425
CaixaBank SA	104,115	542,071
Canadian Imperial Bank of Commerce	17,768	1,537,606
Canadian Western Bank	1,545	34,593
Chiba Bank Ltd. (The)	32,000	229,368
Chugoku Bank Ltd. (The)	6,500	94,122
Chukyo Bank Ltd. (The)	6,800	142,899
Collector AB*	4,772	56,693
comdirect bank AG	7,483	93,915
Commerzbank AG*	34,580	451,730
Commonwealth Bank of Australia	48,300	3,228,654
Concordia Financial Group Ltd.	45,221	227,875
Credit Agricole SA	59,204	1,036,553
Credito Emiliano SpA	68,836	591,639
CYBG plc*(a)	48,516	170,904
Dah Sing Banking Group Ltd.(a)	24,640	52,813
Dah Sing Financial Holdings Ltd.	5,340	37,810
Daishi Bank Ltd. (The)	8,000	36,635
Danske Bank A/S	35,980	1,451,715
DBS Group Holdings Ltd.	82,529	1,314,675
DNB ASA	38,430	751,927
Ehime Bank Ltd. (The)	6,800	85,789
Eighteenth Bank Ltd. (The)	140,000	372,506
Erste Group Bank AG*	14,280	591,200
FIBI Holdings Ltd.	6,277	142,524
FinecoBank Banca Fineco SpA	4,895	42,793
Fukuoka Financial Group, Inc.	30,000	138,196
Graubuendner Kantonalbank	68	109,451
Gunma Bank Ltd. (The)	28,700	168,052
Hachijuni Bank Ltd. (The)	36,400	230,928
Hang Seng Bank Ltd.	21,000	457,098
Heartland Bank Ltd.(a)	385,845	526,503

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Hiroshima Bank Ltd. (The)	26,000	111,064
Hokkoku Bank Ltd. (The)	17,000	68,619
Hokuetsu Bank Ltd. (The)	2,800	66,367
HSBC Holdings plc	934,183	9,323,061
Hyakugo Bank Ltd. (The)	185,000	745,056
Hyakujushi Bank Ltd. (The)	80,000	259,197
ING Groep NV	181,440	3,383,109
Intesa Sanpaolo SpA	704,760	2,419,616
Intesa Sanpaolo SpA (Retirement Savings Plan)(a)	28,483	90,670
Israel Discount Bank Ltd., Class A*	69,140	178,371
Iyo Bank Ltd. (The)	4,700	38,325
Juroku Bank Ltd. (The)	299,000	947,102
Jyske Bank A/S (Registered)	2,448	152,795
Kansai Urban Banking Corp.	400	5,122
KBC Group NV	10,290	849,234
Keiyo Bank Ltd. (The)	215,000	908,684
Kiyo Bank Ltd. (The)	56,400	941,744
Kyushu Financial Group, Inc.	24,770	155,352
Laurentian Bank of Canada	28,872	1,250,647
Liberbank SA*	256,788	295,790
Liechtensteinische Landesbank AG	10,997	557,344
Lloyds Banking Group plc	3,501,820	3,027,582
Luzerner Kantonalbank AG (Registered)	259	116,769
Mebuki Financial Group, Inc.	63,010	242,357
Mediobanca SpA	28,420	295,366
Metro Bank plc*	1,540	73,536
Minato Bank Ltd. (The)	2,900	53,016
Mitsubishi UFJ Financial Group, Inc.	654,400	4,145,708
Miyazaki Bank Ltd. (The)	140,000	467,532
Mizrahi Tefahot Bank Ltd.	8,204	148,298
Mizuho Financial Group, Inc.	1,144,600	2,034,476
Musashino Bank Ltd. (The)	31,200	931,807
Nanto Bank Ltd. (The)	2,346	68,897
National Australia Bank Ltd.	68,670	1,641,940
National Bank of Canada	13,860	622,317
Natixis SA	41,674	301,828
Nordax Group AB(b)	2,128	11,654
Nordea Bank AB	142,675	1,797,316
North Pacific Bank Ltd.	22,900	76,682
Ogaki Kyoritsu Bank Ltd. (The)	378,000	1,091,289
Oita Bank Ltd. (The)	6,000	22,589
Oversea-Chinese Banking Corp. Ltd.	165,603	1,386,126
Permanent TSB Group Holdings plc*	87,710	211,991
Raiffeisen Bank International AG*	2,693	79,122
Resona Holdings, Inc.	85,500	439,823
Ringkjoebing Landbobank A/S	1,100	57,636
Royal Bank of Canada	40,740	3,030,049
Royal Bank of Scotland Group plc*	128,030	419,608
San-In Godo Bank Ltd. (The)	21,500	174,537
Senshu Ikeda Holdings, Inc.	239,000	988,488
Seven Bank Ltd.	6,600	26,103
Shiga Bank Ltd. (The)	5,000	26,472
Shikoku Bank Ltd. (The)	7,000	18,752
Shinsei Bank Ltd.	86,000	141,653
Shizuoka Bank Ltd. (The)	6,000	53,487
Skandiabanken ASA(b)	13,668	153,089
Skandinaviska Enskilda Banken AB, Class A	81,156	1,026,358
Skandinaviska Enskilda Banken AB, Class C	7,040	88,163

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Societe Generale SA	33,460	1,956,687
Spar Nord Bank A/S	65,528	877,841
SpareBank 1 Nord Norge(a)	65,345	485,866
SpareBank 1 SMN	107,520	1,081,813
SpareBank 1 SR-Bank ASA(a)	7,150	71,035
St Galler Kantonalbank AG (Registered)	110	49,109
Standard Chartered plc*	65,590	732,146
Sumitomo Mitsui Financial Group, Inc.	72,000	2,733,517
Sumitomo Mitsui Trust Holdings, Inc.	17,500	642,065
Suruga Bank Ltd.	11,700	281,872
Svenska Handelsbanken AB, Class A	42,700	634,505
Svenska Handelsbanken AB, Class B	5,372	79,959
Swedbank AB, Class A	24,290	632,995
Sydbank A/S	5,180	215,161
TBC Bank Group plc	28,364	626,344
Tochigi Bank Ltd. (The)	25,400	103,214
Toho Bank Ltd. (The)	22,732	79,206
TOMONY Holdings, Inc.	101,500	496,041
Toronto-Dominion Bank (The)	48,300	2,482,301
UniCredit SpA*	93,204	1,828,528
Unione di Banche Italiane SpA	69,623	335,401
United Overseas Bank Ltd.	72,226	1,276,674
Valiant Holding AG (Registered)(a)	13,176	1,556,785
Van Lanschot Kempen NV, CVA	27,370	808,828
Virgin Money Holdings UK plc	205,195	772,331
Walliser Kantonalbank (Registered)*	4,135	408,207
Westpac Banking Corp.	87,220	2,215,693
Yamagata Bank Ltd. (The)	11,000	49,876
Yamaguchi Financial Group, Inc.(a)	18,000	211,611
Zuger Kantonalbank AG	4	22,159

		117,267,275

Beverages - 1.2%
A.G. Barr plc	4,785	37,850
Anheuser-Busch InBev SA/NV	22,610	2,713,702
Asahi Group Holdings Ltd.	14,800	602,608
Britvic plc	16,720	157,386
Carlsberg A/S, Class B	3,029	335,427
Coca-Cola Amatil Ltd.	1,498	9,854
Coca-Cola Bottlers Japan, Inc.	2,954	89,025
Coca-Cola European Partners plc	7,000	302,610
Coca-Cola HBC AG, DI*	4,146	125,278
Cott Corp.(a)	2,592	40,107
Davide Campari-Milano SpA	13,794	101,726
Diageo plc	64,960	2,096,896
Fevertree Drinks plc	3,795	107,517
Heineken Holding NV	2,730	267,182
Heineken NV	5,879	611,136
Ito En Ltd.	800	29,540
Kirin Holdings Co. Ltd.	25,738	566,145
Molson Coors Canada, Inc., Class B	1,282	113,340
Nichols plc	3,604	89,563
Pernod Ricard SA	6,022	832,468
Refresco Group NV(b)	48,382	941,770
Remy Cointreau SA(a)	562	64,451
Royal Unibrew A/S	1,210	60,043
Sapporo Holdings Ltd.	1,800	48,952
Suntory Beverage & Food Ltd.	3,000	146,884
Takara Holdings, Inc.	8,600	85,770
Treasury Wine Estates Ltd.	20,650	200,799

		10,778,029

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Biotechnology - 0.5%
Abcam plc	10,049	136,058
Basilea Pharmaceutica AG (Registered)*(a)	790	70,456
Bavarian Nordic A/S*	1,694	110,514
BioGaia AB, Class B	526	19,573
Biotest AG*	470	15,239
Biotest AG (Preference)*	925	25,029
Cellectis SA*	2,012	48,937
CK Life Sciences Int’l Holdings, Inc.	222,000	18,192
CSL Ltd.	12,600	1,267,460
DBV Technologies SA*	789	70,502
Galapagos NV*	1,680	133,302
Genmab A/S*	1,664	376,980
Genus plc	6,007	136,925
Grifols SA	11,410	319,562
Grifols SA (Preference), Class B	5,834	123,087
HEALIOS KK*	1,100	14,286
Knight Therapeutics, Inc.*	4,759	36,114
Nordic Nanovector ASA*	1,620	17,192
PeptiDream, Inc.*	2,500	78,510
Pharma Mar SA*	12,784	58,029
Probi AB	315	14,408
ProMetic Life Sciences, Inc.*(a)	31,800	39,923
SanBio Co. Ltd.*	2,200	28,830
Shire plc	22,820	1,281,911
Sirtex Medical Ltd.	4,314	55,415
Swedish Orphan Biovitrum AB*(a)	3,685	56,033
Takara Bio, Inc.	1,500	20,173
Vitrolife AB	889	71,876

		4,644,516

Building Products - 1.0%
Aica Kogyo Co. Ltd.	1,500	48,124
Asahi Glass Co. Ltd.	5,200	218,833
Assa Abloy AB, Class B	26,600	568,893
Belimo Holding AG (Registered)	21	87,278
Bunka Shutter Co. Ltd.	49,000	421,286
Central Glass Co. Ltd.	158,000	693,516
Cie de Saint-Gobain	15,708	868,390
Daikin Industries Ltd.	7,800	825,920
Geberit AG (Registered)	1,050	506,255
GWA Group Ltd.	14,406	37,263
Inwido AB	8,811	110,559
James Halstead plc	8,559	51,228
Kingspan Group plc	3,575	118,524
Lindab International AB	5,702	59,846
LIXIL Group Corp.	12,200	313,460
Nibe Industrier AB, Class B	9,994	95,195
Nichias Corp.	13,000	157,537
Nichiha Corp.	7,000	259,740
Nippon Sheet Glass Co. Ltd.*	79,700	674,415
Nitto Boseki Co. Ltd.	9,000	52,373
Noritz Corp.	37,000	724,965
Okabe Co. Ltd.	32,900	321,571
Reliance Worldwide Corp. Ltd.(a)	35,079	93,538
Rockwool International A/S, Class A	220	47,295
Rockwool International A/S, Class B	82	18,590
Sanwa Holdings Corp.	9,800	105,898
Schweiter Technologies AG	55	72,566
Sekisui Jushi Corp.	24,100	437,527
Takara Standard Co. Ltd.	1,376	23,076

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Building Products - (continued)
Takasago Thermal Engineering Co. Ltd.	50,200	836,856
Tarkett SA	605	24,947
TOTO Ltd.	3,000	120,684
Uponor OYJ	2,765	44,466

		9,040,614

Capital Markets - 2.6%
3i Group plc	49,880	615,507
Aberdeen Asset Management plc	65,531	284,578
Acasta Enterprises, Inc., Class B*	9,860	53,221
Amundi SA(b)	1,518	116,869
Anima Holding SpA(b)	25,664	207,871
ASX Ltd.	2,924	122,088
AURELIUS Equity Opportunities SE & Co. KGaA(a)	2,312	135,693
Avanza Bank Holding AB	1,367	56,292
Azimut Holding SpA	1,311	29,275
Banca Generali SpA	1,320	46,688
Bolsas y Mercados Espanoles SHMSF SA	4,069	148,766
Brederode SA	726	41,839
Brewin Dolphin Holdings plc	19,014	89,991
Brookfield Asset Management, Inc., Class A	23,800	922,844
BT Investment Management Ltd.	6,705	57,598
Bure Equity AB	2,304	28,269
Burford Capital Ltd.	9,671	138,590
Capital Stage AG	3,696	26,451
China Industrial Securities International Financial Group Ltd.	952,000	140,177
China LNG Group Ltd.*	2,080,000	33,290
China Medical & HealthCare Group Ltd.*	1,230,000	57,483
China Smarter Energy Group Holdings Ltd.*	162,000	14,520
CI Financial Corp.(a)	16,733	363,415
Close Brothers Group plc	11,454	232,546
Credit Suisse Group AG (Registered)*	57,282	883,408
Daiwa Securities Group, Inc.	82,000	472,059
Deutsche Bank AG (Registered)	101,044	1,797,685
Deutsche Boerse AG	5,252	547,444
EFG International AG*(a)	53,200	396,443
Emperor Capital Group Ltd.	2,100,000	188,217
Euronext NV(b)	1,650	96,100
Fiera Capital Corp.	39,550	455,416
Financiere de Tubize SA	1,063	78,079
Freeman FinTech Corp. Ltd.*	480,000	30,729
GAM Holding AG*	127,106	2,008,982
Gimv NV	2,444	154,101
GMO Click Holdings, Inc.	13,600	94,404
Haitong International Securities Group Ltd.	79,089	45,670
Hargreaves Lansdown plc	5,061	92,076
Hong Kong Exchanges & Clearing Ltd.	32,237	919,624
IG Group Holdings plc	589	4,942
IGM Financial, Inc.	925	31,037
Intermediate Capital Group plc	16,503	197,442
Investec plc	18,424	139,906
IOOF Holdings Ltd.(a)	16,584	133,060
Jafco Co. Ltd.	300	14,335

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
Japan Exchange Group, Inc.	17,000	304,783
Julius Baer Group Ltd.*	6,442	365,215
Jupiter Fund Management plc	12,914	90,914
kabu.com Securities Co. Ltd.	24,400	79,055
Kyokuto Securities Co. Ltd.(a)	13,700	192,553
Leonteq AG*	343	19,410
London Stock Exchange Group plc	8,610	425,435
Macquarie Group Ltd.	10,500	719,485
Magellan Financial Group Ltd.(a)	5,237	110,419
Man Group plc	97,880	206,464
Marusan Securities Co. Ltd.	3,500	29,522
Mason Group Holdings Ltd.*	558,905	7,442
Melker Schorling AB	770	49,451
Monex Group, Inc.(a)	15,400	43,484
Nomura Holdings, Inc.	157,800	937,989
Okasan Securities Group, Inc.	171,000	1,035,332
Partners Group Holding AG	560	364,492
Perpetual Ltd.	1,210	48,764
Platinum Asset Management Ltd.(a)	3,520	15,372
Rathbone Brothers plc	5,019	176,933
Ratos AB, Class B(a)	11,384	54,323
Rothschild & Co.	33,707	1,247,853
Sanne Group plc(a)	12,308	112,123
SBI Holdings, Inc.	10,700	152,906
Schroders plc	2,873	130,483
Schroders plc (Non-Voting)	4,377	142,299
Singapore Exchange Ltd.	3,100	17,291
Thomson Reuters Corp.	8,540	389,936
TMX Group Ltd.	101	5,339
Tokai Tokyo Financial Holdings, Inc.	13,200	76,934
TP ICAP plc	38,080	244,437
UBS Group AG (Registered)*	174,160	3,036,090
Value Partners Group Ltd.(a)	89,000	82,845
Vontobel Holding AG (Registered)	339	22,609
Vostok New Ventures Ltd., SDR*	2,193	17,554
VZ Holding AG	55	17,757
Yunfeng Financial Group Ltd.*	136,000	92,290

		23,810,603

Chemicals - 3.0%
ADEKA Corp.	4,200	64,542
Agrium, Inc.	4,200	419,009
Air Liquide SA	9,848	1,204,039
Air Water, Inc.	6,000	116,367
Akzo Nobel NV	7,176	646,552
Arkema SA	3,570	404,825
Asahi Kasei Corp.	62,000	709,525
BASF SE	24,010	2,281,325
Borregaard ASA	4,323	53,891
C Uyemura & Co. Ltd.	4,300	246,337
Chr Hansen Holding A/S(a)	2,660	213,385
Chugoku Marine Paints Ltd.	50,800	395,384
CI Takiron Corp.	70,000	380,741
Clariant AG (Registered)*(a)	11,928	278,157
Corbion NV	3,198	102,895
Covestro AG(b)	2,744	212,292
Croda International plc	4,315	210,538
Daicel Corp.	14,500	188,837
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	70,000	585,366
Denka Co. Ltd.	13,000	72,356
DIC Corp.	2,899	109,800
DuluxGroup Ltd.	12,466	65,585

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
Elementis plc	25,549	99,835
EMS-Chemie Holding AG (Registered)	114	79,517
Essentra plc(a)	27,092	191,263
Evonik Industries AG	9,600	325,970
Frutarom Industries Ltd.	975	69,074
FUCHS PETROLUB SE	54	2,833
FUCHS PETROLUB SE (Preference)	2,151	127,309
Fujimori Kogyo Co. Ltd.	10,600	315,616
Fuso Chemical Co. Ltd.	1,100	36,585
Givaudan SA (Registered)	210	418,977
Hexpol AB	5,994	61,244
Hitachi Chemical Co. Ltd.	2,200	62,618
Incitec Pivot Ltd.	62,790	160,411
Israel Chemicals Ltd.	3,980	19,017
Israel Corp. Ltd. (The)*	136	30,116
Johnson Matthey plc	6,884	255,022
JSP Corp.	9,200	290,583
JSR Corp.	5,100	89,912
K+S AG (Registered)(a)	5,765	149,499
Kaneka Corp.	9,000	72,166
Kansai Paint Co. Ltd.	6,100	139,727
Kanto Denka Kogyo Co. Ltd.	30,600	279,705
Kemira OYJ	1,433	17,993
KH Neochem Co. Ltd.	21,000	428,571
Koninklijke DSM NV	5,015	368,833
Konishi Co. Ltd.	28,000	427,241
Kumiai Chemical Industry Co. Ltd.(a)	82,648	481,699
Kuraray Co. Ltd.	15,400	299,652
Kureha Corp.	10,900	548,477
LANXESS AG	2,539	195,235
Lenzing AG	485	86,344
Linde AG	4,620	881,321
Lintec Corp.	1,800	43,642
Methanex Corp.	5,017	221,774
Mitsubishi Chemical Holdings Corp.	70,500	592,737
Mitsubishi Gas Chemical Co., Inc.	8,500	196,701
Mitsui Chemicals, Inc.	37,000	210,960
Nihon Parkerizing Co. Ltd.	7,600	108,881
Nippon Kayaku Co. Ltd.	7,000	98,004
Nippon Paint Holdings Co. Ltd.	4,000	154,034
Nippon Shokubai Co. Ltd.	400	26,173
Nippon Soda Co. Ltd.	112,198	631,587
Nissan Chemical Industries Ltd.	3,800	126,386
Nitto Denko Corp.	4,700	419,319
NOF Corp.	4,000	54,301
Novozymes A/S, Class B	6,722	309,263
Nufarm Ltd.	7,150	48,291
Okamoto Industries, Inc.	4,000	43,694
Orica Ltd.	7,072	112,298
Osaka Soda Co. Ltd.	74,000	371,691
Potash Corp. of Saskatchewan, Inc.	17,640	314,559
Sakata INX Corp.	35,400	640,112
Sanyo Chemical Industries Ltd.	9,600	455,260
Shikoku Chemicals Corp.(a)	10,000	127,517
Shin-Etsu Chemical Co. Ltd.	10,300	942,423
Shin-Etsu Polymer Co. Ltd.	19,400	187,688
Showa Denko KK	8,700	227,234
Sika AG	70	483,547
Sirius Minerals plc*	232,717	92,654
SOL SpA	3,009	36,363
Solvay SA	3,710	530,577

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
Sumitomo Bakelite Co. Ltd.	15,000	109,010
Sumitomo Chemical Co. Ltd.	70,000	410,516
Sumitomo Seika Chemicals Co., Ltd.	7,000	352,867
Symrise AG	3,290	229,748
Synthomer plc	12,732	82,416
T Hasegawa Co. Ltd.	900	18,929
Taiyo Holdings Co. Ltd.	900	42,681
Taiyo Nippon Sanso Corp.	7,200	83,276
Takasago International Corp.	600	23,540
Teijin Ltd.	8,200	164,601
Tessenderlo Group SA*	1,427	62,401
Tikkurila OYJ	422	8,971
Toagosei Co. Ltd.	6,900	83,366
Tokai Carbon Co. Ltd.	11,000	71,180
Tokyo Ohka Kogyo Co. Ltd.	700	22,775
Toray Industries, Inc.	52,000	469,198
Tosoh Corp.	26,000	309,426
Toyo Ink SC Holdings Co. Ltd.	8,000	41,486
Toyobo Co. Ltd.	56,000	106,430
Ube Industries Ltd.	84,000	228,065
Umicore SA	2,730	218,483
Victrex plc	3,740	97,183
Wacker Chemie AG	884	109,331
Yara International ASA	5,950	235,925
Zeon Corp.	5,000	62,582

		27,426,169

Commercial Services & Supplies - 1.0%
Aggreko plc(a)	4,182	46,781
Babcock International Group plc	15,890	176,911
Bell System24 Holdings, Inc.	5,600	62,743
Berendsen plc	11,060	185,907
Bilfinger SE(a)	2,914	118,717
Boyd Group Income Fund	300	22,754
Brambles Ltd.	31,890	235,245
Bravida Holding AB(b)	4,950	37,053
Caverion Corp.*(a)	10,528	87,757
Cleanaway Waste Management Ltd.	76,916	80,135
Coor Service Management Holding AB(b)	49,653	356,021
Credit Corp. Group Ltd.	845	11,441
Dai Nippon Printing Co. Ltd.	22,000	242,310
Daiseki Co. Ltd.	2,500	59,256
De La Rue plc	9,248	81,321
dormakaba Holding AG*	50	44,670
Downer EDI Ltd.	44,878	227,868
Duskin Co. Ltd.	5,700	154,500
Edenred	2,315	60,592
Elis SA(a)	6,971	167,951
G4S plc	56,210	243,656
Halcyon Agri Corp. Ltd.*	497,000	201,407
HomeServe plc	11,489	109,812
Intrum Justitia AB(a)	2,887	93,794
ISS A/S	4,951	202,274
ITAB Shop Concept AB, Class B	1,176	10,140
IWG plc	13,915	60,171
Kokuyo Co. Ltd.	5,600	88,996
Lassila & Tikanoja OYJ	1,345	30,510
Loomis AB, Class B	2,261	83,854
Mitie Group plc(a)	282,520	991,489
Mitsubishi Pencil Co. Ltd.	1,800	48,953
Nippon Kanzai Co. Ltd.	1,300	23,342

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Commercial Services & Supplies - (continued)
Nippon Parking Development Co. Ltd.	14,200	21,205
Okamura Corp.	85,000	862,347
Park24 Co. Ltd.(a)	2,200	55,550
Pilot Corp.	500	21,766
Prestige International, Inc.	2,000	21,865
Prosegur Cia de Seguridad SA	11,866	81,002
Realord Group Holdings Ltd.*	32,000	16,553
Relia, Inc.	2,100	22,407
Renewi plc(a)	85,612	103,837
Rentokil Initial plc	43,464	166,516
Ritchie Bros Auctioneers, Inc.	202	5,686
Sato Holdings Corp.	1,100	26,361
Secom Co. Ltd.	6,100	456,941
Securitas AB, Class B(a)	7,056	117,323
Serco Group plc*	64,239	94,005
SG Fleet Group Ltd.	11,375	33,328
SmartGroup Corp. Ltd.	918	5,489
Societe BIC SA	1,081	126,265
Sohgo Security Services Co. Ltd.	1,900	80,388
SPIE SA	2,145	60,012
Tomra Systems ASA	2,590	36,713
Toppan Forms Co. Ltd.	33,200	344,635
Toppan Printing Co. Ltd.	18,000	189,945
Transcontinental, Inc., Class A	50,636	1,029,281
Waste Connections, Inc.	10,710	693,960

		9,321,711

Communications Equipment - 0.2%
Hitachi Kokusai Electric, Inc.	1,000	25,784
Mitel Networks Corp.*(a)	57,781	492,294
Nokia OYJ	144,620	917,327
Sierra Wireless, Inc.*	2,176	63,877
Spirent Communications plc	63,512	99,012
Telefonaktiebolaget LM Ericsson, Class A	3,843	24,871
Telefonaktiebolaget LM Ericsson, Class B(a)	70,630	457,970
VTech Holdings Ltd.	4,500	65,108

		2,146,243

Construction & Engineering - 2.4%
ACS Actividades de Construccion y Servicios SA	5,501	210,298
Aecon Group, Inc.	2,805	33,780
AF Gruppen ASA	1,188	22,478
Arcadis NV(a)	51,833	1,056,305
Balfour Beatty plc	31,636	110,107
Bouygues SA	10,571	451,729
Carillion plc(a)	371,819	278,427
Cie d’Entreprises CFE	275	40,431
CIMIC Group Ltd.	1,935	63,986
COMSYS Holdings Corp.	4,300	88,028
Eiffage SA	2,610	251,868
Elco Ltd.	7,072	128,551
Elecnor SA(a)	33,112	455,586
Electra Ltd.	1,262	249,713
Ferrovial SA	15,438	332,085
FLSmidth & Co. A/S	2,862	174,461
Galliford Try plc	67,836	1,212,692
Gold-Finance Holdings Ltd.*(a)	89,827	18,402
Hazama Ando Corp.	147,700	1,017,238
Hibiya Engineering Ltd.	1,600	29,207
HOCHTIEF AG	440	78,333

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction & Engineering - (continued)
Implenia AG (Registered)	1,972	146,237
JGC Corp.	2,700	43,226
John Laing Group plc(b)	303,870	1,251,496
Kajima Corp.	45,000	391,782
Kandenko Co. Ltd.	3,000	32,038
Kier Group plc	82,192	1,396,732
Kinden Corp.	7,500	116,612
Koninklijke BAM Groep NV(a)	186,506	1,105,170
Kumagai Gumi Co. Ltd.	286,000	988,751
Kyowa Exeo Corp.	3,900	66,497
Kyudenko Corp.	2,100	79,062
Lehto Group OYJ	1,385	21,489
Maeda Corp.	8,000	96,656
Maeda Road Construction Co. Ltd.	3,000	61,767
Maire Tecnimont SpA(a)	80,500	449,681
Mirait Holdings Corp.	13,700	160,440
Monadelphous Group Ltd.	5,516	67,068
NCC AB, Class A	1,880	48,900
NCC AB, Class B	2,271	59,014
Nippo Corp.	2,000	40,599
Nippon Densetsu Kogyo Co. Ltd.	1,700	33,740
Nishimatsu Construction Co. Ltd.	13,000	74,709
Obayashi Corp.	35,400	425,460
Obrascon Huarte Lain SA*(a)	83,911	352,195
OCI NV*	1,386	29,602
Okumura Corp.	15,000	109,009
Peab AB	7,294	85,482
Penta-Ocean Construction Co. Ltd.	9,000	53,514
Porr Ag(a)	7,490	265,937
Raito Kogyo Co. Ltd.	42,000	453,088
Sacyr SA*(a)	250,909	667,965
Salini Impregilo SpA(a)	102,725	359,947
Sanki Engineering Co. Ltd.	36,600	413,383
Shikun & Binui Ltd.	43,724	100,629
Shimizu Corp.	37,000	390,443
Shinnihon Corp.	1,900	15,459
SHO-BOND Holdings Co. Ltd.	600	31,658
Skanska AB, Class B	14,492	328,930
SNC-Lavalin Group, Inc.	4,060	178,269
Sumitomo Mitsui Construction Co. Ltd.	561,200	609,476
Sweco AB, Class B	2,085	50,855
Taikisha Ltd.	25,500	684,262
Taisei Corp.	53,000	506,521
Takamatsu Construction Group Co. Ltd.	2,600	68,050
Toda Corp.	9,000	61,822
Toenec Corp.	1,000	6,064
Tokyu Construction Co. Ltd.	63,700	508,470
Toshiba Plant Systems & Services Corp.	3,800	61,766
Totetsu Kogyo Co. Ltd.	1,800	56,120
United Engineers Ltd.	78,800	152,119
Veidekke ASA(a)	3,948	51,964
Vinci SA	14,000	1,250,164
Vision Fame International Holding Ltd.*	110,000	9,155
WSP Global, Inc.	1,210	48,969
Yat Sing Holdings Ltd.*	15,000	7,010
YIT OYJ	17,174	145,280
Yokogawa Bridge Holdings Corp.	28,000	425,214

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction & Engineering - (continued)
Yurtec Corp.	25,000	169,465

		22,169,087

Construction Materials - 0.6%
Adelaide Brighton Ltd.	26,716	119,868
Boral Ltd.	29,315	161,953
Breedon Group plc*(a)	66,896	80,145
Buzzi Unicem SpA	811	20,462
Buzzi Unicem SpA (Retirement Savings Plan)	1,925	27,394
Cementir Holding SpA	22,068	156,629
CRH plc	22,508	788,014
CSR Ltd.(a)	51,800	162,110
Fletcher Building Ltd.	44,870	268,794
HeidelbergCement AG	3,603	356,062
Ibstock plc(b)	174,402	586,303
Imerys SA	2,745	236,934
James Hardie Industries plc, CHDI(a)	12,339	188,742
LafargeHolcim Ltd. (Registered)*	11,480	688,312
Mitani Sekisan Co. Ltd.	9,400	220,761
RHI AG(a)	20,580	774,501
Sumitomo Osaka Cement Co. Ltd.	17,000	79,542
Taiheiyo Cement Corp.	51,000	191,547
Vicat SA	770	56,013
Wienerberger AG	2,468	56,566

		5,220,652

Consumer Finance - 0.4%
Acom Co. Ltd.*(a)	14,400	61,252
AEON Financial Service Co. Ltd.	4,800	104,302
Aiful Corp.*(a)	18,300	63,266
Allied Properties HK Ltd.	918,000	200,992
B2Holding ASA	12,936	28,651
Cembra Money Bank AG	1,320	118,682
Credit Saison Co. Ltd.	12,400	238,360
Eclipx Group Ltd.	178,793	529,563
FlexiGroup Ltd.	251,310	387,222
Hitachi Capital Corp.	8,600	204,152
Hoist Finance AB(b)	3,245	35,904
Hong Leong Finance Ltd.	189,000	366,247
J Trust Co. Ltd.	50,100	399,004
Jaccs Co. Ltd.	102,000	477,252
Orient Corp.	19,200	32,320
Provident Financial plc	3,980	108,194
Sun Hung Kai & Co. Ltd.	228,996	151,293

		3,506,656

Containers & Packaging - 0.3%
Amcor Ltd.	33,741	413,215
BillerudKorsnas AB	4,345	68,594
Cascades, Inc.	51,730	635,792
CCL Industries, Inc., Class B	3,684	176,077
DS Smith plc	44,380	282,478
FP Corp.	600	32,744
Fuji Seal International, Inc.	2,000	56,021
Huhtamaki OYJ	2,035	78,552
Intertape Polymer Group, Inc.	3,675	70,617
Mayr Melnhof Karton AG	275	36,151
Orora Ltd.	44,370	97,767
Pack Corp. (The)	15,200	491,099
Pact Group Holdings Ltd.	11,241	51,422
Rengo Co. Ltd.	16,800	95,179
RPC Group plc	10,093	119,223
Smurfit Kappa Group plc	9,128	270,339
Toyo Seikan Group Holdings Ltd.	5,600	91,682

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Containers & Packaging - (continued)
Vidrala SA	1,180	91,681
Winpak Ltd.	930	39,809

		3,198,442

Distributors - 0.1%
Canon Marketing Japan, Inc.	3,700	81,571
China Trustful Group Ltd.*	84,000	33,771
D’ieteren SA/NV	935	44,150
Doshisha Co. Ltd.	1,800	36,197
Inchcape plc	25,970	274,928
Jardine Cycle & Carriage Ltd.	2,222	66,077
PALTAC Corp.	800	28,961
Uni-Select, Inc.	2,815	65,504

		631,159

Diversified Consumer Services - 0.4%
AA plc	504,372	1,624,445
AcadeMedia AB*(b)	2,208	15,764
Benesse Holdings, Inc.	1,600	61,179
Cross-Harbour Holdings Ltd. (The)	232,000	352,301
Dignity plc	606	20,348
Enercare, Inc.	6,265	104,905
G8 Education Ltd.	350,921	1,061,798
IDP Education Ltd.	6,853	28,614
InvoCare Ltd.	5,225	57,982

		3,327,336

Diversified Financial Services - 1.0%
Ackermans & van Haaren NV	784	141,239
AMP Ltd.	160,160	689,186
Banca IFIS SpA	1,617	75,686
Banca Mediolanum SpA	14,294	124,541
Banque Nationale de Belgique	168	577,370
Cerved Information Solutions SpA	10,431	119,292
Challenger Ltd.	12,100	124,131
Corp. Financiera Alba SA	385	24,035
Element Fleet Management Corp.	6,732	50,818
Eurazeo SA	3,182	258,671
EXOR NV	5,096	304,014
FFP	330	34,876
First Pacific Co. Ltd.	218,000	163,288
Fuyo General Lease Co. Ltd.	700	40,988
Goldin Financial Holdings Ltd.*	60,000	29,807
GRENKE AG	495	42,626
Groupe Bruxelles Lambert SA	1,890	193,128
HAL Trust	2,211	466,012
IBJ Leasing Co. Ltd.	30,238	718,356
Industrivarden AB, Class A	8,832	228,414
Industrivarden AB, Class C	275	6,663
Investment AB Latour, Class B	3,740	47,576
Investment AB Oresund	1,675	29,766
Investor AB, Class A	3,004	138,594
Investor AB, Class B	16,470	779,821
Japan Securities Finance Co. Ltd.	84,000	421,159
KBC Ancora	1,377	72,854
Kinnevik AB, Class A	1,836	62,327
Kinnevik AB, Class B	6,160	188,858
L E Lundbergforetagen AB, Class B	678	53,266
Mitsubishi UFJ Lease & Finance Co. Ltd.	22,000	117,073
Onex Corp.	2,170	173,367
ORIX Corp.	64,700	1,025,585
Pargesa Holding SA	1,265	101,216
Ricoh Leasing Co. Ltd.	17,000	593,104
Sofina SA	330	48,945

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Financial Services - (continued)
SRH NV*(c)	2,857	—
Tokyo Century Corp.	7,600	323,273
Wendel SA	1,470	220,454
Zenkoku Hosho Co. Ltd.	1,600	68,637

		8,879,016

Diversified Telecommunication Services - 1.9%
B Communications Ltd.*	9,568	139,492
BCE, Inc.	6,129	286,809
Bezeq The Israeli Telecommunication Corp. Ltd.	120,593	179,031
BT Group plc	433,360	1,791,089
Cellnex Telecom SA(b)	3,223	72,198
Chorus Ltd.	17,070	57,080
Com Hem Holding AB	5,606	81,778
Deutsche Telekom AG (Registered)	83,650	1,523,238
Ei Towers SpA	1,054	64,246
Elisa OYJ	4,340	177,913
Euskaltel SA(b)	10,413	105,999
HKT Trust & HKT Ltd.	87,400	114,591
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,048,000	402,553
Iliad SA	782	193,293
Infrastrutture Wireless Italiane SpA(b)	5,179	33,278
Inmarsat plc	3,946	40,343
Koninklijke KPN NV(a)	94,430	341,124
Nippon Telegraph & Telephone Corp.	38,000	1,853,659
Orange SA	110,008	1,844,326
PCCW Ltd.	35,035	19,738
Proximus SADP	3,250	113,784
SFR Group SA*	3,916	145,434
Singapore Telecommunications Ltd.	183,000	535,301
Spark New Zealand Ltd.	49,352	138,756
SpeedCast International Ltd.(a)	165,480	455,783
Sunrise Communications Group AG*(b)	770	60,812
Swisscom AG (Registered)(a)	493	241,531
TalkTalk Telecom Group plc(a)	50,643	120,177
TDC A/S	22,168	136,185
Telecom Italia SpA*	532,771	546,793
Telecom Italia SpA (Retirement Savings Plan)*	397,612	325,102
Telefonica Deutschland Holding AG	14,053	72,355
Telefonica SA	215,532	2,429,313
Telekom Austria AG*	1,405	12,644
Telenor ASA	36,050	717,679
Telia Co. AB	108,570	509,359
Telstra Corp. Ltd.	86,450	282,971
TELUS Corp.	5,040	181,481
Vivendi SA	20,370	469,998
Vocus Group Ltd.(a)	20,911	58,263

		16,875,499

Electric Utilities - 1.2%
Acciona SA	1,557	132,630
Alpiq Holding AG (Registered)*	231	19,632
AusNet Services	33,122	43,234
BKW AG(a)	1,400	79,950
Chubu Electric Power Co., Inc.	27,400	359,316
Chugoku Electric Power Co., Inc. (The)	6,806	74,469
CK Infrastructure Holdings Ltd.	18,000	167,897
CLP Holdings Ltd.	51,500	548,949

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electric Utilities - (continued)
Direct Energie	576	32,852
DONG Energy A/S(b)	5,284	253,743
EDP - Energias de Portugal SA	90,161	318,899
Electricite de France SA	10,765	108,795
Elia System Operator SA/NV	2,755	160,913
Emera, Inc.(a)	5,434	201,621
Endesa SA	9,680	228,369
Enel SpA(a)	345,730	1,966,338
EVN AG	2,240	34,161
Fortis, Inc.	10,850	394,419
Fortum OYJ(a)	12,040	196,177
Genesis Energy Ltd.	13,435	24,981
HK Electric Investments & HK Electric Investments Ltd.(a)(b)	61,500	58,349
Hydro One Ltd.(b)	13,002	232,478
Iberdrola SA	179,343	1,409,072
Infratil Ltd.	37,798	87,568
Kansai Electric Power Co., Inc. (The)	35,900	481,179
Kyushu Electric Power Co., Inc.	21,100	249,392
Mercury NZ Ltd.	17,270	45,060
Okinawa Electric Power Co., Inc. (The)	35,872	844,410
Power Assets Holdings Ltd.	31,000	307,216
Red Electrica Corp. SA	15,610	333,484
Romande Energie Holding SA (Registered)	56	75,742
Shikoku Electric Power Co., Inc.(a)	10,500	125,911
Spark Infrastructure Group	37,950	75,743
SSE plc	42,633	775,070
Terna Rete Elettrica Nazionale SpA	39,683	225,791
Tohoku Electric Power Co., Inc.	25,600	347,990
Tokyo Electric Power Co. Holdings, Inc.*	33,115	140,258
Trustpower Ltd.	25,928	112,749
Verbund AG(a)	3,625	71,481

		11,346,288

Electrical Equipment - 1.0%
ABB Ltd. (Registered)	53,900	1,268,104
Areva SA*	2,979	15,700
Daihen Corp.	91,000	811,213
Fagerhult AB(a)	2,937	38,578
Fuji Electric Co. Ltd.	24,000	132,060
Fujikura Ltd.	12,500	105,208
Furukawa Electric Co. Ltd.	2,900	130,703
Futaba Corp.	3,400	62,249
Huber + Suhner AG (Registered)	715	51,095
Johnson Electric Holdings Ltd.	10,500	37,374
Legrand SA	7,070	486,795
Mabuchi Motor Co. Ltd.	2,000	105,344
Melrose Industries plc	74,171	227,248
Mitsubishi Electric Corp.	57,600	891,668
Nexans SA	2,204	125,716
Nidec Corp.	7,355	809,419
Nissin Electric Co. Ltd.	7,200	87,447
Nitto Kogyo Corp.	20,800	336,392
Nordex SE*(a)	5,604	76,246
OSRAM Licht AG	2,568	213,481
Philips Lighting NV(b)	6,917	261,780
Prysmian SpA	8,454	269,615
Sanyo Denki Co. Ltd.	39,000	433,784
Schneider Electric SE*	14,910	1,166,359
Senvion SA*	956	14,444

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electrical Equipment - (continued)
SGL Carbon SE*(a)	4,984	62,610
Siemens Gamesa Renewable Energy SA	9,946	162,410
Somfy SA	275	25,922
TKH Group NV, CVA	2,194	133,708
Ushio, Inc.	5,900	82,817
Vestas Wind Systems A/S	6,090	592,814
Zumtobel Group AG	756	14,930

		9,233,233

Electronic Equipment, Instruments & Components - 1.5%
Ai Holdings Corp.	800	22,010
Alps Electric Co. Ltd.	8,400	228,825
ALSO Holding AG (Registered)*	2,520	330,393
Amano Corp.	2,600	59,132
Anritsu Corp.	6,200	49,995
Azbil Corp.	300	11,824
Barco NV	440	43,892
Canon Electronics, Inc.	12,700	246,770
Celestica, Inc.*	100,258	1,188,136
Citizen Watch Co. Ltd.	1,900	14,117
Comet Holding AG (Registered)*	120	17,163
CONEXIO Corp.	16,100	264,606
Datalogic SpA	535	16,400
Dexerials Corp.	5,600	67,608
Electrocomponents plc	23,443	191,618
Enplas Corp.	4,600	188,796
Evertz Technologies Ltd.	2,092	29,693
Fingerprint Cards AB, Class B*(a)	247,202	1,155,171
Halma plc	15,552	225,328
Hamamatsu Photonics KK	3,400	108,005
Hexagon AB, Class B	7,070	348,734
Hirose Electric Co. Ltd.	745	101,405
Hitachi High-Technologies Corp.	1,700	62,618
Hitachi Ltd.	215,000	1,478,022
Horiba Ltd.	300	18,354
Hosiden Corp.	2,700	31,180
Inficon Holding AG (Registered)*	110	60,481
Ingenico Group SA	1,766	184,517
Iriso Electronics Co. Ltd.(a)	600	51,586
Japan Aviation Electronics Industry Ltd.	2,044	32,225
Japan Display, Inc.*(a)	5,600	10,035
Jenoptik AG	2,585	71,012
Kaga Electronics Co. Ltd.	14,000	308,267
Keyence Corp.	2,400	1,108,177
Kyocera Corp.	10,700	649,970
Lagercrantz Group AB, Class B	3,520	39,708
LEM Holding SA (Registered)	27	32,741
Macnica Fuji Electronics Holdings, Inc.	28,000	445,233
Murata Manufacturing Co. Ltd.	5,800	901,796
Nichicon Corp.	5,100	55,987
Nippon Ceramic Co. Ltd.	900	23,597
Nippon Electric Glass Co. Ltd.	2,600	92,004
Nippon Signal Co. Ltd.	39,500	400,380
Nissha Printing Co. Ltd.(a)	1,800	49,197
Nohmi Bosai Ltd.	23,000	353,030
Oki Electric Industry Co. Ltd.	9,600	131,365
Omron Corp.	7,300	364,026
Optex Group Co. Ltd.	500	16,765
Renishaw plc	1,617	88,895
Ryosan Co. Ltd.	1,400	54,672

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
Shimadzu Corp.	7,000	137,599
Siix Corp.	1,014	43,177
Spectris plc	4,720	153,076
Taiyo Yuden Co. Ltd.	2,500	42,038
TDK Corp.	4,300	309,381
Topcon Corp.	2,200	37,631
Truly International Holdings Ltd.(a)	1,280,000	429,390
V Technology Co. Ltd.	200	34,282
Venture Corp. Ltd.	17,300	167,876
Yaskawa Electric Corp.	5,500	147,387
Yokogawa Electric Corp.	8,000	134,594

		13,661,892

Energy Equipment & Services - 0.6%
Aker Solutions ASA*	7,535	37,544
Amec Foster Wheeler plc	25,185	147,353
Bourbon Corp.(a)	12,745	118,258
BW Offshore Ltd.*	78,960	241,835
CES Energy Solutions Corp.	31,144	158,640
Enerflex Ltd.	3,685	50,801
Ensign Energy Services, Inc.	112,910	602,223
Fugro NV, CVA*(a)	9,157	146,503
Hunting plc*	21,556	132,913
John Wood Group plc	476	3,831
Modec, Inc.	14,000	333,101
Ocean Yield ASA(a)	7,224	61,256
Odfjell Drilling Ltd.*	40,528	109,252
Petroleum Geo-Services ASA*(a)	264,390	575,197
Precision Drilling Corp.*	9,860	28,542
Saipem SpA*	29,419	120,010
SBM Offshore NV	9,020	155,371
Schoeller-Bleckmann Oilfield Equipment AG*(a)	202	15,242
Secure Energy Services, Inc.	16,232	122,271
Songa Offshore*	55,860	247,437
Subsea 7 SA(a)	11,098	163,491
TechnipFMC plc*(a)	14,770	421,536
Tecnicas Reunidas SA(a)	26,810	947,163
Tenaris SA(a)	12,950	204,439
Vallourec SA*(a)	23,467	138,117
WorleyParsons Ltd.*	14,224	133,771

		5,416,097

Equity Real Estate Investment Trusts (REITs) - 2.6%
Abacus Property Group	205,479	510,177
Activia Properties, Inc.	15	67,266
Advance Residence Investment Corp.	41	99,963
Aedifica SA	1,145	104,433
ALE Property Group	9,405	35,740
Allied Properties REIT	622	18,975
alstria office REIT-AG	6,756	98,730
Altarea SCA	118	26,572
Argosy Property Ltd.	94,153	73,415
Artis REIT	49,178	513,979
Ascendas REIT	105,000	208,886
Ascott Residence Trust(a)	70,564	61,871
Assura plc	171,403	144,846
Aventus Retail Property Fund Ltd.	242,107	434,894
Axiare Patrimonio SOCIMI SA	3,200	59,516
Befimmo SA	1,398	86,417
Beni Stabili SpA SIIQ	174,762	139,080
Big Yellow Group plc	17,119	174,908
Boardwalk REIT	3,027	115,726
British Land Co. plc (The)	16,524	132,994

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
BWP Trust	44,067	102,025
Canadian Apartment Properties REIT	5,068	131,345
Canadian REIT	3,296	118,894
CapitaLand Mall Trust	12,400	18,364
CapitaLand Retail China Trust	95,662	117,005
CDL Hospitality Trusts	44,400	52,343
Champion REIT	51,000	39,702
Charter Hall Group	13,598	56,342
Choice Properties REIT	3,465	37,212
Cofinimmo SA	456	57,687
Cominar REIT	12,616	132,561
Crombie REIT	1,400	15,136
Cromwell Property Group(a)	891,831	655,034
CT REIT	2,800	32,533
Daiwa House REIT Investment Corp.	42	103,845
Daiwa Office Investment Corp.	9	44,228
Derwent London plc	516	19,374
Dexus	38,926	291,498
Dream Global REIT	43,303	355,621
Dream Office REIT	8,639	137,541
Eurocommercial Properties NV, CVA	742	29,906
Far East Hospitality Trust	53,300	26,312
First REIT	26,300	26,161
Folkestone Education Trust	7,996	16,214
Fonciere Des Regions	1,711	164,670
Frasers Centrepoint Trust	25,000	38,683
Frasers Commercial Trust	23,000	23,725
Frasers Hospitality Trust	39,200	21,373
Frasers Logistics & Industrial Trust	113,800	91,815
Frontier Real Estate Investment Corp.	11	46,939
Gecina SA	1,680	252,740
Global One Real Estate Investment Corp.	12	42,083
GLP J-Reit	63	68,419
Goodman Group	43,123	274,041
Goodman Property Trust	19,085	17,958
GPT Group (The)	50,610	193,538
Granite REIT	3,482	139,748
Green REIT plc	20,576	35,758
H&R REIT	3,660	61,754
Hamborner REIT AG	6,058	64,739
Hammerson plc	9,792	74,164
Hankyu Reit, Inc.	40	50,934
Hansteen Holdings plc(a)	68,709	115,040
Heiwa Real Estate REIT, Inc.	73	60,120
Hibernia REIT plc	571,985	946,142
Hispania Activos Inmobiliarios SOCIMI SA	5,003	89,894
Hoshino Resorts REIT, Inc.	11	56,546
Hulic Reit, Inc.	26	40,872
ICADE	2,247	192,253
Ichigo Office REIT Investment	1,216	829,779
Industrial & Infrastructure Fund Investment Corp.	10	45,160
Intu Properties plc(a)	49,931	168,055
Invesco Office J-Reit, Inc.	630	611,783
Investa Office Fund	15,730	57,014
Invincible Investment Corp.	45	20,119
Japan Hotel REIT Investment Corp.	77	55,540
Japan Logistics Fund, Inc.(a)	25	50,681
Japan Prime Realty Investment Corp.	18	67,523
Japan Real Estate Investment Corp.	30	157,202

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Japan Rental Housing Investments, Inc.	34	25,263
Japan Retail Fund Investment Corp.	52	99,110
Kenedix Office Investment Corp.	9	50,744
Kenedix Retail REIT Corp.	35	76,623
Keppel DC REIT	139,440	131,508
Keppel REIT	47,833	40,883
Killam Apartment REIT	36,330	356,168
Kiwi Property Group Ltd.	4,340	4,458
Klepierre	6,580	266,675
Land Securities Group plc	15,050	202,578
Link REIT	54,801	445,557
Lippo Malls Indonesia Retail Trust	383,400	129,947
LondonMetric Property plc	37,664	83,568
Mapletree Commercial Trust	32,090	37,949
Mapletree Greater China Commercial Trust	49,500	40,484
Mapletree Industrial Trust	32,742	44,751
Mapletree Logistics Trust	65,567	57,973
MCUBS MidCity Investment Corp.	20	60,636
Merlin Properties Socimi SA	7,348	98,588
Mirvac Group(a)	176,400	305,599
Morguard REIT	12,852	145,935
Mori Hills REIT Investment Corp.	36	45,255
Mori Trust Sogo Reit, Inc.	28	46,322
National Storage REIT(a)	49,903	59,561
NewRiver REIT plc(a)	236,250	1,099,454
Nippon Accommodations Fund, Inc.	8	33,160
Nippon Building Fund, Inc.	33	177,700
Nippon Prologis REIT, Inc.	41	86,271
NIPPON REIT Investment Corp.	33	92,583
Nomura Real Estate Master Fund, Inc.	87	123,065
Northview Apartment REIT	17,080	285,315
NorthWest Healthcare Properties REIT	37,870	321,602
Orix JREIT, Inc.	58	87,870
OUE Hospitality Trust	60,500	33,656
Parkway Life REIT	12,500	24,960
Precinct Properties New Zealand Ltd.	22,735	21,477
Primary Health Properties plc	43,736	66,741
Property for Industry Ltd.	51,499	63,709
Prosperity REIT	81,000	35,573
Pure Industrial Real Estate Trust	101,859	518,845
Redefine International plc(a)	1,148,650	581,954
Regal REIT	663,000	207,979
Reit 1 Ltd.	125,720	472,170
Retail Estates NV	555	49,946
RioCan REIT	75	1,445
Safestore Holdings plc	12,195	67,910
Scentre Group	171,360	565,006
Secure Income REIT plc	4,460	20,403
Segro plc	40,564	281,827
Sekisui House Reit, Inc.	55	67,894
Sekisui House Residential Investment Corp.	55	57,043
Shaftesbury plc	14,526	188,248
Shopping Centres Australasia Property Group	33,990	58,885
Smart REIT	2,280	57,176
SPH REIT	44,800	33,009
Stockland	64,617	216,665
Stride Property Group	23,842	29,495

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Sunlight REIT	55,000	36,197
Suntec REIT	3,000	4,200
Terreis	968	47,466
Tokyu REIT, Inc.	40	48,581
Tritax Big Box REIT plc	101,394	200,242
Unibail-Rodamco SE	2,380	593,052
UNITE Group plc (The)	5,409	47,849
United Urban Investment Corp.	84	124,979
Vastned Retail NV	1,717	78,140
Vicinity Centres	46,350	101,760
Vital Healthcare Property Trust	43,976	74,514
Viva Energy REIT	28,511	49,165
Warehouses De Pauw, CVA	900	99,521
Wereldhave NV	33,200	1,601,723
Westfield Corp.	38,453	235,768
Workspace Group plc	8,939	107,830

		23,288,233

Food & Staples Retailing - 1.6%
Aeon Co. Ltd.	29,413	442,546
Ain Holdings, Inc.	600	43,169
Alimentation Couche-Tard, Inc., Class B	11,830	559,266
Arcs Co. Ltd.	2,918	63,063
Axfood AB	3,184	53,532
Axial Retailing, Inc.	1,100	43,056
Belc Co. Ltd.	800	36,273
Booker Group plc	61,947	157,211
Carrefour SA	30,895	739,614
Casino Guichard Perrachon SA(a)	1,292	78,509
Cawachi Ltd.	10,000	246,437
cocokara fine, Inc.	17,500	913,842
Colruyt SA	546	30,500
Cosmos Pharmaceutical Corp.	300	63,750
Create SD Holdings Co. Ltd.	2,000	50,518
Daikokutenbussan Co. Ltd.	400	19,802
Distribuidora Internacional de Alimentacion SA	35,810	240,781
FamilyMart UNY Holdings Co. Ltd.	2,137	119,523
George Weston Ltd.	2,263	197,048
Heiwado Co. Ltd.	1,200	27,248
ICA Gruppen AB(a)	1,931	77,249
Inageya Co. Ltd.	2,398	37,675
Itochu-Shokuhin Co. Ltd.	400	16,580
J Sainsbury plc	54,504	175,902
Jean Coutu Group PJC, Inc. (The), Class A	4,943	82,136
Jeronimo Martins SGPS SA	6,186	121,251
Kato Sangyo Co. Ltd.	22,500	604,779
Kesko OYJ, Class A	562	28,412
Kesko OYJ, Class B	2,090	105,291
Kobe Bussan Co. Ltd.	400	19,802
Koninklijke Ahold Delhaize NV	65,381	1,333,171
Kusuri no Aoki Holdings Co. Ltd.	600	32,961
Lawson, Inc.	400	27,187
Life Corp.	700	18,511
Loblaw Cos. Ltd.	6,230	338,265
Madison Wine Holdings Ltd.*	44,000	10,253
MARR SpA	1,155	29,441
Matsumotokiyoshi Holdings Co. Ltd.	1,800	110,774
Metcash Ltd.(a)	788,979	1,650,289
Metro, Inc.	6,510	219,837
Ministop Co. Ltd.	1,000	21,974

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food & Staples Retailing - (continued)
Mitsubishi Shokuhin Co. Ltd.	500	14,435
Nihon Chouzai Co. Ltd.	2,800	93,253
North West Co., Inc. (The)	5,684	138,810
Okuwa Co. Ltd.	2,000	21,268
Olam International Ltd.	27,500	39,511
Qol Co. Ltd.	1,500	24,178
Rallye SA(a)	13,116	277,575
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	375	17,802
Seven & i Holdings Co. Ltd.	21,300	856,858
Sheng Siong Group Ltd.	51,500	35,859
Shufersal Ltd.	3,578	19,448
Sligro Food Group NV	1,155	52,087
Sogo Medical Co. Ltd.	1,000	45,703
Sonae SGPS SA	76,391	87,543
Sugi Holdings Co. Ltd.	800	40,762
Sundrug Co. Ltd.	1,600	59,514
Tesco plc*	184,590	423,923
Tsuruha Holdings, Inc.	900	94,321
United Super Markets Holdings, Inc.	2,000	20,254
Valor Holdings Co. Ltd.	2,300	51,914
Welcia Holdings Co. Ltd.	1,800	68,338
Wesfarmers Ltd.	31,010	1,008,346
Wm Morrison Supermarkets plc(a)	111,720	354,076
Woolworths Ltd.	30,620	652,694
Yaoko Co. Ltd.	1,800	77,542
Yokohama Reito Co. Ltd.(a)	44,800	444,777

		14,208,219

Food Products - 2.6%
a2 Milk Co. Ltd.*	42,985	142,125
AAK AB	834	61,552
Ajinomoto Co., Inc.	17,600	353,449
Ariake Japan Co. Ltd.	800	57,270
Aryzta AG*	2,962	95,413
Associated British Foods plc(a)	7,350	287,208
Austevoll Seafood ASA	4,125	36,544
Australian Agricultural Co. Ltd.*	36,278	47,933
Bakkafrost P/F	2,188	85,538
Barry Callebaut AG (Registered)*	38	54,311
Bega Cheese Ltd.(a)	7,095	38,914
Bell AG (Registered)	168	77,484
Bonduelle SCA	11,620	444,290
Bourbon Corp.	14,000	331,961
Bumitama Agri Ltd.	282,300	153,921
Calbee, Inc.	3,200	132,495
Chocoladefabriken Lindt & Spruengli AG	43	245,339
Chocoladefabriken Lindt & Spruengli AG (Registered)	5	341,556
Cloetta AB, Class B	9,240	33,012
Costa Group Holdings Ltd.	13,860	52,891
CP Pokphand Co. Ltd.	317,384	29,665
Cranswick plc	2,239	85,661
Dairy Crest Group plc(a)	8,688	67,978
Danone SA	17,153	1,275,893
DyDo Group Holdings, Inc.	500	24,752
Ebro Foods SA	1,485	35,401
Emmi AG (Registered)*	41	28,959
Ezaki Glico Co. Ltd.	1,300	68,238
First Resources Ltd.	12,400	17,085
ForFarmers NV	28,438	345,007
Freedom Foods Group Ltd.	787	2,739

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - (continued)
Fuji Oil Holdings, Inc.	3,400	80,250
Fujicco Co. Ltd.	2,000	48,382
Fujiya Co. Ltd.	400	8,967
Glanbia plc	6,829	140,899
Golden Agri-Resources Ltd.(a)	439,800	128,000
GrainCorp Ltd., Class A	12,362	86,158
Greencore Group plc	69,491	205,031
Grieg Seafood ASA	48,015	393,167
Hokuto Corp.	700	12,461
House Foods Group, Inc.	2,400	61,860
Inghams Group Ltd.	5,846	15,868
Itoham Yonekyu Holdings, Inc.	6,500	60,297
Japfa Ltd.(a)	164,400	70,256
Kagome Co. Ltd.	900	27,286
Kameda Seika Co. Ltd.	900	44,880
Kerry Group plc, Class A	4,685	421,728
Kewpie Corp.	2,600	65,274
Kikkoman Corp.	4,000	122,358
Kotobuki Spirits Co. Ltd.	1,000	36,834
KWS Saat SE	60	24,310
LDC SA	2,520	322,808
Leroy Seafood Group ASA	9,350	53,996
Lotus Bakeries	13	36,139
Maple Leaf Foods, Inc.	1,870	51,530
Marine Harvest ASA*	21,944	406,864
Marudai Food Co. Ltd.	86,000	407,059
Maruha Nichiro Corp.	4,400	119,861
Megmilk Snow Brand Co. Ltd.	1,014	27,990
MEIJI Holdings Co. Ltd.	4,600	365,935
Mitsui Sugar Co. Ltd.	3,800	115,209
Morinaga & Co. Ltd.	1,100	62,917
Morinaga Milk Industry Co. Ltd.	6,000	43,767
Nagatanien Holdings Co. Ltd.	1,000	12,426
Naturex*(a)	590	59,676
Nestle SA (Registered)	84,314	7,139,404
Neto ME Holdings Ltd.	1,292	127,607
NH Foods Ltd.	5,000	147,744
Nichirei Corp.	3,500	98,195
Nippon Flour Mills Co. Ltd.	65,500	1,053,975
Nippon Suisan Kaisha Ltd.	12,100	70,523
Nisshin Oillio Group Ltd. (The)	7,000	41,368
Nisshin Seifun Group, Inc.	7,090	116,268
Nissin Foods Holdings Co. Ltd.	1,500	94,077
Norway Royal Salmon ASA	17,767	303,560
Origin Enterprises plc	18,224	141,379
Orkla ASA	19,040	195,186
Premium Brands Holdings Corp.	1,100	79,192
Prima Meat Packers Ltd.	33,000	210,254
Raisio OYJ, Class V	4,125	17,216
Riken Vitamin Co. Ltd.	800	31,205
Rokko Butter Co. Ltd.	15,000	338,432
S Foods, Inc.	4,500	167,383
Sakata Seed Corp.	2,800	85,271
Salmar ASA	3,732	96,590
Saputo, Inc.	4,230	142,945
Savencia SA	3,572	353,588
Schouw & Co. AB	1,156	126,456
Showa Sangyo Co. Ltd.	105,000	569,211
Strauss Group Ltd.*	952	18,238
Suedzucker AG	3,833	81,480
SunOpta, Inc.*	4,692	44,648
Synlait Milk Ltd.*	71,806	239,034

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - (continued)
Tassal Group Ltd.	140,700	425,723
Tate & Lyle plc	3,248	28,775
Toyo Suisan Kaisha Ltd.	2,800	101,615
Vilmorin & Cie SA	4,284	376,085
Viscofan SA	825	49,013
Vitasoy International Holdings Ltd.	16,000	34,212
Wessanen	3,410	59,904
WH Group Ltd.(b)	359,500	337,399
Wilmar International Ltd.	182,300	448,631
Yakult Honsha Co. Ltd.	3,700	251,812
Yamazaki Baking Co. Ltd.	9,800	196,364

		23,634,989

Gas Utilities - 0.3%
APA Group	31,640	217,740
Gas Natural SDG SA	13,300	310,321
Hong Kong & China Gas Co. Ltd.	206,470	390,726
Italgas SpA	22,372	122,651
Osaka Gas Co. Ltd.	35,000	139,848
Rubis SCA	3,794	240,475
Saibu Gas Co. Ltd.	33,000	82,728
Shizuoka Gas Co. Ltd.	58,200	439,285
Superior Plus Corp.	18,071	157,943
Toho Gas Co. Ltd.	8,000	54,084
Tokyo Gas Co. Ltd.	88,000	465,983
Valener, Inc.	83	1,431

		2,623,215

Health Care Equipment & Supplies - 0.6%
Ambu A/S, Class B	1,775	115,235
Ansell Ltd.	3,438	60,302
Asahi Intecc Co. Ltd.	2,800	125,689
BioMerieux	275	60,387
Carl Zeiss Meditec AG	715	38,187
Cochlear Ltd.	1,232	140,503
Coloplast A/S, Class B	2,870	245,702
ConvaTec Group plc*(b)	29,512	120,884
DiaSorin SpA	869	75,407
Draegerwerk AG & Co. KGaA	536	43,446
Draegerwerk AG & Co. KGaA (Preference)	952	102,027
Eiken Chemical Co. Ltd.	800	26,463
Elekta AB, Class B	14,092	135,449
Essilor International SA	5,530	698,278
Fisher & Paykel Healthcare Corp. Ltd.	12,815	105,400
Fukuda Denshi Co. Ltd.	8,163	605,788
Getinge AB, Class B	1,152	19,967
GN Store Nord A/S	2,532	76,751
Guerbet	343	30,730
Hogy Medical Co. Ltd.	600	43,712
Hoya Corp.	9,400	529,657
Ion Beam Applications	1,241	43,806
LivaNova plc*(a)	1,200	73,128
Mani, Inc.	1,300	30,860
Mazor Robotics Ltd.*	2,094	42,287
Menicon Co. Ltd.	800	26,137
Nagaileben Co. Ltd.	1,500	37,318
Nakanishi, Inc.	1,700	71,157
Nihon Kohden Corp.	2,300	54,932
Nipro Corp.	5,200	70,497
Olympus Corp.	8,100	293,959
Paramount Bed Holdings Co. Ltd.	800	36,418
Sartorius AG (Preference)	1,400	131,965

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Equipment & Supplies - (continued)
Sartorius Stedim Biotech	770	54,670
Smith & Nephew plc(a)	25,340	440,972
Sonova Holding AG (Registered)	1,540	250,429
Straumann Holding AG (Registered)	219	124,044
Sysmex Corp.	4,200	240,228
Terumo Corp.	8,500	321,168
William Demant Holding A/S*	2,796	74,071
Ypsomed Holding AG (Registered)*	165	25,823

		5,843,833

Health Care Providers & Services - 0.7%
Alfresa Holdings Corp.	11,800	217,002
Amplifon SpA	3,837	54,919
As One Corp.	700	34,907
Attendo AB(b)	3,465	43,478
BML, Inc.	1,200	24,642
Capio AB(b)	47,214	267,908
Chartwell Retirement Residences	2,222	27,203
CVS Group plc	4,284	72,857
EBOS Group Ltd.	1,980	26,855
Extendicare, Inc.	4,950	37,564
Fagron*	8,568	116,624
Fresenius Medical Care AG & Co. KGaA	5,880	553,146
Fresenius SE & Co. KGaA	10,780	907,848
Japan Lifeline Co. Ltd.	1,500	68,962
Korian SA(a)	3,389	111,638
Lifco AB, Class B	896	29,807
Mediclinic International plc(a)	13,700	133,654
Medipal Holdings Corp.	7,100	129,862
Metlifecare Ltd.	10,298	43,160
NichiiGakkan Co. Ltd.	9,200	96,084
NMC Health plc	1,466	43,737
Orpea	1,116	127,498
Primary Health Care Ltd.(a)	334,166	904,389
Raffles Medical Group Ltd.(a)	22,043	20,870
Ramsay Health Care Ltd.	3,640	205,105
RHOEN-KLINIKUM AG(a)	2,259	70,899
Ryman Healthcare Ltd.	1,251	8,273
Ship Healthcare Holdings, Inc.	3,300	101,244
Sigma Healthcare Ltd.	896,785	687,310
Sonic Healthcare Ltd.	14,809	263,529
Summerset Group Holdings Ltd.	11,337	41,225
Suzuken Co. Ltd.	3,380	112,723
Toho Holdings Co. Ltd.	4,200	83,016
Town Health International Medical Group Ltd.	398,000	30,066
UDG Healthcare plc	15,667	174,944
Vital KSK Holdings, Inc.	44,400	355,216

		6,228,164

Health Care Technology - 0.1%
AGFA-Gevaert NV*	134,820	626,433
CompuGroup Medical SE	624	37,050
M3, Inc.	4,300	115,774
RaySearch Laboratories AB*	846	20,708

		799,965

Hotels, Restaurants & Leisure - 1.7%
Accor SA	7,624	352,896
Aeon Fantasy Co. Ltd.	500	15,385
Ainsworth Game Technology Ltd.(a)	87,076	167,536
Amaya, Inc.*	6,644	117,467
Arcland Service Holdings Co. Ltd.	1,400	24,302
Ardent Leisure Group	2,137	3,566

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - (continued)
Aristocrat Leisure Ltd.	16,310	263,677
Atom Corp.	5,800	41,363
Autogrill SpA	6,257	73,991
Basic-Fit NV*(b)	3,008	56,175
Cafe de Coral Holdings Ltd.	6,000	19,321
Carnival plc	7,210	486,672
CHIMNEY Co. Ltd.	1,400	35,629
Colowide Co. Ltd.(a)	3,500	60,691
Compass Group plc	43,547	928,323
Corporate Travel Management Ltd.(a)	4,734	84,394
Create Restaurants Holdings, Inc.	2,200	22,439
Crown Resorts Ltd.	1,173	11,912
Dalata Hotel Group plc*	16,255	91,032
Domino’s Pizza Enterprises Ltd.	2,518	107,166
Domino’s Pizza Group plc(a)	37,791	132,725
Doutor Nichires Holdings Co. Ltd.	2,700	59,549
Elior Group(b)	4,004	105,815
Evolution Gaming Group AB(b)	1,265	78,020
Flight Centre Travel Group Ltd.(a)	3,651	126,793
Fuji Kyuko Co. Ltd.(a)	2,000	21,015
Galaxy Entertainment Group Ltd.	57,000	352,868
Genting Singapore plc	144,000	123,607
GL Ltd.	433,200	234,602
Great Canadian Gaming Corp.*	2,860	55,482
Greene King plc	24,000	216,737
GVC Holdings plc	11,752	119,066
Hiday Hidaka Corp.	1,660	44,259
HIS Co. Ltd.(a)	800	24,580
Ichibanya Co. Ltd.	1,000	35,567
InterContinental Hotels Group plc	6,041	341,742
J D Wetherspoon plc	3,795	51,182
Kappa Create Co. Ltd.*	1,700	19,724
Kindred Group plc, SDR	4,675	51,928
Kingston Financial Group Ltd.(a)	250,000	87,066
Kisoji Co. Ltd.	1,700	42,017
KOMEDA Holdings Co. Ltd.	1,200	19,961
Kyoritsu Maintenance Co. Ltd.	1,600	45,613
Ladbrokes Coral Group plc	53,108	88,569
Mandarin Oriental International Ltd.	8,000	16,160
Mantra Group Ltd.(a)	241,314	579,886
Marston’s plc	526,632	805,371
Matsuya Foods Co. Ltd.	400	15,132
McDonald’s Holdings Co. Japan Ltd.	1,100	44,649
Melco International Development Ltd.	21,000	49,743
Melia Hotels International SA	2,585	39,971
Merlin Entertainments plc(b)	30,747	190,232
Miramar Hotel & Investment	16,000	36,670
Mitchells & Butlers plc	135,555	432,118
MOS Food Services, Inc.	2,100	65,379
NagaCorp Ltd.	910,000	553,447
NH Hotel Group SA	12,299	81,638
Ohsho Food Service Corp.	1,504	58,393
Oriental Land Co. Ltd.	7,000	506,430
Paddy Power Betfair plc	2,322	231,714
Pandox AB	2,365	42,481
Parques Reunidos Servicios Centrales SAU(b)	7,480	142,646
Plenus Co. Ltd.	1,000	23,386
Rank Group plc	157,298	485,255
Resorttrust, Inc.	1,800	33,135
Restaurant Brands International, Inc*	3,458	205,398

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - (continued)
Restaurant Brands International, Inc.	6,729	399,688
Restaurant Brands New Zealand Ltd.	6,220	29,939
Restaurant Group plc (The)	162,190	715,025
Retail Food Group Ltd.(a)	130,734	506,202
Rezidor Hotel Group AB	3,130	12,034
Ringer Hut Co. Ltd.	1,700	39,217
Round One Corp.	2,700	28,785
Royal Holdings Co. Ltd.	1,600	38,300
Saizeriya Co. Ltd.	1,300	37,766
Sands China Ltd.	61,200	284,053
Scandic Hotels Group AB(a)(b)	33,740	468,203
Shangri-La Asia Ltd.	32,000	52,035
SkiStar AB	1,110	24,631
SKYCITY Entertainment Group Ltd.	15,031	45,529
Skylark Co. Ltd.	3,700	55,787
Sodexo SA	2,590	304,842
SSP Group plc	25,841	173,574
St Marc Holdings Co. Ltd.	1,400	43,712
Star Entertainment Grp Ltd. (The)(a)	18,462	74,285
Tabcorp Holdings Ltd.(a)	17,988	60,028
Tatts Group Ltd.	31,350	100,113
Thomas Cook Group plc	523,040	757,815
Tokyo Dome Corp.	64,900	623,773
Tokyotokeiba Co. Ltd.	900	29,200
Toridoll Holdings Corp.	1,600	44,744
Tosho Co. Ltd.	400	18,462
TUI AG, DI	23,754	373,320
Whitbread plc	3,236	164,163
William Hill plc	16,320	53,896
Yoshinoya Holdings Co. Ltd.	4,900	82,705
Young & Co’s Brewery plc	718	9,726
Zensho Holdings Co. Ltd.	3,600	64,998

		15,798,208

Household Durables - 1.8%
Alpine Electronics, Inc.	3,600	65,650
Barratt Developments plc	35,280	286,278
Bellway plc	5,950	250,229
Berkeley Group Holdings plc	4,354	200,674
Bonava AB, Class B	4,031	70,414
Bovis Homes Group plc	107,139	1,428,004
Breville Group Ltd.	3,137	25,170
Cairn Homes plc*	33,544	61,893
Casio Computer Co. Ltd.	10,000	163,627
Clarion Co. Ltd.	83,000	313,987
Countryside Properties plc(b)	222,101	1,053,226
Crest Nicholson Holdings plc	204,820	1,452,732
De’ Longhi SpA	1,155	37,829
Dorel Industries, Inc., Class B	22,330	588,181
Ekornes ASA	21,770	314,094
Electra Consumer Products 1970 Ltd.	5,916	116,047
Electrolux AB, Series B	6,580	224,674
Fiskars OYJ Abp	2,172	54,340
Forbo Holding AG (Registered)	16	24,327
Foster Electric Co. Ltd.	16,937	332,164
Fujitsu General Ltd.	2,000	42,101
GUD Holdings Ltd.	4,785	45,650
Haseko Corp.	16,700	208,873
Husqvarna AB, Class A	3,604	36,312
Husqvarna AB, Class B	10,285	104,451
Iida Group Holdings Co. Ltd.	7,300	124,535
JM AB	3,328	116,597
Kaufman & Broad SA	10,160	438,897

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Household Durables - (continued)
Man Wah Holdings Ltd.	29,600	25,582
McCarthy & Stone plc(b)	4,978	11,137
Metall Zug AG (Registered)	10	41,975
Nagawa Co. Ltd.	500	18,055
Nikon Corp.	14,400	253,478
Nobia AB	2,640	27,072
Panasonic Corp.	70,200	966,326
Persimmon plc	11,597	382,834
Pioneer Corp.*	15,600	30,778
Pressance Corp.	19,000	261,885
Redrow plc	22,939	179,030
Rinnai Corp.	900	83,895
Sangetsu Corp.	2,256	40,589
SEB SA	592	104,940
Sekisui Chemical Co. Ltd.	18,100	332,859
Sekisui House Ltd.(a)	31,400	543,202
Sharp Corp.*(a)	46,000	161,528
Sony Corp.	35,000	1,438,074
Starts Corp., Inc.	26,200	683,602
Steinhoff International Holdings NV(a)	71,820	362,412
Sumitomo Forestry Co. Ltd.	8,000	122,359
Sundart Holdings Ltd.	68,000	42,662
Tamron Co. Ltd.	6,800	127,390
Taylor Wimpey plc	152,740	383,399
Techtronic Industries Co. Ltd.	46,000	204,670
Token Corp.	5,810	737,719
TomTom NV*	12,278	130,036
Zojirushi Corp.	44,800	467,076

		16,345,520

Household Products - 0.4%
Earth Chemical Co. Ltd.	600	33,286
Henkel AG & Co. KGaA	2,730	342,466
Henkel AG & Co. KGaA (Preference)	4,863	686,584
Lion Corp.	6,000	128,151
Pigeon Corp.(a)	2,400	88,836
Reckitt Benckiser Group plc	19,040	1,849,721
Svenska Cellulosa AB SCA, Class A	3,160	32,561
Svenska Cellulosa AB SCA, Class B	14,939	123,460
Unicharm Corp.	14,800	378,991

		3,664,056

Independent Power and Renewable Electricity Producers - 0.2%
Algonquin Power & Utilities Corp.	13,354	142,344
Boralex, Inc., Class A	2,035	36,240
Capital Power Corp.	471	9,269
Drax Group plc	26,399	110,813
EDP Renovaveis SA	6,490	51,680
Electric Power Development Co. Ltd.	5,500	139,024
eRex Co. Ltd.(a)	1,800	15,818
ERG SpA	2,090	29,766
GCL New Energy Holdings Ltd.*(a)	5,968,000	275,088
Innergex Renewable Energy, Inc.	12,871	150,576
Meridian Energy Ltd.	28,875	62,349
Northland Power, Inc.	2,420	44,934
Saeta Yield SA	2,970	33,966
TransAlta Corp.	16,015	104,116
TransAlta Renewables, Inc.	4,100	47,933
Uniper SE	10,264	210,441

		1,464,357

Industrial Conglomerates - 1.1%
CIR-Compagnie Industriali Riunite SpA	227,732	338,037

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Industrial Conglomerates - (continued)
CK Hutchison Holdings Ltd.	119,356	1,572,535
Daetwyler Holding AG	334	54,729
DCC plc	2,520	221,427
Hopewell Holdings Ltd.	8,000	30,678
Indus Holding AG	990	73,826
Italmobiliare SpA	208	5,886
Jardine Matheson Holdings Ltd.	13,600	867,816
Jardine Strategic Holdings Ltd.	7,900	322,320
Keihan Holdings Co. Ltd.	25,000	161,546
Keppel Corp. Ltd.	49,100	231,897
Koninklijke Philips NV	27,249	1,040,258
Nisshinbo Holdings, Inc.	7,500	75,818
Nolato AB, Class B	710	31,116
NWS Holdings Ltd.	53,401	102,287
Rheinmetall AG	1,617	160,904
Seibu Holdings, Inc.	6,700	116,785
Sembcorp Industries Ltd.(a)	75,500	179,682
Shun Tak Holdings Ltd.*	1,532,000	661,042
Siemens AG (Registered)	20,370	2,755,862
Smiths Group plc	7,072	143,114
TOKAI Holdings Corp.(a)	12,795	98,196
Toshiba Corp.*(a)	196,000	436,364

		9,682,125

Insurance - 5.2%
Admiral Group plc	6,587	179,585
Aegon NV	49,988	279,297
Ageas	9,520	427,245
AIA Group Ltd.	338,600	2,668,429
Allianz SE (Registered)	21,420	4,545,752
ASR Nederland NV	7,847	295,589
Assicurazioni Generali SpA	58,100	1,050,103
AUB Group Ltd.	2,255	23,224
Aviva plc	176,750	1,255,969
AXA SA	94,220	2,772,691
Baloise Holding AG (Registered)	2,381	383,487
Beazley plc	38,668	261,262
CBL Corp. Ltd.	5,544	15,089
Clal Insurance Enterprises Holdings Ltd.*	12,040	194,641
CNP Assurances	7,921	190,513
Coface SA	77,373	729,782
Dai-ichi Life Holdings, Inc.	51,400	888,958
Direct Line Insurance Group plc	45,103	222,743
esure Group plc	17,708	69,196
Euler Hermes Group	1,281	152,540
Fairfax Financial Holdings Ltd.	433	205,848
Gjensidige Forsikring ASA	968	16,686
Great Eastern Holdings Ltd.	6,800	125,158
Great-West Lifeco, Inc.	9,660	274,841
Grupo Catalana Occidente SA	2,102	93,232
Hannover Rueck SE	2,870	361,044
Harel Insurance Investments & Financial Services Ltd.	19,063	113,417
Hastings Group Holdings plc(b)	11,496	46,513
Helvetia Holding AG (Registered)	305	170,858
Hiscox Ltd.	13,480	230,672
IDI Insurance Co. Ltd.	1,910	108,970
Industrial Alliance Insurance & Financial Services, Inc.	2,652	122,659
Insurance Australia Group Ltd.	46,060	245,269
Intact Financial Corp.	3,501	271,138
Japan Post Holdings Co. Ltd.	28,000	352,487

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
Japan Post Insurance Co. Ltd.(a)	7,000	153,627
Jardine Lloyd Thompson Group plc	3,135	49,059
Just Group PLC	564,411	1,094,558
Lancashire Holdings Ltd.	164,935	1,580,804
Legal & General Group plc	250,392	886,000
Manulife Financial Corp.	87,850	1,803,997
Mapfre SA	56,180	208,710
Medibank Pvt Ltd.	78,680	170,855
Menora Mivtachim Holdings Ltd.	8,171	98,720
Migdal Insurance & Financial Holding Ltd.	282,240	289,621
MS&AD Insurance Group Holdings, Inc.	24,500	858,537
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	6,860	1,467,961
nib holdings Ltd.	19,811	90,784
NN Group NV	21,985	888,808
Old Mutual plc	196,700	509,563
Phoenix Group Holdings	27,098	272,400
Phoenix Holdings Ltd. (The)*	21,712	92,889
Poste Italiane SpA(a)(b)	33,590	246,328
Power Corp. of Canada	13,161	319,093
Power Financial Corp.	7,910	213,666
Prudential plc	125,790	3,064,635
QBE Insurance Group Ltd.	55,160	521,838
RSA Insurance Group plc	48,232	414,903
Sampo OYJ, Class A	13,513	736,528
SCOR SE	8,190	343,899
Societa Cattolica di Assicurazioni SCRL	119,070	1,025,502
Sompo Holdings, Inc.	17,800	697,856
Sony Financial Holdings, Inc.	8,500	147,007
St James’s Place plc	14,490	232,482
Standard Life plc	74,830	430,518
Steadfast Group Ltd.	33,550	69,372
Storebrand ASA(a)	17,930	148,974
Sun Life Financial, Inc.	26,250	1,002,939
Suncorp Group Ltd.	60,970	695,571
Swiss Life Holding AG (Registered)*	1,540	563,424
Swiss Re AG	14,420	1,393,652
T&D Holdings, Inc.	28,100	415,034
Talanx AG	1,827	75,100
Tokio Marine Holdings, Inc.	36,700	1,542,798
Topdanmark A/S*	1,650	56,215
Tryg A/S	2,365	53,129
Unipol Gruppo Finanziario SpA	6,334	29,572
UnipolSai Assicurazioni SpA	28,798	66,446
UNIQA Insurance Group AG	5,720	58,989
Vittoria Assicurazioni SpA(a)	19,740	275,092
Wuestenrot & Wuerttembergische AG	15,121	388,910
Zurich Insurance Group AG	6,790	2,074,615

		47,165,867

Internet & Direct Marketing Retail - 0.2%
AO World plc*(a)	16,333	25,355
ASKUL Corp.	500	15,295
ASOS plc*	1,589	121,041
Belluna Co. Ltd.	42,100	483,505
boohoo.com plc*	21,681	67,313
N Brown Group plc	118,160	486,645
Ocado Group plc*	40,281	159,898
Rakuten, Inc.	17,900	218,374

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Internet & Direct Marketing Retail - (continued)
SRP Groupe SA*(b)	775	15,990
Start Today Co. Ltd.	4,000	112,765
Takkt AG	1,485	36,303
Trade Me Group Ltd.	9,570	39,248
Webjet Ltd.	5,843	53,738
Yoox Net-A-Porter Group SpA*	2,041	67,257
Zalando SE*(a)(b)	2,179	97,148
zooplus AG*	279	53,058

		2,052,933

Internet Software & Services - 0.2%
Auto Trader Group plc(b)	42,092	212,368
carsales.com Ltd.	616	6,078
COOKPAD, Inc.(a)	8,700	74,406
DeNA Co. Ltd.	4,000	87,787
Dip Corp.	1,400	29,496
F@N Communications, Inc.	2,200	20,109
GMO internet, Inc.	1,200	15,454
Gree, Inc.*(a)	2,000	15,331
Gurunavi, Inc.	1,800	29,388
Infomart Corp.	5,500	40,319
Internet Initiative Japan, Inc.	2,300	41,548
Istyle, Inc.	2,000	13,267
Just Eat plc*	12,483	102,115
Mixi, Inc.	1,800	98,882
Moneysupermarket.com Group plc	30,328	132,783
NetEnt AB*	4,510	43,433
NEXTDC Ltd.*(a)	16,647	54,622
Opera Software ASA*	6,778	27,879
Rightmove plc	3,031	168,148
Rocket Internet SE*(b)	734	15,071
Shopify, Inc., Class A*	2,300	212,451
SMS Co. Ltd.	1,600	50,536
SUNeVision Holdings Ltd.	134,000	89,046
Takeaway.com Holding BV*(b)	1,022	46,505
United Internet AG (Registered)	2,984	181,149
XING AG	165	48,245
Yahoo Japan Corp.(a)	26,100	118,105
ZPG plc(b)	23,598	112,900

		2,087,421

IT Services - 0.8%
Alten SA	1,434	123,336
Altran Technologies SA	3,520	61,649
Amadeus IT Group SA	12,334	757,045
Atea ASA*(a)	10,346	126,356
Atos SE	3,022	457,659
Bechtle AG	1,192	85,517
CANCOM SE(a)	1,168	76,565
Capgemini SE	4,704	510,233
CGI Group, Inc., Class A*	7,350	386,910
Computacenter plc	9,339	108,962
Computershare Ltd.	15,794	177,411
DTS Corp.	2,000	60,998
Econocom Group SA/NV	5,280	40,202
Equiniti Group plc(b)	5,688	19,722
FDM Group Holdings plc	3,850	46,671
Formula Systems 1985 Ltd.	5,427	199,555
Fujitsu Ltd.	86,000	641,099
Indra Sistemas SA*	7,713	119,081
Infocom Corp.	800	19,534
Information Services International-Dentsu Ltd.	900	20,355
Itochu Techno-Solutions Corp.	1,200	41,703

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
IT Services - (continued)
Kanematsu Electronics Ltd.	300	8,865
Link Administration Holdings Ltd.(a)	25,312	155,802
Matrix IT Ltd.	2,464	25,257
Mitsubishi Research Institute, Inc.	10,100	289,760
NEC Networks & System Integration Corp.	25,500	556,179
NET One Systems Co. Ltd.	8,100	77,412
Nets A/S*(b)	2,602	62,455
Nihon Unisys Ltd.	2,600	43,296
Nomura Research Institute Ltd.	2,515	94,004
NS Solutions Corp.	800	16,819
NTT Data Corp.	36,300	395,212
Obic Co. Ltd.	1,500	93,534
Otsuka Corp.	900	58,890
Paysafe Group plc*	26,806	208,504
Reply SpA	220	46,351
SCSK Corp.	900	37,997
Softcat plc	12,119	63,908
Sopra Steria Group	663	114,164
Tieto OYJ	1,598	50,492
TIS, Inc.	2,300	69,419
Transcosmos, Inc.	2,100	50,364
Wirecard AG(a)	2,469	188,309
Worldline SA*(b)	1,045	42,259
Worldpay Group plc(b)	43,142	210,442

		7,040,257

Leisure Products - 0.2%
Amer Sports OYJ*	1,416	37,897
Bandai Namco Holdings, Inc.	8,200	284,601
Beneteau SA	2,358	40,353
BRP, Inc.	3,584	114,494
Heiwa Corp.	1,250	27,479
Mars Engineering Corp.	6,800	134,406
Mizuno Corp.	4,000	23,205
Photo-Me International plc	19,912	42,920
Sega Sammy Holdings, Inc.	5,800	78,054
Shimano, Inc.	2,800	410,010
Spin Master Corp.*(b)	2,040	62,348
Technogym SpA(b)	4,905	36,086
Thule Group AB(b)	2,805	54,511
Tomy Co. Ltd.	3,700	45,172
Trigano SA	414	54,277
Yamaha Corp.	4,600	162,360

		1,608,173

Life Sciences Tools & Services - 0.2%
Clinigen Group plc	4,510	59,576
EPS Holdings, Inc.	1,900	31,124
Eurofins Scientific SE	283	156,952
Evotec AG*	5,032	72,379
Gerresheimer AG	922	75,843
Lonza Group AG (Registered)*	2,066	492,491
MorphoSys AG*(a)	1,667	121,324
QIAGEN NV*	6,545	214,938
Siegfried Holding AG (Registered)*	165	48,097
Tecan Group AG (Registered)	779	145,651

		1,418,375

Machinery - 3.3%
Aalberts Industries NV	1,980	86,140
Aichi Corp.	14,600	103,328
Aida Engineering Ltd.	39,600	400,319
Alfa Laval AB	3,958	88,270
Alstom SA	3,962	141,467

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
Amada Holdings Co. Ltd.	16,500	188,303
ANDRITZ AG	2,461	150,212
Atlas Copco AB, Class A	18,095	654,539
Atlas Copco AB, Class B	11,690	378,055
ATS Automation Tooling Systems, Inc.*	792	8,486
Aumann AG*(b)	223	14,763
Beijer Alma AB	1,000	29,175
Bobst Group SA (Registered)(a)	200	22,325
Bodycote plc	16,501	197,962
Bucher Industries AG (Registered)	275	91,918
Cargotec OYJ, Class B	1,540	93,688
CKD Corp.	45,700	765,561
Concentric AB	914	14,294
Construcciones y Auxiliar de Ferrocarriles SA	2,072	91,828
Conzzeta AG (Registered)	55	57,688
Daifuku Co. Ltd.	4,800	165,727
Daiwa Industries Ltd.	1,600	18,231
Danieli & C Officine Meccaniche SpA	3,209	82,327
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	3,477	64,811
DMG Mori AG	1,007	59,280
DMG Mori Co. Ltd.	2,000	33,196
Duerr AG	605	73,469
Ebara Corp.	4,100	120,037
FANUC Corp.	5,400	1,102,774
Fuji Machine Manufacturing Co. Ltd.	4,900	79,645
Fujitec Co. Ltd.	59,000	813,222
Furukawa Co. Ltd.	86,000	159,555
GEA Group AG	2,652	107,387
Georg Fischer AG (Registered)	121	137,949
Glory Ltd.	2,000	66,519
Haldex AB*	1,120	14,919
Harmonic Drive Systems, Inc.(a)	1,500	64,686
Hino Motors Ltd.	14,100	166,017
Hirata Corp.	600	67,822
Hitachi Construction Machinery Co. Ltd.	5,100	146,084
Hitachi Zosen Corp.	119,500	628,350
Hoshizaki Corp.	1,900	183,646
IHI Corp.*	17,000	56,003
IMI plc	3,505	55,588
Industria Macchine Automatiche SpA	495	48,877
Interpump Group SpA	3,884	117,824
Interroll Holding AG (Registered)	34	44,683
Japan Steel Works Ltd. (The)	63,600	1,050,455
JTEKT Corp.	5,700	81,248
Jungheinrich AG (Preference)	4,450	176,179
Kawasaki Heavy Industries Ltd.	70,000	222,997
KION Group AG	2,753	238,014
Kitz Corp.	81,300	726,215
Koenig & Bauer AG	388	30,292
Komatsu Ltd.	24,700	662,683
Komax Holding AG (Registered)	165	48,311
Komori Corp.	4,400	52,285
Kone OYJ, Class B	10,432	541,293
Konecranes OYJ	2,243	99,750
Krones AG(a)	330	40,950
KSB AG (Preference)	700	399,321

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
Kubota Corp.	31,687	550,461
Kurita Water Industries Ltd.	3,400	96,620
Kyokuto Kaihatsu Kogyo Co. Ltd.	28,000	468,293
Makino Milling Machine Co. Ltd.	85,000	718,494
Makita Corp.	6,600	257,740
MAN SE	660	72,849
MAN SE (Preference)	727	80,639
Max Co. Ltd.	2,000	27,313
Meidensha Corp.(a)	158,000	560,532
Metso OYJ(a)	3,481	110,318
MINEBEA MITSUMI, Inc.	14,011	231,160
Mitsubishi Heavy Industries Ltd.	135,119	537,199
Mitsuboshi Belting Ltd.	3,000	34,264
Mitsui Engineering & Shipbuilding Co. Ltd.(a)	742,000	1,034,146
Miura Co. Ltd.	3,300	66,690
Morgan Advanced Materials plc	39,032	154,065
Morita Holdings Corp.	36,400	570,238
Nabtesco Corp.	2,300	74,623
Nachi-Fujikoshi Corp.	33,000	182,479
Namura Shipbuilding Co. Ltd.	37,739	216,198
New Flyer Industries, Inc.	1,870	76,008
NGK Insulators Ltd.	8,200	164,898
Nitta Corp.	17,400	558,242
NKT A/S*	2,520	220,732
Norma Group SE	257	15,538
NSK Ltd.	22,000	284,321
NTN Corp.	19,000	88,556
Obara Group, Inc.	600	33,124
OC Oerlikon Corp. AG (Registered)*	4,758	69,778
Oiles Corp.	22,020	393,189
OKUMA Corp.	5,000	48,102
OSG Corp.(a)	1,500	31,617
Outotec OYJ*	6,765	43,947
Palfinger AG	2,657	123,581
Pfeiffer Vacuum Technology AG	302	51,005
Rational AG	55	34,436
Rieter Holding AG (Registered)*	165	38,306
Ryobi Ltd.	114,000	538,558
Sandvik AB	30,100	473,693
Schindler Holding AG	1,402	303,112
Schindler Holding AG (Registered)	602	126,908
Shima Seiki Manufacturing Ltd.	1,300	63,179
Shinmaywa Industries Ltd.	59,000	514,738
Sintokogio Ltd.	2,200	23,156
SKF AB, Class A	3,795	75,487
SKF AB, Class B	10,940	217,203
SMC Corp.	1,800	571,953
Sodick Co. Ltd.	42,000	511,245
Spirax-Sarco Engineering plc	2,707	198,424
Stabilus SA	1,549	128,350
Star Micronics Co. Ltd.	5,900	97,661
Sulzer AG (Registered)	242	27,214
Sumitomo Heavy Industries Ltd.	26,000	189,656
Tadano Ltd.	6,500	80,651
Takeuchi Manufacturing Co. Ltd.	29,100	565,435
Takuma Co. Ltd.	70,181	717,721
Talgo SA(b)	12,172	70,161
THK Co. Ltd.	2,500	76,361
Toshiba Machine Co. Ltd.	18,245	86,523
Trelleborg AB, Class B	4,785	112,511
Tsubaki Nakashima Co. Ltd.(a)	5,600	112,258

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
Tsubakimoto Chain Co.	9,000	76,320
Union Tool Co.	500	14,820
Valmet OYJ	5,005	90,874
VAT Group AG*(b)	114	15,029
Vesuvius plc	175,700	1,258,931
Volvo AB, Class A	13,230	224,233
Volvo AB, Class B	43,190	732,554
Vossloh AG*	495	32,769
Wacker Neuson SE	5,236	140,102
Wartsila OYJ Abp	4,062	268,908
Weir Group plc (The)	2,176	52,612
YAMABIKO Corp.	35,000	423,187
Yangzijiang Shipbuilding Holdings Ltd.	144,100	150,237

		30,309,377

Marine - 0.3%
AP Moller - Maersk A/S, Class A	39	81,121
AP Moller - Maersk A/S, Class B	280	609,038
Clarkson plc	1,045	36,811
Dfds A/S	1,501	85,263
Iino Kaiun Kaisha Ltd.	4,300	19,769
Irish Continental Group plc	11,810	74,772
Kawasaki Kisen Kaisha Ltd.*(a)	82,000	203,339
Kuehne + Nagel International AG (Registered)	1,610	281,001
Mitsui OSK Lines Ltd.	37,000	115,191
Nippon Yusen KK*	64,000	122,214
NS United Kaiun Kaisha Ltd.	68,000	142,160
Orient Overseas International Ltd.*	7,000	65,204
Pacific Basin Shipping Ltd.*	95,000	20,800
SITC International Holdings Co. Ltd.	182,000	151,470
Stolt-Nielsen Ltd.	5,644	85,716
Wallenius Wilhelmsen Logistics*	16,984	105,970
Wilh Wilhelmsen Holding ASA, Class A	1,768	55,156
Wilh Wilhelmsen Holding ASA, Class B	2,216	68,011

		2,323,006

Media - 1.4%
Aimia, Inc.	133,910	155,267
Altice NV, Class A*(a)	9,450	232,357
Altice NV, Class B*	6,293	155,066
APG SGA SA	44	19,917
Ascential plc	19,337	91,520
Atresmedia Corp. de Medios de Comunicacion SA	3,386	39,602
Axel Springer SE	2,812	178,167
Cineplex, Inc.	737	28,978
Cineworld Group plc	21,033	191,190
Cogeco Communications, Inc.	2,501	174,193
Corus Entertainment, Inc., Class B	13,630	150,845
CTS Eventim AG & Co. KGaA	1,375	63,451
CyberAgent, Inc.	2,200	67,994
Daiichikosho Co. Ltd.	1,100	52,862
Daily Mail & General Trust plc, Class A	497	4,170
Dentsu, Inc.	9,100	424,960
DHX Media Ltd.	8,800	45,669
Entertainment One Ltd.	237,935	748,758
Euromoney Institutional Investor plc	3,484	50,984
Eutelsat Communications SA	1,419	38,295

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Media - (continued)
Event Hospitality and Entertainment Ltd.	9,654	101,351
Evergrande Health Industry Group Ltd.*	125,000	23,687
Fairfax Media Ltd.	155,344	122,779
Fuji Media Holdings, Inc.	1,200	17,311
GEDI Gruppo Editoriale SpA*	1	1
Hakuhodo DY Holdings, Inc.	7,400	103,739
Havas SA	3,604	39,283
Huanxi Media Group Ltd.*	50,000	12,868
Informa plc	23,757	217,831
IPSOS	25,970	893,145
ITV plc	59,500	135,704
JCDecaux SA	507	17,965
Juventus Football Club SpA*	24,274	16,957
Kinepolis Group NV	1,030	58,897
Lagardere SCA	5,125	167,676
Mediaset Espana Comunicacion SA	10,369	130,197
Mediaset SpA*(a)	7,260	28,298
Metropole Television SA	1,210	29,181
Modern Times Group MTG AB, Class B(a)	1,045	36,276
Nine Entertainment Co. Holdings Ltd.(a)	557,340	640,731
Nippon Television Holdings, Inc.	1,500	25,603
NOS SGPS SA	9,968	63,227
OOH MEDIA Ltd.	9,341	29,979
Pearson plc	28,731	249,045
ProSiebenSat.1 Media SE	6,510	259,809
Publicis Groupe SA	4,634	349,171
Quebecor, Inc., Class B	4,046	139,801
RAI Way SpA(b)	8,120	44,536
REA Group Ltd.	2,748	151,421
Sanoma OYJ	64,482	597,551
Schibsted ASA, Class A	2,672	67,870
Schibsted ASA, Class B	4,623	107,656
Septeni Holdings Co. Ltd.	5,600	17,079
SES SA, FDR	6,930	162,388
Seven West Media Ltd.(a)	820,435	530,545
Shaw Communications, Inc., Class B	11,213	248,909
Shochiku Co. Ltd.	3,000	41,052
Singapore Press Holdings Ltd.	7,800	16,724
Sky plc	21,420	272,507
Southern Cross Media Group Ltd.	655,515	693,413
Stroeer SE & Co. KGaA(a)	605	38,882
Tamedia AG (Registered)	448	69,184
Technicolor SA (Registered)	13,251	47,994
Tele Columbus AG*(b)	3,355	38,369
Telenet Group Holding NV*	1,100	76,504
Television Francaise 1	8,863	129,469
Toei Animation Co. Ltd.	300	22,779
Toei Co. Ltd.(a)	83,000	845,061
Toho Co. Ltd.	4,100	147,495
UBM plc	10,305	98,496
Vector, Inc.	1,500	21,788
Wowow, Inc.	3,630	105,291
WPP AUNZ Ltd.	251,860	231,233
WPP plc	31,920	650,583
Zenrin Co. Ltd.	1,600	49,161

		12,348,697

Metals & Mining - 4.6%
Acacia Mining plc	122,342	280,966

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Acerinox SA	10,631	136,244
Agnico Eagle Mines Ltd.	6,486	301,907
Aichi Steel Corp.	8,800	367,944
Alamos Gold, Inc., Class A	47	332
Alumina Ltd.(a)	94,737	143,703
Anglo American plc*	59,590	983,970
Antofagasta plc	1,919	23,933
Aperam SA	3,252	157,448
ArcelorMittal*	29,890	782,159
Asahi Holdings, Inc.	20,200	378,973
Aurubis AG	1,561	138,547
B2Gold Corp.*	33,008	82,616
Barrick Gold Corp.	31,999	539,394
Bekaert SA	1,430	68,872
BHP Billiton Ltd.	82,110	1,694,533
BHP Billiton plc	109,830	1,995,267
BlueScope Steel Ltd.	27,212	286,332
Boliden AB	14,077	441,328
Centamin plc	58,887	128,872
Centerra Gold, Inc.	174,378	927,283
Daido Steel Co. Ltd.	17,000	103,389
Detour Gold Corp.*	6,664	83,556
Dominion Diamond Corp.	63,910	896,391
Dowa Holdings Co. Ltd.	11,000	88,900
Endeavour Mining Corp.*(a)	4,159	78,953
Eramet*	818	51,452
Evolution Mining Ltd.	63,722	112,937
Evraz plc*	11,605	36,413
Ferrexpo plc	110,390	346,950
First Majestic Silver Corp.*	5,500	45,124
First Quantum Minerals Ltd.	8,378	92,318
Fortescue Metals Group Ltd.	90,672	415,507
Franco-Nevada Corp.	6,051	437,077
Fresnillo plc	5,565	112,690
Galaxy Resources Ltd.*(a)	316,470	464,883
Glencore plc*	580,230	2,556,068
Goldcorp, Inc.	23,875	312,530
Granges AB(a)	49,140	542,183
Hill & Smith Holdings plc	5,761	101,773
Hitachi Metals Ltd.	12,840	178,722
Hochschild Mining plc	13,695	57,125
Hudbay Minerals, Inc.	192,668	1,491,365
IAMGOLD Corp.*	20,564	110,668
Independence Group NL(a)	36,717	88,232
Ivanhoe Mines Ltd., Class A*	31,484	123,867
JFE Holdings, Inc.	21,000	405,290
KAZ Minerals plc*	18,115	171,472
Kinross Gold Corp.*	33,128	136,162
Kirkland Lake Gold Ltd.(a)	148,836	1,537,692
Kobe Steel Ltd.*	7,900	98,808
Kyoei Steel Ltd.	14,200	218,857
Labrador Iron Ore Royalty Corp.	53,021	730,096
Lucara Diamond Corp.	255,552	547,663
Lundin Mining Corp.	22,025	157,982
Maruichi Steel Tube Ltd.	2,000	61,632
Mineral Resources Ltd.	125,142	1,225,860
Mitsubishi Materials Corp.	4,800	161,166
Mitsui Mining & Smelting Co. Ltd.(a)	30,000	131,137
New Gold, Inc.*	42,031	140,154
Newcrest Mining Ltd.	20,930	337,531
Nippon Light Metal Holdings Co. Ltd.	66,500	178,746

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Nippon Steel & Sumitomo Metal Corp.	38,210	937,830
Nisshin Steel Co. Ltd.	5,500	67,297
Norsk Hydro ASA	46,211	296,809
Northern Star Resources Ltd.(a)	33,407	117,350
Novagold Resources, Inc.*	14,190	63,089
OceanaGold Corp.	35,220	96,038
Osaka Steel Co. Ltd.	1,000	20,580
OSAKA Titanium Technologies Co. Ltd.	1,000	15,413
Osisko Mining, Inc.*	5,500	19,791
Outokumpu OYJ	14,885	124,776
OZ Minerals Ltd.	13,621	90,692
Pan American Silver Corp.	6,768	113,652
Petra Diamonds Ltd.*(a)	452,410	569,595
Polymetal International plc	14,255	173,460
Pretium Resources, Inc.*	5,225	50,054
Randgold Resources Ltd.	2,691	250,466
Regis Resources Ltd.	363,456	1,111,332
Resolute Mining Ltd.(a)	591,290	505,100
Rio Tinto Ltd.	22,163	1,164,077
Rio Tinto plc	58,870	2,731,916
Salzgitter AG	31,246	1,396,752
Sandfire Resources NL	129,096	596,739
Sandstorm Gold Ltd.*	16,268	66,865
Sanyo Special Steel Co. Ltd.	101,000	612,426
Saracen Mineral Holdings Ltd.*(a)	641,595	688,932
Schmolz + Bickenbach AG (Registered)*	16,263	15,001
SEMAFO, Inc.*	24,291	58,467
Sims Metal Management Ltd.	5,940	73,694
South32 Ltd.	149,660	347,690
SSAB AB, Class A*	6,914	34,865
SSAB AB, Class B*	11,270	46,451
St Barbara Ltd.*	392,770	849,769
Sumitomo Metal Mining Co. Ltd.	30,000	453,007
Tahoe Resources, Inc.	5,137	28,015
Teck Resources Ltd., Class B	24,360	527,113
thyssenkrupp AG	11,078	327,634
TMAC Resources, Inc.*(a)	1,400	12,147
Toho Titanium Co. Ltd.	200	1,548
Toho Zinc Co. Ltd.	103,000	443,712
Tokyo Steel Manufacturing Co. Ltd.	74,500	637,830
Topy Industries Ltd.(a)	14,100	432,590
Torex Gold Resources, Inc.*	4,421	80,356
UACJ Corp.	12,000	35,404
Vedanta Resources plc	4,984	50,561
voestalpine AG	5,057	255,540
Wheaton Precious Metals Corp.	13,239	267,628
Yodogawa Steel Works Ltd.	2,800	76,909

		41,966,906

Multiline Retail - 0.5%
B&M European Value Retail SA	21,469	101,893
Canadian Tire Corp. Ltd., Class A(a)	1,922	218,720
Debenhams plc(a)	644,918	365,598
Dollarama, Inc.	3,010	293,334
Don Quijote Holdings Co. Ltd.	3,400	123,544
Europris ASA(b)	4,838	22,594
Fuji Co. Ltd.	2,100	52,227
H2O Retailing Corp.	3,215	52,548
Harvey Norman Holdings Ltd.(a)	47,950	167,287
Hudson’s Bay Co.(a)	87,206	744,063

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Multiline Retail - (continued)
Isetan Mitsukoshi Holdings Ltd.	14,400	140,227
Izumi Co. Ltd.	1,300	67,768
J Front Retailing Co. Ltd.	10,700	152,906
Marks & Spencer Group plc	57,330	243,522
Marui Group Co. Ltd.	5,500	74,763
Myer Holdings Ltd.(a)	692,165	419,968
Next plc	7,911	411,964
Parco Co. Ltd.	15,400	189,547
Ryohin Keikaku Co. Ltd.	600	153,129
Seria Co. Ltd.	1,000	49,504
Takashimaya Co. Ltd.	13,000	118,829
Warehouse Group Ltd. (The)	9,306	15,071

		4,179,006

Multi-Utilities - 0.8%
A2A SpA	59,895	101,546
ACEA SpA	1,485	22,200
AGL Energy Ltd.	18,270	351,519
Atco Ltd., Class I	1,180	43,792
Canadian Utilities Ltd., Class A	2,695	85,275
Centrica plc	307,990	805,987
E.ON SE	106,025	1,045,404
Engie SA	70,000	1,122,821
Hera SpA	23,474	75,555
Innogy SE(b)	7,560	316,286
Iren SpA	50,848	128,892
Just Energy Group, Inc.	55,743	298,205
Keppel Infrastructure Trust	59,400	24,072
National Grid plc	91,140	1,125,606
REN - Redes Energeticas Nacionais SGPS SA	35,894	115,954
RWE AG*	22,815	479,204
RWE AG (Preference) (Non-Voting)	4,896	76,426
Suez	12,690	228,612
Telecom Plus plc	3,958	59,851
Veolia Environnement SA	27,650	621,181

		7,128,388

Oil, Gas & Consumable Fuels - 4.8%
Advantage Oil & Gas Ltd.*	20,577	141,014
Africa Oil Corp.*	862	1,330
Aker BP ASA	4,404	82,714
AltaGas Ltd.	8,363	194,070
ARC Resources Ltd.	2,821	38,777
Baytex Energy Corp.*(a)	42,727	119,583
Beach Energy Ltd.(a)	1,127,963	612,346
BP plc	497,651	2,924,797
Brightoil Petroleum Holdings Ltd.*	50,147	13,034
BW LPG Ltd.(b)	816	3,659
Cairn Energy plc*	64,088	151,829
Caltex Australia Ltd.	12,273	305,114
Cameco Corp.(a)	1,566	15,991
Canadian Natural Resources Ltd.	26,390	804,647
Cenovus Energy, Inc.	37,730	315,888
China Aviation Oil Singapore Corp. Ltd.(a)	221,600	267,775
Cosmo Energy Holdings Co. Ltd.	7,000	121,001
Crescent Point Energy Corp.	4,964	38,901
Delek Group Ltd.	19	3,894
DNO ASA*	563,307	653,035
Enagas SA	6,090	171,497
Enbridge Income Fund Holdings, Inc.(a)	2,145	54,956
Enbridge, Inc.	42,140	1,741,470

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Encana Corp.(a)	30,380	304,881
Enerplus Corp.(a)	16,456	148,039
Eni SpA	67,340	1,061,496
Equital Ltd.*	5,950	142,603
Etablissements Maurel et Prom*(a)	9,756	40,258
Freehold Royalties Ltd.	6,102	69,386
Frontera Energy Corp. SL*	41,300	1,147,305
Galp Energia SGPS SA	5,576	89,013
Gaztransport Et Technigaz SA	15,400	730,622
Gibson Energy, Inc.	8,917	115,727
Hoegh LNG Holdings Ltd.(a)	4,943	55,052
Hurricane Energy plc*	81,124	32,085
Husky Energy, Inc.*	12,036	138,882
Idemitsu Kosan Co. Ltd.(a)	4,100	99,332
Imperial Oil Ltd.	3,808	108,952
Inpex Corp.	22,000	213,639
Inter Pipeline Ltd.	14,507	285,604
Itochu Enex Co. Ltd.	42,100	378,346
James Fisher & Sons plc	536	11,094
Japan Petroleum Exploration Co. Ltd.	200	4,143
Jerusalem Oil Exploration*	6,666	354,656
JXTG Holdings, Inc.	130,750	580,059
Keyera Corp.	7,572	235,900
Lundin Petroleum AB*	4,170	94,700
MEG Energy Corp.*(a)	195,666	801,095
Naphtha Israel Petroleum Corp. Ltd.*	29,281	199,133
Neste OYJ	4,830	208,592
New Hope Corp. Ltd.	211,026	269,556
New Zealand Refining Co. Ltd. (The)(a)	90,291	167,208
NexGen Energy Ltd.*	22,848	57,552
Nippon Gas Co. Ltd.	2,000	62,627
NuVista Energy Ltd.*	585	2,989
Obsidian Energy Ltd.*	63,036	74,098
Oil Refineries Ltd.	38,080	17,714
OMV AG	6,580	370,979
Origin Energy Ltd.*	94,010	519,366
Paramount Resources Ltd., Class A*	2,755	44,017
Parex Resources, Inc.*	6,710	82,309
Parkland Fuel Corp.	5,221	111,680
Paz Oil Co. Ltd.	140	23,396
Pembina Pipeline Corp.	8,238	279,903
Pengrowth Energy Corp.*(a)	392,210	294,812
Peyto Exploration & Development Corp.(a)	9,069	160,705
PrairieSky Royalty Ltd.(a)	1,759	43,548
Raging River Exploration, Inc.*	12,112	77,386
Repsol SA	61,527	1,027,171
Royal Dutch Shell plc, Class A	220,220	6,192,675
Royal Dutch Shell plc, Class B	174,814	4,959,629
San-Ai Oil Co. Ltd.	52,900	536,684
Santos Ltd.*	83,382	225,666
Saras SpA	287,108	657,706
Seven Generations Energy Ltd., Class A*	2,736	47,410
Showa Shell Sekiyu KK	10,200	110,867
Snam SpA	71,272	335,783
Spartan Energy Corp.*	13,761	70,317
Statoil ASA	24,262	452,606
Stobart Group Ltd.	19,788	71,923
Suncor Energy, Inc.	42,420	1,379,570
TORC Oil & Gas Ltd.	28,276	126,847

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
TOTAL SA(a)	115,290	5,839,420
Tourmaline Oil Corp.*	10,903	241,068
TransCanada Corp.	25,380	1,292,796
Tullow Oil plc*	57,397	127,200
United Energy Group Ltd.*	6,440,000	230,879
Veresen, Inc.	7,831	114,032
Vermilion Energy, Inc.	5,780	189,778
Washington H Soul Pattinson & Co. Ltd.(a)	8,285	116,677
Whitehaven Coal Ltd.*(a)	24,365	57,772
Woodside Petroleum Ltd.	15,890	370,044

		43,862,281

Paper & Forest Products - 0.6%
Ahlstrom-Munksjo OYJ*	7,420	152,393
Altri SGPS SA	75,880	343,536
Canfor Corp.*	7,392	123,658
Canfor Pulp Products, Inc.	26,320	248,562
Daiken Corp.	12,000	293,335
Daio Paper Corp.	3,745	48,569
Ence Energia y Celulosa SA	87,150	369,899
Hokuetsu Kishu Paper Co. Ltd.	4,900	34,324
Holmen AB, Class B	2,035	91,724
Interfor Corp.*	51,146	793,846
Metsa Board OYJ	6,595	46,459
Mondi plc	13,300	349,804
Navigator Co. SA (The)*	6,520	27,981
Nippon Paper Industries Co. Ltd.(a)	4,700	93,536
Norbord, Inc.	3,136	110,966
Oji Holdings Corp.	30,000	153,672
Semapa-Sociedade de Investimento e Gestao	21,741	420,503
Stella-Jones, Inc.	1,045	36,459
Stora Enso OYJ, Class R	25,273	336,705
Tokushu Tokai Paper Co. Ltd.	400	15,023
UPM-Kymmene OYJ	17,431	472,882
West Fraser Timber Co. Ltd.	2,213	117,237
Western Forest Products, Inc.	258,370	512,381

		5,193,454

Personal Products - 0.9%
Asaleo Care Ltd.	99,523	105,674
Beiersdorf AG	2,590	283,070
Blackmores Ltd.(a)	950	67,121
Ci:z Holdings Co. Ltd.	1,800	64,673
Fancl Corp.	2,500	53,668
Interparfums SA	492	19,456
Kao Corp.	12,900	783,842
Kobayashi Pharmaceutical Co. Ltd.	1,400	86,918
Kose Corp.	700	77,795
L’Oreal SA	6,729	1,389,154
Mandom Corp.	1,300	71,650
Milbon Co. Ltd.	500	29,096
Noevir Holdings Co. Ltd.	1,900	98,357
Ontex Group NV	1,029	35,170
Oriflame Holding AG	1,656	63,464
Pola Orbis Holdings, Inc.(a)	2,000	55,478
Shiseido Co. Ltd.	14,000	494,140
Unilever NV, CVA	47,327	2,750,868
Unilever plc	35,000	1,994,037

		8,523,631

Pharmaceuticals - 3.7%
Almirall SA	2,295	22,133
Astellas Pharma, Inc.	51,600	657,521

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Pharmaceuticals - (continued)
AstraZeneca plc	34,478	2,076,796
Bayer AG (Registered)	21,770	2,750,201
Boiron SA	385	35,936
BTG plc*	12,197	105,967
Canopy Growth Corp.*(a)	8,908	64,323
Chugai Pharmaceutical Co. Ltd.	7,500	301,032
Daiichi Sankyo Co. Ltd.	16,700	363,940
Dechra Pharmaceuticals plc	5,318	124,445
Eisai Co. Ltd.	7,500	401,760
Galenica AG*(b)	3,128	145,726
GlaxoSmithKline plc	135,136	2,698,181
GW Pharmaceuticals plc*(c)	10,945	106,056
H Lundbeck A/S	1,320	78,999
Haw Par Corp. Ltd.	3,200	24,804
Hikma Pharmaceuticals plc(a)	5,288	98,437
Hisamitsu Pharmaceutical Co., Inc.	1,900	89,072
Hutchison China MediTech Ltd.*	715	31,931
Indivior plc*	25,760	130,409
Ipsen SA	770	98,273
JCR Pharmaceuticals Co. Ltd.	600	16,399
Kissei Pharmaceutical Co. Ltd.	1,400	36,174
Kyowa Hakko Kirin Co. Ltd.	5,000	90,592
Mayne Pharma Group Ltd.*(a)	123,409	94,583
Merck KGaA	3,552	388,838
Mitsubishi Tanabe Pharma Corp.	11,600	275,998
Mochida Pharmaceutical Co. Ltd.	1,600	111,353
Nippon Shinyaku Co. Ltd.	1,400	88,312
Novartis AG (Registered)	70,140	5,990,088
Novo Nordisk A/S, Class B	46,970	1,996,410
Ono Pharmaceutical Co. Ltd.	14,600	319,233
Orion OYJ, Class A	1,474	74,449
Orion OYJ, Class B	1,684	84,838
Otsuka Holdings Co. Ltd.	15,300	672,954
Recipharm AB, Class B(a)	2,145	25,722
Recordati SpA	2,342	99,680
Roche Holding AG	19,250	4,886,070
Roche Holding AG - BR	840	217,215
Rohto Pharmaceutical Co. Ltd.	2,000	40,382
Sanofi	30,030	2,857,921
Santen Pharmaceutical Co. Ltd.	14,100	198,685
Sawai Pharmaceutical Co. Ltd.	1,200	67,551
Seikagaku Corp.	1,800	28,980
Shionogi & Co. Ltd.	8,300	442,887
Sosei Group Corp.*	800	83,044
STADA Arzneimittel AG(a)	2,248	174,396
Taisho Pharmaceutical Holdings Co. Ltd.	2,500	187,113
Takeda Pharmaceutical Co. Ltd.	24,700	1,303,683
Teva Pharmaceutical Industries Ltd.	44,672	1,445,606
Torii Pharmaceutical Co. Ltd.	700	19,512
Towa Pharmaceutical Co. Ltd.	400	19,295
Tsumura & Co.	900	34,983
UCB SA	2,241	162,650
United Laboratories International Holdings Ltd. (The)*	130,000	81,561
Valeant Pharmaceuticals International, Inc.*(a)	17,995	296,198
Vifor Pharma AG(a)	1,301	139,289

		33,458,586

Professional Services - 0.9%
Adecco Group AG (Registered)*	5,810	444,399
AF AB, Class B	3,322	72,649

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Professional Services - (continued)
ALS Ltd.	11,071	65,582
Applus Services SA	14,805	190,261
Benefit One, Inc.	500	20,272
Bertrandt AG(a)	4,625	439,229
Brunel International NV	2,003	30,665
Bureau Veritas SA	3,536	80,231
Capita plc	25,680	222,937
DKSH Holding AG(a)	660	52,090
en-japan, Inc.	1,700	48,694
Experian plc	26,460	525,695
Funai Soken Holdings, Inc.	1,800	46,818
Groupe Crit	2,456	234,546
Hays plc	34,264	75,347
Intertek Group plc	4,340	246,088
IPH Ltd.(a)	117,834	425,209
JAC Recruitment Co. Ltd.	1,300	21,166
McMillan Shakespeare Ltd.	63,465	727,075
Meitec Corp.	2,400	112,295
Morneau Shepell, Inc.	2,428	40,132
Nihon M&A Center, Inc.	1,200	48,056
Nomura Co. Ltd.	3,000	63,369
Outsourcing, Inc.	600	29,920
Pagegroup plc	20,728	133,819
Persol Holdings Co. Ltd.	5,700	107,815
Randstad Holding NV	2,200	132,232
Recruit Holdings Co. Ltd.	34,600	597,777
RELX NV	28,770	603,095
RELX plc	29,845	649,998
RWS Holdings plc	3,090	17,242
SEEK Ltd.	5,653	77,174
SGS SA (Registered)(a)	184	407,723
Stantec, Inc.	3,052	77,413
Synergie SA	4,886	230,539
TechnoPro Holdings, Inc.	1,900	81,420
Teleperformance	1,540	213,612
Wolters Kluwer NV	8,400	372,524

		7,965,108

Real Estate Management & Development - 3.0%
ADO Group Ltd.*	8,391	117,831
ADO Properties SA(b)	1,742	78,363
Aeon Mall Co. Ltd.	7,690	146,221
Africa Israel Properties Ltd.*	9,543	190,061
Airport City Ltd.*	3,817	50,319
Allreal Holding AG (Registered)*	583	106,286
Alrov Properties and Lodgings Ltd.	7,366	212,296
Altus Group Ltd.	1,760	35,973
Amot Investments Ltd.	14,530	77,101
Asian Growth Properties Ltd.	12,680	4,597
Atrium European Real Estate Ltd.	137,494	640,316
Atrium Ljungberg AB, Class B	1,034	17,615
Aveo Group	21,223	41,172
Azrieli Group Ltd.	639	34,913
Bayside Land Corp.	144	62,092
Big Shopping Centers Ltd.	3,126	219,265
Blue Square Real Estate Ltd.	4,474	204,603
Bukit Sembawang Estates Ltd.	4,900	24,587
BUWOG AG*	2,491	72,938
CA Immobilien Anlagen AG	1,760	45,236
Capital & Counties Properties plc	899	3,409
CapitaLand Ltd.	70,000	190,318
Castellum AB	11,495	178,343
Cheung Kong Property Holdings Ltd.	140,000	1,133,781

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
City Developments Ltd.	13,300	110,343
Citycon OYJ	17,169	46,557
CLS Holdings plc	14,240	39,931
Colliers International Group, Inc.	1,940	104,171
D Carnegie & Co. AB*	5,768	83,428
Daejan Holdings plc(a)	5,923	509,120
Daibiru Corp.	3,300	37,153
Daikyo, Inc.	2,000	4,181
Daito Trust Construction Co. Ltd.	1,900	320,521
Daiwa House Industry Co. Ltd.	31,000	1,079,859
Deutsche EuroShop AG	1,157	47,982
Deutsche Wohnen AG	9,240	364,784
Dios Fastigheter AB	72,940	425,609
Emperor International Holdings Ltd.	620,000	239,739
Fabege AB	3,190	62,901
Far East Consortium International Ltd.	812,226	448,224
Fastighets AB Balder, Class B*	2,530	64,274
FastPartner AB	2,660	43,489
First Capital Realty, Inc.	8,306	135,494
FirstService Corp.	1,780	114,368
Gateway Lifestyle(a)	240,562	371,622
Gazit-Globe Ltd.	3,940	37,608
Global Logistic Properties Ltd.	70,000	170,719
Goldcrest Co. Ltd.	15,000	333,680
Grainger plc	22,537	78,053
Great Eagle Holdings Ltd.	8,536	46,832
GuocoLand Ltd.	8,800	12,352
Hang Lung Group Ltd.	27,000	102,674
Hang Lung Properties Ltd.	22,000	54,816
Heiwa Real Estate Co. Ltd.	24,600	385,158
Hemfosa Fastigheter AB	10,627	130,127
Henderson Land Development Co. Ltd.	26,149	151,333
Hiag Immobilien Holding AG*	112	13,895
HKR International Ltd.*	577,600	320,965
Ho Bee Land Ltd.	143,100	255,159
Hufvudstaden AB, Class A	2,640	45,887
Hulic Co. Ltd.	6,200	65,370
Hysan Development Co. Ltd.	19,000	91,957
Ichigo, Inc.	6,700	20,434
Inmobiliaria Colonial SA	9,408	87,616
Intershop Holding AG	55	27,262
Investors Cloud Co. Ltd.	500	25,567
Isras Investment Co. Ltd.	680	77,495
Japan Asset Marketing Co. Ltd.*	108,800	128,006
Jerusalem Economy Ltd.*	125,600	307,835
Jeudan A/S*	112	12,474
K Wah International Holdings Ltd.	191,941	115,506
Kabuki-Za Co. Ltd.	1,000	50,681
Kenedix, Inc.(a)	13,500	69,030
Kennedy Wilson Europe Real Estate plc	78,960	1,189,828
Kerry Properties Ltd.	39,000	136,822
Klovern AB, Class B	367,220	468,045
Kowloon Development Co. Ltd.	161,000	177,076
Kungsleden AB(a)	155,222	1,018,944
Lai Sun Development Co. Ltd.	8,760,000	325,269
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	143,500	65,777
LEG Immobilien AG	1,400	134,177

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
LendLease Group	30,380	408,678
Leopalace21 Corp.	21,500	153,134
Melisron Ltd.	817	41,654
Mitsubishi Estate Co. Ltd.	42,382	769,431
Mitsui Fudosan Co. Ltd.	25,200	578,030
Mobimo Holding AG (Registered)*	252	72,086
Morguard Corp.	3,850	529,589
New World Development Co. Ltd.	162,662	219,933
Nexity SA*	1,545	82,580
Nomura Real Estate Holdings, Inc.	5,800	114,850
Norstar Holdings, Inc.	12,849	231,252
NTT Urban Development Corp.	3,200	32,697
Open House Co. Ltd.	2,000	66,066
Oxley Holdings Ltd.	333,400	142,479
PATRIZIA Immobilien AG*	3,248	58,532
Perennial Real Estate Holdings Ltd.	331,800	215,137
Property & Building Corp. Ltd.	1,768	166,525
PSP Swiss Property AG (Registered)	817	74,515
Purplebricks Group plc*(a)	13,464	85,201
Relo Group, Inc.	2,270	45,464
S IMMO AG*	3,095	46,087
Sagax AB, Class B	4,852	61,002
Savills plc	113,159	1,363,534
SEA Holdings Ltd.	10,000	11,844
Selvaag Bolig ASA	38,500	177,848
Sino Land Co. Ltd.	157,233	259,701
Soundwill Holdings Ltd.	70,000	175,669
St Modwen Properties plc	2,689	12,709
Sumitomo Realty & Development Co. Ltd.	14,000	423,567
Summit Real Estate Holdings Ltd.	37,778	248,960
Sun Hung Kai Properties Ltd.	44,435	688,416
Swire Pacific Ltd., Class A	20,500	204,471
Swire Pacific Ltd., Class B	217,500	385,979
Swire Properties Ltd.	47,600	164,555
Swiss Prime Site AG (Registered)*	1,984	179,410
TAG Immobilien AG	7,460	121,991
TAI Cheung Holdings Ltd.	280,000	305,090
Takara Leben Co. Ltd.(a)	53,736	246,078
TOC Co. Ltd.	4,900	45,987
Tokyo Tatemono Co. Ltd.	14,200	193,026
Tokyu Fudosan Holdings Corp.	8,200	49,128
Tricon Capital Group, Inc.	5,225	43,871
United Industrial Corp. Ltd.	5,656	13,377
Unizo Holdings Co. Ltd.(a)	11,000	254,853
UOL Group Ltd.	26,999	156,957
Victoria Park AB, Class A	3,808	12,946
Victoria Park AB, Class B	7,869	26,752
Vonovia SE	14,745	595,501
Wallenstam AB, Class B	5,225	53,096
Wang On Properties Ltd.*	76,000	15,083
Wharf Holdings Ltd. (The)	57,000	484,965
Wheelock & Co. Ltd.	38,000	286,576
Wheelock Properties Singapore Ltd.	16,500	22,734
Wihlborgs Fastigheter AB	4,169	101,222
Wing Tai Holdings Ltd.	59,200	88,983
Yanlord Land Group Ltd.	22,400	29,873

		26,915,489

Road & Rail - 1.6%
Aurizon Holdings Ltd.	1,177	4,717
Canadian National Railway Co.	21,070	1,659,923
Canadian Pacific Railway Ltd.	3,780	589,995

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Road & Rail - (continued)
Central Japan Railway Co.	10,100	1,622,472
ComfortDelGro Corp. Ltd.(a)	52,700	89,697
DSV A/S	5,180	333,089
East Japan Railway Co.	11,000	1,030,363
Europcar Groupe SA(b)	3,289	47,657
Firstgroup plc*	967,120	1,472,628
Fukuyama Transporting Co. Ltd.	5,000	31,902
Go-Ahead Group plc	32,706	773,967
Hankyu Hanshin Holdings, Inc.	12,400	441,595
Hitachi Transport System Ltd.	2,700	62,091
Keikyu Corp.	12,000	139,119
Keio Corp.	14,000	117,073
Keisei Electric Railway Co. Ltd.	3,500	95,661
Kintetsu Group Holdings Co. Ltd.	76,000	290,945
Kyushu Railway Co.	7,000	230,282
MTR Corp. Ltd.	37,174	214,901
Nagoya Railroad Co. Ltd.	29,000	132,802
Nankai Electric Railway Co. Ltd.	15,000	73,714
National Express Group plc	17,820	85,538
Nikkon Holdings Co. Ltd.	2,600	61,415
Nippon Express Co. Ltd.	37,000	236,074
Nishi-Nippon Railroad Co. Ltd.	5,000	21,992
Nobina AB(b)	4,965	24,429
Odakyu Electric Railway Co. Ltd.	14,200	280,800
Sankyu, Inc.	11,669	87,865
Seino Holdings Co. Ltd.	7,500	100,864
Senko Group Holdings Co. Ltd.	115,600	785,697
Sixt SE(a)	550	38,726
Sixt SE (Preference)	238	13,466
Stagecoach Group plc	301,044	715,577
Stef SA	2,660	294,327
TFI International, Inc.	172	4,031
Tobu Railway Co. Ltd.	20,000	105,706
Tokyu Corp.	21,000	308,457
Trancom Co. Ltd.	600	29,594
Transport International Holdings Ltd.	190,400	642,374
VTG AG	9,311	465,069
West Japan Railway Co.	9,300	666,432

		14,423,026

Semiconductors & Semiconductor Equipment - 0.7%
Advantest Corp.(a)	3,100	56,869
ams AG*(a)	3,157	228,223
ASM International NV	677	40,596
ASM Pacific Technology Ltd.(a)	5,000	64,788
ASML Holding NV	12,269	1,853,709
BE Semiconductor Industries NV	2,002	129,560
Dialog Semiconductor plc*	2,800	121,831
Disco Corp.	800	141,690
Infineon Technologies AG	30,520	661,549
Japan Material Co. Ltd.	1,300	25,413
Landing International Development Ltd.*	54,600,000	629,181
Melexis NV	495	42,416
Nordic Semiconductor ASA*(a)	8,723	42,945
Nova Measuring Instruments Ltd.*(a)	800	18,656
NuFlare Technology, Inc.	2,500	133,716
Renesas Electronics Corp.*	6,300	59,240
Rohm Co. Ltd.	2,200	170,234
Sanken Electric Co. Ltd.	84,000	426,481
SCREEN Holdings Co. Ltd.	1,800	120,548
Shindengen Electric Manufacturing Co. Ltd.	70,000	363,003

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Shinko Electric Industries Co. Ltd.	5,800	42,255
Siltronic AG*	313	33,950
SMA Solar Technology AG	992	35,859
SOITEC*	816	51,519
STMicroelectronics NV	22,820	388,236
Sumco Corp.	4,100	66,642
Tokyo Electron Ltd.	4,300	606,113
Tokyo Seimitsu Co. Ltd.	1,400	48,590
Tower Semiconductor Ltd.*	3,423	91,154
u-blox Holding AG*	219	43,603
Ulvac, Inc.	1,700	91,081

		6,829,650

Software - 0.9%
AVEVA Group plc	927	24,247
Capcom Co. Ltd.	1,300	32,201
COLOPL, Inc.(a)	3,000	33,585
Computer Modelling Group Ltd.	3,504	26,535
Constellation Software, Inc.	564	302,915
Dassault Systemes SE(a)	3,710	362,568
Descartes Systems Group, Inc. (The)*	4,000	100,052
Fidessa Group plc	2,467	73,634
Fuji Soft, Inc.	1,600	45,830
Gemalto NV	1,510	76,659
GungHo Online Entertainment, Inc.	18,500	49,894
Hilan Ltd.	1,569	28,490
IGG, Inc.	75,000	126,374
IRESS Ltd.	13,633	140,511
Justsystems Corp.	5,600	86,259
Kinaxis, Inc.*	1,436	92,082
Koei Tecmo Holdings Co. Ltd.	1,440	29,727
Konami Holdings Corp.	2,200	114,485
LINE Corp.*(a)	900	33,354
Micro Focus International plc	5,735	168,831
Miroku Jyoho Service Co. Ltd.	1,000	21,051
MYOB Group Ltd.	31,509	83,767
Nemetschek SE	770	59,626
Nexon Co. Ltd.	3,500	72,696
Nice Ltd.	1,452	107,924
Nintendo Co. Ltd.	3,100	1,051,523
NSD Co. Ltd.	2,580	49,174
Open Text Corp.	7,318	244,021
Oracle Corp. Japan	800	53,649
Paradox Interactive AB	952	7,768
Playtech plc	6,010	76,103
Rentian Technology Holdings Ltd.*	1,940,000	94,390
Sage Group plc (The)	30,800	273,679
SAP SE	27,110	2,866,414
Silverlake Axis Ltd.	56,400	24,103
SimCorp A/S	1,868	116,357
Software AG	1,320	57,528
Sophos Group plc(b)	11,880	70,714
Square Enix Holdings Co. Ltd.	1,800	58,889
Systena Corp.	1,300	29,766
Technology One Ltd.	19,952	85,537
Temenos Group AG (Registered)	1,377	133,440
Trend Micro, Inc.	2,500	124,892
Ubisoft Entertainment SA*	2,091	131,720
WiseTech Global Ltd.	4,953	27,798
Xero Ltd.*	1,674	33,109

		7,903,871

Specialty Retail - 2.3%
ABC-Mart, Inc.	700	39,848

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Specialty Retail - (continued)
Adastria Co. Ltd.	1,600	39,908
Alpen Co. Ltd.	16,500	301,045
AOKI Holdings, Inc.	32,100	414,850
Aoyama Trading Co. Ltd.	2,000	69,596
AP Eagers Ltd.	7,488	54,281
Arcland Sakamoto Co. Ltd.	24,500	335,033
Autobacs Seven Co. Ltd.	2,100	34,932
Automotive Holdings Group Ltd.(a)	222,623	680,710
BCA Marketplace plc(a)	40,832	104,432
Bic Camera, Inc.(a)	4,100	47,532
Bilia AB, Class A	65,680	633,330
Card Factory plc	3,263	13,194
Chiyoda Co. Ltd.	2,800	72,879
Chow Sang Sang Holdings International Ltd.	91,000	212,756
Chow Tai Fook Jewellery Group Ltd.	42,800	44,443
Clas Ohlson AB, Class B	3,046	62,509
DCM Holdings Co. Ltd.(a)	93,000	808,842
Delek Automotive Systems Ltd.	18,931	156,717
Dixons Carphone plc	25,119	89,081
Dufry AG (Registered)*	1,155	184,470
Dunelm Group plc	78,192	620,568
EDION Corp.(a)	58,500	537,907
Fast Retailing Co. Ltd.	1,400	419,639
Fenix Outdoor International AG	366	38,595
Fielmann AG	603	48,258
Geo Holdings Corp.	18,000	196,461
Giordano International Ltd.	950,000	529,119
GrandVision NV(b)	1,265	35,615
Groupe Fnac SA*	13,303	1,254,739
Halfords Group plc	137,344	603,317
Hennes & Mauritz AB, Class B(a)	21,770	566,517
Hikari Tsushin, Inc.	600	65,433
Hornbach Baumarkt AG(a)	3,831	141,961
Hornbach Holding AG & Co. KGaA	6,844	629,388
IDOM, Inc.(a)	49,000	324,168
Industria de Diseno Textil SA	30,660	1,214,216
JB Hi-Fi Ltd.(a)	5,590	116,077
JD Sports Fashion plc	8,615	40,649
JINS, Inc.	900	54,735
Joshin Denki Co. Ltd.	38,000	534,087
Joyful Honda Co. Ltd.	4,200	116,123
Kingfisher plc	127,890	496,369
Kohnan Shoji Co. Ltd.(a)	21,000	382,578
Komeri Co. Ltd.	1,000	29,232
K’s Holdings Corp.(a)	3,000	60,166
Leon’s Furniture Ltd.	20,598	297,140
L’Occitane International SA	15,250	35,342
Luk Fook Holdings International Ltd.	16,672	61,265
Maisons du Monde SA(b)	2,216	81,816
Mekonomen AB(a)	14,631	307,486
METRO AG	9,617	107,727
Nafco Co. Ltd.	14,000	221,603
Nitori Holdings Co. Ltd.	2,300	323,888
Nojima Corp.	28,000	452,582
PAL GROUP Holdings Co. Ltd.	8,700	277,546
Pets at Home Group plc(a)	342,661	734,089
Premier Investments Ltd.(a)	2,860	31,167
Sa Sa International Holdings Ltd.(a)	189,155	69,509
Shimachu Co. Ltd.	36,400	910,206
Shimamura Co. Ltd.	900	111,752

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Specialty Retail - (continued)
Sleep Country Canada Holdings, Inc.(b)	1,952	59,205
Sports Direct International plc*	28,888	144,378
Super Retail Group Ltd.(a)	117,614	787,797
SuperGroup plc	6,540	129,158
T-Gaia Corp.	7,600	151,869
United Arrows Ltd.	18,400	557,021
USS Co. Ltd.	6,200	124,959
Valora Holding AG (Registered)	109	36,264
VT Holdings Co. Ltd.	53,000	270,528
WH Smith plc	3,320	77,034
Xebio Holdings Co. Ltd.	5,000	94,077
XXL ASA(a)(b)	3,250	31,466
Yamada Denki Co. Ltd.(a)	37,700	200,962
Yellow Hat Ltd.	14,100	363,682

		20,507,823

Technology Hardware, Storage & Peripherals - 0.7%
BlackBerry Ltd.*	12,455	116,428
Brother Industries Ltd.	14,300	364,958
Canon, Inc.	29,300	1,017,459
China Goldjoy Group Ltd.	128,000	6,392
Eizo Corp.	15,400	616,725
Elecom Co. Ltd.	5,600	120,671
FUJIFILM Holdings Corp.	28,000	1,027,051
Hitachi Maxell Ltd.	28,400	628,427
Konica Minolta, Inc.	15,800	130,695
Logitech International SA (Registered)	3,669	133,664
MCJ Co. Ltd.	21,000	247,830
Melco Holdings, Inc.	7,000	234,083
NEC Corp.	106,000	287,796
Neopost SA	25,060	1,144,011
Ricoh Co. Ltd.	14,200	133,267
Riso Kagaku Corp.	1,700	35,478
Seiko Epson Corp.(a)	14,200	374,100
Toshiba TEC Corp.	19,000	105,064

		6,724,099

Textiles, Apparel & Luxury Goods - 1.4%
adidas AG	5,670	1,290,191
Aritzia, Inc.*	6,528	69,375
Asics Corp.	4,600	83,553
Brunello Cucinelli SpA	2,164	63,274
Burberry Group plc	7,980	180,005
Cie Financiere Richemont SA (Registered)	13,090	1,114,519
Coats Group plc	70,992	74,219
Delta-Galil Industries Ltd.	7,027	194,630
Descente Ltd.	2,800	40,596
Gildan Activewear, Inc.	6,720	201,887
Global Brands Group Holding Ltd.*	4,678,000	443,233
Goldwin, Inc.	600	37,685
Gunze Ltd.	7,000	26,988
Hermes International	835	421,351
HUGO BOSS AG	570	42,828
Japan Wool Textile Co. Ltd. (The)	45,800	391,701
Kering(a)	2,030	707,241
Kurabo Industries Ltd.	164,000	424,490
Li & Fung Ltd.(a)	94,000	34,422
Luxottica Group SpA	3,780	217,795
LVMH Moet Hennessy Louis Vuitton SE	7,514	1,884,311
Moncler SpA	3,061	81,922

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Onward Holdings Co. Ltd.	6,000	43,441
OVS SpA(b)	106,992	805,427
Pacific Textiles Holdings Ltd.	80,000	90,549
Pandora A/S	3,220	369,085
Puma SE	13	5,197
Regina Miracle International Holdings Ltd.(a)(b)	20,000	17,618
Samsonite International SA	36,300	152,215
Seiko Holdings Corp.	101,000	450,636
Seiren Co. Ltd.	45,300	765,010
Stella International Holdings Ltd.(a)	446,000	762,925
Swatch Group AG (The)	803	319,502
Swatch Group AG (The) (Registered)	3,171	244,846
Ted Baker plc	3,305	109,757
Texwinca Holdings Ltd.(a)	428,000	259,754
Tod’s SpA	219	15,156
TSI Holdings Co. Ltd.	4,800	34,622
Wacoal Holdings Corp.	3,000	42,083
Yondoshi Holdings, Inc.	1,400	35,135
Yue Yuen Industrial Holdings Ltd.	40,500	167,234

		12,716,408

Thrifts & Mortgage Finance - 0.4%
Aareal Bank AG	4,200	174,799
Deutsche Pfandbriefbank AG(b)	89,670	1,178,260
Equitable Group, Inc.(a)	6,547	286,790
First National Financial Corp.(a)	11,216	224,221
Genworth Mortgage Insurance Australia Ltd.(a)	151,760	364,684
OneSavings Bank plc	79,380	413,579
Paragon Group of Cos. plc (The)	198,870	1,135,240

		3,777,573

Tobacco - 0.7%
British American Tobacco plc	61,950	3,849,599
Imperial Brands plc	24,220	996,230
Japan Tobacco, Inc.	30,000	1,040,952
Scandinavian Tobacco Group A/S, Class A(b)	40,180	645,922
Swedish Match AB	4,143	145,458

		6,678,161

Trading Companies & Distributors - 2.1%
AddTech AB, Class B	4,329	84,289
Advan Co. Ltd.	14,000	126,449
Ahlsell AB(b)	14,280	98,153
Ashtead Group plc	13,720	294,650
BayWa AG(a)	11,471	422,567
Beijer Ref AB(a)	1,265	37,923
Bergman & Beving AB, Class B	22,373	276,584
Bossard Holding AG (Registered), Class A	174	37,691
Brenntag AG	4,206	237,753
Bunzl plc	8,470	255,488
CMBC Capital Holdings Ltd.	680,000	32,650
Cramo OYJ	29,680	846,824
Diploma plc	5,245	74,679
Ferguson plc	6,860	409,416
Finning International, Inc.	431	8,647
Grafton Group plc	174,217	1,765,083
Hanwa Co. Ltd.	21,000	149,953
Howden Joinery Group plc	31,504	176,475
IMCD Group NV	2,440	136,171
Inaba Denki Sangyo Co. Ltd.	1,000	39,323
Inabata & Co. Ltd.	39,600	556,934

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Trading Companies & Distributors - (continued)
Indutrade AB	2,198	54,155
ITOCHU Corp.	78,200	1,224,717
Iwatani Corp.	10,992	71,128
Japan Pulp & Paper Co. Ltd.	85,000	324,630
Kanamoto Co. Ltd.	29,123	1,043,731
Kanematsu Corp.	384,000	837,540
Kuroda Electric Co. Ltd.	25,700	490,997
Marubeni Corp.	66,000	436,814
MISUMI Group, Inc.	8,100	200,567
Mitani Corp.	12,200	479,741
Mitsubishi Corp.	70,600	1,531,227
Mitsui & Co. Ltd.	84,800	1,231,766
MonotaRO Co. Ltd.	1,400	46,120
Nagase & Co. Ltd.	4,900	76,851
Nippon Steel & Sumikin Bussan Corp.	600	30,897
Nishio Rent All Co. Ltd.	15,100	502,217
Noble Group Ltd.*(a)	46,830	12,939
Ramirent OYJ	12,059	119,712
Reece Ltd.	1,100	37,147
Rexel SA	8,704	137,357
Richelieu Hardware Ltd.	5,260	136,826
Russel Metals, Inc.	5,264	104,981
Seven Group Holdings Ltd.	10,640	101,594
SIG plc(a)	478,965	1,045,039
Sojitz Corp.	58,900	148,190
Sumitomo Corp.	51,300	692,465
Toromont Industries Ltd.	3,554	131,554
Toyota Tsusho Corp.	14,900	478,709
Travis Perkins plc	7,214	144,371
Yamazen Corp.	72,200	740,329

		18,682,013

Transportation Infrastructure - 0.5%
Abertis Infraestructuras SA	18,513	364,290
Aena SA(b)	2,187	426,093
Aeroports de Paris	1,295	218,409
Ansaldo STS SpA*	2,145	29,336
ASTM SpA	27,090	589,276
Atlantia SpA	11,553	349,923
Auckland International Airport Ltd.	32,244	168,257
BBA Aviation plc	32,469	128,288
Enav SpA(b)	12,657	57,870
Flughafen Wien AG	468	18,321
Flughafen Zuerich AG (Registered)	385	98,440
Fraport AG Frankfurt Airport Services Worldwide	880	87,795
Groupe Eurotunnel SE (Registered)	15,470	170,755
Hamburger Hafen und Logistik AG	1,220	34,032
Hong Kong Aircraft Engineering Co. Ltd.	30,800	214,925
Japan Airport Terminal Co. Ltd.	1,600	59,224
Kamigumi Co. Ltd.	13,000	139,065
Macquarie Atlas Roads Group	19,841	88,071
Port of Tauranga Ltd.	5,225	18,334
Qube Holdings Ltd.(a)	35,264	74,887
SATS Ltd.	19,000	67,617
SAVE SpA	752	18,548
SIA Engineering Co. Ltd.	5,000	13,410
Societa Iniziative Autostradali e Servizi SpA	4,167	57,088
Sumitomo Warehouse Co. Ltd. (The)	112,000	716,630
Sydney Airport	30,450	163,605

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Transportation Infrastructure - (continued)
Transurban Group	55,790	508,201
Westshore Terminals Investment Corp.	5,020	94,736

		4,975,426

Water Utilities - 0.0%(d)
Pennon Group plc	6,638	70,447
Severn Trent plc	7,036	207,780
SIIC Environment Holdings Ltd.	45,600	16,295
United Utilities Group plc	13,441	159,037

		453,559

Wireless Telecommunication Services - 0.9%
Cellcom Israel Ltd.*	5,408	50,405
Drillisch AG	979	65,353
Freenet AG	7,273	244,641
KDDI Corp.	50,900	1,345,111
M1 Ltd.	16,500	21,944
Millicom International Cellular SA, SDR(a)	404	25,272
NTT DOCOMO, Inc.	37,300	865,197
Okinawa Cellular Telephone Co.	9,900	347,188
Partner Communications Co. Ltd.*	6,748	34,215
Rogers Communications, Inc., Class B	9,660	500,786
SmarTone Telecommunications Holdings Ltd.	367,740	483,091
SoftBank Group Corp.	25,641	2,078,755
StarHub Ltd.(a)	20,200	40,632
Tele2 AB, Class B	8,165	97,002
Vodafone Group plc	687,750	2,012,863

		8,212,455

TOTAL COMMON STOCKS (Cost $782,632,099)		893,335,188

CLOSED END FUNDS - 0.2%
Capital Markets - 0.2%
HBM Healthcare Investments AG Class A*	4,900	586,060
Tetragon Financial Group Ltd.(a)	111,790	1,447,680

TOTAL CLOSED END FUNDS (Cost $1,714,851)		2,033,740

	No. of Rights
RIGHT - 0.0%(d)
Equity Real Estate Investment Trusts (REITs) - 0.0%(d)
Gecina SA, expiring 8/2/2017, price 110.50 EUR* (Cost $—)	1,680	4,968

Investments	Shares	Value ($)
INVESTMENT COMPANY - 0.0%(d)
OceanaGold Corp. (Cost $3,133)	1,000	2,727

	No. of Warrants
WARRANT - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Euro Disney SCA, expiring 12/31/2017*(c) (Cost $—)	11,550	—

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(e) - 1.9%
CERTIFICATES OF DEPOSIT - 0.5%
Bank of Tokyo UFJ Ltd., London
1.30%, 8/16/2017	500,000	499,730
BNP Paribas, New York
1.38%, 12/1/2017(f)	500,000	500,000
Credit Suisse, New York
1.35%, 8/16/2017(f)	400,000	400,000
KBC Bank NV, Brussels
1.25%, 8/11/2017	600,000	599,792
Landesbank Baden-Wurttemberg, London
1.33%, 8/9/2017	700,000	699,794
OCBC, New York
1.30%, 9/20/2017	700,000	700,000
Societe Generale, New York
1.31%, 8/31/2017	700,000	700,000
The Chiba Bank Ltd., New York Branch
1.27%, 8/4/2017	500,000	500,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $4,599,316)		4,599,316

COMMERCIAL PAPER - 0.2%
DBS Bank Ltd.
1.30%, 9/25/2017	750,000	748,510
GE Capital Treasury Services LLC
1.31%, 12/14/2017	500,000	500,018
Macquarie Bank Ltd.
1.34%, 9/25/2017	750,000	748,465

TOTAL COMMERCIAL PAPER (Cost $1,996,975)		1,996,993

CORPORATE BOND - 0.1%
Caisse Centrale Desjardins Du Quebec
1.32%, 9/12/2017(b)(f) (Cost $500,149)	500,000	500,149

REPURCHASE AGREEMENTS - 1.1%
Citigroup Global Markets, Inc., 1.34%, dated 7/31/2017, due 8/1/2017, repurchase price $375,014, collateralized by various U.S. Treasury Securities, 3.75%, maturing 8/15/2041; total market value $382,502	375,000	375,000

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - (continued)
REPURCHASE AGREEMENTS - (continued)
Citigroup Global Markets, Inc., 1.04%, dated 7/31/2017, due 8/1/2017, repurchase price $3,298,568, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.63%, maturing 8/15/2019 - 10/15/2019; total market value $3,364,443	3,298,472	3,298,472
Deutsche Bank AG, London Branch, 1.55%, dated 7/31/2017, due 8/1/2017, repurchase price $4,000,172, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 2.00%, maturing 6/30/2018 - 4/30/2024; Common Stocks; total market value $4,434,349	4,000,000	4,000,000
Mizuho Securities USA, Inc., 1.05%, dated 7/31/2017, due 8/1/2017, repurchase price $2,000,058, collateralized by various U.S. Treasury Securities, 1.50%, maturing 6/15/2020; total market value $2,040,000	2,000,000	2,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $9,673,472)		9,673,472

TIME DEPOSIT - 0.0%(d)
ABN Amro Bank NV
1.21%, 8/1/2017 (Cost $250,000)	250,000	250,000

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $17,019,912)		17,019,930

Total Investments — 100.6% (Cost $801,369,995)		912,396,553
Liabilities Less Other Assets — (0.6%)		(5,770,183)

Net assets — 100.0%		906,626,370

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $43,698,731, collateralized in the form of cash with a value of $17,015,677 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $3,412,951 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from August 15, 2017 – August 15, 2046 and $26,029,557 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 8.50%, and maturity dates ranging from September 11, 2017 – July 22, 2068; a total value of $46,458,185.

(b)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)

Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2017 amounted to $128,127, which represents approximately 0.01% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at July 31, 2017. The total value of securities purchased was $17,019,930.
(f)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.

Percentages shown are based on Net Assets.

Abbreviations

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
DI	Depositary Interest
EUR	Euro
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$129,298,361
Aggregate gross unrealized depreciation	(23,138,064)

Net unrealized appreciation	$106,160,297

Federal income tax cost of investments	$806,236,256

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of July 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index Futures Contracts	79	09/15/2017	$3,210,570	$(69,677)
FTSE 100® Index Futures Contracts	18	09/15/2017	1,734,685	(24,685)
Hang Seng Index Futures Contracts	2	08/30/2017	348,623	5,409
Nikkei 225 SGX Index Futures Contracts	32	09/07/2017	2,888,095	(13,061)
S&P Toronto Stock Exchange 60® Index Futures Contracts	9	09/14/2017	1,280,173	(10,007)
SPI 200® Index Futures Contracts	9	09/21/2017	1,016,878	(4,096)

				$(116,117)

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	532,199	Morgan Stanley	USD	403,954	09/20/2017	$20,656
AUD	235,069	Bank of Montreal	USD	180,000	09/20/2017	7,547
CAD	1,720,567	Goldman Sachs & Co.	USD	1,300,000	09/20/2017	76,828
CAD	1,015,585	Citibank NA	USD	768,683	09/20/2017	44,007
CHF	181,259	BNP Paribas SA	USD	190,000	09/20/2017	(1,528)
CHF	95,782	Citibank NA	USD	98,977	09/20/2017	616
EUR	1,310,416	Citibank NA	USD	1,471,450	09/20/2017	77,745
EUR	220,364	Toronto-Dominion Bank (The)	USD	247,000	09/20/2017	13,518
GBP	871,392	Citibank NA	USD	1,115,870	09/20/2017	34,898
JPY	383,118,376	Bank of New York	USD	3,437,163	09/20/2017	38,111
JPY	55,862,100	Toronto-Dominion Bank (The)	USD	500,000	09/20/2017	6,726
SEK	1,442,512	Societe Generale	USD	170,000	09/20/2017	8,844
USD	420,000	Toronto-Dominion Bank (The)	AUD	551,766	09/20/2017	(20,221)
USD	1,690,000	Toronto-Dominion Bank (The)	CAD	2,240,553	09/20/2017	(102,930)
USD	240,000	Toronto-Dominion Bank (The)	CHF	232,148	09/20/2017	(1,386)
USD	820,000	Toronto-Dominion Bank (The)	EUR	728,717	09/20/2017	(41,501)
USD	350,000	Toronto-Dominion Bank (The)	GBP	272,616	09/20/2017	(10,020)
USD	1,620,000	Toronto-Dominion Bank (The)	JPY	178,558,344	09/20/2017	294
USD	2,771	Morgan Stanley	SGD	3,828	09/20/2017	(52)

						$152,152

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2017:

Australia	6.3%
Austria	0.4
Belgium	0.9
Canada	8.1
Denmark	1.2
Finland	0.9
France	7.3
Germany	6.3
Hong Kong	3.0
Ireland	0.4
Israel	1.0
Italy	2.4
Japan	27.7
Netherlands	3.1
New Zealand	0.3
Norway	1.1
Portugal	0.3
Singapore	1.4
Spain	2.8
Sweden	2.6
Switzerland	5.2
United Kingdom	16.0
United States	0.0 †
Other[1]	1.3

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.9%
Aerospace & Defense - 0.2%
Aselsan Elektronik Sanayi Ve Ticaret A/S	4,322	29,511
AviChina Industry & Technology Co. Ltd., Class H(a)	60,000	36,798
Bharat Electronics Ltd.	15,660	43,635
Embraer SA	54,000	273,888
Hanwha Techwin Co. Ltd.*	1,710	60,971
Korea Aerospace Industries Ltd.	1,800	83,160
LIG Nex1 Co. Ltd.	430	31,470
United Aircraft Corp. PJSC*^	25,155,036	262,584

		822,017

Air Freight & Logistics - 0.4%
Allcargo Logistics Ltd.*	3,182	8,512
Aramex PJSC	24,595	35,490
Blue Dart Express Ltd.	318	21,133
GD Express Carrier Bhd.	51,600	8,135
Gulf Warehousing Co.	1,548	21,004
Hanjin Transportation Co. Ltd.	11,340	319,715
Hyundai Glovis Co. Ltd.	630	88,388
Kerry TJ Logistics Co. Ltd.	14,000	16,714
Pos Malaysia Bhd.	8,600	10,626
Sinotrans Ltd., Class H	2,880,000	1,463,941

		1,993,658

Airlines - 0.7%
Aegean Airlines SA	38,520	375,583
Aeroflot PJSC	53,370	178,931
Air Arabia PJSC	3,074,588	887,315
Air China Ltd., Class H	180,000	162,711
AirAsia Bhd.	176,100	132,851
AirAsia X Bhd.*	2,709,000	246,762
Asiana Airlines, Inc.*	6,784	31,403
Bangkok Airways PCL, NVDR	83,100	45,700
Cebu Air, Inc.	274,500	549,435
China Eastern Airlines Corp. Ltd., Class H	110,000	60,703
China Southern Airlines Co. Ltd., Class H	122,000	93,099
Controladora Vuela Cia de Aviacion SAB de CV, Class A*(a)	23,900	32,886
Eva Airways Corp.	180,000	87,331
Garuda Indonesia Persero Tbk. PT*	472,916	12,281
Grupo Aeromexico SAB de CV*	23,179	48,217
Hanjin Kal Corp.*	4,140	87,125
Jeju Air Co. Ltd.	172	5,503
Jet Airways India Ltd.*	6,576	61,166
Korean Air Lines Co. Ltd.*	5,070	161,290
Latam Airlines Group SA	12,870	150,898
SpiceJet Ltd.*	30,186	55,524
Thai Airways International PCL, NVDR*	83,320	46,572
Turk Hava Yollari AO*	15,762	39,498

		3,552,784

Auto Components - 1.9%
Actron Technology Corp.	7,000	24,805
Apollo Tyres Ltd.	18,180	75,524

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Auto Components - (continued)
Balkrishna Industries Ltd.	1,380	34,972
Bharat Forge Ltd.	3,345	59,896
Bosch Ltd.	360	135,681
Cayman Engley Industrial Co. Ltd.	1,000	5,613
Ceat Ltd.	2,236	65,428
Chaowei Power Holdings Ltd.	890,000	504,817
Cheng Shin Rubber Industry Co. Ltd.	101,400	205,181
China First Capital Group Ltd.*	80,000	33,495
Cub Elecparts, Inc.	2,263	28,104
Depo Auto Parts Ind Co. Ltd.	180,000	488,815
Dong Ah Tire & Rubber Co. Ltd.	823	20,225
Exide Industries Ltd.	15,469	52,446
Fuyao Glass Industry Group Co. Ltd., Class H(b)	38,000	129,665
Global PMX Co. Ltd.	1,000	5,696
Halla Holdings Corp.	11,070	652,893
Hankook Tire Co. Ltd.	7,470	417,207
Hanon Systems	10,800	98,923
Hiroca Holdings Ltd.	90,000	320,412
Hota Industrial Manufacturing Co. Ltd.	9,826	45,070
Hu Lane Associate, Inc.	8,000	47,689
Hyundai Mobis Co. Ltd.	6,570	1,444,279
Hyundai Wia Corp.	1,620	99,888
Iron Force Industrial Co. Ltd.	3,060	15,556
JK Tyre & Industries Ltd.	68,490	172,850
Kenda Rubber Industrial Co. Ltd.	29,307	45,957
Kumho Tire Co., Inc.*	3,552	23,965
Macauto Industrial Co. Ltd.	5,000	32,704
Mahindra CIE Automotive Ltd.*	6,379	24,894
Mando Corp.	630	144,404
Minth Group Ltd.	28,000	129,063
Motherson Sumi Systems Ltd.*	33,910	171,793
MRF Ltd.	36	38,833
Nemak SAB de CV(b)	72,000	65,065
Nexen Corp.	28,530	225,119
Nexen Tire Corp.	3,532	41,978
Nexteer Automotive Group Ltd.*	26,000	44,875
Rassini SAB de CV, Class A	8,600	19,976
Rassini SAB de CV	3,402	16,197
S&T Motiv Co. Ltd.	12,330	585,070
Sanok Rubber Co. SA	2,092	35,680
Sebang Global Battery Co. Ltd.	8,010	277,367
Seoyon E-Hwa Co. Ltd.	16,470	197,955
SL Corp.	18,810	373,998
Sri Trang Agro-Industry PCL, NVDR	120,400	44,503
Sungwoo Hitech Co. Ltd.	50,850	324,444
Tianneng Power International Ltd.	924,000	733,507
Tong Yang Industry Co. Ltd.	16,400	30,469
Tube Investments of India Ltd.	3,206	38,761
Tung Thih Electronic Co. Ltd.	3,000	21,361
Tupy SA*	18,000	84,096
TYC Brother Industrial Co. Ltd.	180,000	183,902
WABCO India Ltd.	172	14,649
Xingda International Holdings Ltd.	1,142,808	494,573

		9,650,288

Automobiles - 2.1%
Astra International Tbk. PT	828,000	495,594
BAIC Motor Corp. Ltd., Class H(b)	90,000	81,010

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Automobiles - (continued)
Bajaj Auto Ltd.	2,790	122,147
Brilliance China Automotive Holdings Ltd.	180,000	455,868
BYD Co. Ltd., Class H(a)	45,000	280,596
China Motor Corp.	36,000	31,117
Chongqing Changan Automobile Co. Ltd., Class B	1,197,000	1,587,795
Dongfeng Motor Group Co. Ltd., Class H	258,000	316,135
DRB-Hicom Bhd.	945,000	373,012
Ford Otomotiv Sanayi A/S	3,527	45,043
Geely Automobile Holdings Ltd.	214,000	494,848
Great Wall Motor Co. Ltd., Class H(a)	270,000	346,395
Guangzhou Automobile Group Co. Ltd., Class H	196,000	421,103
Hero MotoCorp Ltd.	4,500	256,439
Hyundai Motor Co.	14,040	1,819,222
Hyundai Motor Co. (2nd Preference)	3,420	323,953
Hyundai Motor Co. (3rd Preference)	718	60,825
Hyundai Motor Co. (Preference)	1,890	170,582
Jiangling Motors Corp. Ltd., Class B	89,547	199,041
Kia Motors Corp.	25,740	841,861
Mahindra & Mahindra Ltd.	11,341	248,083
Mahindra & Mahindra Ltd., GDR	2,105	45,468
Maruti Suzuki India Ltd.	5,760	695,860
Sanyang Motor Co. Ltd.	35,000	24,283
Ssangyong Motor Co.*	506	2,822
Tata Motors Ltd.*	50,350	348,951
Tata Motors Ltd., Class A*	20,970	85,153
Tofas Turk Otomobil Fabrikasi A/S	6,639	58,220
TVS Motor Co. Ltd.	6,454	58,563
UMW Holdings Bhd.*	400	545
Yadea Group Holdings Ltd.(b)	1,260,000	316,204
Yulon Motor Co. Ltd.	90,000	78,687

		10,685,425

Banks - 16.2%
Abu Dhabi Commercial Bank PJSC	178,793	352,918
AFFIN Holdings Bhd.	37,910	22,756
Agricultural Bank of China Ltd., Class H	2,430,000	1,135,638
Akbank TAS	189,690	563,097
Akbank TAS, ADR	20,016	119,295
Al Khalij Commercial Bank PQSC	11,954	43,997
Alior Bank SA*	6,120	108,670
Allahabad Bank*	186,840	218,000
Alliance Financial Group Bhd.	80,000	73,432
Alpha Bank AE*	80,460	192,571
AMMB Holdings Bhd.	81,000	93,647
Andhra Bank*	150,539	134,110
Axis Bank Ltd.	68,760	557,143
Banco Bradesco SA*	81,000	776,822
Banco Bradesco SA (Preference)*	282,816	2,724,084
Banco Davivienda SA (Preference)	145,440	1,619,638
Banco de Bogota SA	10,170	230,302
Banco de Chile	931,715	134,513
Banco de Credito e Inversiones	2,070	124,674
Banco do Brasil SA*	100,500	923,314
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	234,000	1,093,248
Banco Santander Brasil SA	18,000	146,938
Banco Santander Chile	3,244,050	229,540

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Bancolombia SA	27,360	280,630
Bancolombia SA (Preference)	38,443	419,401
Bangkok Bank PCL, NVDR	45,000	242,739
Bank Central Asia Tbk. PT	576,000	808,406
Bank Danamon Indonesia Tbk. PT	270,000	115,506
Bank Handlowy w Warszawie SA	2,012	39,572
Bank Mandiri Persero Tbk. PT	432,000	442,570
Bank Millennium SA*	25,240	53,907
Bank Negara Indonesia Persero Tbk. PT	711,000	397,549
Bank of Ayudhya PCL, NVDR	79,400	87,091
Bank of Baroda	38,160	98,774
Bank of China Ltd., Class H	7,200,000	3,549,228
Bank of Chongqing Co. Ltd., Class H	59,500	51,576
Bank of Communications Co. Ltd., Class H	2,070,000	1,534,580
Bank of Jinzhou Co. Ltd., Class H	111,000	120,804
Bank of Maharashtra*	293,490	133,589
Bank of the Philippine Islands	74,700	154,848
Bank of Tianjin Co. Ltd., Class H	855,000	632,754
Bank of Zhengzhou Co. Ltd., Class H(b)	990,000	571,679
Bank Pan Indonesia Tbk. PT*	325,900	26,539
Bank Pekao SA	4,500	159,310
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	729,000	113,257
Bank Pembangunan Daerah Jawa Timur Tbk. PT	9,684,000	457,889
Bank Permata Tbk. PT*	4,113,000	217,627
Bank Rakyat Indonesia Persero Tbk. PT	504,000	558,886
Bank Tabungan Negara Persero Tbk. PT	639,000	124,692
Bank Zachodni WBK SA	1,440	151,601
Banregio Grupo Financiero SAB de CV	4,800	31,450
Barclays Africa Group Ltd.(a)	30,870	338,327
BDO Unibank, Inc.	79,200	197,608
BIMB Holdings Bhd.	13,680	13,931
BNK Financial Group, Inc.	26,280	265,371
BOC Hong Kong Holdings Ltd.	158,500	780,308
Canara Bank	10,037	57,592
Capitec Bank Holdings Ltd.(a)	2,790	181,814
Central Bank of India*	15,111	21,329
Chang Hwa Commercial Bank Ltd.	281,160	164,810
China Banking Corp.	47,300	34,167
China CITIC Bank Corp. Ltd., Class H	1,117,000	725,106
China Construction Bank Corp., Class H	8,820,000	7,340,448
China Development Financial Holding Corp.	540,000	162,918
China Everbright Bank Co. Ltd., Class H	270,000	131,022
China Merchants Bank Co. Ltd., Class H	360,000	1,184,612
China Minsheng Banking Corp. Ltd., Class H	630,000	634,021
China Zheshang Bank Co. Ltd., Class H	136,000	73,136
Chong Hing Bank Ltd.	21,000	42,913

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Chongqing Rural Commercial Bank Co. Ltd., Class H	289,000	213,138
CIMB Group Holdings Bhd.	225,000	344,213
City Union Bank Ltd.	8,797	24,182
Commercial Bank QSC (The)*	9,690	83,040
Commercial International Bank Egypt SAE	55,216	258,589
Corp. Bank*	307,440	242,736
Credicorp Ltd.	2,924	541,349
Credit Bank of Moscow PJSC*	1,029,960	75,653
CTBC Financial Holding Co. Ltd.	1,800,000	1,156,464
DCB Bank Ltd.	1,720	5,242
DGB Financial Group, Inc.	15,300	163,384
Doha Bank QSC	16,168	137,666
Dubai Islamic Bank PJSC	130,603	216,193
E.Sun Financial Holding Co. Ltd.	414,597	264,311
East West Banking Corp.	441,000	279,230
Eurobank Ergasias SA*	173,610	189,335
Far Eastern International Bank	270,000	89,060
Federal Bank Ltd.	33,129	59,517
First Abu Dhabi Bank PJSC	137,160	397,706
First Financial Holding Co. Ltd.	465,991	314,822
Grupo Aval Acciones y Valores SA (Preference)	438,930	190,023
Grupo Elektra SAB de CV(a)	4,050	180,455
Grupo Financiero Banorte SAB de CV, Class O	101,400	670,465
Grupo Financiero Inbursa SAB de CV, Class O	81,000	145,988
Grupo Financiero Interacciones SA de CV, Class O	117,000	656,214
Grupo Financiero Santander Mexico SAB de CV, Class B	72,000	147,476
Grupo Security SA	52,686	19,906
Hana Financial Group, Inc.	27,810	1,267,423
Harbin Bank Co. Ltd., Class H*(a)(b)	3,980,000	1,263,791
Hong Leong Bank Bhd.	36,000	132,010
Hong Leong Financial Group Bhd.	4,300	17,194
Hua Nan Financial Holdings Co. Ltd.	375,535	219,509
Huishang Bank Corp. Ltd., Class H	86,000	41,843
ICICI Bank Ltd.	139,191	656,561
IDBI Bank Ltd.*	47,471	43,992
IDFC Bank Ltd.	56,935	52,763
Indian Bank	6,072	29,659
Indian Overseas Bank*	678,960	264,064
IndusInd Bank Ltd.	15,030	385,583
Industrial & Commercial Bank of China Ltd., Class H	7,380,000	5,168,736
Industrial Bank of Korea	22,680	313,128
ING Bank Slaski SA*	2,250	123,409
Intercorp Financial Services, Inc.	2,520	86,940
Itau CorpBanca	9,749,250	92,237
Itau Unibanco Holding SA (Preference)	297,000	3,549,744
Itausa - Investimentos Itau SA	126,205	362,259
Itausa - Investimentos Itau SA (Preference)	366,001	1,085,705
Jammu & Kashmir Bank Ltd. (The)*	323,910	420,343
JB Financial Group Co. Ltd.	12,870	79,701
Karnataka Bank Ltd. (The)	181,350	435,062
Karur Vysya Bank Ltd. (The)	317,970	695,159
Kasikornbank PCL, NVDR	51,100	295,606

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
KB Financial Group, Inc.	39,331	2,087,713
Kiatnakin Bank PCL, NVDR	29,400	58,974
King’s Town Bank Co. Ltd.	55,000	56,830
Komercni banka A/S	3,339	143,505
Kotak Mahindra Bank Ltd.	36,000	573,323
Krung Thai Bank PCL, NVDR	333,000	181,128
Kwangju Bank Co. Ltd.	29,340	363,129
LH Financial Group PCL, NVDR	290,449	15,449
Malayan Banking Bhd.	171,000	381,021
Masraf Al Rayan QSC	17,910	205,627
mBank SA*	533	67,180
Mega Financial Holding Co. Ltd.	540,000	456,922
Metropolitan Bank & Trust Co.	43,652	75,262
Moneta Money Bank A/S(b)	14,909	53,538
National Bank of Greece SA*	206,100	83,103
Nedbank Group Ltd.(a)	18,360	304,851
Oriental Bank of Commerce*	92,430	213,312
OTP Bank plc	9,270	343,343
Piraeus Bank SA*(c)	25,304	138,429
Postal Savings Bank of China Co. Ltd., Class H(b)	360,000	210,188
Powszechna Kasa Oszczednosci Bank Polski SA*	33,300	339,738
Public Bank Bhd.	117,000	554,189
Punjab National Bank*	36,810	93,128
Qatar International Islamic Bank QSC	3,840	61,069
Qatar Islamic Bank SAQ	2,291	60,724
Qatar National Bank QPSC	9,035	342,465
RHB Bank Bhd.	85,921	100,340
Rizal Commercial Banking Corp.	59,400	67,099
Sberbank of Russia PJSC	1,000,070	2,735,008
Sberbank of Russia PJSC (Preference)	102,540	230,080
Security Bank Corp.	13,750	63,763
Shengjing Bank Co. Ltd., Class H(b)	76,500	68,173
Shinhan Financial Group Co. Ltd.	44,820	2,130,757
Siam Commercial Bank PCL (The), NVDR	81,000	357,820
SinoPac Financial Holdings Co. Ltd.	1,080,000	338,713
Sociedad Matriz del Banco de Chile SA, Class B	133,757	57,316
South Indian Bank Ltd. (The)	1,153,890	542,309
Standard Bank Group Ltd.	122,882	1,524,924
State Bank of India	71,550	348,542
Syndicate Bank*	214,783	246,753
Taichung Commercial Bank Co. Ltd.	213,627	73,578
Taishin Financial Holding Co. Ltd.	900,000	423,242
Taiwan Business Bank	450,000	127,718
Taiwan Cooperative Financial Holding Co. Ltd.	360,000	196,718
Thanachart Capital PCL, NVDR	54,000	77,487
Tisco Financial Group PCL, NVDR	36,000	79,786
TMB Bank PCL, NVDR	2,070,000	146,806
Turkiye Garanti Bankasi A/S	187,716	561,499
Turkiye Garanti Bankasi A/S, ADR	30,454	89,535
Turkiye Halk Bankasi A/S	58,230	249,369
Turkiye Is Bankasi, Class C	131,850	283,259
Turkiye Sinai Kalkinma Bankasi A/S	1,651,230	716,979
Turkiye Vakiflar Bankasi TAO, Class D	90,270	180,353
UCO Bank*	38,479	19,854
Union Bank of India*	13,187	32,489
Union Bank of Taiwan	231,356	68,574

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Union Bank of the Philippines	16,100	27,519
Union National Bank PJSC	110,201	135,915
Vijaya Bank	262,800	286,760
VTB Bank PJSC	183,810,600	182,371
Woori Bank	32,040	546,860
Yapi ve Kredi Bankasi A/S*	88,830	114,452
Yes Bank Ltd.	14,040	396,023

		80,985,895

Beverages - 0.7%
Ambev SA (Preference)	189,000	1,155,773
Anadolu Efes Biracilik Ve Malt Sanayii A/S	10,922	63,976
Arca Continental SAB de CV	19,000	140,490
Becle SAB de CV*	34,400	57,837
Capevin Holdings Ltd.	21,041	14,879
Carabao Group PCL, NVDR	13,100	27,360
Carlsberg Brewery Malaysia Bhd.	17,200	60,259
China Resources Beer Holdings Co. Ltd.	65,107	164,557
Cia Cervecerias Unidas SA	8,190	108,943
Coca-Cola Embonor SA (Preference), Class B	4,368	10,700
Coca-Cola Femsa SAB de CV, Series L	18,000	152,831
Coca-Cola Icecek A/S	5,040	60,789
Distell Group Ltd.	2,111	23,254
Embotelladora Andina SA (Preference), Class B	9,513	43,248
Fomento Economico Mexicano SAB de CV	91,500	921,605
Fraser & Neave Holdings Bhd.	11,300	65,718
Heineken Malaysia Bhd.	13,700	57,533
Hite Jinro Co. Ltd.	1,790	38,310
Lotte Chilsung Beverage Co. Ltd.	24	34,636
Muhak Co. Ltd.	761	15,437
Organizacion Cultiba SAB de CV	30,600	27,773
Tibet Water Resources Ltd.*	131,000	52,667
Tsingtao Brewery Co. Ltd., Class H	14,000	60,050
Union de Cervecerias Peruanas Backus y Johnston SAA, Class I	1,376	6,804
United Spirits Ltd.*	1,204	47,590
Varun Beverages Ltd.*	774	6,011
Vina Concha y Toro SA	19,880	31,968
Yantai Changyu Pioneer Wine Co. Ltd., Class B	9,600	24,411

		3,475,409

Biotechnology - 0.2%
3SBio, Inc.*(a)(b)	38,980	48,911
Biocon Ltd.	4,683	28,083
Celltrion, Inc.*	4,500	436,307
China Biologic Products Holdings, Inc.*(a)	800	79,600
China Regenerative Medicine International Ltd.*	775,000	21,334
Green Cross Cell Corp.	258	7,308
Green Cross Corp.	300	49,327
Green Cross Holdings Corp.	1,787	52,378
Hugel, Inc.*	73	37,927
iNtRON Biotechnology, Inc.*	460	13,339
Medy-Tox, Inc.	171	90,340
OBI Pharma, Inc.*	6,000	42,722
PharmaEngine, Inc.	4,172	26,528

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Biotechnology - (continued)
PharmaEssentia Corp.*	11,000	54,644
Seegene, Inc.*	999	26,023
Senhwa Biosciences, Inc.*	3,000	9,260
SillaJen, Inc.*	2,064	45,742
TaiMed Biologics, Inc.*	8,000	58,552
ViroMed Co. Ltd.*	679	61,951

		1,190,276

Building Products - 0.4%
Astral Polytechnik Ltd.	1,823	17,752
Cera Sanitaryware Ltd.	86	3,945
China Lesso Group Holdings Ltd.	71,000	50,090
Chosun Refractories Co. Ltd.	1,890	150,991
Dynasty Ceramic PCL, NVDR	104,000	12,626
Elementia SAB de CV*(b)	39,375	56,363
IS Dongseo Co. Ltd.	1,404	52,067
Kajaria Ceramics Ltd.	2,608	27,509
KCC Corp.	270	105,317
Kyung Dong Navien Co. Ltd.	7,560	238,815
LG Hausys Ltd.	576	56,619
Ras Al Khaimah Ceramics	566,130	376,089
Sunspring Metal Corp.	90,000	122,651
Taiwan FU Hsing Industrial Co. Ltd.	180,000	219,967
Trakya Cam Sanayii A/S	449,666	474,723
Vanachai Group PCL, NVDR	34,400	12,302

		1,977,826

Capital Markets - 2.6%
Amanat Holdings PJSC	49,192	15,000
B3 SA - Brasil Bolsa Balcao*	99,000	649,757
Bolsa Mexicana de Valores SAB de CV	24,100	41,384
Brait SE*	17,568	83,767
Bursa Malaysia Bhd.	11,800	28,553
Capital Securities Corp.	77,000	25,322
Care Ratings Ltd.	516	13,019
Central China Securities Co. Ltd., Class H	180,000	82,047
China Bills Finance Corp.	71,000	35,153
China Cinda Asset Management Co. Ltd., Class H	720,000	299,610
China Everbright Ltd.	76,000	173,211
China Galaxy Securities Co. Ltd., Class H	360,000	317,587
China Huarong Asset Management Co. Ltd., Class H(b)	1,080,000	442,501
China International Capital Corp. Ltd., Class H(b)	59,200	94,294
China Merchants Securities Co. Ltd., Class H(b)	54,000	85,320
China Minsheng Financial Holding Corp. Ltd.*	380,000	22,381
CITIC Securities Co. Ltd., Class H	90,000	182,762
Coronation Fund Managers Ltd.	13,805	71,485
CRISIL Ltd.	1,032	29,886
CSC Financial Co. Ltd., Class H(b)	1,080,000	973,502
Daishin Securities Co. Ltd.	3,258	44,544
Daishin Securities Co. Ltd. (Preference)	2,016	17,547
Daou Technology, Inc.	2,734	54,360
Dubai Financial Market PJSC*	67,052	21,724
Dubai Investments PJSC	172,913	111,103
Edelweiss Financial Services Ltd.	11,546	36,887
Egypt Kuwait Holding Co. SAE	152,820	90,164

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
Egyptian Financial Group-Hermes Holding Co.	21,531	26,933
Everbright Securities Co. Ltd., Class H(b)	936,000	1,270,347
GF Securities Co. Ltd., Class H	126,000	254,254
Guotai Junan International Holdings Ltd.	142,800	44,064
Guotai Junan Securities Co. Ltd., Class H*(b)	54,000	118,507
Haitong Securities Co. Ltd., Class H	144,000	229,732
Hanwha Investment & Securities Co. Ltd.*	168,480	553,294
Hellenic Exchanges - Athens Stock Exchange SA*	6,448	40,520
Huarong International Financial Holdings Ltd.*	66,650	22,273
Huatai Securities Co. Ltd., Class H(b)	126,000	253,286
IIFL Holdings Ltd.	8,100	75,531
Indiabulls Ventures Ltd.	5,332	15,892
Investec Ltd.	20,825	155,551
Jih Sun Financial Holdings Co. Ltd.	94,813	22,262
JM Financial Ltd.	1,548	2,899
JSE Ltd.(a)	4,205	42,070
KIWOOM Securities Co. Ltd.	533	40,438
Korea Investment Holdings Co. Ltd.	3,960	251,957
Kresna Graha Investama PT Tbk.*	187,300	5,904
Kyobo Securities Co. Ltd.	18,000	168,893
Macquarie Korea Infrastructure Fund	16,020	120,968
Masterlink Securities Corp.	1,260,000	337,580
Meritz Securities Co. Ltd.	26,460	123,191
Mirae Asset Daewoo Co. Ltd.	23,310	226,007
Moscow Exchange MICEX-RTS PJSC	51,210	91,122
Motilal Oswal Financial Services Ltd.	774	12,881
Multi Commodity Exchange of India Ltd.	688	12,021
NH Investment & Securities Co. Ltd.	8,822	111,551
Norte Grande SA	44,449,110	307,205
Orient Securities Co. Ltd., Class H(b)	1,116,000	1,164,561
OSK Holdings Bhd.	900,000	336,331
President Securities Corp.*	990,000	459,009
PSG Konsult Ltd.	3,256	2,122
Samsung Securities Co. Ltd.	2,880	104,360
Shinyoung Securities Co. Ltd.	850	44,891
SK Securities Co. Ltd.*	40,531	46,904
Sociedad de Inversiones Oro Blanco SA	40,775,760	325,029
Warsaw Stock Exchange	2,305	29,978
Waterland Financial Holdings Co. Ltd.	146,952	46,574
Yuanta Financial Holding Co. Ltd.	1,127,929	483,737
Yuanta Securities Korea Co. Ltd.*	121,230	420,332
Zeder Investments Ltd.(a)	1,344,661	684,879

		13,128,710

Chemicals - 3.7%
Acron PJSC	1,118	61,790
AECI Ltd.	145,656	1,170,216
Aekyung Petrochemical Co. Ltd.	19,620	272,634
AK Holdings, Inc.	6,840	438,254
Akzo Nobel India Ltd.	2,084	58,021
Alexandria Mineral Oils Co.	336,150	192,890
Asia Polymer Corp.	46,331	28,079

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
Asian Paints Ltd.	12,960	234,690
Barito Pacific Tbk. PT*	213,400	26,667
BASF India Ltd.	836	19,293
Bayer CropScience Ltd.	562	41,129
Berger Paints India Ltd.	14,523	56,099
Bloomage BioTechnology Corp. Ltd.	5,000	9,360
Braskem SA (Preference), Class A	18,000	215,424
Castrol India Ltd.	4,545	28,385
Chambal Fertilizers and Chemicals Ltd.	130,320	275,160
China General Plastics Corp.	370,560	355,889
China Lumena New Materials Corp.*(c)	888,000	—
China Man-Made Fiber Corp.	1,440,000	424,434
China Petrochemical Development Corp.*	105,700	44,107
China Synthetic Rubber Corp.*	29,430	33,333
Ciech SA*	1,330	21,295
Coromandel International Ltd.	1,898	13,301
D&L Industries, Inc.	110,800	26,920
DCM Shriram Ltd.	9,116	52,443
Dongjin Semichem Co. Ltd.	40,860	617,072
Eastern Polymer Group PCL, NVDR	52,200	16,942
EID Parry India Ltd.	1,204	6,322
Foosung Co. Ltd.*	4,960	48,756
Formosa Chemicals & Fibre Corp.	180,000	542,465
Formosa Plastics Corp.	199,000	597,089
Formosan Union Chemical	360,000	237,850
Fufeng Group Ltd.*(a)	180,000	109,934
Godrej Industries Ltd.*	3,377	34,901
Grand Pacific Petrochemical	923,000	667,899
Green Seal Holding Ltd.	3,300	9,672
Grupa Azoty SA*	1,999	38,984
Gujarat Fluorochemicals Ltd.*	1,704	20,653
Hansol Chemical Co. Ltd.	528	35,576
Hanwha Chemical Corp.	9,900	298,137
Ho Tung Chemical Corp.*	900,000	246,792
Huabao International Holdings Ltd.*	180,000	138,512
Huchems Fine Chemical Corp.	1,268	28,271
Hyosung Corp.	2,251	336,931
Indorama Ventures PCL, NVDR	86,900	97,277
Kansai Nerolac Paints Ltd.	3,983	28,405
Kolon Industries, Inc.	774	45,442
Korea Petrochemical Ind Co. Ltd.	392	90,552
Kumho Petrochemical Co. Ltd.	1,440	97,283
LCY Chemical Corp.	35,000	50,769
LG Chem Ltd.	2,109	618,160
LG Chem Ltd. (Preference)	265	54,347
Lotte Chemical Corp.	1,530	504,508
LOTTE Fine Chemical Co. Ltd.	756	29,219
Mexichem SAB de CV	36,000	102,317
Misr Fertilizers Production Co. SAE	1,204	5,526
Miwon Holdings Co. Ltd.	86	5,733
Namhae Chemical Corp.	28,170	246,193
Nan Ya Plastics Corp.	228,000	573,860
Nantex Industry Co. Ltd.	377,600	278,240
OCI Co. Ltd.	788	64,924
Omnia Holdings Ltd.	73,757	761,119
Oriental Union Chemical Corp.*	12,000	11,167
Petkim Petrokimya Holding A/S	26,544	48,438
Petronas Chemicals Group Bhd.	99,000	160,703
PhosAgro PJSC	1,341	53,162

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
PI Industries Ltd.	3,911	46,684
Pidilite Industries Ltd.	4,145	51,422
Polisan Holding A/S	65,790	144,140
PTT Global Chemical PCL, NVDR	153,000	329,895
Rain Industries Ltd.	102,240	206,946
Rallis India Ltd.	3,030	11,376
San Fang Chemical Industry Co. Ltd.	27,232	32,241
Sasol Ltd.	48,334	1,454,407
Scientex Bhd.	8,600	17,395
Sharda Cropchem Ltd.	602	4,442
Shinkong Synthetic Fibers Corp.	1,890,000	573,970
Sidi Kerir Petrochemicals Co.	219,743	209,010
Sinofert Holdings Ltd.*	172,000	23,784
Sinopec Shanghai Petrochemical Co. Ltd., Class H	360,000	204,657
Sintex Plastics Technology Ltd.*(c)	439,089	584,870
SK Chemicals Co. Ltd.	1,261	77,189
SK Materials Co. Ltd.	540	89,079
SKC Co. Ltd.	1,898	61,483
Sociedad Quimica y Minera de Chile SA (Preference), Class B	4,860	198,834
Soda Sanayii A/S	27,772	44,925
Solar Industries India Ltd.	1,870	26,172
Songwon Industrial Co. Ltd.	21,510	392,122
Soulbrain Co. Ltd.	872	53,377
Supreme Industries Ltd.	1,204	21,035
Synthos SA	17,854	21,959
Taekwang Industrial Co. Ltd.	18	19,865
Taiwan Fertilizer Co. Ltd.	9,000	12,220
Taiwan Styrene Monomer	630,000	435,015
Unid Co. Ltd.	6,750	308,230
UNIPETROL A/S	6,064	80,630
UPC Technology Corp.	48,000	22,573
UPL Ltd.	18,776	256,727
USI Corp.	1,009,360	499,741
Wonik Materials Co. Ltd.*	86	5,941
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	15,000	40,884

		18,623,155

Commercial Services & Supplies - 0.1%
3M India Ltd.*	131	27,319
Blue Label Telecoms Ltd.	33,418	42,881
China Everbright International Ltd.	108,000	141,047
Cleanaway Co. Ltd.	3,000	17,238
ECOVE Environment Corp.	1,000	5,564
S-1 Corp.	1,194	98,375
Sunny Friend Environmental Technology Co. Ltd.	3,000	15,251
Taiwan Secom Co. Ltd.	11,165	33,056
Taiwan Shin Kong Security Co. Ltd.	24,240	30,465

		411,196

Communications Equipment - 0.4%
Accton Technology Corp.	14,000	37,324
Advanced Ceramic X Corp.	4,000	48,749
Alpha Networks, Inc.	360,000	294,481
Arcadyan Technology Corp.	180,000	280,770
BYD Electronic International Co. Ltd.	55,000	139,011
D-Link Corp.*	810,000	299,101
Sercomm Corp.	10,000	25,335
Wistron NeWeb Corp.	8,258	26,446
Zinwell Corp.	360,000	373,168

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Communications Equipment - (continued)
ZTE Corp., Class H*	90,000	231,622

		1,756,007

Construction & Engineering - 1.7%
Arabtec Holding PJSC*	33,946	31,978
Ashoka Buildcon Ltd.	860	2,488
BES Engineering Corp.	281,000	60,582
Budimex SA	460	28,161
CH Karnchang PCL, NVDR	737	631
China Communications Construction Co. Ltd., Class H	409,000	545,672
China Energy Engineering Corp. Ltd., Class H	540,000	98,871
China Machinery Engineering Corp., Class H	1,080,000	730,127
China Railway Construction Corp. Ltd., Class H(a)	160,000	211,417
China Railway Group Ltd., Class H	330,000	262,812
China State Construction International Holdings Ltd.	180,000	290,852
Continental Holdings Corp.	540,000	205,660
CTCI Corp.	38,000	61,979
Daelim Industrial Co. Ltd.	2,462	201,747
Daewoo Engineering & Construction Co. Ltd.*	19,260	140,958
Dilip Buildcon Ltd.*(b)	172	1,347
Dongkuk Structures & Construction Co. Ltd.	1,118	6,394
e Tec E&C Ltd.	86	10,567
Ekovest Bhd.	17,200	4,580
Engineers India Ltd.	7,880	19,512
Gamuda Bhd.	81,000	100,269
GE Power India Ltd.	602	6,715
GMR Infrastructure Ltd.*	102,144	29,934
GS Engineering & Construction Corp.*	5,670	161,378
Hindustan Construction Co. Ltd.*	9,460	6,046
Hyundai Development Co-Engineering & Construction	6,120	233,250
Hyundai Engineering & Construction Co. Ltd.	6,660	269,602
IJM Corp. Bhd.	135,000	109,413
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV*	29,800	56,765
IRB Infrastructure Developers Ltd.	3,792	13,318
Iskandar Waterfront City Bhd.*	17,200	4,981
Italian-Thai Development PCL, NVDR	118,243	14,000
KEC International Ltd.	516	2,450
KEPCO Engineering & Construction Co., Inc.	602	10,194
Larsen & Toubro Ltd.	12,835	238,874
Larsen & Toubro Ltd., GDR	4,191	76,276
Metallurgical Corp. of China Ltd., Class H	3,690,000	1,270,923
NCC Ltd.	49,860	69,095
Orascom Construction Ltd.*	75,240	507,870
Pembangunan Perumahan Persero Tbk. PT	275,200	62,583
Polimex-Mostostal SA*	3,526	6,056
Run Long Construction Co. Ltd.*	180,000	284,347
Sadbhav Engineering Ltd.	7,246	33,140
Samsung Engineering Co. Ltd.*	7,290	66,447

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction & Engineering - (continued)
Sinopec Engineering Group Co. Ltd., Class H	135,000	121,169
Sino-Thai Engineering & Construction PCL, NVDR	41,571	32,168
Sunway Construction Group Bhd.	25,800	12,835
Taeyoung Engineering & Construction Co. Ltd.*	5,766	47,507
Tekfen Holding A/S	297,540	922,939
Voltas Ltd.	2,950	23,188
Waskita Karya Persero Tbk. PT	219,600	39,391
WCT Holdings Bhd.*	34,400	15,266
Wijaya Karya Persero Tbk. PT	111,166	17,354
Wilson Bayly Holmes-Ovcon Ltd.	60,336	628,340

		8,410,418

Construction Materials - 1.6%
ACC Ltd.	1,926	52,036
Akcansa Cimento A/S	39,240	136,752
Ambuja Cements Ltd.	37,080	152,103
Anhui Conch Cement Co. Ltd., Class H	98,000	362,631
Asia Cement Corp.	95,020	84,020
BBMG Corp., Class H	3,121,000	1,574,456
Cahya Mata Sarawak Bhd.	32,900	30,737
Cementos Argos SA	11,158	43,847
Cementos Argos SA (Preference)	22,410	78,809
Cementos Pacasmayo SAA	26,544	62,673
CEMEX Holdings Philippines, Inc.*(b)	111,800	13,471
CEMEX Latam Holdings SA*	7,998	28,872
Cemex SAB de CV*	636,048	612,916
Century Textiles & Industries Ltd.	2,602	48,194
China National Building Material Co. Ltd., Class H	272,000	166,122
China Resources Cement Holdings Ltd.	180,000	107,168
China Shanshui Cement Group Ltd.*(c)	541,000	34,634
Cimsa Cimento Sanayi VE Ticaret A/S	68,220	291,571
CSG Holding Co. Ltd., Class B	1,162,816	731,027
Dalmia Bharat Ltd.*	570	23,629
Eugene Corp.	59,490	334,915
Goldsun Building Materials Co. Ltd.*	73,000	22,701
Grasim Industries Ltd.	13,666	227,993
Grupo Argos SA	11,880	84,031
Grupo Argos SA (Preference)	5,305	34,273
Hanil Cement Co. Ltd.	6,570	728,010
Holcim Philippines, Inc.	43,000	10,993
India Cements Ltd. (The)	2,408	7,656
Indocement Tunggal Prakarsa Tbk. PT	54,000	70,925
JK Lakshmi Cement Ltd.	657	4,687
Lafarge Malaysia Bhd.	23,500	31,341
Orient Cement Ltd.*	2,752	6,694
POSCO Chemtech Co. Ltd.	26,910	503,788
PPC Ltd.*	54,720	19,783
Prism Cement Ltd.*	10,157	18,968
Qatar National Cement Co. QSC	2,024	40,972
Qatari Investors Group QSC	1,720	22,724
Ramco Cements Ltd. (The)	4,924	52,094
SAMPYO Cement Co. Ltd.*	54,180	186,886
Semen Baturaja Persero Tbk. PT	86,000	21,300

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Construction Materials - (continued)
Semen Indonesia Persero Tbk. PT	86,000	64,222
Shree Cement Ltd.	451	130,775
Siam Cement PCL (The), NVDR	11,550	175,628
Ssangyong Cement Industrial Co. Ltd.	2,781	35,662
Taiwan Cement Corp.	103,000	119,389
TCC International Holdings Ltd.	34,000	15,541
Tipco Asphalt PCL, NVDR	94,600	64,248
Titan Cement Co. SA	1,860	51,688
TPI Polene PCL, NVDR	377,200	25,618
UltraTech Cement Ltd.	4,140	261,812
Universal Cement Corp.	75,140	56,239
Waskita Beton Precast Tbk. PT	490,200	17,880
West China Cement Ltd.*	46,008	6,598

		8,091,702

Consumer Finance - 0.5%
AEON Credit Service M Bhd.	108,000	343,057
AEON Thana Sinsap Thailand PCL, NVDR	99,000	297,507
Bajaj Finance Ltd.	7,290	193,536
Bharat Financial Inclusion Ltd.*	4,670	61,499
Capital First Ltd.	1,376	16,573
Cholamandalam Investment and Finance Co. Ltd.	1,997	37,299
Credit China Fintech Holdings Ltd.*	720,000	99,563
Credito Real SAB de CV SOFOM ER	324,000	572,700
Gentera SAB de CV	34,400	52,171
Group Lease PCL, NVDR	30,500	18,606
KRUK SA	840	80,045
Krungthai Card PCL, NVDR	3,800	11,391
Mahindra & Mahindra Financial Services Ltd.	12,040	75,260
Manappuram Finance Ltd.	18,492	30,771
Muangthai Leasing PCL, NVDR	17,200	18,479
Muthoot Finance Ltd.	3,784	27,968
Repco Home Finance Ltd.	1,425	16,470
Samsung Card Co. Ltd.	3,600	127,716
Shriram City Union Finance Ltd.	1,537	55,060
Shriram Transport Finance Co. Ltd.	3,268	51,808
Srisawad Corp. PCL, NVDR	23,515	37,276
Sundaram Finance Ltd.	1,310	34,249
Taiwan Acceptance Corp.	11,000	40,619
Transaction Capital Ltd.	17,028	19,101
Unifin Financiera SAB de CV SOFOM ENR	14,800	48,084

		2,366,808

Containers & Packaging - 0.5%
Beijing Enterprises Clean Energy Group Ltd.*	2,360,000	56,204
Cheng Loong Corp.	1,440,000	755,874
Dongwon Systems Corp.	344	16,354
Essel Propack Ltd.	860	3,300
Great China Metal Industry	252,000	212,396
Greatview Aseptic Packaging Co. Ltd.	73,000	42,061
Klabin SA	31,500	160,171
Klabin SA (Preference)	61,000	55,046
Lock&Lock Co. Ltd.	2,071	24,892
Nampak Ltd.*	742,156	1,074,386
Vitro SAB de CV, Series A	8,600	38,502
Yonwoo Co. Ltd.*	344	8,392

		2,447,578

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Distributors - 0.2%
Dah Chong Hong Holdings Ltd.	1,080,000	555,892
Dogus Otomotiv Servis ve Ticaret A/S*	80,010	217,983
Imperial Holdings Ltd.	12,960	170,760
Inter Cars SA	402	31,821
Test Rite International Co. Ltd.	203,000	149,920

		1,126,376

Diversified Consumer Services - 0.3%
Advtech Ltd.	719,076	978,298
China Maple Leaf Educational Systems Ltd.	16,000	12,824
Curro Holdings Ltd.*	17,229	55,433
Daekyo Co. Ltd.	4,590	33,757
Estacio Participacoes SA	27,000	176,256
Fu Shou Yuan International Group Ltd.	11,000	6,774
Kroton Educacional SA	63,000	304,819
Lung Yen Life Service Corp.	4,000	9,803
Virscend Education Co. Ltd.(b)	39,000	23,969

		1,601,933

Diversified Financial Services - 1.3%
Aditya Birla Capital Ltd.*(c)	18,710	45,164
Al Waha Capital PJSC	1,283,365	642,914
Alexander Forbes Group Holdings Ltd.	1,196,226	614,716
Ayala Corp.	10,800	185,137
BTG Pactual Group*	18,000	90,144
Chailease Holding Co. Ltd.	90,000	258,714
Corp. Financiera Colombiana SA	4,714	45,274
Far East Horizon Ltd.	270,000	230,239
FirstRand Ltd.(a)	148,161	582,369
Fubon Financial Holding Co. Ltd.	676,000	1,049,971
Grupo de Inversiones Suramericana SA	17,100	238,490
Grupo de Inversiones Suramericana SA (Preference)	1,425	19,352
GT Capital Holdings, Inc.	2,580	62,020
Haci Omer Sabanci Holding A/S	135,360	415,263
Hankook Tire Worldwide Co. Ltd.	2,460	46,604
IFCI Ltd.*	918,990	387,501
Inversiones La Construccion SA	6,480	86,585
L&T Finance Holdings Ltd.	10,808	29,483
Meritz Financial Group, Inc.	4,139	56,220
Metro Pacific Investments Corp.	603,000	81,141
NICE Holdings Co. Ltd.	23,670	350,063
Power Finance Corp. Ltd.	52,740	102,272
PSG Group Ltd.	5,331	104,505
Qatar Industrial Manufacturing Co. QSC	16,650	196,649
Reliance Capital Ltd.	6,360	71,818
Remgro Ltd.(a)	25,322	410,238
RMB Holdings Ltd.	22,500	108,443
Rural Electrification Corp. Ltd.	78,750	214,886
Srei Infrastructure Finance Ltd.	4,988	9,101

		6,735,276

Diversified Telecommunication Services - 1.3%
APT Satellite Holdings Ltd.	540,000	266,192
Bharti Infratel Ltd.	23,760	148,668
China Communications Services Corp. Ltd., Class H	208,000	113,186
China Telecom Corp. Ltd., Class H	1,440,000	685,877

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Telecommunication Services - (continued)
China Unicom Hong Kong Ltd.*	262,000	380,413
Chunghwa Telecom Co. Ltd.	180,000	608,038
CITIC Telecom International Holdings Ltd.	1,980,000	603,369
Emirates Telecommunications Group Co. PJSC	67,444	344,294
Hellenic Telecommunications Organization SA	13,230	168,148
Jasmine International PCL, NVDR	76,400	17,219
LG Uplus Corp.	19,980	297,276
Link Net Tbk. PT	86,800	32,898
Magyar Telekom Telecommunications plc	32,066	57,644
O2 Czech Republic A/S	3,092	39,365
Oi SA*	360,000	494,208
Oi SA (Preference)*	162,000	175,738
Ooredoo QSC	4,050	106,569
Orange Polska SA*	66,060	99,732
Rostelecom PJSC	43,258	46,845
Rostelecom PJSC (Preference)	29,982	25,441
Tata Communications Ltd.	5,003	52,337
Telecom Egypt Co.	84,635	52,486
Telefonica Brasil SA (Preference)	18,000	268,531
Telekom Malaysia Bhd.	43,000	63,875
Telekomunikasi Indonesia Persero Tbk. PT	2,205,000	776,152
Telesites SAB de CV*	60,200	44,385
Telkom SA SOC Ltd.	31,910	157,328
Thaicom PCL, NVDR	550,800	258,215
TIME dotCom Bhd.	18,200	41,021
True Corp. PCL, NVDR*	513,000	87,102
Turk Telekomunikasyon A/S*	30,041	61,810

		6,574,362

Electric Utilities - 1.4%
Adani Transmission Ltd.*	51,930	101,227
Alupar Investimento SA	8,600	50,252
Celsia SA ESP	29,264	46,291
Centrais Eletricas Brasileiras SA*	36,000	155,866
Centrais Eletricas Brasileiras SA (Preference), Class B*	14,000	75,309
CESC Ltd.	6,300	92,583
CEZ A/S(a)	9,360	169,284
Cia de Transmissao de Energia Eletrica Paulista (Preference)	9,000	202,147
Cia Energetica de Minas Gerais*	10,177	28,235
Cia Energetica de Minas Gerais (Preference)	75,571	205,553
Cia Paranaense de Energia	200	1,358
Cia Paranaense de Energia (Preference)	18,000	149,357
CPFL Energia SA	27,443	235,702
EDP - Energias do Brasil SA*	27,000	124,243
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Preference)	8,600	39,133
Enea SA	21,420	89,894
Enel Americas SA	1,515,960	305,520
Enel Chile SA	1,273,770	138,606
Energa SA	19,545	68,923
Energisa SA	8,600	68,387
Engie Energia Chile SA	15,830	34,402
Equatorial Energia SA	9,000	163,181

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electric Utilities - (continued)
Federal Grid Co. Unified Energy System PJSC	25,797,600	71,611
First Philippine Holdings Corp.	261,900	342,557
Inter RAO UES PJSC	3,367,890	211,608
Interconexion Electrica SA ESP	14,104	63,032
Korea District Heating Corp.	3,780	261,447
Korea Electric Power Corp.	23,040	917,235
Light SA*	99,000	715,968
Luz del Sur SAA	7,120	25,711
Manila Electric Co.	14,400	79,620
Moscow United Electric Grid Co. PJSC	13,730,965	195,142
Mosenergo PJSC	1,900,800	82,479
PGE Polska Grupa Energetyczna SA	78,660	285,446
Power Grid Corp. of India Ltd.	65,700	228,691
Public Power Corp. SA*	7,874	20,795
Reliance Infrastructure Ltd.	5,446	44,879
ROSSETI PJSC	2,682,436	38,541
RusHydro PJSC	8,635,140	110,033
Tata Power Co. Ltd. (The)	90,540	115,731
Tauron Polska Energia SA*	100,530	106,101
Tenaga Nasional Bhd.	126,000	415,537
TGC-1 PJSC	954,336,690	207,250
Torrent Power Ltd.	5,978	16,955
Transmissora Alianca de Energia Eletrica SA	11,200	82,432

		7,184,254

Electrical Equipment - 0.7%
ABB India Ltd.	2,058	45,586
AcBel Polytech, Inc.*	3,000	2,310
Amara Raja Batteries Ltd.	2,733	35,548
Bharat Heavy Electricals Ltd.	24,982	56,505
Bizlink Holding, Inc.	3,000	22,354
CG Power and Industrial Solutions Ltd.*	12,473	16,498
China High Speed Transmission Equipment Group Co. Ltd.(a)	100,000	108,065
Chung-Hsin Electric & Machinery Manufacturing Corp.	540,000	379,129
Doosan Heavy Industries & Construction Co. Ltd.	5,220	96,092
ElSewedy Electric Co.	8,798	41,419
FDG Electric Vehicles Ltd.*	630,000	25,409
Gunkul Engineering PCL, NVDR	120,400	13,821
Havells India Ltd.	16,650	122,712
Jiangnan Group Ltd.(a)	2,520,000	190,368
Korea Electric Terminal Co. Ltd.	9,450	595,349
Kung Long Batteries Industrial Co. Ltd.	5,000	25,583
LS Corp.	2,160	162,524
LS Industrial Systems Co. Ltd.	608	31,404
Shanghai Electric Group Co. Ltd., Class H*	54,000	25,098
Shihlin Electric & Engineering Corp.	26,000	34,313
Suzlon Energy Ltd.*	205,485	60,699
Taihan Electric Wire Co. Ltd.*	30,788	34,253
Teco Electric and Machinery Co. Ltd.	90,000	84,797
V-Guard Industries Ltd.	1,032	2,866
Voltronic Power Technology Corp.	1,323	22,696
Walsin Lihwa Corp.	270,000	118,925
Welling Holding Ltd.	1,094,000	238,126

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electrical Equipment - (continued)
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(a)	865,720	985,417
Zhuzhou CRRC Times Electric Co. Ltd., Class H	21,600	102,882

		3,680,748

Electronic Equipment, Instruments & Components - 3.4%
AAC Technologies Holdings, Inc.	31,500	423,891
AU Optronics Corp.	900,000	363,630
Aurora Corp.	7,000	13,608
Chang Wah Electromaterials, Inc.	1,000	4,554
Chaun-Choung Technology Corp.	3,000	12,568
Cheng Uei Precision Industry Co. Ltd.	25,000	33,904
China Railway Signal & Communication Corp. Ltd., Class H(b)	46,008	35,993
Chin-Poon Industrial Co. Ltd.	12,000	23,725
Chroma ATE, Inc.	15,000	47,441
Chunghwa Precision Test Tech Co. Ltd.	1,000	47,027
Compeq Manufacturing Co. Ltd.	76,000	69,971
Concraft Holding Co. Ltd.	1,000	7,120
Coretronic Corp.	90,000	114,007
CyberPower Systems, Inc.	90,000	282,261
Daeduck Electronics Co.	44,460	444,977
DataTec Ltd.(a)	258,255	1,124,333
Delta Electronics Thailand PCL, NVDR	37,800	100,814
Delta Electronics, Inc.	90,000	478,383
E Ink Holdings, Inc.	48,000	51,345
Elite Material Co. Ltd.	26,000	128,728
FLEXium Interconnect, Inc.	22,047	102,950
Flytech Technology Co. Ltd.	3,235	10,478
General Interface Solution Holding Ltd.	10,000	96,041
Genius Electronic Optical Co. Ltd.*	3,000	34,376
Giantplus Technology Co. Ltd.*	270,000	168,999
Hana Microelectronics PCL, NVDR	22,400	27,094
Hannstar Board Corp.	360,000	175,854
HannStar Display Corp.*	184,000	55,635
Hollysys Automation Technologies Ltd.	2,100	40,257
Holy Stone Enterprise Co. Ltd.*	90,000	110,281
Hon Hai Precision Industry Co. Ltd.	1,400,900	5,451,334
Iljin Materials Co. Ltd.	1,426	47,722
Inari Amertron Bhd.	86,250	51,571
Innolux Corp.	845,489	413,007
Interflex Co. Ltd.*	172	5,310
ITEQ Corp.	270,000	410,872
Jhen Vei Electronic Co. Ltd.*	2,000	3,769
KCE Electronics PCL, NVDR	13,800	35,872
Kingboard Chemical Holdings Ltd.	56,500	254,643
Kingboard Laminates Holdings Ltd.	48,000	66,990
Kingpak Technology, Inc.	38,000	243,513
L&F Co. Ltd.	172	4,142
Largan Precision Co. Ltd.	4,000	729,910
LG Display Co. Ltd.	20,790	588,002
LG Innotek Co. Ltd.	697	93,427
Lotes Co. Ltd.	13,000	75,127
Merry Electronics Co. Ltd.	6,000	49,577
Pan-International Industrial Corp.	9,000	8,748
Partron Co. Ltd.	6,794	51,605
Redington India Ltd.	304,830	708,247

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
Samsung Electro-Mechanics Co. Ltd.	2,790	233,612
Samsung SDI Co. Ltd.	2,430	365,895
SFA Engineering Corp.	2,430	81,539
Simplo Technology Co. Ltd.*	27,000	85,841
Sinbon Electronics Co. Ltd.	3,253	7,972
Sunny Optical Technology Group Co. Ltd.	28,000	333,412
Supreme Electronics Co. Ltd.	450,000	443,361
Synnex Technology International Corp.	110,000	122,402
Taiwan PCB Techvest Co. Ltd.	367,662	359,802
Test Research, Inc.	195,000	232,485
Tong Hsing Electronic Industries Ltd.	6,000	24,838
Tongda Group Holdings Ltd.(a)	180,000	52,317
TPK Holding Co. Ltd.*	6,000	20,169
Tripod Technology Corp.	41,000	133,881
VS Industry Bhd.	17,200	8,838
Wah Lee Industrial Corp.*	221,000	369,608
Walsin Technology Corp.*	10,000	17,917
Wintek Corp.*(c)	64,000	—
WPG Holdings Ltd.	109,000	152,695
WT Microelectronics Co. Ltd.	27,000	40,014
Yageo Corp.	29,615	112,789
Zhen Ding Technology Holding Ltd.	34,150	79,394

		17,202,414

Energy Equipment & Services - 0.2%
China Oilfield Services Ltd., Class H(a)	80,000	68,219
Dialog Group Bhd.	198,000	89,254
Gulf International Services QSC	65,851	414,197
Sapura Energy Bhd.	162,000	58,269
Serba Dinamik Holdings Bhd.	25,800	12,052
TMK PJSC	372,510	482,346
Yinson Holdings Bhd.	34,400	28,522

		1,152,859

Equity Real Estate Investment Trusts (REITs) - 1.0%
Arrowhead Properties Ltd.	1,213,079	804,505
Axis REIT	366	140
Concentradora Fibra Danhos SA de CV	54,000	95,994
Concentradora Hipotecaria SAPI de CV	51,200	65,487
Emira Property Fund Ltd.	576,963	618,780
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S*	127,260	114,849
Fibra Uno Administracion SA de CV(a)	99,000	182,479
Fortress Income Fund Ltd.(a)	62,331	180,468
Fortress Income Fund Ltd., Class A	44,663	59,680
Growthpoint Properties Ltd.	81,492	153,055
Hyprop Investments Ltd.	13,694	122,682
IGB REIT	68,800	27,639
Investec Property Fund Ltd.	22,511	26,617
KLCCP Stapled Group	18,100	33,017
Korea Asset In Trust Co. Ltd.	1,806	16,623
Macquarie Mexico Real Estate Management SA de CV*	1,098,000	1,352,727
Pavilion REIT	46,200	18,884
PLA Administradora Industrial S de RL de CV*	25,800	44,809
Prologis Property Mexico SA de CV	1,000	1,973
Rebosis Property Fund Ltd.	622,080	532,319

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Redefine Properties Ltd.(a)	165,523	135,116
Resilient REIT Ltd.(a)	15,590	154,839
SA Corporate Real Estate Ltd.	105,784	44,899
Sunway REIT	39,400	15,736
Vukile Property Fund Ltd.	30,583	44,737
YTL Hospitality REIT	43,000	12,052
Yuexiu REIT	32,000	20,855

		4,880,961

Food & Staples Retailing - 1.0%
7-Eleven Malaysia Holdings Bhd.	43,000	13,759
Al Meera Consumer Goods Co. QSC	744	30,449
Almacenes Exito SA	10,443	52,792
BGF retail Co. Ltd.	1,268	104,699
Bid Corp. Ltd.(a)	12,807	307,067
BIM Birlesik Magazalar A/S	7,560	147,182
Cencosud SA	35,190	99,965
Cia Brasileira de Distribuicao (Preference)*	9,000	210,182
Clicks Group Ltd.	10,080	114,034
Cosco Capital, Inc.	3,978,000	609,392
CP ALL PCL, NVDR	192,520	351,467
Dino Polska SA*(b)	1,806	26,715
Dis-Chem Pharmacies Ltd.(b)	10,492	22,584
Dongsuh Cos., Inc.	2,427	64,088
E-MART, Inc.	810	183,852
Eurocash SA	4,433	43,631
GS Retail Co. Ltd.	1,264	54,669
Hyundai Greenfood Co. Ltd.	845	13,818
InRetail Peru Corp.(b)	602	11,137
Magnit PJSC	2,610	413,227
Massmart Holdings Ltd.	5,305	44,491
Migros Ticaret A/S*	3,526	29,780
Organizacion Soriana SAB de CV, Class B*	17,200	42,400
Philippine Seven Corp.	7,740	26,076
Pick n Pay Stores Ltd.	5,246	25,213
President Chain Store Corp.	25,000	211,952
Puregold Price Club, Inc.	47,000	43,917
Raia Drogasil SA*	9,500	210,186
Robinsons Retail Holdings, Inc.	25,190	43,231
Shoprite Holdings Ltd.	17,910	273,773
SPAR Group Ltd. (The)	3,716	46,514
Sun Art Retail Group Ltd.(a)	90,000	73,405
Taiwan TEA Corp.*	835,000	447,981
Wal-Mart de Mexico SAB de CV	234,000	538,553

		4,932,181

Food Products - 1.7%
Alicorp SAA	23,291	59,737
Avanti Feeds Ltd.	172	4,386
AVI Ltd.	13,230	98,269
Balrampur Chini Mills Ltd.	6,192	15,965
Binggrae Co. Ltd.	321	19,219
Boustead Plantations Bhd.	43,000	16,672
BRF SA*	27,600	326,696
Britannia Industries Ltd.	1,154	70,545
Century Pacific Food, Inc.	17,700	6,475
Charoen Pokphand Enterprise	12,000	27,382
Charoen Pokphand Foods PCL, NVDR	101,200	74,813
Charoen Pokphand Indonesia Tbk. PT	197,800	39,637
China Agri-Industries Holdings Ltd.	145,705	65,295
China Foods Ltd.	10,789	4,973

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - (continued)
China Huishan Dairy Holdings Co. Ltd.(a)(c)	158,000	8,497
China Huiyuan Juice Group Ltd.*	24,000	7,467
China Mengniu Dairy Co. Ltd.*	111,000	216,311
China Shengmu Organic Milk Ltd.*(b)	159,000	29,316
CJ CheilJedang Corp.	360	119,029
CJ CheilJedang Corp. (Preference)	172	25,899
COFCO Meat Holdings Ltd.*	1,350,000	280,020
CROWNHAITAI Holdings Co. Ltd.	258	5,383
Daesang Corp.	2,063	47,379
Dali Foods Group Co. Ltd.(b)	135,000	81,413
Dongwon F&B Co. Ltd.	79	15,249
Dongwon Industries Co. Ltd.	159	39,357
Edita Food Industries SAE	5,966	5,828
Farmsco	688	7,501
Felda Global Ventures Holdings Bhd.	39,900	15,190
Genting Plantations Bhd.	21,300	53,331
GFPT PCL, NVDR	8,600	4,988
GlaxoSmithKline Consumer Healthcare Ltd.	442	37,686
Great Wall Enterprise Co. Ltd.	27,800	30,152
Gruma SAB de CV, Class B	10,350	142,582
Grupo Bimbo SAB de CV, Series A	36,000	90,781
Grupo Lala SAB de CV(a)	35,400	69,613
Grupo Nutresa SA	12,060	106,831
Haitai Confectionery & Foods Co. Ltd.	946	15,555
Health and Happiness H&H International Holdings Ltd.*	2,500	8,082
Indofood CBP Sukses Makmur Tbk. PT	108,000	67,682
Indofood Sukses Makmur Tbk. PT	189,000	118,799
Industrias Bachoco SAB de CV, Series B	7,300	36,301
Inti Agri Resources Tbk. PT*	816,600	16,548
IOI Corp. Bhd.	162,000	169,132
Japfa Comfeed Indonesia Tbk. PT	391,600	34,240
JBS SA	60,100	147,317
Kaveri Seed Co. Ltd.*	516	5,569
Kernel Holding SA	4,590	80,854
Khon Kaen Sugar Industry PCL, NVDR	273,504	36,329
KRBL Ltd.*	2,726	19,517
Kuala Lumpur Kepong Bhd.	12,900	74,721
Lien Hwa Industrial Corp.	49,200	45,786
Lotte Confectionery Co. Ltd.	344	62,557
M Dias Branco SA*	3,000	48,566
Maeil Holdings Co. Ltd.	258	5,522
Manpasand Beverages Ltd.*	258	3,215
Marfrig Global Foods SA*	14,400	29,768
Mayora Indah Tbk. PT	666,000	92,722
Minerva SA	117,000	467,251
MSM Malaysia Holdings Bhd.	17,200	16,471
Namchow Chemical Industrial Co. Ltd.	17,000	36,370
Namyang Dairy Products Co. Ltd.	35	22,894
Nestle India Ltd.	990	104,433
Nippon Indosari Corpindo Tbk. PT	146,200	13,716
Nong Shim Holdings Co. Ltd.	134	13,112
NongShim Co. Ltd.	271	77,373
Oceana Group Ltd.	3,395	24,317

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - (continued)
Orion Holdings Corp.	588	14,502
Ottogi Corp.	94	65,772
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	122,600	12,974
Pioneer Foods Group Ltd.	6,455	68,563
PPB Group Bhd.	27,000	106,322
Pulmuone Co. Ltd.	2,250	250,324
QL Resources Bhd.	38,100	44,405
RCL Foods Ltd.	12,814	15,442
Salim Ivomas Pratama Tbk. PT	4,428,000	169,490
Samyang Corp.	334	30,294
Samyang Foods Co. Ltd.	86	3,754
Samyang Holdings Corp.	630	64,742
San Miguel Pure Foods Co., Inc.	32,400	197,765
Sao Martinho SA	11,600	65,331
Sarawak Oil Palms Bhd.	333,000	278,440
Sawit Sumbermas Sarana Tbk. PT	135,700	14,920
SPC Samlip Co. Ltd.	191	28,162
Standard Foods Corp.	16,974	45,196
Taokaenoi Food & Marketing PCL, Class R, NVDR	8,600	5,195
Thai Union Group PCL, NVDR	153,000	93,336
Thai Vegetable Oil PCL, NVDR	15,570	14,154
Tiger Brands Ltd.	8,820	267,065
Tingyi Cayman Islands Holding Corp.(a)	66,000	84,083
Tongaat Hulett Ltd.	145,670	1,311,209
Ttet Union Corp.	1,000	3,047
Ulker Biskuvi Sanayi A/S	9,138	55,082
Uni-President China Holdings Ltd.(a)	4,000	3,109
Uni-President Enterprises Corp.	209,000	400,066
Universal Robina Corp.	42,300	134,964
Want Want China Holdings Ltd.(a)	270,000	182,532
Wei Chuan Foods Corp.*	307,000	189,108
Yashili International Holdings Ltd.*	34,000	6,138
Zhou Hei Ya International Holdings Co. Ltd.(b)	43,000	41,953

		8,432,025

Gas Utilities - 0.4%
Aygaz A/S	7,701	35,231
China Gas Holdings Ltd.	99,640	241,122
China Resources Gas Group Ltd.	36,000	136,438
Empresa de Energia de Bogota SA ESP	65,205	43,103
ENN Energy Holdings Ltd.	32,000	217,358
GAIL India Ltd.	14,400	84,569
Gujarat Gas Ltd.	774	9,154
Gujarat State Petronet Ltd.	22,990	69,793
Infraestructura Energetica Nova SAB de CV	36,000	203,526
Korea Gas Corp.*	2,880	129,195
Perusahaan Gas Negara Persero Tbk	990,000	167,179
Petronas Gas Bhd.	27,000	118,178
Samchully Co. Ltd.	3,960	405,183
Towngas China Co. Ltd.*	141,339	99,714

		1,959,743

Health Care Equipment & Supplies - 0.1%
Dentium Co. Ltd.*	344	16,846
DIO Corp.*	64	1,999
Hartalega Holdings Bhd.	26,600	43,924
Kossan Rubber Industries	17,200	28,523
Lifetech Scientific Corp.*	82,000	18,058

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Equipment & Supplies - (continued)
Microport Scientific Corp.	11,000	8,676
Osstem Implant Co. Ltd.*	612	32,868
Pihsiang Machinery Manufacturing Co. Ltd.*(c)	5,000	2,865
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	76,000	61,305
St Shine Optical Co. Ltd.*	2,000	41,198
TaiDoc Technology Corp.	4,000	13,777
Top Glove Corp. Bhd.	32,000	42,901
Value Added Technologies Co. Ltd.	510	14,128
Vieworks Co. Ltd.	760	33,278
Yestar Healthcare Holdings Co. Ltd.	60,000	30,576

		390,922

Health Care Providers & Services - 0.4%
Alliar Medicos A Frente SA*	8,600	47,610
Apollo Hospitals Enterprise Ltd.*	3,156	61,938
Bangkok Chain Hospital PCL, NVDR	110,900	46,658
Bangkok Dusit Medical Services PCL, NVDR	189,000	108,482
Banmedica SA	16,561	40,216
Bumrungrad Hospital PCL, NVDR	12,000	63,108
Chabiotech Co. Ltd.*	2,534	27,173
China Resources Phoenix Healthcare Holdings Co. Ltd.(a)	50,000	63,187
Chularat Hospital PCL, NVDR	183,100	14,196
Dr Lal PathLabs Ltd.(b)	430	5,590
Fleury SA	7,200	68,198
Fortis Healthcare Ltd.*	9,651	23,401
IHH Healthcare Bhd.	126,000	173,631
Instituto Hermes Pardini SA	63,000	570,730
KPJ Healthcare Bhd.	7,806	7,584
Life Healthcare Group Holdings Ltd.(a)	31,695	60,778
Medicare Group	2,628	61,355
Medipost Co. Ltd.*	78	4,788
Mitra Keluarga Karyasehat Tbk. PT	149,600	25,150
Narayana Hrudayalaya Ltd.*	946	4,527
Netcare Ltd.	70,200	130,623
Neuca SA	86	7,814
Qualicorp SA	6,900	72,356
Selcuk Ecza Deposu Ticaret ve Sanayi A/S	156,150	172,385
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	22,300	59,104
Sinopharm Group Co. Ltd., Class H	47,600	199,599
Universal Medical Financial & Technical Advisory Services Co. Ltd.(b)	62,000	49,377
Vibhavadi Medical Center PCL, NVDR	382,700	30,822

		2,200,380

Health Care Technology - 0.0%(d)
Alibaba Health Information Technology Ltd.*(a)	86,000	40,962

Hotels, Restaurants & Leisure - 0.5%
Alsea SAB de CV	27,100	105,217
AmRest Holdings SE*	411	42,108
Berjaya Sports Toto Bhd.	51,600	28,683
Bloomberry Resorts Corp.*	125,800	21,939
Central Plaza Hotel PCL	1,600	1,959
Central Plaza Hotel PCL, NVDR	12,500	15,307

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Hotels, Restaurants & Leisure - (continued)
China Travel International Investment Hong Kong Ltd.	172,200	51,152
Coffee Day Enterprises Ltd.*(b)	1,720	6,569
Cox & Kings Ltd.	1,548	6,873
Delta Corp. Ltd.	1,376	3,662
DXB Entertainments PJSC*	85,569	17,985
EIH Ltd.	3,182	6,882
Famous Brands Ltd.	4,669	41,280
Formosa International Hotels Corp.	2,311	11,978
Genting Bhd.	81,000	183,889
Genting Malaysia Bhd.	144,000	201,798
Gourmet Master Co. Ltd.	3,410	39,921
Grand Korea Leisure Co. Ltd.	1,040	21,329
Haichang Ocean Park Holdings Ltd.*(b)	134,000	28,996
Hana Tour Service, Inc.	403	30,683
Imperial Pacific International Holdings Ltd.*	2,970,000	49,816
Indian Hotels Co. Ltd. (The)	22,940	44,574
Jollibee Foods Corp.	19,800	88,288
Jubilant Foodworks Ltd.	1,324	27,197
Kangwon Land, Inc.	5,220	172,593
Magnum Bhd.	59,900	23,924
Mahindra Holidays & Resorts India Ltd.	6,354	40,406
Melco Resorts And Entertainment Philippines Corp.*	17,200	3,068
Minor International PCL, NVDR	108,000	137,124
MK Restaurants Group PCL, NVDR	1,500	2,750
Modetour Network, Inc.	1,133	29,159
OPAP SA	11,970	137,175
Orbis SA	2,013	47,682
Paradise Co. Ltd.	2,112	25,101
Premium Leisure Corp.	289,000	9,164
TA Global Bhd.	68,800	4,981
Thomas Cook India Ltd.	2,244	7,869
Tsogo Sun Holdings Ltd.	28,325	49,013
Westlife Development Ltd.*	774	3,147
Xiabuxiabu Catering Management China Holdings Co. Ltd.(b)	31,000	31,039
Yum China Holdings, Inc.*	18,000	644,220

		2,446,500

Household Durables - 0.9%
AmTRAN Technology Co. Ltd.*	62,000	39,936
Arcelik A/S	16,470	121,527
Coway Co. Ltd.	2,340	207,224
Crompton Greaves Consumer Electricals Ltd.	9,035	30,802
Cyrela Brazil Realty SA Empreendimentos e Participacoes	17,300	68,093
Ez Tec Empreendimentos e Participacoes SA	8,600	53,994
Fabryki Mebli Forte SA	688	12,916
Haier Electronics Group Co. Ltd.*	90,000	232,198
Hanssem Co. Ltd.	540	84,929
Hisense Kelon Electrical Holdings Co. Ltd., Class H	540,000	772,994
Kinpo Electronics	1,620,000	592,837
LG Electronics, Inc.	10,530	631,395
LG Electronics, Inc. (Preference)	690	21,118
MJ International Co. Ltd.	2,000	7,352
MRV Engenharia e Participacoes SA	27,000	124,330

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Household Durables - (continued)
Nien Made Enterprise Co. Ltd.	3,000	36,611
Oriental Weavers	330,840	336,473
PIK Group PJSC*	13,590	66,051
Skyworth Digital Holdings Ltd.	197,750	106,089
Symphony Ltd.	1,272	28,722
Tatung Co. Ltd.*	180,000	75,707
TTK Prestige Ltd.	202	20,097
Vestel Elektronik Sanayi ve Ticaret A/S*	7,415	15,151
Whirlpool of India Ltd.*	2,289	41,770
Wuxi Little Swan Co. Ltd., Class B	126,000	532,062

		4,260,378

Household Products - 0.2%
Hindustan Unilever Ltd.	31,486	567,252
Jyothy Laboratories Ltd.	1,650	9,532
Kimberly-Clark de Mexico SAB de CV, Class A	45,000	90,357
Unilever Indonesia Tbk. PT	54,000	198,387
Vinda International Holdings Ltd.	7,000	13,211

		878,739

Independent Power and Renewable Electricity Producers - 1.5%
Aboitiz Power Corp.	25,837	19,969
Adani Power Ltd.*	43,621	22,779
AES Gener SA	269,280	99,858
AES Tiete Energia SA (Preference)	30	27
AES Tiete SA	2	2
AES Tiete SA-UNIT	5,573	25,056
Beijing Jingneng Clean Energy Co. Ltd., Class H	2,700,000	781,291
CGN New Energy Holdings Co. Ltd.	1,620,000	234,387
CGN Power Co. Ltd., Class H(b)	990,000	271,262
China Longyuan Power Group Corp. Ltd., Class H	270,000	197,743
China Power Clean Energy Development Co. Ltd.	630,000	392,028
China Power International Development Ltd.	360,000	123,532
China Resources Power Holdings Co. Ltd.	180,000	343,399
Cia Energetica de Sao Paulo (Preference), Class B	8,600	42,904
Cikarang Listrindo Tbk. PT(b)	189,200	15,336
Colbun SA	328,230	76,626
Datang International Power Generation Co. Ltd., Class H*	3,790,000	1,290,807
Electricity Generating PCL, NVDR	9,400	61,581
Enel Generacion Chile SA	80,754	62,758
Enel Generacion Peru SAA	15,222	11,088
Energy Development Corp.	368,200	43,562
Eneva SA*	8,600	38,528
Engie Brasil Energia SA	4,600	51,432
First Gen Corp.	86,439	29,635
Global Power Synergy PCL, NVDR	17,200	19,900
Glow Energy PCL, NVDR	10,400	25,315
Huadian Fuxin Energy Corp. Ltd., Class H	3,340,000	739,832
Huadian Power International Corp. Ltd., Class H	2,160,000	912,659
Huaneng Power International, Inc., Class H	400,000	282,197
Huaneng Renewables Corp. Ltd., Class H	420,000	127,987

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Independent Power and Renewable Electricity Producers - (continued)
JSW Energy Ltd.	42,197	46,340
Lopez Holdings Corp.	2,142,000	297,146
NHPC Ltd.	219,330	103,765
NTPC Ltd.	68,850	176,227
Ratchaburi Electricity Generating Holding PCL, NVDR	38,600	62,639
Reliance Power Ltd.*	87,559	61,897
SPCG PCL, NVDR	504,000	305,946
Superblock PCL, NVDR*	638,800	24,764
Taiwan Cogeneration Corp.	18,000	14,128
Zorlu Enerji Elektrik Uretim A/S*	30,788	12,844

		7,449,176

Industrial Conglomerates - 1.8%
Aamal Co.	11,926	37,015
Aboitiz Equity Ventures, Inc.	105,300	158,493
Alfa SAB de CV, Class A	162,000	223,997
Alliance Global Group, Inc.	414,000	117,817
AntarChile SA	9,180	124,561
Beijing Enterprises Holdings Ltd.	47,000	249,739
Berli Jucker PCL	500	695
Berli Jucker PCL, NVDR	53,500	74,358
Bidvest Group Ltd. (The)(a)	12,830	163,067
Boustead Holdings Bhd.	78,120	49,082
CITIC Ltd.	574,000	873,110
CJ Corp.	720	124,820
DMCI Holdings, Inc.	160,300	51,146
Dogan Sirketler Grubu Holding A/S*	43,291	10,197
Doosan Corp.	1,197	126,220
Doosan Corp. (Preference)	344	22,440
Enka Insaat ve Sanayi A/S	63,672	99,746
Far Eastern New Century Corp.	360,000	296,269
Fosun International Ltd.(a)	225,000	341,095
Grupo Carso SAB de CV, Series A1	8,600	35,770
Grupo Industrial Saltillo SAB de CV	243,000	556,816
Hanwha Corp.	5,400	236,209
HAP Seng Consolidated Bhd.	30,000	63,763
Harim Holdings Co. Ltd.	31,230	116,375
Hong Leong Industries Bhd.	8,600	21,051
Hosken Consolidated Investments Ltd.	67,590	663,157
Industries Qatar QSC	4,974	131,565
JG Summit Holdings, Inc.	126,000	198,514
KAP Industrial Holdings Ltd.	63,408	38,543
KOC Holding A/S	93,870	436,363
Kolon Corp.	990	54,850
LG Corp.	12,150	818,650
LT Group, Inc.	131,600	45,901
Mytilineos Holdings SA*	9,900	98,046
Quinenco SA	47,252	134,245
Reunert Ltd.	3,945	21,504
Samsung C&T Corp.	4,140	514,240
San Miguel Corp.	41,400	83,358
Shanghai Industrial Holdings Ltd.	42,000	121,534
Siemens Ltd.	3,960	89,825
Sigdo Koppers SA	16,555	25,171
Sime Darby Bhd.	99,000	218,510
SK Holdings Co. Ltd.	3,240	786,077
SM Investments Corp.	21,600	345,446
Turkiye Sise ve Cam Fabrikalari A/S	71,811	91,709

		9,091,059

Insurance - 3.0%
Allianz Malaysia Bhd.	72,000	243,840

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
Anadolu Hayat Emeklilik A/S	10,968	20,699
AvivaSA Emeklilik ve Hayat A/S	3,440	19,476
Bajaj Finserv Ltd.	1,530	119,055
Bangkok Life Assurance PCL, NVDR	22,140	27,778
BB Seguridade Participacoes SA	24,700	216,649
Cathay Financial Holding Co. Ltd.	810,000	1,319,799
China Life Insurance Co. Ltd.	284,000	300,502
China Life Insurance Co. Ltd., Class H	360,000	1,140,823
China Pacific Insurance Group Co. Ltd., Class H	126,000	556,583
China Reinsurance Group Corp., Class H	720,000	168,704
China Taiping Insurance Holdings Co. Ltd.	90,000	270,801
Discovery Ltd.(a)	17,370	184,723
Dongbu Insurance Co. Ltd.	5,130	367,198
Hanwha General Insurance Co. Ltd.	56,880	510,830
Hanwha Life Insurance Co. Ltd.	19,440	131,158
Hyundai Marine & Fire Insurance Co. Ltd.	5,670	230,033
Korean Reinsurance Co.	5,934	68,405
Liberty Holdings Ltd.(a)	12,091	103,564
Lotte Non-Life Insurance Co. Ltd.	89,460	246,224
LPI Capital Bhd.	12,306	51,621
Max Financial Services Ltd.	5,068	48,147
Mercuries & Associates Holding Ltd.	55,500	41,723
Mercuries Life Insurance Co. Ltd.*	126,443	66,162
Meritz Fire & Marine Insurance Co. Ltd.	4,680	98,907
Mirae Asset Life Insurance Co. Ltd.	92,070	431,945
MMI Holdings Ltd.	56,085	87,781
New China Life Insurance Co. Ltd., Class H	45,000	290,679
Panin Financial Tbk. PT*	19,719,000	369,990
People’s Insurance Co. Group of China Ltd. (The), Class H	540,000	251,673
PICC Property & Casualty Co. Ltd., Class H	540,000	1,006,690
Ping An Insurance Group Co. of China Ltd., Class H	473,500	3,513,290
Porto Seguro SA*	9,000	90,173
Powszechny Zaklad Ubezpieczen SA	21,420	262,799
Qatar Insurance Co. SAQ	3,374	64,871
Qualitas Controladora SAB de CV	261,000	432,535
Rand Merchant Investment Holdings Ltd.	37,710	120,072
Samsung Fire & Marine Insurance Co. Ltd.	1,800	469,684
Samsung Fire & Marine Insurance Co. Ltd. (Preference)	194	33,372
Samsung Life Insurance Co. Ltd.	4,050	454,202
Sanlam Ltd.	62,370	313,652
Santam Ltd.	2,471	45,398
Shin Kong Financial Holding Co. Ltd.	720,000	192,426
Sul America SA	24,343	137,957
Tongyang Life Insurance Co. Ltd.	3,474	30,206

		15,152,799

Internet & Direct Marketing Retail - 0.0%(d)
B2W Cia Digital*	7,847	33,522
CJ O Shopping Co. Ltd.	279	49,615
Cogobuy Group*(b)	58,000	34,606

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Internet & Direct Marketing Retail - (continued)
GS Home Shopping, Inc.	257	54,085
Hyundai Home Shopping Network Corp.	293	36,133
Infibeam Incorporation Ltd.*	258	5,692
momo.com, Inc.	1,000	7,087
NS Shopping Co. Ltd.	948	14,147

		234,887

Internet Software & Services - 2.2%
Ahnlab, Inc.	190	8,880
Info Edge India Ltd.	2,204	34,147
Kakao Corp.	1,710	183,370
NAVER Corp.	1,260	904,142
PChome Online, Inc.	5,763	40,461
SINA Corp.*	2,500	237,025
Sohu.com, Inc.*	1,300	73,879
Tencent Holdings Ltd.	240,700	9,658,634
Tian Ge Interactive Holdings Ltd.(b)	48,000	39,026

		11,179,564

IT Services - 0.9%
AGTech Holdings Ltd.*	84,000	13,659
Chinasoft International Ltd.*	118,000	64,816
Cielo SA	45,000	378,288
Datasonic Group Bhd.	51,600	14,101
eClerx Services Ltd.	1,429	28,915
EOH Holdings Ltd.	5,439	44,419
HCL Technologies Ltd.	24,390	339,476
Hexaware Technologies Ltd.	12,151	49,617
Infosys Ltd.	89,550	1,411,554
Mindtree Ltd.	5,051	37,592
Mphasis Ltd.	3,418	32,213
My EG Services Bhd.	80,500	40,612
Nan Hai Corp. Ltd.	600,000	20,358
Persistent Systems Ltd.	900	9,071
Posco ICT Co. Ltd.	4,677	26,832
Samsung SDS Co. Ltd.	1,440	230,338
SONDA SA	24,083	45,673
Systex Corp.	16,000	30,468
Tata Consultancy Services Ltd.	21,150	821,521
Tech Mahindra Ltd.	13,230	79,574
TravelSky Technology Ltd., Class H	39,000	103,366
Vakrangee Ltd.	12,289	84,527
Wipro Ltd.	85,050	382,419

		4,289,409

Leisure Products - 0.0%(d)
Giant Manufacturing Co. Ltd.	15,000	74,018
KMC Kuei Meng International, Inc.	3,158	15,112
Merida Industry Co. Ltd.	9,350	44,744

		133,874

Life Sciences Tools & Services - 0.0%(d)
Divi’s Laboratories Ltd.*	2,071	21,723
Samsung Biologics Co. Ltd.*(b)	720	175,006
ST Pharm Co. Ltd.	344	12,050
Syngene International Ltd.(b)	860	6,357

		215,136

Machinery - 0.9%
AIA Engineering Ltd.	1,599	36,149
Airtac International Group	6,494	87,854
Ashok Leyland Ltd.	77,220	131,807
BEML Ltd.	768	20,665
China Conch Venture Holdings Ltd.	57,000	105,970
China International Marine Containers Group Co. Ltd., Class H	45,000	94,147

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Machinery - (continued)
China Yuchai International Ltd.	27,000	609,660
CIMC Enric Holdings Ltd.*	180,000	129,063
CRRC Corp. Ltd., Class H(a)	180,000	160,868
CSSC Offshore and Marine Engineering Group Co. Ltd., Class H	36,000	62,042
Cummins India Ltd.	2,089	32,165
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*(c)	502	20,097
Doosan Bobcat, Inc.	1,462	46,249
Doosan Infracore Co. Ltd.*	7,310	52,650
Eicher Motors Ltd.	630	295,414
Escorts Ltd.	1,997	20,837
Famur SA*	1,118	1,858
Greaves Cotton Ltd.	602	1,509
Grupo Rotoplas SAB de CV*	8,600	13,997
Haitian International Holdings Ltd.	30,000	86,042
Hanjin Heavy Industries & Construction Co. Ltd.*	86,670	343,489
Hiwin Technologies Corp.	4,772	34,610
Hyundai Elevator Co. Ltd.	633	30,376
Hyundai Heavy Industries Co. Ltd.*	1,535	239,361
Hyundai Mipo Dockyard Co. Ltd.*	924	88,763
Hyundai Rotem Co. Ltd.*	1,341	22,469
Jain Irrigation Systems Ltd.	7,396	12,226
King Slide Works Co. Ltd.	3,000	42,175
Kinik Co.	18,000	46,378
Lakshmi Machine Works Ltd.	148	13,643
Lonking Holdings Ltd.	186,000	60,729
Marcopolo SA (Preference)*	31,900	33,278
Otokar Otomotiv Ve Savunma Sanayi A/S	18	648
Rechi Precision Co. Ltd.	21,969	23,027
Samsung Heavy Industries Co. Ltd.*	13,187	131,982
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B	93,000	48,639
Shin Zu Shing Co. Ltd.*	4,000	12,214
Sinotruk Hong Kong Ltd.(a)	11,000	11,549
SKF India Ltd.	1,144	27,746
Sunonwealth Electric Machine Industry Co. Ltd.	193,000	272,605
Syncmold Enterprise Corp.	180,000	389,263
Thermax Ltd.	2,214	30,034
United Wagon Co. PJSC*	2,236	29,250
WEG SA	36,000	218,189
Weichai Power Co. Ltd., Class H(a)	64,000	61,704
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H(a)	34,400	17,530

		4,250,920

Marine - 0.4%
Cia Sud Americana de Vapores SA*	1,601,406	74,155
COSCO SHIPPING Development Co. Ltd., Class H*	86,000	20,371
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(a)	1,660,000	935,193
COSCO SHIPPING Holdings Co. Ltd., Class H*(a)	225,000	139,722
Evergreen Marine Corp. Taiwan Ltd.*	180,000	98,657
Grindrod Ltd.*(a)	14,604	13,703
Hyundai Merchant Marine Co. Ltd.*	6,722	46,794
Korea Line Corp.*	2,236	64,539
MISC Bhd.	45,000	77,671

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Marine - (continued)
Pan Ocean Co. Ltd.*	6,945	36,182
Qatar Navigation QSC	5,580	102,688
Sinotrans Shipping Ltd.	258,000	64,747
Wisdom Marine Lines Co. Ltd.*	94,400	89,725

		1,764,147

Media - 1.4%
Alibaba Pictures Group Ltd.*(a)	350,000	59,154
Astro Malaysia Holdings Bhd.	135,000	81,350
BEC World PCL, NVDR	37,000	20,570
Cheil Worldwide, Inc.	3,237	58,865
CJ CGV Co. Ltd.	670	41,491
CJ E&M Corp.	863	57,608
CJ Hellovision Co. Ltd.	2,236	17,404
Cyfrowy Polsat SA	14,670	104,032
DB Corp. Ltd.	1,806	10,542
Dish TV India Ltd.*	17,517	22,746
Global Mediacom Tbk. PT	8,559,000	334,035
Grupo Televisa SAB	108,000	574,152
Hathway Cable & Datacom Ltd.*	13,588	6,852
Hyundai Hy Communications & Network Co. Ltd.	72,810	271,968
IMAX China Holding, Inc.*(b)	1,900	5,024
Jagran Prakashan Ltd.*	3,698	10,148
Jcontentree Corp.*	1,892	7,253
Loen Entertainment, Inc.	236	18,896
Major Cineplex Group PCL, NVDR	25,300	23,379
Media Nusantara Citra Tbk. PT	246,500	33,301
Megacable Holdings SAB de CV	15,500	63,870
Multiplus SA	3,500	43,691
Nasmedia Co. Ltd.	172	8,607
Naspers Ltd., Class N	19,557	4,311,249
Phoenix Satellite Television Holdings Ltd.	192,000	28,517
PVR Ltd.	2,583	53,976
SBS Media Holdings Co. Ltd.	62,550	169,643
SM Entertainment Co.*	831	21,981
Smiles SA*	3,400	70,383
Star Media Group Bhd.	20,000	10,931
Sun TV Network Ltd.	2,254	27,418
Surya Citra Media Tbk. PT	262,049	46,415
TV18 Broadcast Ltd.*	39,466	24,639
VGI Global Media PCL, NVDR	36,396	5,687
Zee Entertainment Enterprises Ltd.	21,330	180,129

		6,825,906

Metals & Mining - 4.2%
African Rainbow Minerals Ltd.	9,806	69,708
Alrosa PJSC	243,900	339,126
Aluminum Corp. of China Ltd., Class H*	236,000	148,064
Aneka Tambang Persero Tbk. PT*	522,310	27,049
Anglo American Platinum Ltd.*	2,682	65,596
AngloGold Ashanti Ltd.	17,469	176,229
ArcelorMittal South Africa Ltd.*	24,510	9,344
Assore Ltd.	1,776	28,739
Boryszew SA*	1,548	4,674
Bradespar SA	8,600	55,040
Bradespar SA (Preference)	15,500	114,229
CAP SA	12,150	127,826
Chiho Environmental Group Ltd.*(a)	54,000	26,965
China Hongqiao Group Ltd.*(a)(c)	118,500	106,967
China Metal Products	305,000	307,571

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
China Metal Recycling Holdings Ltd.*(c)	51,000	—
China Molybdenum Co. Ltd., Class H	172,200	93,705
China Steel Corp.	540,000	443,510
China Zhongwang Holdings Ltd.(a)	180,000	89,653
Chung Hung Steel Corp.*	990,000	332,781
Cia Minera Milpo SAA*	41,416	47,807
Cia Siderurgica Nacional SA*	29,700	72,706
Dongkuk Steel Mill Co. Ltd.	8,460	108,486
Eregli Demir ve Celik Fabrikalari TAS	104,670	232,887
Feng Hsin Steel Co. Ltd.	26,000	44,517
Gerdau SA	12,700	43,322
Gerdau SA (Preference)	25,082	85,881
Gloria Material Technology Corp.*	86,000	57,389
Gold Fields Ltd.	46,103	185,128
Grupa Kety SA	331	38,377
Grupo Mexico SAB de CV, Series B	139,600	453,546
Harmony Gold Mining Co. Ltd.	493,339	876,465
Hindalco Industries Ltd.	84,572	289,569
Hyundai Steel Co.	8,100	453,840
Impala Platinum Holdings Ltd.*(a)	28,496	76,047
Industrias Penoles SAB de CV	3,600	88,274
Jastrzebska Spolka Weglowa SA*	4,680	107,317
Jenax, Inc.*	705	18,616
Jiangxi Copper Co. Ltd., Class H	39,000	71,207
Jindal Steel & Power Ltd.*	40,320	96,414
JSW Steel Ltd.	45,270	156,131
KGHM Polska Miedz SA	5,040	170,748
KISCO Corp.	5,850	226,096
KISWIRE Ltd.	9,000	316,876
Korea Zinc Co. Ltd.	540	238,140
Koza Altin Isletmeleri A/S*	3,880	35,567
Krakatau Steel Persero Tbk. PT*	5,211,000	232,704
Kumba Iron Ore Ltd.*	1,244	18,527
Maanshan Iron & Steel Co. Ltd., Class H*	2,340,000	1,135,522
Magnitogorsk Iron & Steel Works PJSC	151,380	85,049
Mechel PJSC*	2,752	6,557
Mechel PJSC (Preference)	2,454	4,367
Metalurgica Gerdau SA (Preference)*	864,000	1,462,579
MMC Norilsk Nickel PJSC	2,137	317,204
MMC Norilsk Nickel PJSC, ADR	10,062	149,270
MMG Ltd.*	132,000	58,816
MOIL Ltd.	5,400	29,794
National Aluminium Co. Ltd.	27,956	30,439
Nickel Asia Corp.	101,064	12,017
NMDC Ltd.	27,419	54,174
Northam Platinum Ltd.*(a)	16,010	55,722
Novolipetsk Steel PJSC	65,430	135,947
Pelat Timah Nusantara Tbk. PT*	25,800	7,920
Philex Mining Corp.	66,900	11,720
Poongsan Corp.	2,520	111,920
Poongsan Holdings Corp.	4,950	253,903
POSCO	7,560	2,242,903
Press Metal Aluminium Holdings Bhd.	84,960	56,554
Raspadskaya OJSC*	2,924	3,576
Royal Bafokeng Platinum Ltd.*	5,676	13,203
Seah Besteel Corp.	1,449	45,125
SeAH Steel Corp.	4,770	414,319

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Severstal PJSC	12,796	177,324
Sheng Yu Steel Co. Ltd.	180,000	211,621
Shougang Fushan Resources Group Ltd.	5,040,000	1,168,019
Sibanye Gold Ltd.(a)	145,480	185,354
Stalprodukt SA	2,070	286,708
Steel Authority of India Ltd.*	18,866	18,601
TA Chen Stainless Pipe	901,408	517,939
Tata Steel Ltd.	9,810	86,721
Timah Persero Tbk. PT	120,400	7,274
Tung Ho Steel Enterprise Corp.	32,000	26,441
Usinas Siderurgicas de Minas Gerais SA*	6,900	22,941
Usinas Siderurgicas de Minas Gerais SA (Preference), Class A*	23,300	38,846
Vale SA*	117,000	1,178,237
Vale SA (Preference)*	198,000	1,857,715
Vedanta Ltd.	171,990	750,280
Volcan Cia Minera SAA, Class B	420,390	110,288
Yeong Guan Energy Technology Group Co. Ltd.	108,000	292,573
Yieh Phui Enterprise Co. Ltd.	200,702	87,072
Young Poong Corp.	24	26,551
Zhaojin Mining Industry Co. Ltd., Class H	36,000	29,546
Zijin Mining Group Co. Ltd., Class H	174,000	63,049

		21,251,060

Multiline Retail - 0.5%
Aeon Co. M Bhd.	28,000	14,322
El Puerto de Liverpool SAB de CV, Class C1	3,250	29,149
Far Eastern Department Stores Ltd.	143,012	71,280
Future Retail Ltd.*	4,120	25,991
Golden Eagle Retail Group Ltd.	14,000	18,104
Grupo Sanborns SAB de CV	25,800	31,063
Gwangju Shinsegae Co. Ltd.	810	177,700
Hyundai Department Store Co. Ltd.	1,530	151,763
Lojas Americanas SA*	5,250	21,756
Lojas Americanas SA (Preference)*	27,000	134,957
Lojas Renner SA*	29,520	277,252
Lotte Shopping Co. Ltd.	745	175,090
Magazine Luiza SA	300	35,328
Matahari Department Store Tbk. PT	78,000	74,201
Mitra Adiperkasa Tbk. PT	25,800	12,199
Poya International Co. Ltd.	4,161	53,054
Ramayana Lestari Sentosa Tbk. PT	103,200	7,319
Ripley Corp. SA	100,350	85,539
Robinson PCL, NVDR	24,900	43,587
SACI Falabella	49,950	460,543
Shinsegae, Inc.	720	153,130
Taiwan FamilyMart Co. Ltd.	3,000	20,417
Woolworths Holdings Ltd.	39,514	188,679

		2,262,423

Multi-Utilities - 0.1%
Qatar Electricity & Water Co. QSC	273	14,780
Tianjin Development Holdings Ltd.	510,000	295,154
YTL Corp. Bhd.	261,000	85,344
YTL Power International Bhd.	261,000	85,344

		480,622

Oil, Gas & Consumable Fuels - 5.2%
Adaro Energy Tbk. PT	567,000	75,960
Aegis Logistics Ltd.	1,720	5,085

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Bangchak Corp. PCL, NVDR	57,700	60,255
Banpu PCL, NVDR	222,600	109,037
Bashneft PJSC*	3,510	132,147
Bashneft PJSC (Preference)	2,924	58,542
Bharat Petroleum Corp. Ltd.	34,020	249,855
Bumi Resources Tbk. PT*	842,800	21,633
Chennai Petroleum Corp. Ltd.	45,270	273,097
China Coal Energy Co. Ltd., Class H(a)	86,000	42,504
China Petroleum & Chemical Corp., Class H	1,080,000	820,010
China Shenhua Energy Co. Ltd., Class H	315,000	784,863
CNOOC Ltd.	720,000	805,721
Coal India Ltd.	43,560	169,144
Cosan SA Industria e Comercio	18,000	207,360
Dana Gas PJSC*	429,987	74,924
Delta Dunia Makmur Tbk. PT*	137,600	8,210
E1 Corp.	4,050	221,491
Ecopetrol SA	491,490	226,690
Empresas COPEC SA	18,540	225,692
Energy Absolute PCL, NVDR	103,500	115,081
Esso Thailand PCL, NVDR*	261,000	77,257
Exxaro Resources Ltd.	10,020	82,719
Formosa Petrochemical Corp.	90,000	315,941
Gazprom PJSC	989,896	1,910,315
Gazprom PJSC, ADR	84,624	329,187
Great Eastern Shipping Co. Ltd. (The)	65,970	408,872
Grupa Lotos SA*	7,920	106,450
GS Holdings Corp.	4,680	315,332
Hellenic Petroleum SA	6,163	56,894
Hindustan Petroleum Corp. Ltd.	50,220	299,983
Indian Oil Corp. Ltd.	43,110	247,063
Indo Tambangraya Megah Tbk. PT	72,000	108,076
Inner Mongolia Yitai Coal Co. Ltd., Class B	43,100	50,858
IRPC PCL, NVDR	657,000	108,590
Kunlun Energy Co. Ltd.(a)	180,000	179,536
Lubelski Wegiel Bogdanka SA	588	11,693
LUKOIL PJSC	41,220	1,916,731
Mangalore Refinery & Petrochemicals Ltd.*	15,060	29,169
Medco Energi Internasional Tbk. PT*	1,278,000	255,140
MOL Hungarian Oil & Gas plc	5,940	511,583
Motor Oil Hellas Corinth Refineries SA	6,390	143,519
Novatek PJSC	31,320	316,369
Oil & Natural Gas Corp. Ltd.	118,800	313,707
Oil India Ltd.	17,460	78,249
PetroChina Co. Ltd., Class H	900,000	579,630
Petroleo Brasileiro SA*	144,000	634,522
Petroleo Brasileiro SA (Preference)*	180,000	766,080
Petron Corp.	226,600	42,482
Petron Malaysia Refining & Marketing Bhd.	99,000	208,105
Petronas Dagangan Bhd.	8,500	47,210
Petronet LNG Ltd.	31,320	99,573
Polski Koncern Naftowy ORLEN SA	28,890	851,106
Polskie Gornictwo Naftowe i Gazownictwo SA	147,780	273,458
PTT Exploration & Production PCL	469	1,240

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
PTT Exploration & Production PCL, NVDR	63,000	166,604
PTT PCL, NVDR	76,700	894,313
Qatar Fuel QSC	1,701	50,926
Qatar Gas Transport Co. Ltd.	17,520	87,053
Reliance Industries Ltd.	70,740	1,781,092
Rosneft Oil Co. PJSC	106,280	549,938
Rosneft Oil Co. PJSC, GDR	6,040	30,985
RussNeft PJSC*	2,322	23,304
Semirara Mining & Power Corp.	12,450	41,821
Sinopec Kantons Holdings Ltd.	1,302,000	786,853
SK Gas Ltd.	525	53,952
SK Innovation Co. Ltd.	5,850	922,680
S-Oil Corp.	3,780	393,521
S-Oil Corp. (Preference)	477	39,215
Star Petroleum Refining PCL, NVDR	131,100	60,672
Sugih Energy Tbk. PT*(c)	1,624,400	13,898
Surgutneftegas OJSC	720,450	318,783
Surgutneftegas OJSC, ADR	17,091	74,397
Surgutneftegas OJSC, ADR, OTC	12,172	59,156
Surgutneftegas OJSC (Preference)	617,670	295,687
Tambang Batubara Bukit Asam Persero Tbk. PT	19,000	18,681
Tatneft PJSC	111,164	720,814
Tatneft PJSC, ADR	6,184	238,579
Tatneft PJSC (Preference)	9,729	42,774
Thai Oil PCL, NVDR	81,000	208,728
Transneft PJSC (Preference)	180	540,049
Tupras Turkiye Petrol Rafinerileri A/S	11,340	348,859
Ultrapar Participacoes SA	19,100	453,083
United Tractors Tbk. PT	63,000	142,322
Yanzhou Coal Mining Co. Ltd., Class H	180,000	177,231

		25,899,910

Paper & Forest Products - 0.8%
Chung Hwa Pulp Corp.	84,171	28,293
Dongwha Enterprise Co. Ltd.	4,950	161,454
Duratex SA	174	445
Empresas CMPC SA	48,240	122,989
Fibria Celulose SA	9,000	95,299
Greenply Industries Ltd.	688	2,869
Hansol Paper Co. Ltd.	20,700	351,459
Indah Kiat Pulp & Paper Corp. Tbk. PT	3,402,000	707,261
Lee & Man Paper Manufacturing Ltd.	180,000	191,981
Long Chen Paper Co. Ltd.	90,000	113,262
Mondi Ltd.(a)	5,850	151,729
Nine Dragons Paper Holdings Ltd.	143,000	213,123
Pfleiderer Group SA	946	11,921
Sappi Ltd.(a)	28,170	186,416
Shandong Chenming Paper Holdings Ltd., Class B	621,000	931,085
Shandong Chenming Paper Holdings Ltd., Class H	313,000	480,111
Suzano Papel e Celulose SA (Preference), Class A	27,000	121,392
YFY, Inc.*	69,000	23,422

		3,894,511

Personal Products - 0.5%
Amorepacific Corp.	1,350	342,009
Amorepacific Corp. (Preference)	258	40,923

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Personal Products - (continued)
AMOREPACIFIC Group	1,260	136,804
Chlitina Holding Ltd.	3,000	12,767
CLIO Cosmetics Co. Ltd.	344	9,991
Colgate-Palmolive India Ltd.	2,518	42,373
Cosmax BTI, Inc.	392	8,740
Cosmax, Inc.	322	29,782
Dabur India Ltd.	24,930	120,470
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	4,128	5,623
Emami Ltd.	2,383	41,153
Gillette India Ltd.	324	26,482
Godrej Consumer Products Ltd.	11,340	183,354
Grape King Bio Ltd.	5,000	31,710
Hengan International Group Co. Ltd.(a)	45,000	343,399
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	189,200	7,100
It’s Hanbul Co. Ltd.	10,350	360,708
Karex Bhd.	39,600	14,984
Kolmar BNH Co. Ltd.	688	12,573
Korea Kolmar Co. Ltd.	643	40,796
LG Household & Health Care Ltd.	450	398,508
LG Household & Health Care Ltd. (Preference)	64	36,488
Marico Ltd.	21,780	113,634
Procter & Gamble Hygiene & Health Care Ltd.	293	36,730
TCI Co. Ltd.	2,301	14,098
Tonymoly Co. Ltd.	688	11,343

		2,422,542

Pharmaceuticals - 1.0%
Adcock Ingram Holdings Ltd.	5,074	24,471
Ajanta Pharma Ltd.	1,415	30,817
Alembic Pharmaceuticals Ltd.	2,150	17,776
Ascendis Health Ltd.	14,964	22,683
Aspen Pharmacare Holdings Ltd.(a)	14,982	313,704
Aurobindo Pharma Ltd.	12,420	139,125
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	34,000	47,277
Bukwang Pharmaceutical Co. Ltd.	1,379	26,618
Cadila Healthcare Ltd.	11,080	93,897
Caregen Co. Ltd.	258	16,577
Center Laboratories, Inc.*	21,086	41,270
China Medical System Holdings Ltd.	39,000	66,613
China Resources Pharmaceutical Group Ltd.(b)	90,000	107,975
China Traditional Chinese Medicine Holdings Co. Ltd.	180,000	95,645
Chong Kun Dang Pharmaceutical Corp.	245	24,630
Chongkundang Holdings Corp.	4,320	257,490
Cipla Ltd.	14,130	123,368
CMG Pharmaceutical Co. Ltd.*	1,186	3,969
Consun Pharmaceutical Group Ltd.	39,000	31,609
CSPC Pharmaceutical Group Ltd.	180,000	280,712
Daewon Pharmaceutical Co. Ltd.	602	10,114
Daewoong Co. Ltd.	602	8,150
Daewoong Pharmaceutical Co. Ltd.	266	22,154
Dong-A Socio Holdings Co. Ltd.	339	39,079
DongKook Pharmaceutical Co. Ltd.	450	24,208
Dr Reddy’s Laboratories Ltd.	2,430	90,274

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Pharmaceuticals - (continued)
Egyptian International Pharmaceuticals EIPICO	1,118	8,176
Formosa Laboratories, Inc.	6,000	15,936
Genomma Lab Internacional SAB de CV, Class B*	32,700	41,935
GlaxoSmithKline Pharmaceuticals Ltd.	948	35,480
Glenmark Pharmaceuticals Ltd.	2,498	27,143
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	6,000	15,826
Hanall Biopharma Co. Ltd.*	1,501	16,029
Hanmi Pharm Co. Ltd.*	287	94,380
Hanmi Science Co. Ltd.*	1,080	80,393
Hua Han Health Industry Holdings Ltd.*(c)	3,780,000	256,512
Hypermarcas SA	18,000	160,704
Il Dong Pharmaceutical Co. Ltd.	2,786	47,925
Ilyang Pharmaceutical Co. Ltd.	756	24,827
Indofarma Persero Tbk. PT*	17,200	3,473
Ipca Laboratories Ltd.	4,898	36,542
Jeil Pharma Holdings, Inc.	90	3,929
Jubilant Life Sciences Ltd.	4,445	49,538
JW Pharmaceutical Corp.	521	21,975
Kalbe Farma Tbk. PT	927,000	120,710
Kolon Life Science, Inc.	194	20,543
Komipharm International Co. Ltd.*	2,160	78,173
Kwang Dong Pharmaceutical Co. Ltd.	73	550
Laurus Labs Ltd.(b)	602	5,449
Livzon Pharmaceutical Group, Inc., Class H	4,160	22,904
Lupin Ltd.	7,200	115,826
Luye Pharma Group Ltd.	110,500	62,677
Mega Lifesciences PCL, NVDR	8,600	7,236
Natco Pharma Ltd.	3,518	53,350
Pfizer Ltd.*	688	19,118
Piramal Enterprises Ltd.	3,510	161,544
Richter Gedeon Nyrt	6,480	165,067
Samjin Pharmaceutical Co. Ltd.	344	10,267
Sanofi India Ltd.	258	17,312
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	9,500	34,788
Shilpa Medicare Ltd.	774	7,967
Shin Poong Pharmaceutical Co. Ltd.*	1,548	8,189
Sihuan Pharmaceutical Holdings Group Ltd.(a)	270,000	113,737
Sino Biopharmaceutical Ltd.	180,000	159,024
SSY Group Ltd.	140,165	61,915
Sun Pharma Advanced Research Co. Ltd.*	1,560	9,210
Sun Pharmaceutical Industries Ltd.	49,050	406,499
Tong Ren Tang Technologies Co. Ltd., Class H	17,000	24,640
Torrent Pharmaceuticals Ltd.	2,009	41,277
TTY Biopharm Co. Ltd.	10,686	34,859
Wockhardt Ltd.	175	1,656
Yuhan Corp.	467	98,696
Yungjin Pharmaceutical Co. Ltd.*	5,316	45,509

		4,809,620

Professional Services - 0.0%(d)
Sporton International, Inc.	6,300	31,400

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - 5.5%
Agile Group Holdings Ltd.	109,750	130,686
Aldar Properties PJSC	337,357	214,927
Aliansce Shopping Centers SA*	8,600	45,601
AP Thailand PCL, NVDR	1,251,000	289,475
Attacq Ltd.*	63,917	86,619
Ayala Land, Inc.	261,000	217,241
Bangkok Land PCL, NVDR	1,701,000	92,522
Barwa Real Estate Co.	11,293	103,756
Belle Corp.	182,000	13,670
BR Malls Participacoes SA	45,000	191,088
BR Properties SA	11,277	35,184
Bumi Serpong Damai Tbk. PT	302,200	40,599
Cathay Real Estate Development Co. Ltd.	33,100	19,019
Central China Real Estate Ltd.*	826,016	248,540
Central Pattana PCL, NVDR	52,700	110,067
China Aoyuan Property Group Ltd.	1,800,000	772,072
China Electronics Optics Valley Union Holding Co. Ltd.	3,120,000	279,636
China Evergrande Group*(a)	325,000	905,072
China Jinmao Holdings Group Ltd.	540,000	250,981
China Logistics Property Holdings Co. Ltd.*	131,000	45,455
China Merchants Land Ltd.	1,800,000	384,884
China Oceanwide Holdings Ltd.*	202,000	17,846
China Overseas Grand Oceans Group Ltd.	1,170,000	686,107
China Overseas Land & Investment Ltd.	404,000	1,370,780
China Resources Land Ltd.	249,777	802,725
China SCE Property Holdings Ltd.	1,980,000	968,432
China South City Holdings Ltd.	348,000	75,748
China Vanke Co. Ltd., Class H	120,400	355,335
China Vast Industrial Urban Development Co. Ltd.(b)	575,000	228,229
Chong Hong Construction Co. Ltd.	90,000	213,707
CIFI Holdings Group Co. Ltd.	377,149	214,889
Ciputra Development Tbk. PT	597,049	46,378
Corp. Inmobiliaria Vesta SAB de CV	3,700	5,564
Country Garden Holdings Co. Ltd.(a)	720,000	1,006,690
DAMAC Properties Dubai Co. PJSC	165,150	179,855
DLF Ltd.*	19,408	58,495
Dongwon Development Co. Ltd.	6,017	26,884
DoubleDragon Properties Corp.*	42,720	38,944
Eastern & Oriental Bhd.	42,574	16,407
Eco World International Bhd.*	68,800	17,676
Emaar Malls PJSC	18,522	12,506
Emaar Properties PJSC	134,010	300,642
Eshraq Properties Co. PJSC*	46,956	12,017
Ezdan Holding Group QSC	38,100	136,567
Fantasia Holdings Group Co. Ltd.	1,890,000	275,872
Farglory Land Development Co. Ltd.	9,000	11,267
Filinvest Land, Inc.	13,140,000	460,916
Fullshare Holdings Ltd.*(a)	285,000	113,852
Future Land Development Holdings Ltd.	204,000	84,890
Gemdale Properties & Investment Corp. Ltd.	6,120,000	611,205
Globe Trade Centre SA	11,472	30,444
Glorious Property Holdings Ltd.*	86,000	9,690
Godrej Properties Ltd.*	3,326	27,072

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Greenland Hong Kong Holdings Ltd.	1,080,000	401,017
Greentown China Holdings Ltd.(a)	58,000	74,559
Grupo GICSA SA de CV*	34,400	23,474
Guangzhou R&F Properties Co. Ltd., Class H(a)	104,000	185,891
Guorui Properties Ltd.	97,000	29,435
Hanson International Tbk. PT*	2,409,275	23,507
Highwealth Construction Corp.*	90,000	149,029
Hong Pu Real Estate Development Co. Ltd.	270,000	208,789
Hongkong Land Holdings Ltd.	54,000	406,080
Hopson Development Holdings Ltd.	24,000	23,047
Housing Development & Infrastructure Ltd.*	45,150	61,055
Huaku Development Co. Ltd.	41,000	86,765
Huang Hsiang Construction Corp.	167,000	202,697
Hung Sheng Construction Ltd.	540,000	351,410
IGB Corp. Bhd.	17,200	11,409
Iguatemi Empresa de Shopping Centers SA	4,800	56,264
Indiabulls Real Estate Ltd.*	27,270	96,580
IOI Properties Group Bhd.	110,625	54,260
Jiayuan International Group Ltd.*	1,080,000	688,642
Kindom Construction Corp.	450,000	271,232
Korea Real Estate Investment & Trust Co. Ltd.	9,438	30,489
KWG Property Holding Ltd.	110,918	82,370
Land & Houses PCL, NVDR	155,700	46,790
Lippo Karawaci Tbk. PT	320,300	17,188
Logan Property Holdings Co. Ltd.	84,000	72,813
Longfor Properties Co. Ltd.	103,500	260,004
LSR Group PJSC	3,268	39,382
Mah Sing Group Bhd.	1,683,000	621,077
MAS Real Estate, Inc.	13,335	25,268
MBK PCL, NVDR	825,100	371,929
Medinet Nasr Housing	21,221	12,390
Megaworld Corp.	585,000	55,648
Mingfa Group International Co. Ltd.*(c)	36,000	8,712
Multiplan Empreendimentos Imobiliarios SA*	3,746	86,308
NEPI Rockcastle plc*(a)	20,388	271,273
New Europe Property Investments plc*(c)	16,041	—
Oberoi Realty Ltd.*	2,997	18,049
Pakuwon Jati Tbk. PT	1,268,300	67,584
Palm Hills Developments SAE*	1,786,073	315,043
Parque Arauco SA	21,182	55,569
Phoenix Mills Ltd. (The)	1,462	11,108
Poly Property Group Co. Ltd.*	71,000	37,272
Powerlong Real Estate Holdings Ltd.	138,000	64,493
Prestige Estates Projects Ltd.*	10,540	44,147
Prince Housing & Development Corp.	270,000	97,465
Puradelta Lestari Tbk. PT	292,400	4,565
Quality Houses PCL, NVDR	5,724,000	419,712
Radium Life Tech Co. Ltd.*	900,000	394,926
Red Star Macalline Group Corp. Ltd., Class H(b)	1,422,000	1,476,594
Redco Properties Group Ltd.*(b)	112,000	42,878
Road King Infrastructure Ltd.	312,000	410,666
Robinsons Land Corp.	81,900	41,713
Ronshine China Holdings Ltd.*	450,000	493,781

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Sansiri PCL, NVDR	7,407,000	462,986
Shenzhen Investment Ltd.	360,000	165,477
Shimao Property Holdings Ltd.	91,500	182,528
Shining Building Business Co. Ltd.*	566,400	192,267
Shui On Land Ltd.	360,000	89,883
Singha Estate PCL, NVDR*	77,400	9,350
Sino-Ocean Group Holding Ltd.	273,267	152,901
Sinyi Realty, Inc.	20,105	21,639
SK D&D Co. Ltd.	258	7,896
SM Prime Holdings, Inc.	549,000	379,709
Sobha Ltd.	1,548	9,635
SP Setia Bhd. Group	808	625
SRE Group Ltd.*	7,020,000	163,587
Summarecon Agung Tbk. PT	433,400	31,877
Sunac China Holdings Ltd.(a)	90,000	239,688
Sunway Bhd.	42,958	42,943
Supalai PCL, NVDR	48,600	34,760
Taiwan Land Development Corp.	74,965	26,068
Talaat Moustafa Group	82,704	34,947
Tian An China Investment Co. Ltd.*	708,000	480,452
Times Property Holdings Ltd.	670,000	565,328
Tomson Group Ltd.	1,080,000	555,892
UEM Sunrise Bhd.*	71,900	19,312
United Development Co. QSC	6,192	28,845
UOA Development Bhd.	16,500	10,020
Vista Land & Lifescapes, Inc.	5,625,000	667,732
WHA Corp. PCL, NVDR	394,090	36,002
Wuzhou International Holdings Ltd.*	1,260,000	106,477
Yuexiu Property Co. Ltd.	540,000	101,637
Yuzhou Properties Co. Ltd.	69,000	40,993
Zall Group Ltd.*	84,000	50,119
Zhuguang Holdings Group Co. Ltd.*	2,340,000	284,630

		27,493,278

Road & Rail - 0.2%
Blue Bird Tbk. PT	954,000	342,249
BTS Group Holdings PCL, NVDR	230,440	59,555
CAR, Inc.*	37,000	32,214
CJ Korea Express Corp.*	540	89,996
Container Corp. of India Ltd.	3,391	60,463
Cosan Logistica SA*	135,000	324,864
Dazhong Transportation Group Co. Ltd., Class B	3,900	2,660
Guangshen Railway Co. Ltd., Class H	30,000	15,441
Localiza Rent a Car SA*	9,420	156,086
PKP Cargo SA*	1,103	18,944
Rumo SA*	8,600	28,373

		1,130,845

Semiconductors & Semiconductor Equipment - 3.7%
A-DATA Technology Co. Ltd.	11,000	28,087
Advanced Process Systems Corp.*	430	16,926
Advanced Semiconductor Engineering, Inc.	276,840	372,231
Ardentec Corp.	543,720	504,186
ASMedia Technology, Inc.	2,000	26,229
ASPEED Technology, Inc.	1,000	23,248
Chipbond Technology Corp.	40,000	65,970
ChipMOS TECHNOLOGIES, Inc.	8,000	7,869
Dongbu HiTek Co. Ltd.*	2,966	50,756
Elite Advanced Laser Corp.	3,600	14,784
Elite Semiconductor Memory Technology, Inc.	360,000	425,030
Eo Technics Co. Ltd.	390	29,240

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Epistar Corp.*	109,436	104,741
E-Ton Solar Tech Co. Ltd.*	630,000	173,380
Eugene Technology Co. Ltd.	344	5,272
Everlight Electronics Co. Ltd.	31,000	47,174
Foxsemicon Integrated Technology, Inc.	1,050	7,459
GCL-Poly Energy Holdings Ltd.*(a)	1,260,000	133,903
Gigasolar Materials Corp.	1,380	11,563
Gintech Energy Corp.*	644,337	352,091
Global Lighting Technologies, Inc.	103,000	160,834
Global Unichip Corp.	2,000	11,426
Globalwafers Co. Ltd.	6,000	47,391
Greatek Electronics, Inc.	24,000	40,695
Hanmi Semiconductor Co. Ltd.	7,058	53,295
Hansol Technics Co. Ltd.*	81	1,129
HB Technology Co. Ltd.	2,150	9,020
Holtek Semiconductor, Inc.	19,000	36,873
Jusung Engineering Co. Ltd.*	774	11,274
KC Tech Co. Ltd.	26,730	568,495
King Yuan Electronics Co. Ltd.	67,000	66,788
Kinsus Interconnect Technology Corp.	15,000	40,486
Koh Young Technology, Inc.	1,153	66,148
Land Mark Optoelectronics Corp.	2,000	27,454
LEENO Industrial, Inc.	1,178	52,213
Lextar Electronics Corp.*	86,000	50,127
Macronix International*	270,000	147,539
MediaTek, Inc.	66,000	581,411
Motech Industries, Inc.*	582,115	468,460
MPI Corp.	2,000	6,094
Nanya Technology Corp.	90,000	185,988
Novatek Microelectronics Corp.	22,000	83,787
Panda Green Energy Group Ltd.*	172,000	22,904
Parade Technologies Ltd.	2,400	34,893
Phison Electronics Corp.	6,000	83,456
Pixart Imaging, Inc.*	12,000	34,257
Powertech Technology, Inc.*	24,000	77,813
Radiant Opto-Electronics Corp.	32,330	76,875
Realtek Semiconductor Corp.	17,070	63,881
Semiconductor Manufacturing International Corp.*(a)	180,000	198,204
Seoul Semiconductor Co. Ltd.	1,370	25,464
Sigurd Microelectronics Corp.	450,000	418,771
Silergy Corp.	2,000	39,079
Silicon Works Co. Ltd.	14,310	455,879
Siliconware Precision Industries Co. Ltd.*	104,000	171,350
Sino-American Silicon Products, Inc.*	27,000	54,276
Sitronix Technology Corp.	180,000	575,251
SK Hynix, Inc.	54,720	3,227,309
Taiwan Semiconductor Co. Ltd.	270,000	366,164
Taiwan Semiconductor Manufacturing Co. Ltd.	829,000	5,888,974
Taiwan Surface Mounting Technology Corp.	305,000	249,996
TES Co. Ltd.	430	11,489
Tokai Carbon Korea Co. Ltd.	86	3,819
Topco Scientific Co. Ltd.	180,000	551,407
Toptec Co. Ltd.	516	13,372
Unisem M Bhd.	17,200	15,426
United Microelectronics Corp.	630,000	290,010

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Vanguard International Semiconductor Corp.	30,000	56,234
Win Semiconductors Corp.	21,961	128,731
Winbond Electronics Corp.	146,000	88,242
Wonik Holdings Co. Ltd.*	7,998	61,465
WONIK IPS Co. Ltd.*	946	27,643
XinTec, Inc.*	25,000	45,537
Xinyi Solar Holdings Ltd.(a)	540,000	170,086

		18,645,323

Software - 0.2%
Asseco Poland SA	3,268	40,936
CD Projekt SA	2,139	51,254
Com2uSCorp	990	101,473
ComArch SA	172	9,696
Cyient Ltd.	764	6,251
DoubleUGames Co. Ltd.	1,350	76,002
Douzone Bizon Co. Ltd.	669	20,864
International Games System Co. Ltd.	3,000	15,797
Kingdee International Software Group Co. Ltd.*	118,000	49,103
Kingsoft Corp. Ltd.	31,000	81,765
Linx SA	6,200	34,164
NCSoft Corp.	810	261,302
NetDragon Websoft Holdings Ltd.	4,500	12,013
NHN Entertainment Corp.*	204	13,982
Oracle Financial Services Software Ltd.	883	49,863
Soft-World International Corp.	5,000	13,280
Tata Elxsi Ltd.	258	7,051
TOTVS SA	3,800	36,468
Webzen, Inc.*	474	7,328
XPEC Entertainment, Inc.(c)	14,800	6,470
Zensar Technologies Ltd.	602	7,510

		902,572

Specialty Retail - 1.6%
Ace Hardware Indonesia Tbk. PT	578,100	48,161
Beauty Community PCL, NVDR	59,500	21,278
Bermaz Auto Bhd.	38,100	17,442
Cashbuild Ltd.	1,168	31,781
China Harmony New Energy Auto Holding Ltd.*	1,035,000	499,600
China Yongda Automobiles Services Holdings Ltd.(a)	810,000	1,051,632
China ZhengTong Auto Services Holdings Ltd.(a)	1,125,000	1,112,014
Cia Hering	12,400	84,122
Detsky Mir PJSC(b)	979,200	1,473,001
FF Group*	2,374	56,679
Foschini Group Ltd. (The)	4,326	49,736
GOME Electrical Appliances Holding Ltd.(a)	194,447	23,403
Home Product Center PCL, NVDR	142,065	42,265
Hotai Motor Co. Ltd.	14,000	170,158
Hotel Shilla Co. Ltd.	1,032	59,944
Italtile Ltd.	635,312	611,055
JUMBO SA	5,670	94,592
LOTTE Himart Co. Ltd.	639	39,743
M.Video PJSC*	2,224	15,049
Mr Price Group Ltd.	11,610	152,348
Padini Holdings Bhd.	17,200	15,025
PC Jeweller Ltd.	3,018	12,001

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Specialty Retail - (continued)
Pou Sheng International Holdings Ltd.(a)	2,700,000	535,841
PTG Energy PCL, NVDR	26,300	14,542
Senao International Co. Ltd.	90,000	172,873
Seobu T&D	315	4,588
Siam Global House PCL, NVDR	56,030	23,068
Super Group Ltd.*	413,640	1,142,438
Truworths International Ltd.	8,308	47,605
Via Varejo SA	5,700	25,992
Zhongsheng Group Holdings Ltd.	60,500	132,462

		7,780,438

Technology Hardware, Storage & Peripherals - 6.4%
Acer, Inc.*	139,858	68,782
Adlink Technology, Inc.	13,223	28,070
Advantech Co. Ltd.	10,220	77,338
Asia Vital Components Co. Ltd.*	360,000	315,345
Asustek Computer, Inc.	58,000	539,749
Casetek Holdings Ltd.	10,000	31,594
Catcher Technology Co. Ltd.	35,000	402,212
Chicony Electronics Co. Ltd.	42,654	109,759
Clevo Co.	39,322	35,161
CMC Magnetics Corp.*	2,202,301	282,987
Compal Electronics, Inc.	363,000	241,034
Coolpad Group Ltd.*(c)	326,000	30,053
Elitegroup Computer Systems Co. Ltd.*	416,530	272,440
Ennoconn Corp.	2,000	30,038
Foxconn Technology Co. Ltd.	90,000	270,636
Gigabyte Technology Co. Ltd.	38,000	48,577
HTC Corp.*	24,000	56,989
Inventec Corp.	279,000	223,141
Legend Holdings Corp., Class H(b)	477,000	1,248,971
Lenovo Group Ltd.(a)	360,000	223,094
Lite-On Technology Corp.	90,000	145,601
Meitu, Inc.*(b)	90,000	126,758
Micro-Star International Co. Ltd.	46,000	119,435
Mitac Holdings Corp.	42,676	51,092
Pegatron Corp.	199,000	649,812
Primax Electronics Ltd.	26,000	56,830
Qisda Corp.	83,000	65,695
Quanta Computer, Inc.	270,000	640,228
Quanta Storage, Inc.	270,000	372,423
Ritek Corp.*	200,823	33,919
Samsung Electronics Co. Ltd.	9,755	21,008,489
Samsung Electronics Co. Ltd. (Preference)	1,738	2,999,042
Sindoh Co. Ltd.	6,930	356,703
TPV Technology Ltd.	1,260,000	295,231
Transcend Information, Inc.	7,000	20,748
Wistron Corp.	284,042	286,906

		31,764,882

Textiles, Apparel & Luxury Goods - 2.1%
361 Degrees International Ltd.	694,000	244,361
Aditya Birla Fashion and Retail Ltd.*	6,536	17,575
Aksa Akrilik Kimya Sanayii A/S	101,970	403,117
Alpargatas SA (Preference)*	10,800	50,976
ANTA Sports Products Ltd.(a)	42,000	144,120
Arvind Ltd.	7,361	41,985
Bata India Ltd.	2,024	18,556
Bosideng International Holdings Ltd.	4,238,000	374,413
CCC SA	1,108	74,891
China Dongxiang Group Co. Ltd.	4,320,000	802,033

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Textiles, Apparel & Luxury Goods - (continued)
China Jicheng Holdings Ltd.*(b)	760,000	973
China Lilang Ltd.	588,000	394,502
Cosmo Lady China Holdings Co. Ltd.(a)(b)	900,000	336,485
De Licacy Industrial Co. Ltd.*	270,000	256,628
Eclat Textile Co. Ltd.	8,698	100,099
F&F Co. Ltd.	9,990	250,408
Feng TAY Enterprise Co. Ltd.	16,122	69,143
Fila Korea Ltd.	514	33,990
Formosa Taffeta Co. Ltd.	33,000	32,677
Fuguiniao Co. Ltd., Class H*(c)	334,800	166,325
Fulgent Sun International Holding Co. Ltd.	2,000	5,670
Grendene SA	6,274	52,822
Guararapes Confeccoes SA*	300	9,954
Handsome Co. Ltd.	910	29,356
Hansae Co. Ltd.	1,034	24,209
Hansae Yes24 Holdings Co. Ltd.	16,290	144,260
HengTen Networks Group Ltd.*	1,032,000	14,139
HS Industries Co. Ltd.	42,570	357,968
Hwaseung Enterprise Co. Ltd.	344	4,765
Jayjun Cosmetic Co. Ltd.*	1,892	8,842
Kyungbang Ltd.	16,290	237,279
Lao Feng Xiang Co. Ltd., Class B	270,000	1,047,330
LF Corp.	25,380	711,016
Li Cheng Enterprise Co. Ltd.	90,000	252,753
Li Ning Co. Ltd.*	95,500	75,322
LPP SA	90	174,518
Makalot Industrial Co. Ltd.	7,650	34,202
Nan Liu Enterprise Co. Ltd.	6,000	29,011
Nien Hsing Textile Co. Ltd.	249,546	186,361
Page Industries Ltd.	215	54,892
Pou Chen Corp.	270,000	364,823
Quang Viet Enterprise Co. Ltd.	4,000	22,652
Rajesh Exports Ltd.	4,307	47,749
Relaxo Footwears Ltd.	3,920	29,050
Ruentex Industries Ltd.*	55,140	81,809
Shenzhou International Group Holdings Ltd.	23,000	153,870
Sintex Industries Ltd.	472,320	273,889
SRF Ltd.	774	18,324
Tainan Spinning Co. Ltd.	48,555	21,226
Taiwan Paiho Ltd.	11,000	45,901
Texhong Textile Group Ltd.	360,000	387,188
Titan Co. Ltd.	19,710	167,217
TOPBI International Holdings Ltd.	90,000	287,328
Vardhman Textiles Ltd.*	16,290	309,453
Welspun India Ltd.	46,526	59,616
Xtep International Holdings Ltd.	1,215,000	452,699
Youngone Corp.	2,064	60,497
Youngone Holdings Co. Ltd.	7,110	341,824

		10,393,041

Thrifts & Mortgage Finance - 0.5%
Dewan Housing Finance Corp. Ltd.	12,060	85,866
GRUH Finance Ltd.	3,082	23,591
Housing Development Finance Corp. Ltd.	70,560	1,967,997
Indiabulls Housing Finance Ltd.	15,210	278,647
LIC Housing Finance Ltd.	14,940	160,797
Malaysia Building Society Bhd.	89,915	25,831
PNB Housing Finance Ltd.(b)	860	20,132

		2,562,861

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Tobacco - 0.3%
British American Tobacco Malaysia Bhd.	5,900	60,633
Godfrey Phillips India Ltd.	16,470	290,267
Gudang Garam Tbk. PT	19,200	109,661
ITC Ltd.	128,340	570,666
KT&G Corp.	5,670	577,615

		1,608,842

Trading Companies & Distributors - 0.5%
Adani Enterprises Ltd.	48,060	103,310
AKR Corporindo Tbk. PT	71,700	37,131
Barloworld Ltd.	12,165	109,343
BOC Aviation Ltd.(b)	27,000	140,356
China Aircraft Leasing Group Holdings Ltd.	315,000	368,636
CITIC Resources Holdings Ltd.	126,000	14,197
Ferreycorp SAA	1,335,420	741,900
iMarketKorea, Inc.	28,260	321,983
International Business Settlement Holdings Ltd.*	330,000	27,464
Kushal Tradelink Ltd.	73,170	158,142
LG International Corp.	3,960	104,038
Posco Daewoo Corp.	4,950	103,950
SK Networks Co. Ltd.	5,892	33,329

		2,263,779

Transportation Infrastructure - 1.2%
Adani Ports & Special Economic Zone Ltd.	39,960	246,607
Airports of Thailand PCL	54,000	83,167
Airports of Thailand PCL, NVDR	126,000	195,003
Bangkok Aviation Fuel Services PCL, NVDR	18,800	26,695
Bangkok Expressway & Metro PCL, NVDR	342,000	77,081
Beijing Capital International Airport Co. Ltd., Class H	60,000	94,492
CCR SA	45,000	245,952
China Merchants Port Holdings Co. Ltd.	34,606	108,779
COSCO SHIPPING Ports Ltd.	66,579	81,496
Dalian Port PDA Co. Ltd., Class H	2,880,000	527,314
DP World Ltd.	7,830	180,090
EcoRodovias Infraestrutura e Logistica SA	14,880	51,283
Grupo Aeroportuario del Centro Norte SAB de CV	8,600	54,296
Grupo Aeroportuario del Pacifico SAB de CV, Class B	19,100	218,146
Grupo Aeroportuario del Sureste SAB de CV, Class B	9,450	201,318
Hopewell Highway Infrastructure Ltd.	19,000	11,677
IL&FS Transportation Networks Ltd.*	64,800	92,930
International Container Terminal Services, Inc.	35,100	74,290
Jasa Marga Persero Tbk. PT	88,423	38,823
Jiangsu Expressway Co. Ltd., Class H	44,000	63,886
Lingkaran Trans Kota Holdings Bhd.	17,200	23,742
Malaysia Airports Holdings Bhd.	22,416	45,811
Novorossiysk Commercial Sea Port PJSC	289,596	36,656
OHL Mexico SAB de CV	70,400	91,031

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Transportation Infrastructure - (continued)
Promotora y Operadora de Infraestructura SAB de CV	7,650	83,781
Promotora y Operadora de Infraestructura SAB de CV, Class L	2,300	20,196
Prumo Logistica SA*	8,600	30,245
Shenzhen Expressway Co. Ltd., Class H	900,000	804,338
Shenzhen International Holdings Ltd.	50,251	86,088
Sociedad Matriz SAAM SA	5,954,130	635,101
Taiwan High Speed Rail Corp.	104,000	89,722
TAV Havalimanlari Holding A/S	7,999	48,398
Tianjin Port Development Holdings Ltd.	2,160,000	359,532
Westports Holdings Bhd.	61,600	53,665
Yuexiu Transport Infrastructure Ltd.	900,000	672,970
Zhejiang Expressway Co. Ltd., Class H	180,000	224,708

		5,979,309

Water Utilities - 0.7%
Aguas Andinas SA, Class A	108,924	68,588
Beijing Enterprises Water Group Ltd.	202,000	167,856
China Everbright Water Ltd.	42,900	15,489
China Water Affairs Group Ltd.	1,080,000	589,080
Cia de Saneamento Basico do Estado de Sao Paulo*	36,000	386,726
Cia de Saneamento de Minas Gerais-COPASA*	90,000	1,224,000
Cia de Saneamento do Parana (Preference)	261,000	878,631
Guangdong Investment Ltd.	180,000	253,516
Inversiones Aguas Metropolitanas SA	11,208	19,538
Manila Water Co., Inc.	33,800	21,435
Taliworks Corp. Bhd.	43,000	14,964
TTW PCL, NVDR	68,000	22,274
VA Tech Wabag Ltd.	860	8,178

		3,670,275

Wireless Telecommunication Services - 1.7%
Advanced Info Service PCL, NVDR	40,400	225,210
Almendral SA	900,270	73,283
America Movil SAB de CV, Series L	1,089,000	961,538
Axiata Group Bhd.	99,956	108,092
Bharti Airtel Ltd.	59,760	390,272
China Mobile Ltd.	247,617	2,655,253
DiGi.Com Bhd.	72,000	80,719
Empresa Nacional de Telecomunicaciones SA	5,699	64,763
Far EasTone Telecommunications Co. Ltd.	60,000	145,055
Global Telecom Holding SAE*	111,066	40,669
Globe Telecom, Inc.	1,560	65,417
Idea Cellular Ltd.	122,220	176,134
Indosat Tbk. PT	68,800	33,564
Intouch Holdings PCL, NVDR	72,000	129,280
Maxis Bhd.	90,000	118,767
MegaFon PJSC	6,278	59,262
Mobile TeleSystems PJSC	83,520	327,909
MTN Group Ltd.	72,902	654,716
PLDT, Inc.	4,050	131,388
Reliance Communications Ltd.*	117,520	48,088
Sistema PJSC FC	253,420	50,548
SK Telecom Co. Ltd.	3,780	939,047
Taiwan Mobile Co. Ltd.	90,000	321,902

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Wireless Telecommunication Services - (continued)
TIM Participacoes SA	45,000	152,352
Total Access Communication PCL, NVDR	18,600	30,323
Tower Bersama Infrastructure Tbk. PT	81,300	41,187
Turkcell Iletisim Hizmetleri A/S	20,610	75,219
Vodacom Group Ltd.	20,880	281,808
Vodafone Qatar QSC*	34,598	88,188
XL Axiata Tbk. PT*	47,875	12,073

		8,482,026

TOTAL COMMON STOCKS (Cost $413,352,276)		489,566,601

PREFERRED STOCK - 0.0%(d)
Metals & Mining - 0.0%(d)
Vedanta Ltd., 7.50%(c) (Cost $—)	69,412	10,820

	Principal Amount ($)
CORPORATE BOND - 0.0%(d)
Independent Power and Renewable Electricity Producers - 0.0%(d)
NTPC Ltd. Series 54, 8.49%, 3/25/2025 (Cost $—)	INR49,126	10,160

	No. of Rights
RIGHTS - 0.0%(d)
Banks - 0.0%(d)
Grupo Security SA, expiring 8/24/2017, price 220.00 CLP*	7,060	276

Construction Materials - 0.0%(d)
Ssangyong Cement Industrial Co. Ltd., expiring 8/21/2017, price 13,300.00 KRW*(c)	190	178

Electronic Equipment, Instruments & Components - 0.0%(d)
Iljin Materials Co. Ltd., expiring 8/30/2017, price 29,550.00 KRW*(c)	197	1,391

Machinery - 0.0%(d)
Airtac International, expiring 8/9/2017, price 300.00 TWD*(c)	290	1,042

Paper & Forest Products - 0.0%(d)
Long Chen Paper Co. Ltd., expiring 8/14/2017, price 33.50 TWD*(c)	1,522	227

TOTAL RIGHTS (Cost $—)		3,114

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CONVERTIBLE PREFERRED STOCK - 0.0%(d)
Chemicals - 0.0%(d)
UPL Ltd. Series Q2, 5.00%, 2/8/2018 (Cost $473)	INR3,330	757

	No. of Warrants
WARRANT - 0.0%
Health Care Providers & Services - 0.0%
Vibhavadi Medical Center PCL, expiring 12/25/2017, price 3.00 THB*(c) (Cost $—)	29,438	—

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(e) - 0.1%
REPURCHASE AGREEMENTS - 0.1%
Citigroup Global Markets, Inc., 1.34%, dated 7/31/2017, due 8/1/2017, repurchase price $25,001, collateralized by various U.S. Treasury Securities, 3.75%, maturing 8/15/2041; total market value $25,500	25,000	25,000
Citigroup Global Markets, Inc., 1.04%, dated 7/31/2017, due 8/1/2017, repurchase price $203,390, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.63%, maturing 8/15/2019 - 10/15/2019; total market value $207,452	203,384	203,384
Deutsche Bank AG, London Branch, 1.55%, dated 7/31/2017, due 8/1/2017, repurchase price $100,004, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 2.00%, maturing 6/30/2018 - 4/30/2024; Common Stocks; total market value $110,859	100,000	100,000

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - (continued)
REPURCHASE AGREEMENTS - (continued)
Mizuho Securities USA, Inc., 1.05%, dated 7/31/2017, due 8/1/2017, repurchase price $250,007, collateralized by various U.S. Treasury Securities, 1.50%, maturing 6/15/2020; total market value $255,000	250,000	250,000

		578,384

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $578,384)		578,384

Total Investments — 98.0% (Cost $413,931,133)		490,169,836
Other Assets Less Liabilities — 2.0%		10,191,406

Net assets — 100.0%		500,361,242

*	Non-income producing security.
^	Security subject to restrictions on resale.
(a)

The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $8,200,745, collateralized in the form of cash with a value of $578,384 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $482,453 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.00%, and maturity dates ranging from August 17, 2017 - August 15, 2046 and $7,696,381 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 8.50%, and maturity dates ranging from September 11, 2017 - July 22, 2068; a total value of $8,757,218.

(b)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)

Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2017 amounted to $1,437,151, which represents approximately 0.29% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at July 31, 2017. The total value of securities purchased was $578,384.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
CLP	Chilean Peso
GDR	Global Depositary Receipt
INR	Indian Rupee
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
THB	Thai Baht
TWD	Taiwan Dollar

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$85,064,376
Aggregate gross unrealized depreciation	(13,257,182)

Net unrealized appreciation	$71,807,194

Federal income tax cost of investments	$418,362,642

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of July 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Long Contracts
Mini MSCI Emerging Markets Index Futures Contracts	205	09/15/2017	$10,911,125	$433,491

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
HKD	262,204	Morgan Stanley	USD	33,686	09/20/2017	$(114)
INR	6,383,957	JPMorgan Chase Bank	USD	97,787	09/20/2017	1,078
KRW	350,000,000	Morgan Stanley	USD	313,125	09/20/2017	(218)
RUB	329,028	Goldman Sachs & Co.	USD	5,604	09/20/2017	(191)
TWD	17,083,917	BNP Paribas SA	USD	563,249	09/20/2017	3,779
ZAR	26,054	Goldman Sachs & Co.	USD	1,991	09/20/2017	(33)
USD	79,084	Morgan Stanley	BRL	265,588	09/20/2017	(5,904)
USD	69,118	BNP Paribas SA	KRW	77,994,778	09/20/2017	(611)
USD	483,924	JPMorgan Chase Bank	TWD	14,645,000	09/20/2017	(2,155)

						$(4,369)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Abbreviations:

BRL — Brazilian Real

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — Korean Won

RUB — Russian Ruble

TWD — Taiwan Dollar

USD — US Dollar

ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2017 (Unaudited)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2017:

Brazil	6.6%
Chile	1.0
China	26.4
Colombia	0.8
Czech Republic	0.1
Egypt	0.3
Greece	0.4
Hong Kong	0.2
Hungary	0.2
India	7.5
Indonesia	1.9
Malaysia	1.8
Mexico	2.4
Peru	0.4
Philippines	1.4
Poland	1.0
Qatar	0.5
Russia	3.3
South Africa	6.2
South Korea	17.9
Taiwan	12.9
Thailand	2.0
Turkey	1.7
United Arab Emirates	1.0
Other[1]	2.1

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUND - 100.7%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund(a) (Cost $17,227,873)	296,100	19,249,461

Total Investments — 100.7% (Cost $17,227,873)		19,249,461
Liabilities Less Other Assets — (0.7%)		(137,656)

Net assets — 100.0%		19,111,805

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Fund.

Percentages shown are based on Net Assets.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,021,516
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$2,021,516

Federal income tax cost of investments	$17,227,945

The FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares Fund. The Schedule of Investments of the affiliated FlexShares Fund is located elsewhere in this Report.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investment in a company which was affiliated for the period ending July 31, 2017, was as follows:

Security	Value October 31, 2016	Purchases at Cost	Sales at Cost	Value July 31, 2017	Dividend Income	Realized Gain
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	$3,588,250	$26,474,187	$12,856,775	$19,249,461	$328,464	$1,011,296

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	1,213,028	Toronto-Dominion Bank (The)	AUD	1,533,000	08/22/2017	$(10,514)
USD	1,558,236	Toronto-Dominion Bank (The)	CAD	1,951,000	08/22/2017	(2,381)
USD	1,023,525	Toronto-Dominion Bank (The)	CHF	968,000	08/22/2017	18,902
USD	232,671	Toronto-Dominion Bank (The)	DKK	1,482,000	08/22/2017	(2,569)
USD	4,808,409	Toronto-Dominion Bank (The)	EUR	4,119,000	08/22/2017	(53,472)
USD	3,076,117	Toronto-Dominion Bank (The)	GBP	2,366,000	08/22/2017	(45,362)
USD	581,839	Bank of Montreal	HKD	4,540,000	08/22/2017	197
USD	5,439,889	Toronto-Dominion Bank (The)	JPY	603,788,000	08/22/2017	(29,637)
USD	202,193	Toronto-Dominion Bank (The)	NOK	1,619,000	08/22/2017	(2,809)
USD	63,919	Toronto-Dominion Bank (The)	NZD	86,000	08/22/2017	(533)
USD	504,061	Toronto-Dominion Bank (The)	SEK	4,151,000	08/22/2017	(9,737)
USD	239,997	Bank of Montreal	SGD	327,000	08/22/2017	(1,008)
USD	203,691	Bank of Montreal	ILS	726,000	08/23/2017	(431)

						$(139,354)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUND - 100.0%
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund(a) (Cost $32,207,442)	734,888	40,947,959

Total Investments — 100.0% (Cost $32,207,442)		40,947,959
Other Assets Less Liabilities — 0.0%(b)		7,084

Net assets — 100.0%		40,955,043

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Fund.
(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,700,599
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$8,700,599

Federal income tax cost of investments	$32,247,360

The FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund currently seeks its investment objective by investing a substantial portion of its assets in an affiliated FlexShares Fund. The Schedule of Investments of the affiliated FlexShares Fund is located elsewhere in this Report.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Investment in a company which was affiliated for the period ending July 31, 2017, was as follows:

Security	Value October 31, 2016	Purchases at Cost	Sales at Cost	Value July 31, 2017	Dividend Income	Realized Gain
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	$33,655,393	$11,230,062	$7,551,314	$40,947,959	$407,640	$2,460,477

Forward Foreign Currency Contracts

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
BRL	600,000	Morgan Stanley	USD	189,639	08/23/2017	$1,504
BRL	150,000	Morgan Stanley	USD	47,806	08/23/2017	(20)
CLP	19,300,000	BNP Paribas SA	USD	29,676	08/23/2017	(49)
CLP	4,810,000	Goldman Sachs & Co.	USD	7,419	08/23/2017	(35)
EUR	10,000	Bank of Montreal	USD	11,660	08/23/2017	144
HKD	5,990,000	Toronto-Dominion Bank (The)	USD	767,899	08/23/2017	(465)
HKD	1,500,000	Bank of Montreal	USD	192,172	08/23/2017	6
IDR	752,490,000	Morgan Stanley	USD	56,406	08/23/2017	(60)
IDR	187,680,000	Toronto-Dominion Bank (The)	USD	14,059	08/23/2017	(6)
INR	13,930,000	Morgan Stanley	USD	215,798	08/23/2017	705
INR	3,480,000	Toronto-Dominion Bank (The)	USD	54,092	08/23/2017	(5)
KRW	609,290,000	Toronto-Dominion Bank (The)	USD	546,101	08/23/2017	(1,548)
KRW	151,970,000	Toronto-Dominion Bank (The)	USD	135,407	08/23/2017	416
MXN	1,290,000	JPMorgan Chase Bank	USD	72,561	08/23/2017	(558)
MXN	320,000	Bank of Montreal	USD	17,869	08/23/2017	(8)
MYR	290,000	Morgan Stanley	USD	67,787	08/23/2017	(118)
PHP	2,150,000	BNP Paribas SA	USD	42,310	08/23/2017	260
PHP	540,000	Morgan Stanley	USD	10,698	08/23/2017	(6)
PLN	110,000	JPMorgan Chase Bank	USD	30,042	08/23/2017	428
PLN	30,000	Bank of Montreal	USD	8,311	08/23/2017	— †
RUB	7,800,000	Goldman Sachs & Co.	USD	129,183	08/23/2017	(115)
THB	1,920,000	Toronto-Dominion Bank (The)	USD	57,493	08/23/2017	214
THB	480,000	Citibank NA	USD	14,441	08/23/2017	(14)
TRY	180,000	JPMorgan Chase Bank	USD	50,179	08/23/2017	545
TRY	40,000	Bank of Montreal	USD	11,279	08/23/2017	(7)
TWD	11,680,000	Morgan Stanley	USD	386,056	08/23/2017	1,147
TWD	2,910,000	Citibank NA	USD	96,392	08/23/2017	77
ZAR	2,430,000	Bank of New York	USD	186,532	08/23/2017	(3,071)
ZAR	610,000	Bank of Montreal	USD	46,080	08/23/2017	(26)
USD	2,842,138	Goldman Sachs & Co.	BRL	8,930,000	08/23/2017	(2,706)
USD	95,853	Goldman Sachs & Co.	BRL	300,000	08/23/2017	281
USD	436,424	Citibank NA	CLP	285,260,000	08/23/2017	(1,472)
USD	14,807	BNP Paribas SA	CLP	9,650,000	08/23/2017	(7)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation (Depreciation)
USD	163,441	Toronto-Dominion Bank (The)	EUR	140,000	08/23/2017	$(1,819)
USD	11,359,012	Bank of Montreal	HKD	88,630,000	08/23/2017	3,818
USD	384,299	Morgan Stanley	HKD	3,000,000	08/23/2017	(59)
USD	831,987	Morgan Stanley	IDR	11,124,420,000	08/23/2017	(998)
USD	28,184	Toronto-Dominion Bank (The)	IDR	376,180,000	08/23/2017	15
USD	3,187,670	Goldman Sachs & Co.	INR	206,000,000	08/23/2017	(14,034)
USD	108,445	Morgan Stanley	INR	6,970,000	08/23/2017	116
USD	8,048,352	Goldman Sachs & Co.	KRW	9,007,430,000	08/23/2017	(2,029)
USD	271,895	Morgan Stanley	KRW	304,590,000	08/23/2017	(332)
USD	1,081,697	Bank of Montreal	MXN	19,100,000	08/23/2017	15,607
USD	36,414	Toronto-Dominion Bank (The)	MXN	650,000	08/23/2017	133
USD	788,338	Goldman Sachs & Co.	MYR	3,380,000	08/23/2017	(360)
USD	25,626	Morgan Stanley	MYR	110,000	08/23/2017	(41)
USD	624,336	Goldman Sachs & Co.	PHP	31,740,000	08/23/2017	(4,116)
USD	21,171	Morgan Stanley	PHP	1,070,000	08/23/2017	(16)
USD	432,598	Bank of Montreal	PLN	1,580,000	08/23/2017	(5,069)
USD	13,893	Bank of New York	PLN	50,000	08/23/2017	43
USD	1,548,282	Goldman Sachs & Co.	RUB	92,240,000	08/23/2017	21,966
USD	52,000	Citibank NA	RUB	3,120,000	08/23/2017	373
USD	847,364	Societe Generale	THB	28,350,000	08/23/2017	(4,723)
USD	28,857	Societe Generale	THB	960,000	08/23/2017	4
USD	736,753	Bank of Montreal	TRY	2,630,000	08/23/2017	(4,389)
USD	25,422	Toronto-Dominion Bank (The)	TRY	90,000	08/23/2017	60
USD	5,877,253	Morgan Stanley	TWD	178,560,000	08/23/2017	(42,170)
USD	2,760,970	Bank of Montreal	ZAR	35,910,000	08/23/2017	49,819
USD	91,430	Bank of New York	ZAR	1,210,000	08/23/2017	76

						$7,306

†	Amount is less than $0.50.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

July 31, 2017 (Unaudited)

Abbreviations:

BRL — Brazilian Real

CLP — Chilean Peso

EUR — Euro

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

INR — Indian Rupee

KRW — Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

PHP — Philippine Peso

PLN — Polish Zloty

RUB — Russian Ruble

THB — Thai Baht

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — US Dollar

ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%
Aerospace & Defense - 2.8%
Boeing Co. (The)	2,363	572,933
L3 Technologies, Inc.	833	145,750

		718,683

Airlines - 0.9%
Delta Air Lines, Inc.	2,533	125,029
United Continental Holdings, Inc.*	1,751	118,508

		243,537

Auto Components - 1.0%
Goodyear Tire & Rubber Co. (The)	4,080	128,561
Lear Corp.	833	123,442

		252,003

Banks - 7.5%
Bank of America Corp.	25,534	615,880
Citigroup, Inc.	8,534	584,152
Fifth Third Bancorp	5,780	154,326
JPMorgan Chase & Co.	714	65,545
PNC Financial Services Group, Inc. (The)	2,822	363,474
SunTrust Banks, Inc.	2,533	145,116

		1,928,493

Beverages - 0.2%
Brown-Forman Corp., Class A	612	31,542
Dr Pepper Snapple Group, Inc.	85	7,749

		39,291

Biotechnology - 1.0%
Amgen, Inc.	1,428	249,200

Capital Markets - 4.1%
Goldman Sachs Group, Inc. (The)	1,887	425,197
Morgan Stanley	7,922	371,542
S&P Global, Inc.	1,598	245,437

		1,042,176

Chemicals - 1.2%
Celanese Corp., Series A	1,479	142,235
LyondellBasell Industries NV, Class A	1,819	163,874

		306,109

Communications Equipment - 1.8%
Cisco Systems, Inc.	15,096	474,769

Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc.	2,278	120,096

Consumer Finance - 2.5%
American Express Co.	3,094	263,702
Capital One Financial Corp.	2,703	232,944
Discover Financial Services	2,584	157,469

		654,115

Containers & Packaging - 0.6%
Packaging Corp. of America	1,462	160,060

Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc., Class B*	238	41,643

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Financial Services - (continued)
Leucadia National Corp.	5,695	148,241

		189,884

Diversified Telecommunication Services - 1.6%
AT&T, Inc.	7,973	310,947
CenturyLink, Inc.	4,114	95,733

		406,680

Electric Utilities - 2.9%
Edison International	1,768	139,106
Exelon Corp.	4,709	180,543
FirstEnergy Corp.	4,403	140,500
NextEra Energy, Inc.	1,955	285,606

		745,755

Electrical Equipment - 0.8%
Eaton Corp. plc	2,737	214,170

Electronic Equipment, Instruments & Components - 1.2%
Corning, Inc.	6,290	183,291
Flex Ltd.*	8,449	135,099

		318,390

Energy Equipment & Services - 0.4%
National Oilwell Varco, Inc.	3,162	103,429

Equity Real Estate Investment Trusts (REITs) - 5.2%
AvalonBay Communities, Inc.	782	150,418
Camden Property Trust	1,632	146,390
Equity Residential	2,312	157,355
Essex Property Trust, Inc.	544	142,365
Host Hotels & Resorts, Inc.	6,868	128,157
JBG SMITH Properties*	595	21,111
Prologis, Inc.	3,094	188,146
Public Storage	170	34,947
Vornado Realty Trust	1,190	94,426
Welltower, Inc.	1,377	101,058
Weyerhaeuser Co.	4,845	159,982

		1,324,355

Food & Staples Retailing - 3.8%
CVS Health Corp.	3,553	283,991
Sysco Corp.	2,805	147,599
Walgreens Boots Alliance, Inc.	901	72,684
Wal-Mart Stores, Inc.	5,899	471,861

		976,135

Food Products - 3.2%
Archer-Daniels-Midland Co.	3,349	141,261
Bunge Ltd.	1,955	153,252
Conagra Brands, Inc.	3,876	132,714
Ingredion, Inc.	1,105	136,269
JM Smucker Co. (The)	1,105	134,699
Tyson Foods, Inc., Class A	2,057	130,332

		828,527

Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	3,077	186,097
Danaher Corp.	3,417	278,451
IDEXX Laboratories, Inc.*	935	155,640

		620,188

Health Care Providers & Services - 4.7%
Anthem, Inc.	1,479	275,405
Express Scripts Holding Co.*	3,332	208,716
Humana, Inc.	850	196,520

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Providers & Services - (continued)
UnitedHealth Group, Inc.	2,737	524,984

		1,205,625

Hotels, Restaurants & Leisure - 1.1%
Darden Restaurants, Inc.	1,700	142,596
Domino’s Pizza, Inc.	697	129,991

		272,587

Household Durables - 1.7%
DR Horton, Inc.	2,703	96,470
NVR, Inc.*	68	177,510
PulteGroup, Inc.	6,256	152,772

		426,752

Industrial Conglomerates - 2.0%
General Electric Co.	19,567	501,111

Insurance - 1.6%
Everest Re Group Ltd.	595	156,122
Lincoln National Corp.	2,261	165,189
Unum Group	1,700	85,221

		406,532

Internet & Direct Marketing Retail - 0.6%
Amazon.com, Inc.*	153	151,130

Internet Software & Services - 2.8%
Alphabet, Inc., Class A*	17	16,073
Alphabet, Inc., Class C*	255	237,277
eBay, Inc.*	6,256	223,527
Facebook, Inc., Class A*	510	86,318
VeriSign, Inc.*	1,445	146,191

		709,386

IT Services - 2.3%
Amdocs Ltd.	748	50,243
DXC Technology Co.	1,734	135,911
International Business Machines Corp.	2,805	405,800

		591,954

Machinery - 2.2%
Cummins, Inc.	986	165,549
Illinois Tool Works, Inc.	1,734	243,991
Ingersoll-Rand plc	1,819	159,854

		569,394

Media - 1.6%
Discovery Communications, Inc., Class A*	4,233	104,132
Discovery Communications, Inc., Class C*	6,579	152,172
Scripps Networks Interactive, Inc., Class A	1,819	158,999

		415,303

Metals & Mining - 1.0%
Nucor Corp.	2,346	135,294
Steel Dynamics, Inc.	3,536	125,210

		260,504

Multiline Retail - 1.0%
Kohl’s Corp.	2,227	92,086
Target Corp.	2,907	164,740

		256,826

Multi-Utilities - 1.2%
CenterPoint Energy, Inc.	5,406	152,395
DTE Energy Co.	1,428	152,882

		305,277

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - 5.3%
Chevron Corp.	4,148	452,920
ConocoPhillips	7,327	332,426
Exxon Mobil Corp.	3,111	249,004
Marathon Oil Corp.	1,156	14,138
Noble Energy, Inc.	4,879	141,052
Valero Energy Corp.	2,431	167,666

		1,357,206

Pharmaceuticals - 5.4%
Allergan plc	1,887	476,147
Johnson & Johnson	4,539	602,416
Merck & Co., Inc.	4,947	316,014

		1,394,577

Semiconductors & Semiconductor Equipment - 5.0%
Applied Materials, Inc.	6,443	285,489
Intel Corp.	13,345	473,347
KLA-Tencor Corp.	1,275	118,103
Lam Research Corp.	1,088	173,492
Microchip Technology, Inc.	1,938	155,118
Texas Instruments, Inc.	799	65,023

		1,270,572

Software - 2.7%
CA, Inc.	3,315	102,898
Microsoft Corp.	3,842	279,313
Symantec Corp.	4,403	136,449
Synopsys, Inc.*	663	50,766
VMware, Inc., Class A*	1,445	133,966

		703,392

Specialty Retail - 3.3%
Bed Bath & Beyond, Inc.	2,346	70,145
Best Buy Co., Inc.	2,941	171,578
Gap, Inc. (The)	4,879	116,267
Home Depot, Inc. (The)	3,315	495,924

		853,914

Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	4,131	614,404
HP, Inc.	9,673	184,754
NetApp, Inc.	3,536	153,533
Seagate Technology plc	2,975	98,056
Western Digital Corp.	1,887	160,621
Xerox Corp.	2,758	84,588

		1,295,956

Textiles, Apparel & Luxury Goods - 0.5%
Michael Kors Holdings Ltd.*	2,159	78,674
PVH Corp.	408	48,670

		127,344

Tobacco - 0.6%
Altria Group, Inc.	2,244	145,793

Trading Companies & Distributors - 1.5%
AerCap Holdings NV*	3,043	149,411
HD Supply Holdings, Inc.*	3,196	103,838
United Rentals, Inc.*	1,105	131,451

		384,700

TOTAL COMMON STOCKS (Cost $24,602,805)		25,521,880

Total Investments — 99.5% (Cost $24,602,805)		25,521,880
Other Assets Less Liabilities — 0.5%		122,901

Net assets — 100.0%		25,644,781

*	Non-income producing security.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

July 31, 2017 (Unaudited)

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,461,401
Aggregate gross unrealized depreciation	(542,308)

Net unrealized appreciation	$919,093

Federal income tax cost of investments	$24,602,787

Futures Contracts

FlexShares® US Quality Large Cap Index Fund had the following open futures contract as of July 31, 2017:

	Number of Contract	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Long Contract
E-mini S&P 500® Index Futures Contract	1	09/15/2017	$123,400	$9

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.1%
Aerospace & Defense - 0.4%
L3 Technologies, Inc.	31	5,424
United Technologies Corp.	364	43,159

		48,583

Air Freight & Logistics - 1.3%
Expeditors International of Washington, Inc.	139	8,184
FedEx Corp.	319	66,362
United Parcel Service, Inc., Class B	841	92,754

		167,300

Airlines - 0.3%
Alaska Air Group, Inc.	112	9,546
Delta Air Lines, Inc.	387	19,102
United Continental Holdings, Inc.*	189	12,792

		41,440

Auto Components - 0.1%
Autoliv, Inc.	72	7,804
Goodyear Tire & Rubber Co. (The)	103	3,245
Lear Corp.	36	5,335

		16,384

Automobiles - 0.5%
Ford Motor Co.	1,228	13,778
Tesla, Inc.*	171	55,313

		69,091

Banks - 7.8%
Bank of America Corp.	12,946	312,257
Citigroup, Inc.	3,586	245,462
Comerica, Inc.	229	16,559
First Republic Bank	126	12,641
JPMorgan Chase & Co.	3,780	347,004
KeyCorp	1,120	20,205
PNC Financial Services Group, Inc. (The)	427	54,998
SVB Financial Group*	31	5,532

		1,014,658

Beverages - 2.5%
Coca-Cola Co. (The)	3,217	147,467
Coca-Cola European Partners plc	256	11,067
Dr Pepper Snapple Group, Inc.	207	18,870
PepsiCo, Inc.	1,273	148,445

		325,849

Biotechnology - 0.9%
Amgen, Inc.	301	52,527
Biogen, Inc.*	135	39,095
Vertex Pharmaceuticals, Inc.*	162	24,595

		116,217

Building Products - 0.2%
Fortune Brands Home & Security, Inc.	99	6,501
Masco Corp.	342	13,041

		19,542

Capital Markets - 2.4%
Ameriprise Financial, Inc.	126	18,255
Bank of New York Mellon Corp. (The)	774	41,045

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
BlackRock, Inc.	76	32,416
CBOE Holdings, Inc.	94	8,886
E*TRADE Financial Corp.*	108	4,428
Franklin Resources, Inc.	184	8,239
Goldman Sachs Group, Inc. (The)	513	115,594
MSCI, Inc.	76	8,280
Nasdaq, Inc.	180	13,387
S&P Global, Inc.	310	47,613
SEI Investments Co.	184	10,398

		308,541

Chemicals - 1.4%
Air Products & Chemicals, Inc.	108	15,352
Celanese Corp., Series A	135	12,983
Eastman Chemical Co.	90	7,484
Ecolab, Inc.	225	29,626
International Flavors & Fragrances, Inc.	72	9,589
LyondellBasell Industries NV, Class A	288	25,946
Monsanto Co.	364	42,523
PPG Industries, Inc.	211	22,208
Sherwin-Williams Co. (The)	49	16,526

		182,237

Commercial Services & Supplies - 0.2%
Cintas Corp.	81	10,923
Republic Services, Inc.	67	4,303
Stericycle, Inc.*	31	2,389
Waste Management, Inc.	180	13,527

		31,142

Communications Equipment - 1.5%
Cisco Systems, Inc.	5,395	169,673
Juniper Networks, Inc.	342	9,559
Motorola Solutions, Inc.	162	14,690

		193,922

Construction Materials - 0.1%
Vulcan Materials Co.	117	14,405

Consumer Finance - 1.0%
Ally Financial, Inc.	238	5,388
American Express Co.	639	54,462
Capital One Financial Corp.	324	27,922
Discover Financial Services	274	16,698
Synchrony Financial	670	20,315

		124,785

Containers & Packaging - 0.3%
Ball Corp.	252	10,559
International Paper Co.	148	8,137
Packaging Corp. of America	103	11,276
Sealed Air Corp.	175	7,614
WestRock Co.	130	7,465

		45,051

Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc., Class B*	1,584	277,152
Voya Financial, Inc.	265	10,399

		287,551

Diversified Telecommunication Services - 4.1%
AT&T, Inc.	6,615	257,985
CenturyLink, Inc.	607	14,125

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Telecommunication Services - (continued)
Level 3 Communications, Inc.*	171	10,034
Verizon Communications, Inc.	5,269	255,020

		537,164

Electric Utilities - 0.7%
Alliant Energy Corp.	202	8,187
Duke Energy Corp.	589	50,136
Eversource Energy	274	16,656
Pinnacle West Capital Corp.	90	7,806
PPL Corp.	315	12,074

		94,859

Electrical Equipment - 0.4%
AMETEK, Inc.	166	10,222
Eaton Corp. plc	472	36,934

		47,156

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp., Class A	175	13,409
TE Connectivity Ltd.	216	17,364

		30,773

Energy Equipment & Services - 1.4%
Baker Hughes a GE Co.	274	10,108
Halliburton Co.	1,174	49,824
Schlumberger Ltd.	1,831	125,607

		185,539

Equity Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	283	38,581
AvalonBay Communities, Inc.	81	15,580
Equity Residential	153	10,413
HCP, Inc.	598	18,927
Host Hotels & Resorts, Inc.	886	16,533
Iron Mountain, Inc.	301	10,965
Prologis, Inc.	432	26,270
Realty Income Corp.	180	10,271
Simon Property Group, Inc.	135	21,397
Ventas, Inc.	225	15,154
Vornado Realty Trust	202	16,029
Welltower, Inc.	265	19,448
Weyerhaeuser Co.	477	15,751

		235,319

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	283	44,858
CVS Health Corp.	1,350	107,906
Kroger Co. (The)	1,215	29,792
Sysco Corp.	432	22,732
Walgreens Boots Alliance, Inc.	1,147	92,528

		297,816

Food Products - 1.6%
Archer-Daniels-Midland Co.	247	10,418
Bunge Ltd.	121	9,485
Campbell Soup Co.	130	6,868
Conagra Brands, Inc.	238	8,149
General Mills, Inc.	513	28,554
Hershey Co. (The)	103	10,847
Hormel Foods Corp.	27	923
Ingredion, Inc.	81	9,989
JM Smucker Co. (The)	157	19,138
Kellogg Co.	279	18,972
Kraft Heinz Co. (The)	256	22,390
McCormick & Co., Inc. (Non-Voting)	121	11,531
Mondelez International, Inc., Class A	1,197	52,692

		209,956

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	1,966	96,688
Becton Dickinson and Co.	225	45,315
Edwards Lifesciences Corp.*	216	24,879
Hologic, Inc.*	346	15,297
IDEXX Laboratories, Inc.*	49	8,157
Medtronic plc	1,449	121,672
Stryker Corp.	189	27,802
Varian Medical Systems, Inc.*	36	3,496

		343,306

Health Care Providers & Services - 0.9%
Aetna, Inc.	207	31,942
Anthem, Inc.	139	25,883
Cigna Corp.	265	45,994
DaVita, Inc.*	108	6,996

		110,815

Hotels, Restaurants & Leisure - 2.6%
Carnival Corp.	445	29,717
Darden Restaurants, Inc.	126	10,569
Hilton Worldwide Holdings, Inc.	121	7,566
Marriott International, Inc., Class A	409	42,614
McDonald’s Corp.	738	114,493
Royal Caribbean Cruises Ltd.	220	24,875
Starbucks Corp.	1,242	67,043
Wyndham Worldwide Corp.	126	13,151
Yum Brands, Inc.	297	22,418

		332,446

Household Durables - 0.1%
Newell Brands, Inc.	198	10,438

Household Products - 3.2%
Church & Dwight Co., Inc.	270	14,404
Clorox Co. (The)	99	13,216
Colgate-Palmolive Co.	828	59,782
Kimberly-Clark Corp.	189	23,277
Procter & Gamble Co. (The)	3,298	299,524

		410,203

Independent Power and Renewable Electricity Producers - 0.0%(a)
AES Corp.	409	4,573

Industrial Conglomerates - 3.5%
3M Co.	760	152,889
General Electric Co.	11,263	288,446
Roper Technologies, Inc.	63	14,645

		455,980

Insurance - 2.8%
Alleghany Corp.*	4	2,453
Allstate Corp. (The)	396	36,036
American International Group, Inc.	643	42,084
Aon plc	171	23,627
Arthur J Gallagher & Co.	166	9,759
Chubb Ltd.	306	44,817
Hartford Financial Services Group, Inc. (The)	409	22,495
Loews Corp.	247	12,024
MetLife, Inc.	895	49,225
Principal Financial Group, Inc.	337	22,495
Progressive Corp. (The)	495	23,329
Prudential Financial, Inc.	373	42,235
Reinsurance Group of America, Inc.	27	3,785
Travelers Cos., Inc. (The)	162	20,751

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
Unum Group	76	3,810
Willis Towers Watson plc	58	8,635

		367,560

Internet & Direct Marketing Retail - 4.4%
Amazon.com, Inc.*	508	501,792
Netflix, Inc.*	369	67,033

		568,825

Internet Software & Services - 6.8%
Alphabet, Inc., Class C*	396	368,478
Facebook, Inc., Class A*	3,042	514,858

		883,336

IT Services - 2.9%
Accenture plc, Class A	814	104,859
Amdocs Ltd.	94	6,314
Automatic Data Processing, Inc.	238	28,301
Cognizant Technology Solutions Corp., Class A	328	22,737
DXC Technology Co.	121	9,484
Fiserv, Inc.*	85	10,923
International Business Machines Corp.	1,111	160,728
Jack Henry & Associates, Inc.	94	10,088
Total System Services, Inc.	112	7,108
Western Union Co. (The)	571	11,277

		371,819

Leisure Products - 0.2%
Hasbro, Inc.	121	12,812
Mattel, Inc.	319	6,386

		19,198

Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	297	17,758
Thermo Fisher Scientific, Inc.	333	58,451

		76,209

Machinery - 1.7%
Caterpillar, Inc.	625	71,219
Cummins, Inc.	139	23,338
Deere & Co.	301	38,612
Dover Corp.	49	4,116
Ingersoll-Rand plc	333	29,264
PACCAR, Inc.	144	9,857
Pentair plc	184	11,605
Stanley Black & Decker, Inc.	153	21,526
Xylem, Inc.	121	6,864

		216,401

Media - 2.0%
Interpublic Group of Cos., Inc. (The)	198	4,279
Time Warner, Inc.	648	66,368
Viacom, Inc., Class B	94	3,282
Walt Disney Co. (The)	1,701	186,991

		260,920

Metals & Mining - 0.2%
Newmont Mining Corp.	576	21,410

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AGNC Investment Corp.	144	3,050
Annaly Capital Management, Inc.	1,048	12,607

		15,657

Multiline Retail - 0.5%
Dollar General Corp.	189	14,205
Kohl’s Corp.	175	7,236
Macy’s, Inc.	346	8,218

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Multiline Retail - (continued)
Target Corp.	733	41,539

		71,198

Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	198	5,582
Sempra Energy	108	12,205
WEC Energy Group, Inc.	202	12,720

		30,507

Oil, Gas & Consumable Fuels - 6.8%
Chevron Corp.	2,443	266,751
ConocoPhillips	1,345	61,023
Devon Energy Corp.	598	19,919
EQT Corp.	166	10,574
Exxon Mobil Corp.	5,467	437,579
Hess Corp.	130	5,790
Noble Energy, Inc.	229	6,621
Phillips 66	193	16,164
Pioneer Natural Resources Co.	112	18,267
Valero Energy Corp.	387	26,691
Williams Cos., Inc. (The)	531	16,875

		886,254

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	306	30,291

Pharmaceuticals - 2.0%
Eli Lilly & Co.	486	40,173
Merck & Co., Inc.	1,260	80,489
Mylan NV*	238	9,280
Perrigo Co. plc	112	8,391
Pfizer, Inc.	3,685	122,194

		260,527

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	436	16,564

Road & Rail - 0.3%
CSX Corp.	585	28,864
Norfolk Southern Corp.	121	13,622

		42,486

Semiconductors & Semiconductor Equipment - 3.7%
Intel Corp.	6,070	215,303
Lam Research Corp.	99	15,787
Microchip Technology, Inc.	220	17,609
NVIDIA Corp.	508	82,555
QUALCOMM, Inc.	634	33,722
Texas Instruments, Inc.	1,278	104,004
Xilinx, Inc.	175	11,070

		480,050

Software - 6.5%
Adobe Systems, Inc.*	522	76,468
Autodesk, Inc.*	283	31,354
CA, Inc.	58	1,800
Dell Technologies, Inc., Class V*	58	3,728
Intuit, Inc.	261	35,812
Microsoft Corp.	8,982	652,991
Mobileye NV*	117	7,406
Splunk, Inc.*	130	7,801
Symantec Corp.	814	25,226

		842,586

Specialty Retail - 1.4%
Best Buy Co., Inc.	333	19,427
Foot Locker, Inc.	76	3,587

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Impact Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Specialty Retail - (continued)
Lowe’s Cos., Inc.	1,116	86,378
Tiffany & Co.	103	9,838
TJX Cos., Inc. (The)	711	49,990
Ulta Beauty, Inc.*	67	16,831

		186,051

Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	4,171	620,353
Hewlett Packard Enterprise Co.	1,786	31,273
HP, Inc.	1,903	36,347
Seagate Technology plc	360	11,865
Xerox Corp.	279	8,557

		708,395

Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	306	14,425
Hanesbrands, Inc.	337	7,724
Michael Kors Holdings Ltd.*	229	8,345
NIKE, Inc., Class B	1,147	67,730
PVH Corp.	40	4,772

		102,996

Tobacco - 0.8%
Altria Group, Inc.	1,597	103,757

Trading Companies & Distributors - 0.1%
Fastenal Co.	324	13,919

Water Utilities - 0.1%
American Water Works Co., Inc.	202	16,382

TOTAL COMMON STOCKS (Cost $12,111,703)		12,906,339

Total Investments — 99.1% (Cost $12,111,703)		12,906,339
Other Assets Less Liabilities — 0.9%		114,916

Net assets — 100.0%		13,021,255

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$985,255
Aggregate gross unrealized depreciation	(200,507)

Net unrealized appreciation	$784,748

Federal income tax cost of investments	$12,121,591

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.0%
Aerospace & Defense - 0.0%(a)
Cobham plc	694	1,214
QinetiQ Group plc	190	604
Zodiac Aerospace	62	1,766

		3,584

Air Freight & Logistics - 1.0%
Bollore SA	7	32
Deutsche Post AG (Registered)	516	19,954
Expeditors International of Washington, Inc.	86	5,064
FedEx Corp.	94	19,555
Royal Mail plc	368	1,956
United Parcel Service, Inc., Class B	358	39,484

		86,045

Airlines - 0.2%
Alaska Air Group, Inc.	64	5,455
Deutsche Lufthansa AG (Registered)	90	1,928
easyJet plc	50	815
International Consolidated Airlines Group SA, DI	430	3,277
Qantas Airways Ltd.	1,042	4,425
Singapore Airlines Ltd.	200	1,531

		17,431

Auto Components - 0.7%
Autoliv, Inc.	30	3,252
Bridgestone Corp.	800	33,717
Cie Generale des Etablissements Michelin	62	8,359
GKN plc	580	2,458
Goodyear Tire & Rubber Co. (The)	70	2,206
NGK Spark Plug Co. Ltd.	200	4,047
Nokian Renkaat OYJ	24	976
Valeo SA	82	5,659

		60,674

Automobiles - 2.3%
Bayerische Motoren Werke AG	172	15,759
Daimler AG (Registered)	438	30,617
Ferrari NV	50	5,252
Fiat Chrysler Automobiles NV*	180	2,165
Ford Motor Co.	942	10,569
Honda Motor Co. Ltd.	1,500	42,192
Peugeot SA	172	3,688
Porsche Automobil Holding SE (Preference)	22	1,255
Renault SA	72	6,465
Toyota Motor Corp.	1,500	84,628

		202,590

Banks - 10.2%
ABN AMRO Group NV, CVA(b)	40	1,128
Australia & New Zealand Banking Group Ltd.	1,159	27,416
Banco Bilbao Vizcaya Argentaria SA	1,546	13,946
Banco de Sabadell SA	344	768
Banco Santander SA	4,316	29,381
Bank of America Corp.	5,790	139,655

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Banks - (continued)
Bank of Ireland Group plc*	151	1,251
Bank of Nova Scotia (The)	204	12,670
Barclays plc	4,482	11,995
BNP Paribas SA	414	32,005
CaixaBank SA	938	4,884
Citigroup, Inc.	1,774	121,430
Comerica, Inc.	68	4,917
Commerzbank AG*	358	4,677
Commonwealth Bank of Australia	848	56,685
Concordia Financial Group Ltd.	800	4,031
Danske Bank A/S	202	8,150
DNB ASA	272	5,322
Erste Group Bank AG*	92	3,809
First Republic Bank	18	1,806
Hang Seng Bank Ltd.	200	4,353
HSBC Holdings plc	6,306	62,933
ING Groep NV	1,840	34,308
Intesa Sanpaolo SpA	3,312	11,371
JPMorgan Chase & Co.	1,130	103,734
KBC Group NV	38	3,136
KeyCorp	444	8,010
Lloyds Banking Group plc	27,382	23,674
National Australia Bank Ltd.	828	19,798
National Bank of Canada	64	2,874
Natixis SA	88	637
Nordea Bank AB	914	11,514
Royal Bank of Scotland Group plc*	896	2,937
Skandinaviska Enskilda Banken AB, Class A	570	7,209
Societe Generale SA	292	17,076
Standard Chartered plc*	1,034	11,542
Svenska Handelsbanken AB, Class A	356	5,290
Swedbank AB, Class A	214	5,577
Toronto-Dominion Bank (The)	566	29,089
UniCredit SpA*	721	14,145
Unione di Banche Italiane SpA	220	1,060
United Overseas Bank Ltd.	200	3,535
Westpac Banking Corp.	1,094	27,791

		897,519

Beverages - 2.2%
Anheuser-Busch InBev SA/NV	64	7,681
Britvic plc	140	1,318
Carlsberg A/S, Class B	46	5,094
Coca-Cola Co. (The)	1,096	50,241
Coca-Cola European Partners plc	110	4,755
Coca-Cola HBC AG*	104	3,142
Diageo plc	854	27,567
Dr Pepper Snapple Group, Inc.	92	8,387
Heineken Holding NV	26	2,545
Heineken NV	62	6,445
PepsiCo, Inc.	514	59,938
Pernod Ricard SA	82	11,335
Suntory Beverage & Food Ltd.	100	4,896
Thai Beverage PCL	1,000	704

		194,048

Biotechnology - 1.2%
Alkermes plc*	28	1,524
Amgen, Inc.	208	36,298
Biogen, Inc.*	66	19,113

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Biotechnology - (continued)
CSL Ltd.	178	17,905
Grifols SA	48	1,344
Shire plc	304	17,077
Vertex Pharmaceuticals, Inc.*	78	11,842

		105,103

Building Products - 1.0%
Asahi Glass Co. Ltd.	400	16,833
Assa Abloy AB, Class B	286	6,117
Cie de Saint-Gobain	152	8,403
Daikin Industries Ltd.	300	31,766
Geberit AG (Registered)	10	4,821
LIXIL Group Corp.	400	10,277
Masco Corp.	96	3,661
Nibe Industrier AB, Class B	86	819
TOTO Ltd.	100	4,023

		86,720

Capital Markets - 1.8%
3i Group plc	496	6,120
Aberdeen Asset Management plc	524	2,276
Brookfield Asset Management, Inc., Class A	110	4,265
Credit Suisse Group AG (Registered)*	562	8,667
Deutsche Bank AG (Registered)	1,053	18,734
Deutsche Boerse AG	84	8,756
Euronext NV(b)	12	699
Goldman Sachs Group, Inc. (The)	124	27,941
Hargreaves Lansdown plc	72	1,310
Hong Kong Exchanges & Clearing Ltd.	200	5,705
IG Group Holdings plc	150	1,259
Investec plc	178	1,352
Julius Baer Group Ltd.*	74	4,195
Macquarie Group Ltd.	132	9,045
Nasdaq, Inc.	48	3,570
S&P Global, Inc.	118	18,124
Schroders plc	32	1,453
SEI Investments Co.	54	3,051
Thomson Reuters Corp.	130	5,936
UBS Group AG (Registered)*	1,278	22,279

		154,737

Chemicals - 2.8%
Agrium, Inc.	50	4,988
Air Liquide SA	110	13,449
Air Products & Chemicals, Inc.	50	7,107
Akzo Nobel NV	126	11,352
Arkema SA	28	3,175
BASF SE	326	30,975
Celanese Corp., Series A	52	5,001
Covestro AG(b)	10	774
Dow Chemical Co. (The)	382	24,540
Eastman Chemical Co.	66	5,489
Ecolab, Inc.	112	14,747
EMS-Chemie Holding AG (Registered)	2	1,395
FMC Corp.	22	1,680
Givaudan SA (Registered)	2	3,990
Hexpol AB	62	633
International Flavors & Fragrances, Inc.	32	4,262
Johnson Matthey plc	82	3,038
K+S AG (Registered)	80	2,075

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Chemicals - (continued)
Koninklijke DSM NV	64	4,707
Linde AG	48	9,157
LyondellBasell Industries NV, Class A	44	3,964
Mitsui Chemicals, Inc.	2,000	11,403
Monsanto Co.	178	20,794
Nitto Denko Corp.	100	8,922
Novozymes A/S, Class B	38	1,748
Orica Ltd.	222	3,525
Potash Corp. of Saskatchewan, Inc.	118	2,104
PPG Industries, Inc.	88	9,262
Shin-Etsu Chemical Co. Ltd.	200	18,299
Sika AG	1	6,908
Solvay SA	26	3,718
Teijin Ltd.	200	4,015
Yara International ASA	64	2,538

		249,734

Commercial Services & Supplies - 0.2%
Brambles Ltd.	426	3,142
Cintas Corp.	36	4,855
Intrum Justitia AB	24	780
ISS A/S	30	1,226
IWG plc	296	1,280
Rentokil Initial plc	786	3,011
Societe BIC SA	6	701

		14,995

Communications Equipment - 1.0%
Cisco Systems, Inc.	1,940	61,013
Juniper Networks, Inc.	138	3,857
Motorola Solutions, Inc.	62	5,622
Nokia OYJ	1,376	8,728
Telefonaktiebolaget LM Ericsson, Class B	890	5,771

		84,991

Construction & Engineering - 0.5%
Balfour Beatty plc	362	1,260
Bouygues SA	100	4,273
Eiffage SA	34	3,281
Ferrovial SA	22	473
HOCHTIEF AG	8	1,424
Kajima Corp.	1,000	8,706
NCC AB, Class B	22	572
Taisei Corp.	1,000	9,557
Vinci SA	186	16,610

		46,156

Construction Materials - 0.3%
CRH plc	228	7,982
HeidelbergCement AG	42	4,151
Imerys SA	6	518
LafargeHolcim Ltd. (Registered)*	112	6,715
Taiheiyo Cement Corp.	1,000	3,756
Vulcan Materials Co.	28	3,447
Wienerberger AG	28	642

		27,211

Consumer Finance - 0.1%
Synchrony Financial	406	12,310

Containers & Packaging - 0.3%
Amcor Ltd.	630	7,715
DS Smith plc	278	1,770
Huhtamaki OYJ	34	1,313

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Containers & Packaging - (continued)
International Paper Co.	164	9,017
Packaging Corp. of America	38	4,160
RPC Group plc	148	1,748
Smurfit Kappa Group plc	52	1,540

		27,263

Distributors - 0.0%(a)
Inchcape plc	256	2,710

Diversified Consumer Services - 0.0%(a)
AA plc	304	979

Diversified Financial Services - 1.2%
AMP Ltd.	674	2,900
Berkshire Hathaway, Inc., Class B*	528	92,384
Eurazeo SA	23	1,870
Kinnevik AB, Class B	56	1,717
Voya Financial, Inc.	66	2,590

		101,461

Diversified Telecommunication Services - 1.7%
BT Group plc	848	3,505
CenturyLink, Inc.	126	2,932
Deutsche Telekom AG (Registered)	1,442	26,258
Elisa OYJ	96	3,935
HKT Trust & HKT Ltd.	2,000	2,622
Iliad SA	10	2,472
Koninklijke KPN NV	1,198	4,328
Orange SA	474	7,947
Proximus SADP	68	2,381
SFR Group SA*	38	1,411
Swisscom AG (Registered)	10	4,899
Telecom Italia SpA*	3,610	3,705
Telenor ASA	232	4,619
Telia Co. AB	1,082	5,076
Telstra Corp. Ltd.	2,144	7,018
Verizon Communications, Inc.	1,360	65,824
Vivendi SA	174	4,015

		152,947

Electric Utilities - 1.1%
Alliant Energy Corp.	40	1,621
CLP Holdings Ltd.	500	5,330
Contact Energy Ltd.	118	474
DONG Energy A/S(b)	44	2,113
Duke Energy Corp.	302	25,706
EDP - Energias de Portugal SA	760	2,688
Electricite de France SA	199	2,011
Endesa SA	108	2,548
Enel SpA	2,348	13,354
Eversource Energy	150	9,119
Iberdrola SA	1,715	13,475
Pinnacle West Capital Corp.	36	3,122
PPL Corp.	156	5,980
Red Electrica Corp. SA	108	2,307
SSE plc	290	5,272

		95,120

Electrical Equipment - 1.4%
ABB Ltd. (Registered)	620	14,587
Eaton Corp. plc	176	13,772
Legrand SA	98	6,748
Mitsubishi Electric Corp.	2,200	34,057
Nidec Corp.	300	33,015
OSRAM Licht AG	14	1,164

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electrical Equipment - (continued)
Schneider Electric SE*	170	13,298
Ushio, Inc.	200	2,807
Vestas Wind Systems A/S	50	4,867

		124,315

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A	20	1,532
Halma plc	200	2,898
Hexagon AB, Class B	68	3,354
Ingenico Group SA	18	1,881
Kyocera Corp.	200	12,149
Murata Manufacturing Co. Ltd.	200	31,096
Omron Corp.	200	9,973
TDK Corp.	200	14,390
Yokogawa Electric Corp.	200	3,365

		80,638

Energy Equipment & Services - 1.0%
Amec Foster Wheeler plc	136	796
Halliburton Co.	460	19,522
SBM Offshore NV	150	2,584
Schlumberger Ltd.	976	66,953

		89,855

Equity Real Estate Investment Trusts (REITs) - 1.0%
British Land Co. plc (The)	260	2,093
Dexus	638	4,778
GLP J-Reit	2	2,172
Goodman Group	408	2,593
GPT Group (The)	1,300	4,971
Hammerson plc	302	2,287
HCP, Inc.	174	5,507
Host Hotels & Resorts, Inc.	464	8,658
ICADE	62	5,305
Intu Properties plc	200	673
Iron Mountain, Inc.	142	5,173
Japan Hotel REIT Investment Corp.	2	1,443
Land Securities Group plc	260	3,500
Link REIT	1,000	8,130
Merlin Properties Socimi SA	126	1,690
Mirvac Group	1,840	3,188
Orix JREIT, Inc.	2	3,030
Shaftesbury plc	286	3,706
Stockland	738	2,475
Suntec REIT	600	840
Unibail-Rodamco SE	50	12,459
Vornado Realty Trust	26	2,063

		86,734

Food & Staples Retailing - 2.5%
Aeon Co. Ltd.	1,000	15,046
Alimentation Couche-Tard, Inc., Class B	34	1,607
Carrefour SA	182	4,357
Casino Guichard Perrachon SA	22	1,337
CVS Health Corp.	576	46,040
ICA Gruppen AB	52	2,080
J Sainsbury plc	676	2,182
Kesko OYJ, Class B	48	2,418
Koninklijke Ahold Delhaize NV	682	13,907
Kroger Co. (The)	250	6,130
Metro, Inc.	176	5,943
Seven & i Holdings Co. Ltd.	800	32,183
Sysco Corp.	108	5,683
Tesco plc*	520	1,194
Walgreens Boots Alliance, Inc.	518	41,787

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food & Staples Retailing - (continued)
Wesfarmers Ltd.	558	18,144
Woolworths Ltd.	705	15,028

		215,066

Food Products - 2.5%
Ajinomoto Co., Inc.	500	10,041
Archer-Daniels-Midland Co.	28	1,181
Associated British Foods plc	164	6,408
Barry Callebaut AG (Registered)*	2	2,859
Bunge Ltd.	42	3,292
Campbell Soup Co.	84	4,438
Conagra Brands, Inc.	134	4,588
Danone SA	194	14,430
General Mills, Inc.	270	15,028
Ingredion, Inc.	36	4,440
JM Smucker Co. (The)	16	1,950
Kellogg Co.	114	7,752
Kerry Group plc, Class A	26	2,340
McCormick & Co., Inc. (Non-Voting)	52	4,956
MEIJI Holdings Co. Ltd.	100	7,955
Mondelez International, Inc., Class A	494	21,746
Nestle SA (Registered)	1,174	99,410
Nichirei Corp.	100	2,806
Viscofan SA	12	713

		216,333

Gas Utilities - 0.2%
Gas Natural SDG SA	146	3,407
Hong Kong & China Gas Co. Ltd.	2,200	4,163
Rubis SCA	24	1,521
Tokyo Gas Co. Ltd.	2,000	10,591

		19,682

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	916	45,049
Ansell Ltd.	156	2,736
Becton Dickinson and Co.	108	21,751
Cochlear Ltd.	24	2,737
Edwards Lifesciences Corp.*	112	12,900
Elekta AB, Class B	126	1,211
Essilor International SA	48	6,061
Fisher & Paykel Healthcare Corp. Ltd.	212	1,744
Hologic, Inc.*	112	4,951
IDEXX Laboratories, Inc.*	26	4,328
Medtronic plc	748	62,810
Olympus Corp.	200	7,258
Smith & Nephew plc	228	3,968
Sonova Holding AG (Registered)	22	3,577
Stryker Corp.	90	13,239
Sysmex Corp.	100	5,720

		200,040

Health Care Providers & Services - 1.3%
Aetna, Inc.	104	16,048
Anthem, Inc.	98	18,249
Cigna Corp.	134	23,257
DaVita, Inc.*	60	3,887
Laboratory Corp. of America Holdings*	24	3,814
Mediclinic International plc	96	937
Ramsay Health Care Ltd.	70	3,944
Ryman Healthcare Ltd.	160	1,058
Sonic Healthcare Ltd.	100	1,779

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Providers & Services - (continued)
UnitedHealth Group, Inc.	202	38,746

		111,719

Hotels, Restaurants & Leisure - 1.9%
Accor SA	74	3,425
Aristocrat Leisure Ltd.	122	1,972
Carnival Corp.	198	13,223
Carnival plc	52	3,510
Compass Group plc	641	13,659
Darden Restaurants, Inc.	36	3,020
Hilton Worldwide Holdings, Inc.	28	1,751
InterContinental Hotels Group plc	82	4,639
Kindred Group plc, SDR	62	689
Marriott International, Inc., Class A	210	21,880
McDonald’s Corp.	320	49,645
Merlin Entertainments plc(b)	290	1,794
Paddy Power Betfair plc	10	998
Royal Caribbean Cruises Ltd.	106	11,985
Sodexo SA	22	2,589
Starbucks Corp.	338	18,245
TUI AG	218	3,423
Whitbread plc	66	3,348
William Hill plc	480	1,585
Wyndham Worldwide Corp.	50	5,219

		166,599

Household Durables - 1.0%
Barratt Developments plc	394	3,197
Berkeley Group Holdings plc	32	1,475
Electrolux AB, Series B	42	1,434
Husqvarna AB, Class B	70	711
Nikon Corp.	200	3,521
Panasonic Corp.	1,200	16,518
SEB SA	18	3,191
Sharp Corp.*	2,000	7,023
Sony Corp.	1,000	41,088
Steinhoff International Holdings NV	856	4,319
Taylor Wimpey plc	714	1,792

		84,269

Household Products - 2.3%
Church & Dwight Co., Inc.	88	4,695
Clorox Co. (The)	64	8,543
Colgate-Palmolive Co.	282	20,361
Henkel AG & Co. KGaA (Preference)	76	10,730
Kimberly-Clark Corp.	64	7,882
Procter & Gamble Co. (The)	1,376	124,968
Reckitt Benckiser Group plc	272	26,425

		203,604

Independent Power and Renewable Electricity Producers - 0.0%(a)
AES Corp.	120	1,342
Drax Group plc	124	521
Meridian Energy Ltd.	448	967
Uniper SE	38	779

		3,609

Industrial Conglomerates - 2.9%
3M Co.	308	61,960
CK Hutchison Holdings Ltd.	1,000	13,175
General Electric Co.	4,486	114,886
Keppel Corp. Ltd.	200	945
Koninklijke Philips NV	378	14,431
Siemens AG (Registered)	342	46,269
Smiths Group plc	140	2,833

		254,499

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - 2.3%
Admiral Group plc	68	1,854
Aegon NV	577	3,224
Ageas	60	2,693
Allstate Corp. (The)	56	5,096
Assicurazioni Generali SpA	396	7,157
Aviva plc	832	5,912
AXA SA	638	18,775
Direct Line Insurance Group plc	650	3,210
Great-West Lifeco, Inc.	42	1,195
Hannover Rueck SE	20	2,516
Hartford Financial Services Group, Inc. (The)	96	5,280
Hiscox Ltd.	174	2,978
Insurance Australia Group Ltd.	1,072	5,708
Legal & General Group plc	1,224	4,331
Manulife Financial Corp.	44	904
MetLife, Inc.	268	14,740
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	72	15,407
NN Group NV	179	7,237
Old Mutual plc	1,262	3,269
Phoenix Group Holdings	156	1,568
Power Corp. of Canada	104	2,521
Power Financial Corp.	90	2,431
Principal Financial Group, Inc.	142	9,478
Prudential plc	936	22,804
RSA Insurance Group plc	330	2,839
Sampo OYJ, Class A	128	6,977
St James’s Place plc	198	3,177
Standard Life plc	570	3,279
Swiss Life Holding AG (Registered)*	10	3,659
Swiss Re AG	122	11,791
Tryg A/S	46	1,033
Zurich Insurance Group AG	54	16,499

		199,542

Internet & Direct Marketing Retail - 2.1%
Amazon.com, Inc.*	170	167,922
Netflix, Inc.*	86	15,623
Zalando SE*(b)	32	1,427

		184,972

Internet Software & Services - 4.2%
Alphabet, Inc., Class C*	166	154,463
carsales.com Ltd.	88	868
Facebook, Inc., Class A*	1,276	215,963
Moneysupermarket.com Group plc	200	876

		372,170

IT Services - 2.2%
Accenture plc, Class A	408	52,559
Amadeus IT Group SA	124	7,611
Amdocs Ltd.	72	4,836
Atos SE	36	5,452
Capgemini SE	70	7,593
CGI Group, Inc., Class A*	42	2,211
Cognizant Technology Solutions Corp., Class A	198	13,725
Computershare Ltd.	146	1,640
DXC Technology Co.	58	4,546
Fujitsu Ltd.	2,000	14,909
International Business Machines Corp.	420	60,761

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
IT Services - (continued)
Jack Henry & Associates, Inc.	24	2,576
Link Administration Holdings Ltd.	267	1,644
Nomura Research Institute Ltd.	100	3,738
Total System Services, Inc.	46	2,919
Western Union Co. (The)	252	4,977
Wirecard AG	16	1,220

		192,917

Leisure Products - 0.1%
Hasbro, Inc.	50	5,294
Mattel, Inc.	148	2,963
Yamaha Corp.	100	3,530

		11,787

Life Sciences Tools & Services - 0.4%
Eurofins Scientific SE	6	3,327
Lonza Group AG (Registered)*	18	4,291
Thermo Fisher Scientific, Inc.	164	28,787

		36,405

Machinery - 1.5%
Alfa Laval AB	32	714
Atlas Copco AB, Class A	220	7,958
Caterpillar, Inc.	244	27,804
CNH Industrial NV	348	4,021
Deere & Co.	102	13,085
Georg Fischer AG (Registered)	2	2,280
Hino Motors Ltd.	200	2,355
Hitachi Construction Machinery Co. Ltd.	200	5,729
IHI Corp.*	1,000	3,294
Ingersoll-Rand plc	112	9,843
Kawasaki Heavy Industries Ltd.	2,000	6,371
KION Group AG	16	1,383
Komatsu Ltd.	600	16,098
Kone OYJ, Class B	62	3,217
Metso OYJ	18	570
NSK Ltd.	200	2,585
Pentair plc	62	3,910
Rotork plc	384	1,172
SKF AB, Class B	66	1,310
Spirax-Sarco Engineering plc	12	880
Stanley Black & Decker, Inc.	44	6,190
Volvo AB, Class B	560	9,498
Wartsila OYJ Abp	36	2,383
Xylem, Inc.	52	2,950

		135,600

Marine - 0.2%
AP Moller - Maersk A/S, Class B	2	4,350
Kawasaki Kisen Kaisha Ltd.*	2,000	4,959
Mitsui OSK Lines Ltd.	2,000	6,227

		15,536

Media - 1.6%
Dentsu, Inc.	200	9,340
Eutelsat Communications SA	46	1,241
GEDI Gruppo Editoriale SpA*	9	8
ITV plc	584	1,332
Lagardere SCA	18	589
Pearson plc	286	2,479
Publicis Groupe SA	54	4,069
REA Group Ltd.	28	1,543
Schibsted ASA, Class A	44	1,117
SES SA, FDR	78	1,828
Shaw Communications, Inc., Class B	301	6,682

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Media - (continued)
Singapore Press Holdings Ltd.	800	1,715
Sky plc	260	3,308
Telenet Group Holding NV*	22	1,530
Walt Disney Co. (The)	862	94,760
WPP plc	460	9,375

		140,916

Metals & Mining - 1.6%
Agnico Eagle Mines Ltd.	44	2,048
Alumina Ltd.	996	1,511
Anglo American plc*	242	3,996
ArcelorMittal*	178	4,658
BHP Billiton Ltd.	1,558	32,153
BHP Billiton plc	846	15,369
BlueScope Steel Ltd.	84	884
Boliden AB	64	2,006
First Quantum Minerals Ltd.	108	1,190
Glencore plc*	3,906	17,207
Mitsubishi Materials Corp.	200	6,715
Newmont Mining Corp.	248	9,218
Norsk Hydro ASA	572	3,674
Randgold Resources Ltd.	36	3,351
Rio Tinto Ltd.	208	10,925
Rio Tinto plc	448	20,790
thyssenkrupp AG	182	5,383

		141,078

Mortgage Real Estate Investment Trusts (REITs) - 0.0%(a)
Annaly Capital Management, Inc.	210	2,526

Multiline Retail - 0.4%
Canadian Tire Corp. Ltd., Class A	34	3,869
Dollar General Corp.	56	4,209
Kohl’s Corp.	54	2,233
Marks & Spencer Group plc	126	535
Next plc	46	2,396
Target Corp.	312	17,681

		30,923

Multi-Utilities - 0.6%
AGL Energy Ltd.	330	6,349
CenterPoint Energy, Inc.	222	6,258
Centrica plc	1,678	4,391
E.ON SE	664	6,547
Engie SA	576	9,239
Innogy SE(b)	58	2,427
National Grid plc	116	1,433
RWE AG*	94	1,974
Veolia Environnement SA	256	5,751
WEC Energy Group, Inc.	74	4,660

		49,029

Oil, Gas & Consumable Fuels - 3.4%
BP plc	2,644	15,539
Caltex Australia Ltd.	136	3,381
Canadian Natural Resources Ltd.	22	671
Chevron Corp.	960	104,822
ConocoPhillips	316	14,337
Devon Energy Corp.	196	6,529
Enagas SA	66	1,859
Enbridge, Inc.	174	7,191
Eni SpA	66	1,040
EQT Corp.	78	4,969
Galp Energia SGPS SA	140	2,235
Inpex Corp.	600	5,826

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
JXTG Holdings, Inc.	1,600	7,098
Neste OYJ	60	2,591
Oil Search Ltd.	916	4,856
OMV AG	76	4,285
Repsol SA	281	4,691
Royal Dutch Shell plc, Class A	1,930	54,418
Snam SpA	922	4,344
Statoil ASA	350	6,529
TOTAL SA	658	33,328
Woodside Petroleum Ltd.	450	10,480
Z Energy Ltd.	160	928

		301,947

Paper & Forest Products - 0.1%
Mondi plc	116	3,051
Stora Enso OYJ, Class R	258	3,437
UPM-Kymmene OYJ	140	3,798

		10,286

Personal Products - 1.5%
Beiersdorf AG	60	6,558
Estee Lauder Cos., Inc. (The), Class A	134	13,265
L’Oreal SA	76	15,690
Shiseido Co. Ltd.	400	14,118
Unilever NV, CVA	830	48,243
Unilever plc	526	29,967

		127,841

Pharmaceuticals - 5.5%
AstraZeneca plc	498	29,997
Bayer AG (Registered)	290	36,636
Bristol-Myers Squibb Co.	372	21,167
Eli Lilly & Co.	308	25,459
GlaxoSmithKline plc	1,652	32,984
H Lundbeck A/S	18	1,077
Ipsen SA	16	2,042
Merck & Co., Inc.	1,020	65,157
Merck KGaA	72	7,882
Mylan NV*	134	5,225
Novartis AG (Registered)	788	67,297
Novo Nordisk A/S, Class B	450	19,127
Orion OYJ, Class B	50	2,519
Perrigo Co. plc	70	5,244
Pfizer, Inc.	1,712	56,770
Roche Holding AG	220	55,841
Sanofi	456	43,397
UCB SA	36	2,613

		480,434

Professional Services - 0.4%
Adecco Group AG (Registered)*	56	4,283
Bureau Veritas SA	210	4,765
Hays plc	404	889
Randstad Holding NV	50	3,005
RELX NV	350	7,337
RELX plc	372	8,102
SEEK Ltd.	74	1,010
Teleperformance	24	3,329
Wolters Kluwer NV	106	4,701

		37,421

Real Estate Management & Development - 0.5%
CapitaLand Ltd.	1,000	2,719
Castellum AB	60	931
CBRE Group, Inc., Class A*	192	7,294

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Cheung Kong Property Holdings Ltd.	1,000	8,098
City Developments Ltd.	200	1,659
Daiwa House Industry Co. Ltd.	400	13,934
Fastighets AB Balder, Class B*	58	1,473
PSP Swiss Property AG (Registered)	18	1,642
Tokyu Fudosan Holdings Corp.	400	2,397

		40,147

Road & Rail - 0.4%
Aurizon Holdings Ltd.	578	2,316
Canadian National Railway Co.	184	14,496
DSV A/S	72	4,630
Nippon Express Co. Ltd.	2,000	12,761

		34,203

Semiconductors & Semiconductor Equipment - 3.1%
ASM International NV	8	480
ASML Holding NV	60	9,065
Dialog Semiconductor plc*	10	435
Infineon Technologies AG	490	10,621
Intel Corp.	3,100	109,957
Lam Research Corp.	36	5,740
Microchip Technology, Inc.	72	5,763
NVIDIA Corp.	190	30,877
QUALCOMM, Inc.	486	25,850
Skyworks Solutions, Inc.	34	3,566
STMicroelectronics NV	354	6,023
Texas Instruments, Inc.	538	43,782
Tokyo Electron Ltd.	100	14,096
Xilinx, Inc.	116	7,338

		273,593

Software - 5.7%
Adobe Systems, Inc.*	202	29,591
Autodesk, Inc.*	116	12,852
CA, Inc.	122	3,787
Constellation Software, Inc.	6	3,222
Dassault Systemes SE	52	5,082
Dell Technologies, Inc., Class V*	44	2,828
Gemalto NV	22	1,117
Intuit, Inc.	104	14,270
Micro Focus International plc	40	1,177
Microsoft Corp.	5,034	365,972
Mobileye NV*	74	4,684
Open Text Corp.	88	2,948
SAP SE	352	37,218
Splunk, Inc.*	58	3,481
Symantec Corp.	336	10,413
Temenos Group AG (Registered)	16	1,550
Workday, Inc., Class A*	30	3,063

		503,255

Specialty Retail - 1.1%
Best Buy Co., Inc.	142	8,284
Dixons Carphone plc	316	1,121
Dufry AG (Registered)*	16	2,555
Hennes & Mauritz AB, Class B	216	5,621
Industria de Diseno Textil SA	142	5,624
Lowe’s Cos., Inc.	474	36,688
Tiffany & Co.	70	6,686
TJX Cos., Inc. (The)	366	25,733
Ulta Beauty, Inc.*	26	6,531

		98,843

Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	2,750	409,008

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Technology Hardware, Storage & Peripherals - (continued)
Brother Industries Ltd.	200	5,104
Hewlett Packard Enterprise Co.	694	12,152
HP, Inc.	830	15,853
Konica Minolta, Inc.	200	1,654
Logitech International SA (Registered)	24	874
Ricoh Co. Ltd.	600	5,631
Seagate Technology plc	150	4,944
Seiko Epson Corp.	400	10,538
Xerox Corp.	120	3,681

		469,439

Textiles, Apparel & Luxury Goods - 1.3%
adidas AG	96	21,844
Burberry Group plc	178	4,015
Cie Financiere Richemont SA (Registered)	124	10,558
Coach, Inc.	90	4,243
Hanesbrands, Inc.	128	2,934
Hermes International	9	4,541
HUGO BOSS AG	40	3,006
Kering	24	8,361
Luxottica Group SpA	62	3,572
LVMH Moet Hennessy Louis Vuitton SE	84	21,065
NIKE, Inc., Class B	432	25,510
Pandora A/S	26	2,980
PVH Corp.	28	3,340

		115,969

Tobacco - 1.2%
Altria Group, Inc.	650	42,231
British American Tobacco plc	686	42,628
Imperial Brands plc	106	4,360
Japan Tobacco, Inc.	400	13,879
Swedish Match AB	96	3,371

		106,469

Trading Companies & Distributors - 0.5%
Brenntag AG	44	2,487
Bunzl plc	142	4,283
Fastenal Co.	134	5,757
Ferguson plc	64	3,820
IMCD Group NV	12	670
Marubeni Corp.	1,600	10,589
Rexel SA	174	2,746
Toyota Tsusho Corp.	200	6,425
Travis Perkins plc	168	3,362

		40,139

Transportation Infrastructure - 0.3%
Abertis Infraestructuras SA	63	1,240
Aena SA(b)	16	3,117
Aeroports de Paris	22	3,710
Atlantia SpA	70	2,120
Auckland International Airport Ltd.	252	1,315
Fraport AG Frankfurt Airport Services Worldwide	18	1,796
Groupe Eurotunnel SE (Registered)	318	3,510
Macquarie Atlas Roads Group	140	621
SATS Ltd.	200	712
Sydney Airport	734	3,944
Transurban Group	702	6,395

		28,480

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Water Utilities - 0.1%
American Water Works Co., Inc.	88	7,137
Severn Trent plc	160	4,725

		11,862

Wireless Telecommunication Services - 0.4%
Freenet AG	60	2,018
NTT DOCOMO, Inc.	700	16,237
Tele2 AB, Class B	106	1,260
Vodafone Group plc	6,018	17,613

		37,128

TOTAL COMMON STOCKS (Cost $7,467,977)		8,712,147

CLOSED END FUND - 0.0%(a)
Chemicals - 0.0%(a)
BB Biotech AG (Registered) (Cost $999)	20	1,247

Total Investments — 99.0% (Cost $7,468,976)		8,713,394
Other Assets Less Liabilities — 1.0%		87,550

Net assets — 100.0%		8,800,944

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
DI	Depositary Interest
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,339,165
Aggregate gross unrealized depreciation	(96,218)

Net unrealized appreciation	$1,242,947

Federal income tax cost of investments	$7,470,447

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Impact Index Fund

July 31, 2017 (Unaudited)

Futures Contracts

FlexShares® STOXX® Global ESG Impact Index Fund had the following open futures contracts as of July 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
Long Contracts
EURO STOXX 50® Index Futures Contracts	2	09/15/2017	$81,280	$(2,057)

FlexShares® STOXX® Global ESG Impact Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2017:

Australia	3.9%
Austria	0.1
Belgium	0.3
Canada	1.4
Denmark	0.6
Finland	0.5
France	5.0
Germany	4.6
Hong Kong	0.6
Ireland	0.2
Italy	0.9
Japan	9.5
Luxembourg	0.0	†
Netherlands	2.1
New Zealand	0.1
Norway	0.3
Portugal	0.0	†
Singapore	0.2
Spain	1.1
Sweden	1.1
Switzerland	4.2
United Kingdom	8.1
United States	54.2
Other[1]	1.0

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%
Building Products - 0.1%
Universal Forest Products, Inc.	54,986	4,610,576

Chemicals - 13.8%
Agrium, Inc.	656,938	65,538,831
CF Industries Holdings, Inc.(a)	1,007,112	29,558,737
Incitec Pivot Ltd.(a)	7,975,864	20,376,099
Israel Chemicals Ltd.	2,396,232	11,449,733
K+S AG (Registered)(a)	908,716	23,564,919
Monsanto Co.	2,089,468	244,091,652
Mosaic Co. (The)	1,458,576	35,210,024
Nufarm Ltd.	986,854	6,665,252
Potash Corp. of Saskatchewan, Inc.	3,915,582	69,823,261
Sasol Ltd.(a)	468,828	14,107,392
Scotts Miracle-Gro Co. (The)(a)	228,626	21,945,810
UPL Ltd.	1,999,754	27,342,947
Yara International ASA	873,988	34,654,674

		604,329,331

Containers & Packaging - 0.3%
Klabin SA	2,315,200	11,772,329

Diversified Financial Services - 0.1%
Metro Pacific Investments Corp.	46,304,000	6,230,760

Equity Real Estate Investment Trusts (REITs) - 2.0%
Rayonier, Inc.	384,902	11,189,101
Weyerhaeuser Co.	2,237,062	73,867,787

		85,056,888

Food Products - 11.6%
Archer-Daniels-Midland Co.	3,001,078	126,585,470
Bunge Ltd.	633,786	49,682,485
Charoen Pokphand Foods PCL, NVDR	18,232,200	13,478,344
Charoen Pokphand Indonesia Tbk. PT	46,882,800	9,394,857
CJ CheilJedang Corp.	43,410	14,352,978
Fresh Del Monte Produce, Inc.(a)	182,322	9,384,113
Golden Agri-Resources Ltd.(a)	32,991,600	9,601,888
GrainCorp Ltd., Class A	914,504	6,373,723
IOI Corp. Bhd.	18,232,200	19,034,902
Kuala Lumpur Kepong Bhd.	2,604,600	15,086,787
Marine Harvest ASA*	2,025,800	37,560,395
Maruha Nichiro Corp.	289,400	7,883,560
PPB Group Bhd.	2,894,000	11,396,202
Salmar ASA	300,976	7,789,707
Tyson Foods, Inc., Class A(a)	1,918,722	121,570,226
Wilmar International Ltd.(a)	18,232,200	44,868,515

		504,044,152

Metals & Mining - 32.8%
Agnico Eagle Mines Ltd.	942,640	43,877,566
Anglo American plc*	4,048,706	66,853,582
AngloGold Ashanti Ltd.(a)	1,658,262	16,728,729
Barrick Gold Corp.	4,308,699	72,629,943
BHP Billiton Ltd.	9,885,904	204,018,830
Boliden AB	790,062	24,769,253
First Quantum Minerals Ltd.	1,808,750	19,930,890

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - (continued)
Fortescue Metals Group Ltd.	4,911,118	22,505,340
Franco-Nevada Corp.	688,107	49,703,495
Freeport-McMoRan, Inc.*	3,012,654	44,045,002
Glencore plc*	32,713,776	144,112,897
Goldcorp, Inc.(a)	3,208,669	42,002,248
Grupo Mexico SAB de CV, Series B	9,550,200	31,027,589
Kinross Gold Corp.*	4,691,174	19,281,624
Korea Zinc Co. Ltd.	40,516	17,867,518
Mitsubishi Materials Corp.	388,900	13,057,776
MMC Norilsk Nickel PJSC	10,691	1,586,912
MMC Norilsk Nickel PJSC, ADR	1,885,370	27,969,464
Newcrest Mining Ltd.	2,989,502	48,210,711
Newmont Mining Corp.	1,991,072	74,008,146
Norsk Hydro ASA	4,135,526	26,562,121
Randgold Resources Ltd.(a)	355,962	33,131,344
Rio Tinto plc	3,495,952	162,232,863
Royal Gold, Inc.(a)	219,944	19,060,347
South32 Ltd.	15,630,494	36,312,739
Southern Copper Corp.(a)	546,966	21,517,643
Sumitomo Metal Mining Co. Ltd.	1,786,031	26,969,480
Tahoe Resources, Inc.	1,250,280	6,818,528
Teck Resources Ltd., Class B	1,331,240	28,806,009
Vale SA (Preference)*	5,353,100	50,224,925
Wheaton Precious Metals Corp.	1,849,829	37,394,488

		1,433,218,002

Multi-Utilities - 1.6%
Suez	1,253,102	22,574,783
Veolia Environnement SA	2,098,150	47,136,713

		69,711,496

Oil, Gas & Consumable Fuels - 27.7%
Anadarko Petroleum Corp.	428,312	19,561,009
Apache Corp.(a)	312,552	15,465,073
BP plc	17,525,006	102,998,037
Canadian Natural Resources Ltd.	986,854	30,089,755
Cenovus Energy, Inc.(a)	737,970	6,178,518
Chevron Corp.	1,583,018	172,849,735
China Petroleum & Chemical Corp., Class H	23,152,000	17,578,582
CNOOC Ltd.	14,470,000	16,192,749
Concho Resources, Inc.*	115,760	15,078,898
ConocoPhillips(a)	989,748	44,904,867
Devon Energy Corp.(a)	382,008	12,724,686
Eni SpA	2,399,126	37,817,975
EOG Resources, Inc.	439,888	41,850,944
Exxon Mobil Corp.	2,503,310	200,364,932
Gazprom PJSC	539,890	1,041,887
Gazprom PJSC, ADR	4,558,315	17,731,845
Gazprom PJSC, ADR, OTC	155,011	606,093
Hess Corp.(a)	193,898	8,636,217
LUKOIL PJSC	20,328	945,253
LUKOIL PJSC, ADR	360,894	16,806,834
Noble Energy, Inc.	341,492	9,872,534
Occidental Petroleum Corp.	743,758	46,060,933
PetroChina Co. Ltd., Class H	17,364,000	11,183,002
Petroleo Brasileiro SA (Preference)*	4,630,400	19,706,982
Pioneer Natural Resources Co.(a)	150,488	24,544,593
Repsol SA	1,093,994	18,263,836
Royal Dutch Shell plc, Class A	3,779,564	106,282,868
Statoil ASA	905,822	16,898,039

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Suncor Energy, Inc.	1,449,894	47,153,004
TOTAL SA(a)	2,269,419	114,945,709
Woodside Petroleum Ltd.	630,892	14,692,130

		1,209,027,519

Paper & Forest Products - 3.3%
Canfor Corp.*	234,414	3,921,427
Century Plyboards India Ltd.*	251,778	1,158,588
Duratex SA	868,200	2,222,592
Interfor Corp.*	219,944	3,413,788
Mondi plc	1,137,342	29,913,325
Oji Holdings Corp.	2,894,000	14,824,236
Stella-Jones, Inc.	147,594	5,149,355
Stora Enso OYJ, Class R	1,768,234	23,557,651
UPM-Kymmene OYJ	1,742,188	47,263,453
West Fraser Timber Co. Ltd.	208,368	11,038,647
Western Forest Products, Inc.	1,470,152	2,915,499

		145,378,561

Trading Companies & Distributors - 1.8%
Marubeni Corp.	8,392,600	55,545,576
Mitsui & Co. Ltd.	1,557,500	22,623,535

		78,169,111

Water Utilities - 4.1%
Aguas Andinas SA, Class A	8,751,456	5,510,689
American States Water Co.(a)	101,290	5,008,791
American Water Works Co., Inc.	573,012	46,471,273
Aqua America, Inc.(a)	575,906	19,223,742
California Water Service Group(a)	136,018	5,291,100
China Water Affairs Group Ltd.(a)	3,106,334	1,694,332
Cia de Saneamento Basico do Estado de Sao Paulo*	972,138	10,443,095
Cia de Saneamento Basico do Estado de Sao Paulo, ADR*	378,662	4,074,403
Cia de Saneamento de Minas Gerais-COPASA*	289,400	3,935,840
Guangdong Investment Ltd.	10,119,576	14,252,650
Pennon Group plc(a)	1,328,346	14,097,360
Severn Trent plc	804,532	23,758,666
United Utilities Group plc	2,216,804	26,229,648

		179,991,589

TOTAL COMMON STOCKS (Cost $4,189,228,860)		4,331,540,314

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(b) - 2.7%
CERTIFICATES OF DEPOSIT - 1.2%
Bank of Montreal, Chicago
1.42%, 9/6/2017(c)	7,000,000	7,000,000
Bank of Nova Scotia, Houston
1.33%, 5/24/2018(c)	2,000,000	1,999,756
Bank of Tokyo UFJ Ltd., London
1.30%, 8/16/2017	2,500,000	2,498,649
BNP Paribas, New York
1.38%, 12/1/2017(c)	6,000,000	6,000,000
Credit Suisse, New York
1.35%, 8/16/2017(c)	6,500,000	6,500,000
HSBC USA, New York
1.59%, 8/1/2017(c)	5,000,000	5,000,000
KBC Bank NV, Brussels
1.25%, 8/11/2017	2,000,000	1,999,308

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - (continued)
CERTIFICATES OF DEPOSIT - (continued)
Landesbank Baden-Wurttemberg, London
1.33%, 8/9/2017	5,000,000	4,998,530
Mizuho Bank Ltd., New York
1.57%, 9/8/2017(c)	4,000,000	4,000,000
OCBC, New York
1.30%, 9/20/2017	1,300,000	1,300,000
Societe Generale, New York
1.31%, 8/31/2017	5,000,000	5,000,000
Sumitomo Mitsui Trust Bank Ltd., New York
1.56%, 9/5/2017(c)	1,500,000	1,500,000
1.42%, 11/3/2017(c)	1,500,000	1,500,158
The Chiba Bank Ltd., New York Branch
1.27%, 8/4/2017	5,000,000	5,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $54,296,487)		54,296,401

COMMERCIAL PAPER - 0.2%
DBS Bank Ltd.
1.30%, 9/25/2017	5,000,000	4,990,069
GE Capital Treasury Services LLC
1.31%, 12/14/2017	2,500,000	2,500,087
Macquarie Bank Ltd.
1.34%, 9/25/2017	5,000,000	4,989,764

TOTAL COMMERCIAL PAPER (Cost $12,479,833)		12,479,920

FUNDING AGREEMENT - 0.1%
United of Omaha Life Insurance
1.30%, 8/30/2017 (Cost $3,000,000)	3,000,000	3,000,000

REPURCHASE AGREEMENTS - 1.1%
Citigroup Global Markets, Inc., 1.34%, dated 7/31/2017, due 8/1/2017, repurchase price $3,150,117, collateralized by various U.S. Treasury Securities, 3.75%, maturing 8/15/2041; total market value $3,213,017	3,150,000	3,150,000
Citigroup Global Markets, Inc., 1.04%, dated 7/31/2017, due 8/1/2017, repurchase price $9,298,714, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.63%, maturing 8/15/2019 - 10/15/2019; total market value $9,484,416	9,298,445	9,298,445
Deutsche Bank AG, London Branch, 1.55%, dated 7/31/2017, due 8/1/2017, repurchase price $16,000,689, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 2.00%, maturing 6/30/2018 - 4/30/2024; Common Stocks; total market value $17,737,394	16,000,000	16,000,000
Mizuho Securities USA, Inc., 1.05%, dated 7/31/2017, due 8/1/2017, repurchase price $10,000,292, collateralized by various U.S. Treasury Securities, 1.50%, maturing 6/15/2020; total market value $10,200,001	10,000,000	10,000,000

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - (continued)
REPURCHASE AGREEMENTS - (continued)
ML Pierce Fenner & Smith, Inc., 1.71%, dated 7/31/2017, due 10/31/2017, repurchase price $8,034,960, collateralized by various Common Stocks; total market value $8,800,001	8,000,000	8,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $46,448,445)		46,448,445

TIME DEPOSIT - 0.1%
ABN Amro Bank NV
1.21%, 8/1/2017 (Cost $3,000,000)	3,000,000	3,000,000

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $119,224,765)		119,224,766

Total Investments — 101.9% (Cost $4,308,453,625)		4,450,765,080
Liabilities Less Other Assets — (1.9%)		(85,021,949)

Net assets — 100.0%		4,365,743,131

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $168,011,179, collateralized in the form of cash with a value of $119,197,600 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $16,549,314 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.00%, and maturity dates ranging from August 15, 2017 - August 15, 2046 and $37,572,930 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 8.50%, and maturity dates ranging from September 11, 2017 - July 22, 2068; a total value of $173,319,844.

(b)	The security was purchased with cash collateral held from securities on loan at July 31, 2017. The total value of securities purchased was $119,224,766.
(c)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$403,027,612
Aggregate gross unrealized depreciation	(267,728,629)

Net unrealized appreciation	$135,298,983

Federal income tax cost of investments	$4,315,466,097

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2017 (Unaudited)

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of July 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
E-mini S&P 500® Index Futures Contracts	10	09/15/2017	$1,234,000	$20,616
E-mini S&P MidCap 400® Index Futures Contracts	24	09/15/2017	4,223,520	48,379
FTSE 100® Index Futures Contracts	83	09/15/2017	7,998,825	(121,254)
FTSE/JSE Top 40 Index Futures Contracts	14	09/21/2017	518,542	32,383
Hang Seng Index Futures Contracts	4	08/30/2017	697,247	10,818
Mini MSCI Emerging Markets Index Futures Contracts	15	09/15/2017	798,375	40,953
S&P Toronto Stock Exchange 60® Index Futures Contracts	105	09/14/2017	14,935,348	(178,575)
SPI 200® Index Futures Contracts	41	09/21/2017	4,632,446	(25,928)

				$(172,608)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2017 (Unaudited)

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of July 31, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	5,965,329	Morgan Stanley	USD	4,535,825	09/20/2017	$223,550
BRL	10,390,270	Morgan Stanley	USD	3,165,536	09/20/2017	129,028
CAD	4,734,900	Bank of Montreal	USD	3,615,671	09/20/2017	173,280
EUR	2,676,552	Citibank NA	USD	3,005,468	09/20/2017	158,796
EUR	276,753	Morgan Stanley	USD	317,000	09/20/2017	10,182
GBP	5,535,513	Citibank NA	USD	7,088,562	09/20/2017	221,692
INR	26,081,400	JPMorgan Chase Bank	USD	399,507	09/20/2017	4,404
JPY	192,141,784	Bank of New York	USD	1,733,675	09/20/2017	9,247
KRW	1,811,344,000	Citibank NA	USD	1,600,000	09/20/2017	19,372
NOK	10,202,049	Citibank NA	USD	1,209,031	09/20/2017	83,541
RUB	56,325,130	Goldman Sachs & Co.	USD	959,267	09/20/2017	(32,747)
SGD	1,095,225	Morgan Stanley	USD	792,792	09/20/2017	14,746
USD	2,900,000	Toronto-Dominion Bank (The)	AUD	3,809,814	09/20/2017	(139,620)
USD	3,100,000	Morgan Stanley	BRL	10,390,270	09/20/2017	(194,565)
USD	2,400,000	Toronto-Dominion Bank (The)	CAD	3,172,704	09/20/2017	(138,854)
USD	1,350,908	Bank of Montreal	CHF	1,300,000	09/20/2017	(827)
USD	3,100,000	Toronto-Dominion Bank (The)	EUR	2,754,907	09/20/2017	(156,896)
USD	4,700,000	Toronto-Dominion Bank (The)	GBP	3,660,849	09/20/2017	(134,554)
USD	1,500,000	Toronto-Dominion Bank (The)	JPY	165,331,800	09/20/2017	273
USD	1,749,522	BNP Paribas SA	KRW	1,974,231,000	09/20/2017	(15,474)
USD	800,000	Toronto-Dominion Bank (The)	NOK	6,758,820	09/20/2017	(56,324)
USD	400,000	Goldman Sachs & Co.	RUB	23,553,256	09/20/2017	12,561
USD	400,000	Bank of Montreal	SGD	552,406	09/20/2017	(7,303)

						$183,508

Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

NOK — Norwegian Krone

RUB — Russian Ruble

SGD — Singapore Dollar

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2017 (Unaudited)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2017:

Australia	8.2%
Brazil	2.4
Canada	13.0
Chile	0.1
China	1.4
Finland	1.6
France	4.2
Germany	0.5
India	0.7
Indonesia	0.2
Israel	0.3
Italy	0.9
Japan	3.2
Malaysia	1.0
Mexico	0.7
Norway	2.8
Philippines	0.1
Russia	1.5
Singapore	1.3
South Africa	0.7
South Korea	0.7
Spain	0.4
Sweden	0.6
Thailand	0.3
United Kingdom	16.3
United States	36.1
Other[1]	0.8

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.7%
Air Freight & Logistics - 3.3%
bpost SA	60,214	1,643,117
CTT-Correios de Portugal SA	83,402	542,099
Deutsche Post AG (Registered)	553,146	21,390,820
Oesterreichische Post AG	20,196	926,608
PostNL NV	259,556	1,224,066
Royal Mail plc	563,244	2,993,230
Singapore Post Ltd.(a)	860,200	833,453

		29,553,393

Commercial Services & Supplies - 2.9%
Better World Green PCL, NVDR	2,580,600	142,692
China Everbright International Ltd.	1,095,000	1,430,062
Clean Harbors, Inc.*(a)	11,968	679,782
Cleanaway Co. Ltd.	49,000	281,549
Cleanaway Waste Management Ltd.	1,004,190	1,046,212
Daiseki Co. Ltd.	22,400	530,934
Republic Services, Inc.	48,994	3,146,395
Shanghai Youngsun Investment Co. Ltd., Class B*(b)	57,800	168,892
Stericycle, Inc.*(a)	17,952	1,383,740
Waste Connections, Inc.(a)	152,592	9,887,273
Waste Management, Inc.	91,630	6,885,995

		25,583,526

Diversified Financial Services - 0.1%
Metro Pacific Investments Corp.	10,210,200	1,373,905

Diversified Telecommunication Services - 15.1%
AT&T, Inc.	1,059,542	41,322,138
BCE, Inc.	157,080	7,350,623
BT Group plc	1,490,016	6,158,277
Cellnex Telecom SA(c)	29,920	670,238
CenturyLink, Inc.(a)	91,630	2,132,230
Chunghwa Telecom Co. Ltd.	815,304	2,754,086
Deutsche Telekom AG (Registered)	553,520	10,079,408
Infrastrutture Wireless Italiane SpA(c)	53,108	341,248
Level 3 Communications, Inc.*	45,628	2,677,451
Nippon Telegraph & Telephone Corp.	246,100	12,004,878
Telefonica SA	761,464	8,582,643
Telesites SAB de CV*	336,600	248,172
Telstra Corp. Ltd.	2,054,008	6,723,251
Verizon Communications, Inc.	703,494	34,049,110

		135,093,753

Electric Utilities - 13.2%
American Electric Power Co., Inc.	102,850	7,255,039
Duke Energy Corp.	146,982	12,511,108
Edison International	68,442	5,385,017
Enel SpA(a)	3,059,694	17,401,997
Exelon Corp.	194,854	7,470,702
Iberdrola SA	2,408,267	18,921,407
NextEra Energy, Inc.	98,362	14,369,705
PG&E Corp.(a)	107,338	7,265,709
PPL Corp.	143,242	5,490,466
Southern Co. (The)	209,440	10,038,459
SSE plc	395,692	7,193,699
Xcel Energy, Inc.	106,216	5,025,079

		118,328,387

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - 3.5%
American Tower Corp.	73,304	9,993,534
CoreCivic, Inc.	25,058	694,107
Crown Castle International Corp.	62,832	6,319,643
CyrusOne, Inc.(a)	14,212	848,598
Digital Realty Trust, Inc.(a)	27,676	3,192,150
DuPont Fabros Technology, Inc.	13,090	815,900
Equinix, Inc.	13,464	6,068,629
GEO Group, Inc. (The)	26,180	768,383
Keppel DC REIT	174,671	164,735
SBA Communications Corp.*	20,944	2,880,847

		31,746,526

Gas Utilities - 0.4%
APA Group	391,952	2,697,326
Petronas Gas Bhd.	224,400	982,192

		3,679,518

Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc.*(a)	18,326	969,995
Bangkok Dusit Medical Services PCL, NVDR	6,021,400	3,456,155
Bumrungrad Hospital PCL, NVDR	224,400	1,180,112
HCA Healthcare, Inc.*(a)	62,458	5,017,876
Healthscope Ltd.(a)	1,013,540	1,683,052
HealthSouth Corp.(a)	19,822	843,624
IHH Healthcare Bhd.	1,870,000	2,576,901
Life Healthcare Group Holdings Ltd.(a)	800,734	1,535,467
LifePoint Health, Inc.*(a)	8,228	488,743
Netcare Ltd.	655,248	1,219,239
Ramsay Health Care Ltd.	77,792	4,383,388
Spire Healthcare Group plc(c)	184,008	836,925
Tenet Healthcare Corp.*(a)	21,318	369,867
Universal Health Services, Inc., Class B	19,074	2,113,972

		26,675,316

Industrial Conglomerates - 0.1%
Beijing Enterprises Holdings Ltd.	187,000	993,643

Media - 6.4%
Altice NV, Class A*(a)	92,378	2,271,395
Charter Communications, Inc., Class A*	36,652	14,364,285
Comcast Corp., Class A	819,060	33,130,977
DISH Network Corp., Class A*(a)	39,270	2,514,458
Liberty Global plc, Class C*	108,834	3,566,490
Sirius XM Holdings, Inc.(a)	276,012	1,617,430

		57,465,035

Multi-Utilities - 7.8%
Consolidated Edison, Inc.(a)	65,076	5,392,197
Dominion Energy, Inc.(a)	133,144	10,276,054
Engie SA	682,176	10,942,304
National Grid plc	1,424,566	17,593,821
Public Service Enterprise Group, Inc.	107,712	4,843,809
Sempra Energy(a)	53,482	6,044,001
Suez	194,106	3,496,843
Veolia Environnement SA	322,014	7,234,317
WEC Energy Group, Inc.(a)	67,694	4,262,691

		70,086,037

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Oil, Gas & Consumable Fuels - 9.5%
Enagas SA	86,768	2,443,423
Enbridge Income Fund Holdings, Inc.(a)	50,116	1,284,008
Enbridge, Inc.	646,646	26,723,174
Inter Pipeline Ltd.	142,120	2,797,965
Keyera Corp.	71,060	2,213,824
Kinder Morgan, Inc.	422,620	8,634,127
Koninklijke Vopak NV	24,310	1,154,055
ONEOK, Inc.	79,662	4,506,479
Pembina Pipeline Corp.	154,462	5,248,163
Plains GP Holdings LP, Class A(a)	33,286	910,039
Polskie Gornictwo Naftowe i Gazownictwo SA	684,420	1,266,479
Snam SpA	949,960	4,475,531
TransCanada Corp.	345,202	17,583,757
Williams Cos., Inc. (The)(a)	174,658	5,550,631

		84,791,655

Road & Rail - 17.0%
Aurizon Holdings Ltd.	1,166,880	4,676,525
Canadian National Railway Co.	383,350	30,200,825
Canadian Pacific Railway Ltd.	84,524	13,192,787
Central Japan Railway Co.	118,900	19,100,186
CSX Corp.(a)	194,854	9,614,096
East Japan Railway Co.	224,400	21,019,413
Hankyu Hanshin Holdings, Inc.	149,600	5,327,626
Kansas City Southern	22,066	2,276,991
Keikyu Corp.	314,000	3,640,291
Keisei Electric Railway Co. Ltd.	97,200	2,656,627
MTR Corp. Ltd.(a)	839,810	4,854,890
Norfolk Southern Corp.	60,962	6,863,102
Tobu Railway Co. Ltd.	645,000	3,409,023
Union Pacific Corp.	169,796	17,482,196
West Japan Railway Co.	112,200	8,040,179

		152,354,757

Transportation Infrastructure - 8.7%
Abertis Infraestructuras SA	385,594	7,587,530
Aena SA(c)	43,010	8,379,628
Aeroports de Paris	19,822	3,343,098
Airports of Thailand PCL, NVDR	2,543,200	3,935,955
Atlantia SpA	273,394	8,280,697
Auckland International Airport Ltd.	544,170	2,839,620
Bangkok Expressway & Metro PCL, NVDR	4,450,600	1,003,095
CCR SA	748,000	4,088,269
China Merchants Port Holdings Co. Ltd.	785,543	2,469,233
COSCO SHIPPING Ports Ltd.	905,176	1,107,979
Flughafen Zurich AG (Registered)	11,220	2,868,813
Groupe Eurotunnel SE (Registered)	261,426	2,885,567
Grupo Aeroportuario del Pacifico SAB de CV, Class B	224,400	2,562,933
International Container Terminal Services, Inc.	972,400	2,058,112
Jiangsu Expressway Co. Ltd., Class H	704,000	1,022,178
Macquarie Atlas Roads Group(a)	307,054	1,362,959
Promotora y Operadora de Infraestructura SAB de CV	127,160	1,392,629
Qube Holdings Ltd.(a)	830,244	1,763,115
Sydney Airport	1,318,724	7,085,366
Transurban Group	1,197,548	10,908,672
Westports Holdings Bhd.	561,000	488,738

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Transportation Infrastructure - (continued)
Westshore Terminals Investment Corp.	25,058	472,887

		77,907,073

Water Utilities - 2.7%
Aguas Andinas SA, Class A	1,436,160	904,333
American Water Works Co., Inc.	38,522	3,124,134
Aqua America, Inc.(a)	38,896	1,298,349
Beijing Enterprises Water Group Ltd.	2,950,000	2,451,361
Cia de Saneamento Basico do Estado de Sao Paulo*	187,000	2,008,829
Cia de Saneamento do Parana (Preference)	149,600	503,613
Guangdong Investment Ltd.	1,710,000	2,408,404
Pennon Group plc	233,750	2,480,723
Severn Trent plc	136,136	4,020,238
United Utilities Group plc	387,838	4,588,973

		23,788,957

Wireless Telecommunication Services - 5.0%
China Mobile Ltd.	970,000	10,401,529
KDDI Corp.	315,200	8,329,644
SoftBank Group Corp.	149,600	12,128,303
Vodafone Group plc	4,624,884	13,535,818

		44,395,294

TOTAL COMMON STOCKS (Cost $793,816,944)		883,816,775

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(d) - 5.1%
CERTIFICATES OF DEPOSIT - 1.7%
Bank of Nova Scotia, Houston
1.33%, 5/24/2018(e)	1,000,000	999,878
Bank of Tokyo UFJ Ltd., London
1.30%, 8/16/2017	1,500,000	1,499,189
Credit Suisse, New York
1.35%, 8/16/2017(e)	1,000,000	1,000,000
HSBC USA, New York
1.59%, 8/1/2017(e)	1,000,000	1,000,000
KBC Bank NV, Brussels
1.25%, 8/11/2017	2,000,000	1,999,308
Landesbank Baden-Wurttemberg, London
1.33%, 8/9/2017	1,500,000	1,499,559
Mizuho Bank Ltd., New York
1.57%, 9/8/2017(e)	1,500,000	1,500,000
OCBC, New York
1.30%, 9/20/2017	1,700,000	1,700,000
Societe Generale, New York
1.31%, 8/31/2017	1,900,000	1,900,000
Sumitomo Mitsui Trust Bank Ltd., New York
1.56%, 9/5/2017(e)	500,000	500,000
The Chiba Bank Ltd., New York Branch
1.27%, 8/4/2017	1,800,000	1,800,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $15,398,056)		15,397,934

COMMERCIAL PAPER - 0.5%
DBS Bank Ltd.
1.30%, 9/25/2017	1,750,000	1,746,524
GE Capital Treasury Services LLC
1.31%, 12/14/2017	1,000,000	1,000,035

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - (continued)
COMMERCIAL PAPER - (continued)
Macquarie Bank Ltd.
1.34%, 9/25/2017	1,750,000	1,746,417

TOTAL COMMERCIAL PAPER (Cost $4,492,941)		4,492,976

CORPORATE BOND - 0.2%
Caisse Centrale Desjardins Du Quebec
1.32%, 9/12/2017(c)(e) (Cost $1,500,447)	1,500,000	1,500,447

REPURCHASE AGREEMENTS - 2.5%
Citigroup Global Markets, Inc., 1.04%, dated 7/31/2017, due 8/1/2017, repurchase price $5,061,927, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.63%, maturing 8/15/2019 - 10/15/2019; total market value $5,163,017	5,061,781	5,061,781
Citigroup Global Markets, Inc., 1.34%, dated 7/31/2017, due 8/1/2017, repurchase price $1,075,040, collateralized by various U.S. Treasury Securities, 3.75%, maturing 8/15/2041; total market value $1,096,506	1,075,000	1,075,000
Deutsche Bank AG, London Branch, 1.55%, dated 7/31/2017, due 8/1/2017, repurchase price $12,000,517, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 2.00%, maturing 6/30/2018 - 4/30/2024; Common Stocks; total market value $13,303,046	12,000,000	12,000,000
Mizuho Securities USA, Inc., 1.05%, dated 7/31/2017, due 8/1/2017, repurchase price $2,500,073, collateralized by various U.S. Treasury Securities, 1.50%, maturing 6/15/2020; total market value $2,550,000	2,500,000	2,500,000
ML Pierce Fenner & Smith, Inc., 1.71%, dated 7/31/2017, due 10/31/2017, repurchase price $2,008,740, collateralized by various Common Stocks; total market value $2,200,000	2,000,000	2,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $22,636,781)		22,636,781

TIME DEPOSIT - 0.2%
ABN Amro Bank NV
1.21%, 8/1/2017 (Cost $2,000,000)	2,000,000	2,000,000

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $46,028,225)		46,028,138

Total Investments — 103.8% (Cost $839,845,169)		929,844,913
Liabilities Less Other Assets — (3.8%)		(34,397,554)

Net assets — 100.0%		895,447,359

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $54,631,060, collateralized in the form of cash with a value of $46,016,805 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $861,010 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.00%, and maturity dates ranging from August 10, 2017 - November 15, 2046 and $9,545,981 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 8.50%, and maturity dates ranging from September 11, 2017 - July 22, 2068; a total value of $56,423,796.

(b)

Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2017 amounted to $168,892, which represents approximately 0.02% of net assets of the Fund.

(c)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(d)	The security was purchased with cash collateral held from securities on loan at July 31, 2017. The total value of securities purchased was $46,028,138.
(e)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.

Percentages shown are based on Net Assets.

Abbreviations

NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$109,048,873
Aggregate gross unrealized depreciation	(20,550,949)

Net unrealized appreciation	$88,497,924

Federal income tax cost of investments	$841,346,989

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2017 (Unaudited)

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of July 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
E-mini S&P 500® Index Futures Contracts	47	09/15/2017	$5,799,800	$88,102
EURO STOXX 50® Index Futures Contracts	40	09/15/2017	1,625,605	(35,236)
FTSE 100® Index Futures Contracts	10	09/15/2017	963,714	(9,049)
S&P Toronto Stock Exchange 60® Index Futures Contracts	10	09/14/2017	1,422,414	(10,296)
Tokyo Price Index Futures Contracts	12	09/07/2017	1,758,813	8,797

				$42,318

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of July 31, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	371,754	Citibank NA	USD	281,000	09/20/2017	$15,600
AUD	334,385	Morgan Stanley	USD	253,807	09/20/2017	12,978
CAD	1,907,992	Citibank NA	USD	1,444,134	09/20/2017	82,675
EUR	818,649	Citibank NA	USD	919,250	09/20/2017	48,569
EUR	802,023	Bank of Montreal	USD	902,000	09/20/2017	46,165
GBP	186,614	JPMorgan Chase Bank	USD	238,000	09/20/2017	8,444
JPY	80,606,198	JPMorgan Chase Bank	USD	727,000	09/20/2017	4,180
JPY	67,914,110	Bank of New York	USD	612,782	09/20/2017	3,268
USD	317,000	BNP Paribas SA	AUD	418,048	09/20/2017	(16,535)
USD	130,000	Toronto-Dominion Bank (The)	AUD	163,424	09/20/2017	(386)
USD	970,000	Goldman Sachs & Co.	CAD	1,284,820	09/20/2017	(58,136)
USD	1,217,000	Toronto-Dominion Bank (The)	EUR	1,081,523	09/20/2017	(61,594)
USD	214,000	Morgan Stanley	EUR	182,574	09/20/2017	(1,841)
USD	956,523	Citibank NA	GBP	746,957	09/20/2017	(29,915)
USD	600,000	Societe Generale	JPY	66,552,318	09/20/2017	(3,697)

						$49,775

Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

JPY — Japanese Yen

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2017 (Unaudited)

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2017:

Australia	4.7%
Austria	0.1
Belgium	0.2
Brazil	0.7
Canada	13.1
Chile	0.1
China	2.5
France	3.1
Germany	3.5
Hong Kong	0.6
Italy	3.4
Japan	10.8
Malaysia	0.5
Mexico	0.5
Netherlands	0.5
New Zealand	0.3
Philippines	0.4
Poland	0.1
Portugal	0.1
Singapore	0.1
South Africa	0.3
Spain	5.2
Switzerland	0.3
Taiwan	0.3
Thailand	1.1
United Kingdom	6.6
United States	39.6
Other[1]	1.3

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.2%
Commercial Services & Supplies - 0.5%
IWG plc	250,171	1,081,786

Diversified Financial Services - 0.2%
Corp. Financiera Alba SA(a)	7,519	469,396

Equity Real Estate Investment Trusts (REITs) - 72.8%
American Homes 4 Rent, Class A(a)	77,307	1,778,834
Ascendas Hospitality Trust	846,800	524,103
AvalonBay Communities, Inc.	41,902	8,059,850
British Land Co. plc (The)	13,578	109,283
BWP Trust	216,883	502,131
Camden Property Trust	37,084	3,326,435
Canadian Apartment Properties REIT	33,434	866,495
Champion REIT	949,000	738,772
Chesapeake Lodging Trust(a)	14,746	372,042
Columbia Property Trust, Inc.	53,071	1,154,294
Comforia Residential REIT, Inc.	24	50,457
CoreSite Realty Corp.(a)	11,826	1,284,067
Cousins Properties, Inc.(a)	153,300	1,408,827
DCT Industrial Trust, Inc.	33,507	1,887,784
Dexus	367,973	2,755,574
DiamondRock Hospitality Co.	89,060	1,040,221
Digital Realty Trust, Inc.	42,340	4,883,496
Duke Realty Corp.	146,438	4,186,662
DuPont Fabros Technology, Inc.	28,835	1,797,286
EastGroup Properties, Inc.(a)	14,162	1,234,643
Equity Commonwealth*(a)	53,436	1,687,509
Equity LifeStyle Properties, Inc.	33,653	2,937,907
Equity Residential	134,466	9,151,756
Essex Property Trust, Inc.	7,227	1,891,306
Fonciere Des Regions	2,847	274,000
Four Corners Property Trust, Inc.(a)	28,762	729,980
Frontier Real Estate Investment Corp.(a)	137	584,601
Gecina SA	16,498	2,481,966
Getty Realty Corp.	26,280	682,754
Goodman Group	183,668	1,167,185
Goodman Property Trust	501,291	471,683
GPT Group (The)	748,469	2,862,218
Granite REIT	17,812	714,873
Great Portland Estates plc	131,473	1,043,431
Green REIT plc	308,936	536,883
Grivalia Properties REIC AE	29,273	314,067
H&R REIT	42,705	720,543
Hankyu Reit, Inc.	438	557,732
Hansteen Holdings plc(a)	463,331	775,757
Hersha Hospitality Trust	16,279	305,394
Highwoods Properties, Inc.	42,559	2,192,640
Hispania Activos Inmobiliarios SOCIMI SA	41,537	746,335
Hospitality Properties Trust	59,203	1,720,439
Host Hotels & Resorts, Inc.	290,248	5,416,028
Investa Office Fund	250,755	908,864
Japan Logistics Fund, Inc.(a)	247	500,728
JBG SMITH Properties*	33,617	1,192,713

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Equity Real Estate Investment Trusts (REITs) - (continued)
Killam Apartment REIT	43,654	427,970
Kiwi Property Group Ltd.(a)	327,226	336,113
Land Securities Group plc	322,514	4,341,152
LaSalle Hotel Properties(a)	48,837	1,442,645
Liberty Property Trust	62,415	2,622,678
Link REIT	914,000	7,431,227
LTC Properties, Inc.	17,520	904,733
Mapletree Commercial Trust	532,900	630,198
Mapletree Greater China Commercial Trust	788,400	644,801
Mapletree Industrial Trust	525,600	718,382
Mirvac Group(a)	1,290,202	2,235,171
Monogram Residential Trust, Inc.	80,446	962,134
National Health Investors, Inc.(a)	17,009	1,313,945
Nippon Accommodations Fund, Inc.	153	634,183
Nippon Building Fund, Inc.	365	1,965,474
Nomura Real Estate Master Fund, Inc.	368	520,552
Piedmont Office Realty Trust, Inc., Class A	65,116	1,368,087
Potlatch Corp.	17,885	855,797
Precinct Properties New Zealand Ltd.	516,475	487,906
Prologis, Inc.	191,114	11,621,642
PS Business Parks, Inc.	8,614	1,158,238
Public Storage	1,606	330,145
Pure Industrial Real Estate Trust	125,998	641,803
Rayonier, Inc.	53,144	1,544,896
Retail Properties of America, Inc., Class A	78,694	1,041,122
RioCan REIT	52,779	1,016,710
RLJ Lodging Trust	39,566	837,217
Sabra Health Care REIT, Inc.(a)	17,155	397,996
Safestore Holdings plc	131,327	731,322
Scentre Group	1,628,995	5,371,099
Segro plc	370,840	2,576,487
Simon Property Group, Inc.	14,746	2,337,241
SL Green Realty Corp.	4,088	422,168
Smart REIT	16,571	415,550
Summit Hotel Properties, Inc.	39,785	713,345
Sunlight REIT	511,000	336,298
Sunstone Hotel Investors, Inc.	91,907	1,496,246
Unibail-Rodamco SE	3,066	763,991
UNITE Group plc (The)	86,286	763,297
Urstadt Biddle Properties, Inc., Class A	14,308	299,609
Vornado Realty Trust	67,233	5,334,939
Washington REIT	34,383	1,149,424
Weyerhaeuser Co.	298,716	9,863,602
Workspace Group plc	65,335	788,130
Xenia Hotels & Resorts, Inc.	48,180	979,018

		163,305,231

Household Durables - 0.4%
Iida Group Holdings Co. Ltd.	45,700	779,624

Industrial Conglomerates - 0.4%
Hopewell Holdings Ltd.	260,000	997,036

Real Estate Management & Development - 23.9%
ADO Properties SA(b)	3,650	164,194
Aeon Mall Co. Ltd.	51,100	971,638

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Alexander & Baldwin, Inc.(a)	12,337	517,290
Alrov Properties and Lodgings Ltd.	11,096	319,798
Atrium European Real Estate Ltd.(a)	73,876	344,044
BUWOG AG*	7,227	211,610
CA Immobilien Anlagen AG	31,755	816,173
CapitaLand Ltd.	1,058,500	2,877,885
City Developments Ltd.	167,900	1,392,981
CLS Holdings plc	93,586	262,427
Daejan Holdings plc(a)	4,745	407,863
Daibiru Corp.	58,400	657,492
Daikyo, Inc.	275,000	574,913
Daito Trust Construction Co. Ltd.	28,600	4,824,689
Deutsche EuroShop AG	13,067	541,906
Entra ASA(b)	51,465	680,651
Fabege AB	55,480	1,093,955
Fastighets AB Balder (Preference)(a)	7,957	340,057
First Capital Realty, Inc.	38,836	633,525
Forestar Group, Inc.*	35,040	600,936
Frasers Centrepoint Ltd.	233,600	331,329
Goldcrest Co. Ltd.	23,400	520,541
GuocoLand Ltd.	197,100	276,655
Hang Lung Group Ltd.	22,000	83,660
Heiwa Real Estate Co. Ltd.	36,500	571,474
Helical plc	55,407	252,008
Henderson Land Development Co. Ltd.	499,300	2,889,619
HKR International Ltd.*(a)	525,600	292,069
Ho Bee Land Ltd.	167,900	299,380
Hongkong Land Holdings Ltd.	452,600	3,403,552
Hufvudstaden AB, Class A	46,574	809,527
Hysan Development Co. Ltd.	263,000	1,272,882
Kenedix, Inc.(a)	124,100	634,567
Klovern AB, Class A	226,008	286,385
Leopalace21 Corp.	116,800	831,907
Liu Chong Hing Investment Ltd.	292,000	483,043
Melcor Developments Ltd.	23,141	265,542
Mobimo Holding AG (Registered)*	2,628	751,752
Morguard Corp.	2,847	391,620
Nomura Real Estate Holdings, Inc.	51,800	1,025,733
Norstar Holdings, Inc.	657	11,825
Norwegian Property ASA(a)	368,796	464,414
NTT Urban Development Corp.	58,400	596,711
Olav Thon Eiendomsselskap ASA	14,162	301,113
PSP Swiss Property AG (Registered)	3,431	312,927
Raven Russia Ltd.*	351,422	224,699
Realogy Holdings Corp.	59,641	1,980,081
Relo Group, Inc.	42,100	843,181
Sagax AB, Class B(a)	31,536	396,488
Sagax AB (Preference)	51,027	213,216
St Joe Co. (The)*(a)	29,784	537,601
St Modwen Properties plc	150,891	713,154
Swire Pacific Ltd., Class A	184,500	1,840,240
Swire Pacific Ltd., Class B	337,500	598,932
Swire Properties Ltd.	189,800	656,146
TAG Immobilien AG	54,969	898,893
TOC Co. Ltd.	36,500	342,554
Tokyo Tatemono Co. Ltd.	87,600	1,190,780
Tokyu Fudosan Holdings Corp.	219,000	1,312,078
Tricon Capital Group, Inc.	65,773	552,250
United Industrial Corp. Ltd.	125,293	296,339
UOL Group Ltd.(a)	194,175	1,128,825
Vonovia SE	15,257	616,179

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Real Estate Management & Development - (continued)
Wheelock & Co. Ltd.	319,000	2,405,729
Wihlborgs Fastigheter AB(a)	31,317	760,369
Yanlord Land Group Ltd.(a)	481,800	642,542

		53,744,538

TOTAL COMMON STOCKS (Cost $194,684,450)		220,377,611

	No. of Rights
RIGHT - 0.0%(c)
Equity Real Estate Investment Trusts (REITs) - 0.0%(c)
Gecina SA, expiring 8/2/2017, price 110.50 EUR* (Cost $—)	16,498	48,784

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(d) - 4.6%
CERTIFICATES OF DEPOSIT - 1.7%
Bank of Tokyo UFJ Ltd., London
1.30%, 8/16/2017	500,000	499,730
BNP Paribas, New York
1.38%, 12/1/2017(e)	500,000	500,000
HSBC USA, New York
1.59%, 8/1/2017(e)	500,000	500,000
KBC Bank NV, Brussels
1.25%, 8/11/2017	300,000	299,896
Landesbank Baden-Wurttemberg, London
1.33%, 8/9/2017	500,000	499,853
OCBC, New York
1.30%, 9/20/2017	500,000	500,000
Societe Generale, New York
1.31%, 8/31/2017	600,000	600,000
The Chiba Bank Ltd., New York Branch
1.27%, 8/4/2017	600,000	600,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $3,999,479)		3,999,479

COMMERCIAL PAPER - 0.4%
DBS Bank Ltd.
1.30%, 9/25/2017	500,000	499,007
Macquarie Bank Ltd.
1.34%, 9/25/2017	500,000	498,976

TOTAL COMMERCIAL PAPER (Cost $997,983)		997,983

CORPORATE BOND - 0.2%
Caisse Centrale Desjardins Du Quebec
1.32%, 9/12/2017(b)(e) (Cost $500,148)	500,000	500,148

REPURCHASE AGREEMENTS - 2.3%
Citigroup Global Markets, Inc., 1.34%, dated 7/31/2017, due 8/1/2017, repurchase price $350,013, collateralized by various U.S. Treasury Securities, 3.75%, maturing 8/15/2041; total market value $357,002	350,000	350,000

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - (continued)
REPURCHASE AGREEMENTS - (continued)
Citigroup Global Markets, Inc., 1.04%, dated 7/31/2017, due 8/1/2017, repurchase price $1,792,968, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.63%, maturing 8/15/2019 - 10/15/2019; total market value $1,828,774	1,792,916	1,792,916
Deutsche Bank AG, London Branch, 1.55%, dated 7/31/2017, due 8/1/2017, repurchase price $1,775,076, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 2.00%, maturing 6/30/2018 - 4/30/2024; Common Stocks; total market value $1,967,742	1,775,000	1,775,000
Mizuho Securities USA, Inc., 1.05%, dated 7/31/2017, due 8/1/2017, repurchase price $1,000,029, collateralized by various U.S. Treasury Securities, 1.50%, maturing 6/15/2020; total market value $1,020,000	1,000,000	1,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $4,917,916)		4,917,916

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $10,415,526)		10,415,526

Total Investments — 102.8% (Cost $205,099,976)		230,841,921
Liabilities Less Other Assets — (2.8%)		(6,372,949)

Net assets — 100.0%		224,468,972

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $12,234,923, collateralized in the form of cash with a value of $10,412,978 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $58,287 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.00%, and maturity dates ranging from August 17, 2017 - August 15, 2042 and $2,193,907 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 8.50%, and maturity dates ranging from September 15, 2017 - July 22, 2068; a total value of $12,665,172.

(b)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at July 31, 2017. The total value of securities purchased was $10,415,526.
(e)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.

Percentages shown are based on Net Assets.

Abbreviations

EUR	Euro
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,712,988
Aggregate gross unrealized depreciation	(2,989,643)

Net unrealized appreciation	$24,723,345

Federal income tax cost of investments	$206,118,576

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2017 (Unaudited)

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open futures contracts as of July 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
E-mini S&P 500® Index Futures Contracts	17	09/15/2017	$2,097,800	$27,984
EURO STOXX 50® Index Futures Contracts	5	09/15/2017	203,201	(2,297)
FTSE 100® Index Futures Contract	1	09/15/2017	96,371	72
Hang Seng Index Futures Contracts	2	08/30/2017	348,623	5,409
Nikkei 225 SGX Index Futures Contracts	5	09/07/2017	451,265	(2,444)
SPI 200® Index Futures Contracts	5	09/21/2017	564,932	(2,296)

				$26,428

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of July 31, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
HKD	8,572,868	Citibank NA	USD	1,100,000	09/20/2017	$(804)
USD	800,000	Bank of Montreal	EUR	684,984	09/20/2017	(9,799)
USD	1,000,712	Morgan Stanley	HKD	7,789,345	09/20/2017	1,978

						$(8,625)

Abbreviations:

EUR — Euro

HKD — Hong Kong Dollar

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2017 (Unaudited)

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2017:

Australia	7.0%
Austria	0.6
Canada	3.0
China	1.5
France	1.6
Germany	1.0
Greece	0.1
Hong Kong	8.9
Ireland	0.2
Israel	0.2
Japan	9.1
New Zealand	0.6
Norway	0.7
Singapore	4.4
Spain	0.5
Sweden	1.7
Switzerland	0.5
United Kingdom	6.3
United States	50.3
Other[1]	1.8

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 100.0%
FlexShares Global Quality Real Estate Index Fund(a)	26,658	1,640,272
FlexShares Global Upstream Natural Resources Index Fund(a)	14,334	433,604
FlexShares STOXX Global Broad Infrastructure Index Fund(a)	43,920	2,104,646

TOTAL EXCHANGE TRADED FUNDS (Cost $3,927,670)		4,178,522

Total Investments — 100.0% (Cost $3,927,670)		4,178,522
Other Assets Less Liabilities — 0.0%(b)		1,291

Net assets — 100.0%		4,179,813

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Funds.
(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$250,277
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$250,277

Federal income tax cost of investments	$3,928,245

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

July 31, 2017 (Unaudited)

The underlying index of the FlexShares Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares Funds. The Schedules of Investments of the affiliated FlexShares Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ending July 31, 2017, was as follows:

Security	Value October 31, 2016	Purchases at Cost	Sales at Cost	Value July 31, 2017	Dividend Income	Realized Gain/(Loss)
FlexShares Global Quality Real Estate Index Fund	$626,788	$1,179,214	$260,603	$1,640,272	$23,004	$2,169
FlexShares Global Upstream Natural Resources Index Fund	136,432	294,714	17,263	433,604	3,848	(697)
FlexShares STOXX Global Broad Infrastructure Index Fund	517,936	1,499,033	22,710	2,104,646	25,835	(431)

	$1,281,156	$2,972,961	$300,576	$4,178,522	$52,687	$1,041

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.1%
Aerospace & Defense - 4.7%
Boeing Co. (The)	224,884	54,525,375
Lockheed Martin Corp.	96,140	28,085,378

		82,610,753

Air Freight & Logistics - 1.6%
United Parcel Service, Inc., Class B	259,160	28,582,756

Banks - 4.8%
Bank of America Corp.	313,500	7,561,620
Citigroup, Inc.	91,960	6,294,662
JPMorgan Chase & Co.	213,180	19,569,924
Wells Fargo & Co.	937,992	50,595,289

		84,021,495

Beverages - 0.6%
Coca-Cola Co. (The)	103,664	4,751,958
PepsiCo, Inc.	45,980	5,361,728

		10,113,686

Biotechnology - 0.2%
Amgen, Inc.	22,572	3,939,040

Capital Markets - 3.3%
Ameriprise Financial, Inc.	79,420	11,506,370
Eaton Vance Corp.	175,560	8,618,240
Federated Investors, Inc., Class B	377,036	10,869,948
LPL Financial Holdings, Inc.	297,616	13,618,908
T. Rowe Price Group, Inc.(a)	147,136	12,171,090

		56,784,556

Chemicals - 0.8%
Air Products & Chemicals, Inc.	10,032	1,426,049
LyondellBasell Industries NV, Class A	141,284	12,728,275

		14,154,324

Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc.	100,320	1,579,037

Communications Equipment - 1.0%
Cisco Systems, Inc.	547,580	17,221,391

Consumer Finance - 0.6%
Navient Corp.(a)	752,400	11,097,900

Containers & Packaging - 0.8%
Greif, Inc., Class A	122,056	6,846,121
Greif, Inc., Class B	101,992	6,109,321
Packaging Corp. of America(a)	11,576	1,267,340

		14,222,782

Diversified Consumer Services - 0.7%
H&R Block, Inc.(a)	372,020	11,346,610

Diversified Telecommunication Services - 2.5%
AT&T, Inc.	755,744	29,474,016
CenturyLink, Inc.(a)	165,528	3,851,837
Frontier Communications Corp.(a)	104,502	1,599,930

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Telecommunication Services - (continued)
Verizon Communications, Inc.	158,840	7,687,856

		42,613,639

Electric Utilities - 3.0%
ALLETE, Inc.	146,300	10,719,401
Entergy Corp.	98,648	7,568,275
Exelon Corp.	179,740	6,891,232
Hawaiian Electric Industries, Inc.	216,524	7,143,127
OGE Energy Corp.	203,148	7,284,887
Portland General Electric Co.	81,928	3,661,362
PPL Corp.	226,556	8,683,891

		51,952,175

Electrical Equipment - 1.3%
Eaton Corp. plc	91,960	7,195,870
Emerson Electric Co.	265,012	15,797,365

		22,993,235

Electronic Equipment, Instruments & Components - 0.7%
Jabil, Inc.	382,888	11,678,084

Energy Equipment & Services - 0.2%
Helmerich & Payne, Inc.(a)	74,404	3,766,331

Equity Real Estate Investment Trusts (REITs) - 6.8%
CBL & Associates Properties, Inc.(a)	1,228,084	10,794,858
Colony NorthStar, Inc., Class A	50,160	734,342
CoreCivic, Inc.	379,544	10,513,369
Hospitality Properties Trust	183,084	5,320,421
Host Hotels & Resorts, Inc.	489,060	9,125,860
Lamar Advertising Co., Class A(a)	117,876	8,318,509
LaSalle Hotel Properties(a)	239,096	7,062,896
Lexington Realty Trust	836	8,511
Omega Healthcare Investors, Inc.(a)	133,760	4,225,478
Retail Properties of America, Inc., Class A	520,828	6,890,555
RLJ Lodging Trust	361,988	7,659,666
Ryman Hospitality Properties, Inc.(a)	129,580	8,110,412
Senior Housing Properties Trust	152,988	2,975,617
Simon Property Group, Inc.	40,128	6,360,288
Spirit Realty Capital, Inc.(a)	368,676	2,923,601
VEREIT, Inc.	397,936	3,306,848
Washington Prime Group, Inc.(a)	361,152	3,257,591
Welltower, Inc.	194,788	14,295,491
WP Carey, Inc.(a)	104,500	7,159,295

		119,043,608

Food & Staples Retailing - 2.6%
CVS Health Corp.	34,276	2,739,680
Wal-Mart Stores, Inc.	530,024	42,396,620

		45,136,300

Gas Utilities - 0.5%
National Fuel Gas Co.	147,972	8,761,422

Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	177,232	10,718,991

Health Care Providers & Services - 2.4%
Cardinal Health, Inc.	114,532	8,848,742
McKesson Corp.	69,388	11,231,836
Owens & Minor, Inc.(a)	188,936	6,089,407
Patterson Cos., Inc.(a)	162,184	6,766,316

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Providers & Services - (continued)
UnitedHealth Group, Inc.	45,144	8,659,071

		41,595,372

Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.(a)	131,252	11,009,418
McDonald’s Corp.	28,424	4,409,699

		15,419,117

Household Durables - 0.7%
Garmin Ltd.	39,292	1,972,065
Tupperware Brands Corp.(a)	160,512	9,744,684

		11,716,749

Household Products - 3.1%
Procter & Gamble Co. (The)	602,756	54,742,300

Industrial Conglomerates - 4.7%
3M Co.	218,196	43,894,489
General Electric Co.	1,506,472	38,580,748

		82,475,237

Insurance - 4.4%
Aflac, Inc.	148,808	11,867,438
AmTrust Financial Services, Inc.(a)	481,536	7,704,576
Assurant, Inc.	91,124	9,592,623
Erie Indemnity Co., Class A	61,864	7,885,185
First American Financial Corp.	46,816	2,266,363
Principal Financial Group, Inc.(a)	211,508	14,118,159
Prudential Financial, Inc.	136,268	15,429,626
Validus Holdings Ltd.	142,120	7,644,635

		76,508,605

Internet & Direct Marketing Retail - 0.4%
HSN, Inc.	179,740	7,126,691

Internet Software & Services - 0.6%
j2 Global, Inc.(a)	121,220	10,258,849

IT Services - 5.5%
Accenture plc, Class A	220,704	28,431,089
Convergys Corp.(a)	152,152	3,647,083
DST Systems, Inc.	153,824	8,444,938
Fidelity National Information Services, Inc.	102,828	9,379,970
International Business Machines Corp.	96,976	14,029,518
Jack Henry & Associates, Inc.	103,664	11,125,221
Paychex, Inc.	56,012	3,240,294
Science Applications International Corp.	86,944	6,121,727
Visa, Inc., Class A	45,980	4,577,769
Western Union Co. (The)(a)	335,236	6,620,911

		95,618,520

Media - 0.2%
Scripps Networks Interactive, Inc., Class A(a)	29,260	2,557,617
Walt Disney Co. (The)	4,180	459,507

		3,017,124

Metals & Mining - 0.5%
Steel Dynamics, Inc.	261,668	9,265,664

Mortgage Real Estate Investment Trusts (REITs) - 1.1%
AGNC Investment Corp.	57,684	1,221,747
Annaly Capital Management, Inc.	85,272	1,025,822
Chimera Investment Corp.	445,588	8,385,966
MFA Financial, Inc.	341,924	2,902,935

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Mortgage Real Estate Investment Trusts (REITs) - (continued)
Two Harbors Investment Corp.	586,036	5,795,896

		19,332,366

Multiline Retail - 2.2%
Kohl’s Corp.(a)	247,456	10,232,306
Macy’s, Inc.(a)	409,640	9,728,950
Nordstrom, Inc.(a)	235,752	11,450,475
Target Corp.	107,008	6,064,143

		37,475,874

Multi-Utilities - 1.5%
CenterPoint Energy, Inc.	266,684	7,517,822
MDU Resources Group, Inc.	275,880	7,269,438
Vectren Corp.	186,428	11,206,187

		25,993,447

Oil, Gas & Consumable Fuels - 6.0%
Chevron Corp.	249,128	27,202,286
Exxon Mobil Corp.	331,056	26,497,722
HollyFrontier Corp.(a)	60,192	1,735,937
Occidental Petroleum Corp.	129,580	8,024,890
ONEOK, Inc.	321,860	18,207,620
PBF Energy, Inc., Class A(a)	447,260	10,184,110
Valero Energy Corp.	172,216	11,877,738

		103,730,303

Paper & Forest Products - 0.5%
Domtar Corp.(a)	241,604	9,437,052

Personal Products - 0.6%
Nu Skin Enterprises, Inc., Class A(a)	150,480	9,534,413

Pharmaceuticals - 7.0%
Johnson & Johnson	162,184	21,525,061
Merck & Co., Inc.	759,088	48,490,541
Pfizer, Inc.	1,551,616	51,451,587

		121,467,189

Professional Services - 0.5%
Nielsen Holdings plc(a)	192,280	8,269,963

Semiconductors & Semiconductor Equipment - 4.0%
Applied Materials, Inc.	345,268	15,298,825
KLA-Tencor Corp.	112,024	10,376,783
Maxim Integrated Products, Inc.	174,724	7,939,458
QUALCOMM, Inc.	147,972	7,870,631
Texas Instruments, Inc.	356,136	28,982,348

		70,468,045

Software - 2.3%
Activision Blizzard, Inc.	107,008	6,610,954
CA, Inc.	213,180	6,617,107
Fair Isaac Corp.	63,536	9,057,057
SS&C Technologies Holdings, Inc.	194,788	7,549,983
Symantec Corp.	343,596	10,648,040

		40,483,141

Specialty Retail - 4.5%
American Eagle Outfitters, Inc.	817,608	9,680,479
Best Buy Co., Inc.(a)	254,144	14,826,761
Gap, Inc. (The)(a)	406,296	9,682,033
Home Depot, Inc. (The)	198,968	29,765,613
Staples, Inc.	1,166,220	11,837,133
Williams-Sonoma, Inc.	66,044	3,066,423

		78,858,442

Technology Hardware, Storage & Peripherals - 4.7%
Apple, Inc.	332,728	49,486,636
HP, Inc.	722,304	13,796,006

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Technology Hardware, Storage & Peripherals - (continued)
NetApp, Inc.	154,660	6,715,337
Seagate Technology plc(a)	183,084	6,034,449
Xerox Corp.	198,132	6,076,708

		82,109,136

Tobacco - 3.2%
Altria Group, Inc.	443,916	28,841,222
Philip Morris International, Inc.	223,212	26,051,073

		54,892,295

Trading Companies & Distributors - 0.2%
WW Grainger, Inc.	23,408	3,903,050

TOTAL COMMON STOCKS (Cost $1,470,002,112)		1,726,037,059

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(b) - 8.9%
CERTIFICATES OF DEPOSIT - 4.9%
Bank of Montreal, Chicago
1.42%, 9/6/2017(c)	8,000,000	8,000,000
Bank of Nova Scotia, Houston
1.33%, 5/24/2018(c)	3,000,000	2,999,634
Bank of Tokyo UFJ Ltd., London
1.30%, 8/16/2017	8,100,000	8,095,622
Bank of Tokyo UFJ Ltd., New York
1.45%, 9/1/2017	1,000,000	999,914
BNP Paribas, New York
1.38%, 12/1/2017(c)	5,000,000	5,000,000
Credit Suisse, New York
1.35%, 8/16/2017(c)	5,100,000	5,100,000
HSBC USA, New York
1.59%, 8/1/2017(c)	5,000,000	5,000,000
KBC Bank NV, Brussels
1.25%, 8/11/2017	5,100,000	5,098,235
Landesbank Baden-Wurttemberg, London
1.33%, 8/9/2017	10,100,000	10,097,030
Mizuho Bank Ltd., New York
1.57%, 9/8/2017(c)	5,000,000	5,000,000
OCBC, New York
1.30%, 9/20/2017	8,000,000	8,000,000
Societe Generale, New York
1.31%, 8/31/2017	10,600,000	10,600,000
Sumitomo Mitsui Trust Bank Ltd., New York
1.56%, 9/5/2017(c)	4,000,000	4,000,000
1.42%, 11/3/2017(c)	1,000,000	1,000,105
Wells Fargo Bank (San Francisco) NA
1.27%, 9/28/2017	5,000,000	5,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $83,990,801)		83,990,540

COMMERCIAL PAPER - 1.4%
DBS Bank Ltd.
1.30%, 9/25/2017	8,250,000	8,233,615
GE Capital Treasury Services LLC
1.31%, 12/14/2017	6,000,000	6,000,210
Macquarie Bank Ltd.
1.34%, 9/25/2017	8,250,000	8,233,110

TOTAL COMMERCIAL PAPER (Cost $22,466,725)		22,466,935

Investments	Principal Amount ($)	Value ($)
CORPORATE BOND - 0.4%
Caisse Centrale Desjardins Du Quebec
1.32%, 9/12/2017(c)(d) (Cost $7,702,293)	7,700,000	7,702,293

FUNDING AGREEMENT - 0.2%
United of Omaha Life Insurance
1.30%, 8/30/2017 (Cost $4,000,000)	4,000,000	4,000,000

REPURCHASE AGREEMENTS - 1.7%
Citigroup Global Markets, Inc., 1.34%, dated 7/31/2017, due 8/1/2017, repurchase price $5,750,214, collateralized by various U.S. Treasury Securities, 3.75%, maturing 8/15/2041; total market value $5,865,031	5,750,000	5,750,000
Citigroup Global Markets, Inc., 1.04%, dated 7/31/2017, due 8/1/2017, repurchase price $3,679,953, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.63%, maturing 8/15/2019 - 10/15/2019; total market value $3,753,445	3,679,847	3,679,847
Deutsche Bank AG, London Branch, 1.55%, dated 7/31/2017, due 8/1/2017, repurchase price $12,625,544, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 2.00%, maturing 6/30/2018 - 4/30/2024; Common Stocks; total market value $13,995,913	12,625,000	12,625,000
ML Pierce Fenner & Smith, Inc., 1.71%, dated 7/31/2017, due 10/31/2017, repurchase price $8,034,960, collateralized by various Common Stocks; total market value $8,800,001	8,000,000	8,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $30,054,847)		30,054,847

TIME DEPOSIT - 0.3%
ABN Amro Bank NV
1.21%, 8/1/2017 (Cost $6,000,000)	6,000,000	6,000,000

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $154,214,666)		154,214,615

Total Investments — 108.0% (Cost $1,624,216,778)		1,880,251,674
Liabilities Less Other Assets — (8.0%)		(138,905,956)

Net assets — 100.0%		1,741,345,718

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2017 (Unaudited)

(a)

The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $169,076,967, collateralized in the form of cash with a value of $154,169,915 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,200,402 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from August 17, 2017 - February 15, 2047 and $16,654,401 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 6.00%, and maturity dates ranging from September 11, 2017 - January 22, 2060; a total value of $173,024,718.

(b)	The security was purchased with cash collateral held from securities on loan at July 31, 2017. The total value of securities purchased was $154,214,615.
(c)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(d)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$266,931,511
Aggregate gross unrealized depreciation	(10,946,253)

Net unrealized appreciation	$255,985,258

Federal income tax cost of investments	$1,624,266,416

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open futures contracts as of July 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Long Contracts
E-mini S&P 500® Index Futures Contracts	123	09/15/2017	$15,178,200	$85,698

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%
Aerospace & Defense - 4.7%
Boeing Co. (The)	38,760	9,397,750
Lockheed Martin Corp.	17,632	5,150,836

		14,548,586

Air Freight & Logistics - 1.9%
CH Robinson Worldwide, Inc.(a)	13,224	867,494
United Parcel Service, Inc., Class B	44,992	4,962,168

		5,829,662

Banks - 5.7%
Bank of America Corp.	68,552	1,653,474
Bank of Hawaii Corp.(a)	19,912	1,666,037
Citigroup, Inc.	22,192	1,519,043
JPMorgan Chase & Co.	30,248	2,776,766
People’s United Financial, Inc.	42,864	747,548
Wells Fargo & Co.	174,952	9,436,911

		17,799,779

Beverages - 0.6%
Coca-Cola Co. (The)	12,464	571,350
PepsiCo, Inc.	12,312	1,435,702

		2,007,052

Biotechnology - 0.1%
Amgen, Inc.	1,520	265,255

Capital Markets - 0.5%
T. Rowe Price Group, Inc.	17,936	1,483,666

Chemicals - 0.8%
LyondellBasell Industries NV, Class A	25,080	2,259,457
Scotts Miracle-Gro Co. (The)	3,648	350,172

		2,609,629

Commercial Services & Supplies - 0.4%
Rollins, Inc.(a)	26,600	1,154,706

Communications Equipment - 1.7%
Brocade Communications Systems, Inc.	24,472	309,081
Cisco Systems, Inc.	106,248	3,341,500
Motorola Solutions, Inc.	18,848	1,709,137

		5,359,718

Consumer Finance - 0.4%
Navient Corp.(a)	94,240	1,390,040

Containers & Packaging - 0.4%
Greif, Inc., Class B	21,280	1,274,672

Diversified Consumer Services - 0.8%
H&R Block, Inc.	78,280	2,387,540

Diversified Telecommunication Services - 3.5%
AT&T, Inc.	128,592	5,015,088
CenturyLink, Inc.(a)	41,192	958,538
Frontier Communications Corp.(a)	36,936	565,490

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Telecommunication Services - (continued)
Verizon Communications, Inc.	90,896	4,399,366

		10,938,482

Electric Utilities - 3.8%
ALLETE, Inc.	10,488	768,456
American Electric Power Co., Inc.	22,192	1,565,424
Avangrid, Inc.	6,992	317,577
Edison International	15,352	1,207,895
Entergy Corp.	17,024	1,306,081
Exelon Corp.	48,640	1,864,858
Hawaiian Electric Industries, Inc.	45,144	1,489,300
Portland General Electric Co.	20,520	917,039
PPL Corp.	45,752	1,753,674
Xcel Energy, Inc.	17,632	834,170

		12,024,474

Electrical Equipment - 0.6%
Emerson Electric Co.	31,008	1,848,387

Electronic Equipment, Instruments & Components - 2.0%
CDW Corp.	23,712	1,504,052
FLIR Systems, Inc.	11,248	419,775
Jabil, Inc.	77,672	2,368,996
National Instruments Corp.(a)	6,232	256,385
TE Connectivity Ltd.	20,216	1,625,164

		6,174,372

Energy Equipment & Services - 0.2%
Helmerich & Payne, Inc.(a)	12,464	630,928

Equity Real Estate Investment Trusts (REITs) - 6.7%
Apple Hospitality REIT, Inc.	2,432	44,895
CBL & Associates Properties, Inc.(a)	216,144	1,899,906
Colony NorthStar, Inc., Class A	10,032	146,868
CoreCivic, Inc.	34	942
Crown Castle International Corp.	5,624	565,662
DDR Corp.	55,480	565,341
Digital Realty Trust, Inc.	14,136	1,630,446
EPR Properties	8,816	638,102
GEO Group, Inc. (The)	6,384	187,370
HCP, Inc.	3,496	110,648
Hospitality Properties Trust	47,880	1,391,393
LaSalle Hotel Properties(a)	52,440	1,549,078
Lexington Realty Trust(a)	15,504	157,831
National Health Investors, Inc.(a)	12,312	951,102
Omega Healthcare Investors, Inc.	10,488	331,316
Retail Properties of America, Inc., Class A	51,832	685,737
RLJ Lodging Trust	34,200	723,672
Ryman Hospitality Properties, Inc.(a)	23,408	1,465,107
Select Income REIT	6,232	146,265
Senior Housing Properties Trust	28,424	552,847
Spirit Realty Capital, Inc.(a)	62,320	494,198
Tanger Factory Outlet Centers, Inc.(a)	22,648	598,587
Ventas, Inc.	20,824	1,402,496
VEREIT, Inc.	56,088	466,091
Washington Prime Group, Inc.(a)	62,472	563,497
Welltower, Inc.	31,008	2,275,677
WP Carey, Inc.(a)	18,848	1,291,277

		20,836,351

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food & Staples Retailing - 2.5%
Wal-Mart Stores, Inc.	96,520	7,720,635

Food Products - 0.7%
Conagra Brands, Inc.(a)	26,752	915,989
Hershey Co. (The)	12,768	1,344,598

		2,260,587

Gas Utilities - 0.4%
ONE Gas, Inc.	15,352	1,117,319

Health Care Providers & Services - 3.1%
Anthem, Inc.	16,568	3,085,127
Cardinal Health, Inc.	20,064	1,550,145
Owens & Minor, Inc.(a)	37,544	1,210,043
UnitedHealth Group, Inc.	20,672	3,965,096

		9,810,411

Hotels, Restaurants & Leisure - 4.6%
Brinker International, Inc.(a)	22,800	808,716
Cracker Barrel Old Country Store, Inc.	2,128	330,798
Darden Restaurants, Inc.(a)	24,624	2,065,461
Dunkin’ Brands Group, Inc.	27,360	1,450,901
McDonald’s Corp.	57,304	8,890,142
Papa John’s International, Inc.(a)	9,728	693,898

		14,239,916

Household Durables - 0.4%
Garmin Ltd.	7,752	389,073
Tupperware Brands Corp.	13,680	830,513

		1,219,586

Household Products - 3.1%
Clorox Co. (The)	8,664	1,156,557
Procter & Gamble Co. (The)	93,328	8,476,049

		9,632,606

Industrial Conglomerates - 1.0%
3M Co.	760	152,889
General Electric Co.	114,456	2,931,218

		3,084,107

Insurance - 4.6%
AmTrust Financial Services, Inc.(a)	129,352	2,069,632
Assurant, Inc.	4,712	496,032
Axis Capital Holdings Ltd.	23,560	1,521,505
Cincinnati Financial Corp.(a)	5,928	451,477
Erie Indemnity Co., Class A	13,680	1,743,653
Everest Re Group Ltd.	7,600	1,994,164
First American Financial Corp.(a)	24,320	1,177,331
FNF Group(a)	32,832	1,604,172
Old Republic International Corp.	20,976	411,549
ProAssurance Corp.	23,864	1,474,795
Validus Holdings Ltd.	27,512	1,479,870

		14,424,180

Internet & Direct Marketing Retail - 0.5%
HSN, Inc.	36,328	1,440,405

Internet Software & Services - 0.5%
j2 Global, Inc.(a)	19,608	1,659,425

IT Services - 4.6%
Accenture plc, Class A	6,840	881,129
Amdocs Ltd.	16,720	1,123,082
Automatic Data Processing, Inc.	11,704	1,391,723
Booz Allen Hamilton Holding Corp.	25,232	865,457

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
IT Services - (continued)
Convergys Corp.(a)	13,680	327,910
DXC Technology Co.	22,952	1,798,978
Fidelity National Information Services, Inc.	19,152	1,747,045
International Business Machines Corp.	17,176	2,484,852
Jack Henry & Associates, Inc.	15,048	1,614,951
Paychex, Inc.	15,504	896,906
Visa, Inc., Class A	3,344	332,929
Western Union Co. (The)(a)	53,504	1,056,704

		14,521,666

Machinery - 0.7%
Toro Co. (The)	29,032	2,063,885

Media - 0.4%
Meredith Corp.(a)	152	9,037
Regal Entertainment Group, Class A(a)	23,864	453,893
Walt Disney Co. (The)	8,056	885,596

		1,348,526

Mortgage Real Estate Investment Trusts (REITs) - 1.1%
AGNC Investment Corp.(a)	16,416	347,691
Chimera Investment Corp.	87,400	1,644,868
MFA Financial, Inc.	62,320	529,097
Two Harbors Investment Corp.	96,672	956,086

		3,477,742

Multiline Retail - 2.2%
Kohl’s Corp.(a)	36,784	1,521,018
Macy’s, Inc.(a)	66,120	1,570,350
Nordstrom, Inc.(a)	41,952	2,037,609
Target Corp.	28,880	1,636,630

		6,765,607

Multi-Utilities - 2.0%
Ameren Corp.(a)	23,560	1,321,716
CenterPoint Energy, Inc.	54,416	1,533,987
CMS Energy Corp.(a)	22,800	1,054,272
Consolidated Edison, Inc.	5,928	491,194
DTE Energy Co.	12,920	1,383,215
WEC Energy Group, Inc.(a)	5,928	373,286

		6,157,670

Oil, Gas & Consumable Fuels - 6.8%
Chevron Corp.	33,288	3,634,717
Exxon Mobil Corp.	110,048	8,808,242
HollyFrontier Corp.(a)	24,472	705,773
Occidental Petroleum Corp.	10,944	677,762
ONEOK, Inc.	57,304	3,241,687
PBF Energy, Inc., Class A(a)	81,168	1,848,195
Valero Energy Corp.	34,656	2,390,224

		21,306,600

Paper & Forest Products - 0.5%
Domtar Corp.(a)	42,408	1,656,456

Pharmaceuticals - 7.0%
Eli Lilly & Co.	19,760	1,633,362
Johnson & Johnson	26,752	3,550,525
Merck & Co., Inc.	145,008	9,263,111
Pfizer, Inc.	224,352	7,439,512

		21,886,510

Professional Services - 0.5%
Nielsen Holdings plc(a)	34,504	1,484,017

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Semiconductors & Semiconductor Equipment - 4.4%
KLA-Tencor Corp.	10,488	971,503
Maxim Integrated Products, Inc.	36,024	1,636,931
Microchip Technology, Inc.	16,872	1,350,435
NVIDIA Corp.	3,040	494,030
QUALCOMM, Inc.	39,064	2,077,814
Skyworks Solutions, Inc.	18,392	1,928,769
Texas Instruments, Inc.	64,144	5,220,039

		13,679,521

Software - 1.7%
Activision Blizzard, Inc.	35,720	2,206,782
CA, Inc.(a)	39,824	1,236,137
CDK Global, Inc.	3,344	219,968
Intuit, Inc.	1,672	229,415
Symantec Corp.	51,376	1,592,142

		5,484,444

Specialty Retail - 2.3%
American Eagle Outfitters, Inc.	131,176	1,553,124
Gap, Inc. (The)(a)	78,584	1,872,657
Home Depot, Inc. (The)	9,120	1,364,352
Staples, Inc.	149,112	1,513,487
Williams-Sonoma, Inc.	17,480	811,596

		7,115,216

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	58,976	8,771,501
HP, Inc.	120,232	2,296,431
Seagate Technology plc(a)	30,704	1,012,004
Xerox Corp.	53,808	1,650,291

		13,730,227

Textiles, Apparel & Luxury Goods - 1.0%
Coach, Inc.	17,176	809,677
VF Corp.(a)	39,368	2,448,296

		3,257,973

Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	42,560	558,813

Tobacco - 3.2%
Altria Group, Inc.	129,808	8,433,626
Philip Morris International, Inc.	13,072	1,525,633
Vector Group Ltd.	3,800	76,494

		10,035,753

Trading Companies & Distributors - 0.0%(b)
Watsco, Inc.(a)	152	22,917

TOTAL COMMON STOCKS (Cost $266,329,086)		309,726,019

	No. of Rights
RIGHTS - 0.0%(b)
Food & Staples Retailing - 0.0%(b)
Safeway, Inc. (Casa Ley subsidiary), CVR*(c)	8,450	8,576
Safeway, Inc. (PDC subsidiary), CVR*(c)	8,450	268

TOTAL RIGHTS (Cost $—)		8,844

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 9.5%
CERTIFICATES OF DEPOSIT - 4.9%
Bank of Nova Scotia, Houston
1.33%, 5/24/2018(e)	500,000	499,939
Bank of Tokyo UFJ Ltd., London
1.30%, 8/16/2017	2,000,000	1,998,919
BNP Paribas, New York
1.38%, 12/1/2017(e)	1,500,000	1,500,000
Credit Suisse, New York
1.35%, 8/16/2017(e)	1,000,000	1,000,000
HSBC USA, New York
1.59%, 8/1/2017(e)	1,000,000	1,000,000
KBC Bank NV, Brussels
1.25%, 8/11/2017	1,000,000	999,654
Landesbank Baden-Wurttemberg, London
1.33%, 8/9/2017	1,500,000	1,499,559
Mizuho Bank Ltd., New York
1.57%, 9/8/2017(e)	500,000	500,000
OCBC, New York
1.30%, 9/20/2017	2,000,000	2,000,000
Societe Generale, New York
1.31%, 8/31/2017	2,000,000	2,000,000
Sumitomo Mitsui Trust Bank Ltd., New York
1.56%, 9/5/2017(e)	500,000	500,000
The Chiba Bank Ltd., New York Branch
1.27%, 8/4/2017	1,600,000	1,600,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $15,098,132)		15,098,071

COMMERCIAL PAPER - 1.6%
DBS Bank Ltd.
1.30%, 9/25/2017	2,000,000	1,996,028
GE Capital Treasury Services LLC
1.31%, 12/14/2017	1,000,000	1,000,035
Macquarie Bank Ltd.
1.34%, 9/25/2017	2,000,000	1,995,906

TOTAL COMMERCIAL PAPER (Cost $4,991,934)		4,991,969

CORPORATE BOND - 0.4%
Caisse Centrale Desjardins Du Quebec
1.32%, 9/12/2017(e)(f) (Cost $1,300,387)	1,300,000	1,300,387

REPURCHASE AGREEMENTS - 2.3%
Citigroup Global Markets, Inc., 1.04%, dated 7/31/2017, due 8/1/2017, repurchase price $2,127,606, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.63%, maturing 8/15/2019 - 10/15/2019; total market value $2,170,096	2,127,544	2,127,544
Citigroup Global Markets, Inc., 1.34%, dated 7/31/2017, due 8/1/2017, repurchase price $825,031, collateralized by various U.S. Treasury Securities, 3.75%, maturing 8/15/2041; total market value $841,504	825,000	825,000

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - (continued)
REPURCHASE AGREEMENTS - (continued)
Deutsche Bank AG, London Branch, 1.55%, dated 7/31/2017, due 8/1/2017, repurchase price $3,500,151, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 2.00%, maturing 6/30/2018 - 4/30/2024; Common Stocks; total market value $3,880,055	3,500,000	3,500,000
ML Pierce Fenner & Smith, Inc., 1.71%, dated 7/31/2017, due 10/31/2017, repurchase price $1,004,370, collateralized by various Common Stocks; total market value $1,100,000	1,000,000	1,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $7,452,544)		7,452,544

TIME DEPOSIT - 0.3%
ABN Amro Bank NV
1.21%, 8/1/2017 (Cost $1,000,000)	1,000,000	1,000,000

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $29,842,997)		29,842,971

Total Investments — 108.7% (Cost $296,172,083)		339,577,834
Liabilities Less Other Assets — (8.7%)		(27,278,813)

Net assets — 100.0%		312,299,021

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $33,802,169, collateralized in the form of cash with a value of $29,832,654 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $106 of collateral in the form of U.S. Government Treasury Securities, interest rate 1.63%, and maturing July 31, 2019 and $4,924,290 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 6.00%, and maturity dates ranging from September 11, 2017 - January 22, 2060; a total value of $34,757,050.

(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2017 amounted to $8,844, which represents approximately 0.00% of net assets of the Fund.

(d)	The security was purchased with cash collateral held from securities on loan at July 31, 2017. The total value of securities purchased was $29,842,971.
(e)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.

(f)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

Abbreviations

CVR	Contingent Value Rights

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,674,391
Aggregate gross unrealized depreciation	(2,262,074)

Net unrealized appreciation	$43,412,317

Federal income tax cost of investments	$296,165,517

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2017 (Unaudited)

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open futures contracts as of July 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Long Contracts
E-mini S&P 500® Index Futures Contracts	20	09/15/2017	$2,468,000	$40,376

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.3%
Aerospace & Defense - 2.9%
Boeing Co. (The)	7,290	1,767,533

Air Freight & Logistics - 1.4%
United Parcel Service, Inc., Class B	7,860	866,879

Banks - 7.8%
Bank of America Corp.	11,640	280,757
Citigroup, Inc.	3,390	232,045
JPMorgan Chase & Co.	25,710	2,360,178
Wells Fargo & Co.	34,620	1,867,403

		4,740,383

Beverages - 0.4%
Coca-Cola Co. (The)	3,210	147,146
PepsiCo, Inc.	1,050	122,441

		269,587

Biotechnology - 1.1%
Amgen, Inc.	3,750	654,412

Capital Markets - 5.0%
Ameriprise Financial, Inc.	2,970	430,294
BlackRock, Inc.	510	217,530
Eaton Vance Corp.	7,080	347,557
Federated Investors, Inc., Class B	12,720	366,718
Franklin Resources, Inc.	6,150	275,397
Invesco Ltd.	3,630	126,215
Janus Henderson Group plc*	2,070	69,324
LPL Financial Holdings, Inc.	7,620	348,691
Morgan Stanley	12,420	582,498
T. Rowe Price Group, Inc.	3,750	310,200

		3,074,424

Chemicals - 2.4%
EI du Pont de Nemours & Co.	5,430	446,400
Huntsman Corp.	10,740	285,899
LyondellBasell Industries NV, Class A	4,050	364,865
Trinseo SA	4,920	345,876

		1,443,040

Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc.	5,460	85,940

Communications Equipment - 1.1%
Cisco Systems, Inc.	21,300	669,885

Consumer Finance - 0.4%
Navient Corp.	17,010	250,898

Containers & Packaging - 1.4%
Greif, Inc., Class A	6,210	348,319
Greif, Inc., Class B	3,600	215,640
International Paper Co.	2,250	123,705
Packaging Corp. of America	1,500	164,220

		851,884

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Diversified Consumer Services - 0.7%
H&R Block, Inc.	14,670	447,435

Diversified Telecommunication Services - 3.4%
AT&T, Inc.	21,570	841,230
CenturyLink, Inc.(a)	10,260	238,750
Frontier Communications Corp.(a)	18,564	284,215
Verizon Communications, Inc.	14,910	721,644

		2,085,839

Electric Utilities - 0.9%
Entergy Corp.	2,100	161,112
PPL Corp.	9,360	358,769

		519,881

Electrical Equipment - 1.6%
Eaton Corp. plc	6,120	478,890
Emerson Electric Co.	7,950	473,900

		952,790

Electronic Equipment, Instruments & Components - 1.0%
CDW Corp.	3,060	194,096
Corning, Inc.	7,770	226,418
TE Connectivity Ltd.	2,730	219,464

		639,978

Equity Real Estate Investment Trusts (REITs) - 6.7%
Apple Hospitality REIT, Inc.	450	8,307
Care Capital Properties, Inc.	2,580	62,488
CBL & Associates Properties, Inc.(a)	40,380	354,940
Colony NorthStar, Inc., Class A	4,050	59,292
CoreCivic, Inc.	11,100	307,470
DDR Corp.	8,610	87,736
EPR Properties	870	62,971
Gaming and Leisure Properties, Inc.	570	21,626
GEO Group, Inc. (The)	3,990	117,106
Hospitality Properties Trust	9,900	287,694
Host Hotels & Resorts, Inc.	17,730	330,842
Iron Mountain, Inc.	2,400	87,432
Lamar Advertising Co., Class A(a)	4,500	317,565
LaSalle Hotel Properties(a)	10,350	305,739
Liberty Property Trust	2,160	90,763
National Health Investors, Inc.	3,420	264,195
Omega Healthcare Investors, Inc.	2,160	68,234
RLJ Lodging Trust	15,270	323,113
Ryman Hospitality Properties, Inc.(a)	5,070	317,331
Select Income REIT	30	704
Senior Housing Properties Trust	3,270	63,602
Spirit Realty Capital, Inc.	10,440	82,789
Sunstone Hotel Investors, Inc.	8,910	145,055
VEREIT, Inc.	10,680	88,751
Washington Prime Group, Inc.(a)	9,780	88,216
Weyerhaeuser Co.	150	4,953
WP Carey, Inc.(a)	2,250	154,147

		4,103,061

Food & Staples Retailing - 0.0%(b)
Wal-Mart Stores, Inc.	240	19,198

Health Care Equipment & Supplies - 0.2%
Becton Dickinson and Co.	570	114,798

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	4,980	384,755
Owens & Minor, Inc.(a)	6,930	223,354
Patterson Cos., Inc.	7,650	319,158
UnitedHealth Group, Inc.	720	138,103

		1,065,370

Hotels, Restaurants & Leisure - 1.1%
McDonald’s Corp.	4,440	688,822

Household Durables - 0.8%
Garmin Ltd.	1,710	85,825
Tupperware Brands Corp.	4,440	269,552
Whirlpool Corp.	630	112,065

		467,442

Household Products - 1.3%
Procter & Gamble Co. (The)	8,760	795,583

Independent Power and Renewable Electricity Producers - 0.2%
AES Corp.	12,780	142,880

Industrial Conglomerates - 4.6%
3M Co.	5,070	1,019,932
General Electric Co.	70,890	1,815,493

		2,835,425

Insurance - 3.8%
Aflac, Inc.	5,430	433,042
AmTrust Financial Services, Inc.(a)	2,910	46,560
Assured Guaranty Ltd.	8,850	398,338
Lincoln National Corp.	4,380	320,003
Old Republic International Corp.	5,280	103,594
Principal Financial Group, Inc.	6,000	400,500
Prudential Financial, Inc.	5,250	594,458

		2,296,495

Internet & Direct Marketing Retail - 0.4%
HSN, Inc.	6,360	252,174

Internet Software & Services - 0.6%
j2 Global, Inc.	4,050	342,752

IT Services - 4.4%
Accenture plc, Class A	7,800	1,004,796
CSRA, Inc.	10,380	338,492
DXC Technology Co.	450	35,271
International Business Machines Corp.	3,690	533,832
Paychex, Inc.	1,590	91,981
Science Applications International Corp.	3,210	226,016
Visa, Inc., Class A	1,110	110,512
Western Union Co. (The)(a)	17,040	336,540

		2,677,440

Machinery - 0.4%
Cummins, Inc.	1,290	216,591

Media - 1.2%
Sinclair Broadcast Group, Inc., Class A(a)	9,750	351,487
TEGNA, Inc.	9,660	143,258
Walt Disney Co. (The)	1,890	207,768

		702,513

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Metals & Mining - 0.4%
Nucor Corp.	3,030	174,740
United States Steel Corp.(a)	2,010	47,215

		221,955

Mortgage Real Estate Investment Trusts (REITs) - 1.1%
AGNC Investment Corp.	3,540	74,977
Annaly Capital Management, Inc.	5,880	70,736
Chimera Investment Corp.	17,040	320,693
MFA Financial, Inc.	11,220	95,258
Two Harbors Investment Corp.	8,280	81,889

		643,553

Multiline Retail - 1.5%
Kohl’s Corp.(a)	6,450	266,707
Macy’s, Inc.	14,400	342,000
Target Corp.	5,610	317,919

		926,626

Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	9,150	257,939

Oil, Gas & Consumable Fuels - 7.9%
Chevron Corp.	6,720	733,757
Exxon Mobil Corp.	19,470	1,558,379
HollyFrontier Corp.	1,680	48,451
Murphy Oil Corp.(a)	7,320	194,566
Occidental Petroleum Corp.	2,790	172,785
ONEOK, Inc.	11,400	644,898
PBF Energy, Inc., Class A(a)	14,820	337,451
Phillips 66	6,750	565,312
Tesoro Corp.	960	95,549
Valero Energy Corp.	5,100	351,747
Williams Cos., Inc. (The)	4,380	139,196

		4,842,091

Paper & Forest Products - 0.5%
Domtar Corp.(a)	7,260	283,576

Personal Products - 0.6%
Nu Skin Enterprises, Inc., Class A(a)	5,430	344,045

Pharmaceuticals - 7.1%
Johnson & Johnson	4,950	656,964
Merck & Co., Inc.	27,720	1,770,753
Pfizer, Inc.	57,480	1,906,037

		4,333,754

Professional Services - 0.6%
ManpowerGroup, Inc.	3,690	395,383

Semiconductors & Semiconductor Equipment - 4.5%
Applied Materials, Inc.	12,960	574,258
KLA-Tencor Corp.	3,930	364,036
Lam Research Corp.	600	95,676
Maxim Integrated Products, Inc.	6,930	314,899
QUALCOMM, Inc.	6,570	349,458
Texas Instruments, Inc.	12,630	1,027,829

		2,726,156

Software - 2.0%
Activision Blizzard, Inc.	210	12,974
CA, Inc.	4,860	150,854
Fair Isaac Corp.	2,220	316,461
Intuit, Inc.	2,790	382,816
Symantec Corp.	11,340	351,427

		1,214,532

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Specialty Retail - 5.0%
American Eagle Outfitters, Inc.	20,880	247,219
Best Buy Co., Inc.	6,930	404,296
Gap, Inc. (The)(a)	9,900	235,917
Home Depot, Inc. (The)	11,970	1,790,712
Staples, Inc.	37,860	384,279

		3,062,423

Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc.	11,880	1,766,912
Hewlett Packard Enterprise Co.	19,500	341,445
HP, Inc.	23,520	449,232
NetApp, Inc.	8,040	349,097
Seagate Technology plc(a)	3,750	123,600
Xerox Corp.	8,356	256,279

		3,286,565

Tobacco - 3.3%
Altria Group, Inc.	17,700	1,149,969
Philip Morris International, Inc.	6,960	812,302
Vector Group Ltd.	1,680	33,818

		1,996,089

TOTAL COMMON STOCKS (Cost $52,773,834)		60,576,019

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(c) - 5.3%
CERTIFICATES OF DEPOSIT - 0.8%
Landesbank Baden-Wurttemberg, London
1.33%, 8/9/2017	200,000	199,941
Societe Generale, New York
1.31%, 8/31/2017	300,000	300,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $499,941)		499,941

COMMERCIAL PAPER - 0.4%
Macquarie Bank Ltd.
1.34%, 9/25/2017 (Cost $249,488)	250,000	249,488

REPURCHASE AGREEMENTS - 4.1%
Citigroup Global Markets, Inc., 1.34%, dated 7/31/2017, due 8/1/2017, repurchase price $125,005, collateralized by various U.S. Treasury Securities, 3.75%, maturing 8/15/2041; total market value $127,501	125,000	125,000
Citigroup Global Markets, Inc., 1.04%, dated 7/31/2017, due 8/1/2017, repurchase price $1,756,162, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.63%, maturing 8/15/2019 - 10/15/2019; total market value $1,791,234	1,756,111	1,756,111

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - (continued)
REPURCHASE AGREEMENTS - (continued)
Deutsche Bank AG, London Branch, 1.55%, dated 7/31/2017, due 8/1/2017, repurchase price $625,027, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 2.00%, maturing 6/30/2018 - 4/30/2024; Common Stocks; total market value $692,867	625,000	625,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,506,111)		2,506,111

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $3,255,540)		3,255,540

Total Investments — 104.6% (Cost $56,029,374)		63,831,559
Liabilities Less Other Assets — (4.6%)		(2,780,858)

Net assets — 100.0%		61,050,701

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $3,828,089, collateralized in the form of cash with a value of $3,255,022 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $686,203 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 6.00%, and maturity dates ranging from November 22, 2017 - January 22, 2060; a total value of $3,941,225.

(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2017. The total value of securities purchased was $3,255,540.

Percentages shown are based on Net Assets.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,864,970
Aggregate gross unrealized depreciation	(1,045,547)

Net unrealized appreciation	$7,819,423

Federal income tax cost of investments	$56,012,136

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2017 (Unaudited)

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open futures contracts as of July 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Long Contracts
E-mini S&P 500® Index Futures Contracts	3	09/15/2017	$370,200	$5,981

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%
Air Freight & Logistics - 1.2%
bpost SA	257,730	7,032,925
Deutsche Post AG (Registered)	76,230	2,947,905

		9,980,830

Auto Components - 0.8%
Bridgestone Corp.	165,000	6,954,206

Automobiles - 1.7%
Subaru Corp.	182,500	6,596,724
Toyota Motor Corp.	142,500	8,039,685

		14,636,409

Banks - 13.4%
Agricultural Bank of China Ltd., Class H	1,650,000	771,112
Aozora Bank Ltd.	1,650,000	6,331,508
Australia & New Zealand Banking Group Ltd.	303,270	7,173,885
Banco Bilbao Vizcaya Argentaria SA	710,820	6,411,972
Bank of China Ltd., Class H	8,250,000	4,066,823
Barclays Africa Group Ltd.(a)	593,010	6,499,232
BOC Hong Kong Holdings Ltd.	1,320,000	6,498,467
Canadian Imperial Bank of Commerce	88,110	7,624,856
Commonwealth Bank of Australia	190,080	12,706,058
Grupo Financiero Santander Mexico SAB de CV, Class B	3,564,000	7,300,059
HSBC Holdings plc	985,050	9,830,710
Intesa Sanpaolo SpA	1,419,660	4,874,045
Intesa Sanpaolo SpA (Retirement Savings Plan)	672,870	2,141,947
Natixis SA	305,250	2,210,803
Nordea Bank AB	530,310	6,680,462
Royal Bank of Canada(a)	28,380	2,110,770
Societe Generale SA	80,850	4,727,979
Swedbank AB, Class A	293,370	7,645,199
Toronto-Dominion Bank (The)	2,310	118,719
Westpac Banking Corp.(a)	348,480	8,852,610

		114,577,216

Capital Markets - 4.6%
Aberdeen Asset Management plc	471,240	2,046,428
Banca Generali SpA	21,120	747,014
CI Financial Corp.(a)	240,240	5,217,639
Coronation Fund Managers Ltd.(a)	1,194,270	6,184,180
IG Group Holdings plc	868,560	7,288,345
IGM Financial, Inc.	185,790	6,233,856
Macquarie Group Ltd.	103,950	7,122,901
UBS Group AG (Registered)*	263,340	4,590,744

		39,431,107

Chemicals - 2.9%
BASF SE	99,330	9,437,901
Kuraray Co. Ltd.	99,000	1,926,332
Mitsui Chemicals, Inc.	1,320,000	7,526,132
Synthos SA	4,698,772	5,779,179

		24,669,544

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Commercial Services & Supplies - 0.8%
Edenred	248,294	6,498,798

Diversified Financial Services - 1.0%
Banca Mediolanum SpA	400,620	3,490,526
Rural Electrification Corp. Ltd.	1,895,190	5,171,419

		8,661,945

Diversified Telecommunication Services - 4.4%
Bezeq The Israeli Telecommunication Corp. Ltd.	3,687,946	5,475,096
Inmarsat plc	598,950	6,123,548
O2 Czech Republic A/S	450,780	5,738,953
Spark New Zealand Ltd.	2,431,110	6,835,217
Telefonica Deutschland Holding AG	380,820	1,960,725
Telenor ASA	419,100	8,343,386
Telia Co. AB	446,490	2,094,720
Telstra Corp. Ltd.	347,160	1,136,336

		37,707,981

Electric Utilities - 2.4%
Centrais Eletricas Brasileiras SA (Preference), Class B*	693,000	3,727,786
CEZ A/S(a)	96,690	1,748,729
EDP - Energias de Portugal SA	624,690	2,209,529
Endesa SA	280,830	6,625,282
Fortum OYJ(a)	138,270	2,252,941
Korea Electric Power Corp.	54,120	2,154,547
SSE plc	118,800	2,159,790

		20,878,604

Electrical Equipment - 0.4%
Mitsubishi Electric Corp.	231,000	3,575,958

Electronic Equipment, Instruments & Components - 1.3%
AU Optronics Corp.	4,620,000	1,866,636
Omron Corp.	146,300	7,295,470
WPG Holdings Ltd.	1,320,000	1,849,150

		11,011,256

Energy Equipment & Services - 0.5%
Petrofac Ltd.(a)	714,780	4,212,216

Equity Real Estate Investment Trusts (REITs) - 3.1%
Fonciere Des Regions	21,450	2,064,386
Growthpoint Properties Ltd.(a)	938,190	1,762,073
H&R REIT	376,530	6,353,031
ICADE	22,770	1,948,202
Japan Retail Fund Investment Corp.	330	628,969
Link REIT	330,000	2,683,047
RioCan REIT	207,570	3,998,530
Smart REIT	50,490	1,266,136
Unibail-Rodamco SE	24,420	6,085,016

		26,789,390

Food & Staples Retailing - 0.8%
Casino Guichard Perrachon SA(a)	105,930	6,436,906
J Sainsbury plc	166,980	538,898

		6,975,804

Food Products - 1.8%
Marine Harvest ASA*	355,080	6,583,545
Nestle SA (Registered)	82,500	6,985,801

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Food Products - (continued)
Orkla ASA	220,770	2,263,190

		15,832,536

Gas Utilities - 0.9%
Cia de Gas de Sao Paulo - COMGAS (Preference), Class A	371,808	5,591,992
Gas Natural SDG SA	95,370	2,225,212

		7,817,204

Health Care Equipment & Supplies - 0.9%
Hoya Corp.	142,000	8,001,195

Hotels, Restaurants & Leisure - 1.8%
Crown Resorts Ltd.	665,940	6,762,628
OPAP SA	157,410	1,803,900
Sands China Ltd.(a)	1,452,000	6,739,307

		15,305,835

Household Durables - 1.1%
Berkeley Group Holdings plc	39,270	1,809,935
Casio Computer Co. Ltd.	264,000	4,319,761
Panasonic Corp.	198,000	2,725,535
Sekisui House Ltd.(a)	33,000	570,881

		9,426,112

Independent Power and Renewable Electricity Producers - 0.8%
NHPC Ltd.	3,168,330	1,498,939
Unipro PJSC	136,249,376	5,546,340

		7,045,279

Industrial Conglomerates - 0.1%
Siemens AG (Registered)	3,960	535,749

Insurance - 6.8%
Aegon NV	447,515	2,500,392
Allianz SE (Registered)	48,180	10,224,760
BB Seguridade Participacoes SA	660,000	5,788,992
Direct Line Insurance Group plc	393,030	1,940,994
Euler Hermes Group	18,150	2,161,284
Gjensidige Forsikring ASA	262,350	4,522,245
Legal & General Group plc	729,300	2,580,592
MMI Holdings Ltd.	744,480	1,165,212
Poste Italiane SpA(a)(b)	900,900	6,606,642
Power Corp. of Canada	61,710	1,496,179
Power Financial Corp.	63,030	1,702,574
Powszechny Zaklad Ubezpieczen SA	192,060	2,356,359
Sompo Holdings, Inc.	66,000	2,587,556
Standard Life plc	453,750	2,610,550
Tokio Marine Holdings, Inc.	15,500	651,591
Zurich Insurance Group AG	31,680	9,679,498

		58,575,420

Internet Software & Services - 0.6%
Tencent Holdings Ltd.	119,800	4,807,247

Leisure Products - 0.2%
Sankyo Co. Ltd.	43,700	1,431,685

Machinery - 2.6%
FANUC Corp.	38,000	7,760,261
Hino Motors Ltd.	495,000	5,828,273
IMI plc	39,600	628,046
Kawasaki Heavy Industries Ltd.	441,000	1,404,878
Komatsu Ltd.	99,000	2,656,097
Kone OYJ, Class B	45,210	2,345,847
Metso OYJ(a)	60,060	1,903,393

		22,526,795

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Marine - 1.2%
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	7,920,000	4,461,886
Kuehne + Nagel International AG (Registered)	33,990	5,932,441

		10,394,327

Media - 2.5%
Eutelsat Communications SA	263,670	7,115,744
ITV plc	2,572,680	5,867,628
Multiplus SA	495,000	6,179,184
ProSiebenSat.1 Media SE	48,510	1,935,993

		21,098,549

Metals & Mining - 4.8%
Alrosa PJSC	3,977,160	5,529,962
Eregli Demir ve Celik Fabrikalari TAS	3,587,760	7,982,643
Fortescue Metals Group Ltd.	1,337,160	6,127,574
MMC Norilsk Nickel PJSC	43,890	6,514,786
Novolipetsk Steel PJSC	1,808,070	3,756,716
Rio Tinto plc	100,980	4,686,070
Severstal PJSC	483,780	6,704,106

		41,301,857

Multiline Retail - 0.2%
Marks & Spencer Group plc	428,010	1,818,068

Multi-Utilities - 0.9%
Engie SA	468,930	7,521,776

Oil, Gas & Consumable Fuels - 6.7%
AltaGas Ltd.	82,500	1,914,478
BP plc	2,113,650	12,422,352
Coal India Ltd.	1,112,760	4,320,859
Enagas SA	221,100	6,226,268
Inter Pipeline Ltd.	331,980	6,535,802
LUKOIL PJSC	17,490	813,286
Peyto Exploration & Development Corp.(a)	125,070	2,216,266
Repsol SA	143,817	2,400,973
Snam SpA	1,425,270	6,714,852
S-Oil Corp. (Preference)	22,794	1,873,954
Tatneft PJSC (Preference)	344,218	1,513,360
TOTAL SA	151,859	7,691,634
Tupras Turkiye Petrol Rafinerileri A/S	73,920	2,274,042

		56,918,126

Paper & Forest Products - 0.3%
UPM-Kymmene OYJ	85,140	2,309,745

Personal Products - 1.8%
Unilever NV, CVA	258,720	15,038,022

Pharmaceuticals - 5.3%
AstraZeneca plc	137,610	8,288,995
Bayer AG (Registered)	3,630	458,577
GlaxoSmithKline plc	537,900	10,739,932
Novartis AG (Registered)	65,010	5,551,976
Orion OYJ, Class B	97,020	4,887,739
Roche Holding AG	35,310	8,962,449
Sanofi	32,010	3,046,356
Takeda Pharmaceutical Co. Ltd.	57,000	3,008,498

		44,944,522

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Professional Services - 0.5%
Adecco Group AG (Registered)*	30,030	2,296,952
Capita plc	263,010	2,283,278

		4,580,230

Real Estate Management & Development - 1.4%
Daito Trust Construction Co. Ltd.	39,000	6,579,121
KWG Property Holding Ltd.	2,310,000	1,715,460
Land & Houses PCL, NVDR	6,204,000	1,864,379
SP Setia Bhd. Group	2,280,560	1,763,086

		11,922,046

Road & Rail - 0.4%
Aurizon Holdings Ltd.	478,500	1,917,693
BTS Group Holdings PCL, NVDR	7,095,000	1,833,636

		3,751,329

Semiconductors & Semiconductor Equipment - 1.7%
Novatek Microelectronics Corp.	1,620,000	6,169,794
Siliconware Precision Industries Co. Ltd.*	990,000	1,631,121
Taiwan Semiconductor Manufacturing Co. Ltd.	426,222	3,027,756
Tokyo Electron Ltd.	12,000	1,691,479
Vanguard International Semiconductor Corp.	990,000	1,855,707

		14,375,857

Software - 0.1%
Oracle Corp. Japan	6,500	435,902
SAP SE	1,650	174,459

		610,361

Specialty Retail - 0.2%
USS Co. Ltd.	99,000	1,995,321

Technology Hardware, Storage & Peripherals - 3.6%
Asustek Computer, Inc.	182,000	1,693,696
Compal Electronics, Inc.	2,640,000	1,752,977
Inventec Corp.	2,310,000	1,847,510
Konica Minolta, Inc.	66,000	545,943
Lite-On Technology Corp.	3,630,000	5,872,580
Pegatron Corp.	2,063,064	6,736,703
Quanta Computer, Inc.	2,970,000	7,042,506
Samsung Electronics Co. Ltd.	2,310	4,974,845

		30,466,760

Textiles, Apparel & Luxury Goods - 1.4%
HUGO BOSS AG(a)	80,520	6,050,085
Li & Fung Ltd.(a)	15,180,000	5,558,767

		11,608,852

Tobacco - 4.4%
British American Tobacco plc	484,110	30,082,801
Japan Tobacco, Inc.	209,300	7,262,376

		37,345,177

Trading Companies & Distributors - 1.1%
ITOCHU Corp.	165,000	2,584,122
Sumitomo Corp.	495,000	6,681,682

		9,265,804

Transportation Infrastructure - 2.0%
Atlantia SpA	69,960	2,118,984
Hopewell Highway Infrastructure Ltd.	1,155,000	709,846
Hutchison Port Holdings Trust, Class U(a)	3,861,000	1,833,975
Jiangsu Expressway Co. Ltd., Class H	660,000	958,291
Shenzhen Expressway Co. Ltd., Class H	1,320,000	1,179,696

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Transportation Infrastructure - (continued)
Sydney Airport	329,010	1,767,736
TAV Havalimanlari Holding A/S	1,371,150	8,296,204

		16,864,732

Wireless Telecommunication Services - 1.8%
Intouch Holdings PCL, NVDR	3,894,000	6,991,916
MTN Group Ltd.(a)	229,350	2,059,739
StarHub Ltd.(a)	3,003,000	6,040,517

		15,092,172

TOTAL COMMON STOCKS (Cost $774,071,291)		847,089,954

	Principal Amount ($)
SECURITIES LENDING REINVESTMENTS(c) - 0.8%
CERTIFICATES OF DEPOSIT - 0.5%
Bank of Nova Scotia, Houston
1.33%, 5/24/2018(d)	500,000	499,939
Bank of Tokyo UFJ Ltd., London
1.30%, 8/16/2017	900,000	899,514
BNP Paribas, New York
1.38%, 12/1/2017(d)	500,000	500,000
KBC Bank NV, Brussels
1.25%, 8/11/2017	1,000,000	999,654
Landesbank Baden-Wurttemberg, London
1.33%, 8/9/2017	50,000	49,985
OCBC, New York
1.30%, 9/20/2017	800,000	800,000
Societe Generale, New York
1.31%, 8/31/2017	900,000	900,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $4,649,153)		4,649,092

COMMERCIAL PAPER - 0.3%
DBS Bank Ltd.
1.30%, 9/25/2017	750,000	748,510
GE Capital Treasury Services LLC
1.31%, 12/14/2017	500,000	500,018
Macquarie Bank Ltd.
1.34%, 9/25/2017	500,000	498,976

TOTAL COMMERCIAL PAPER (Cost $1,747,486)		1,747,504

CORPORATE BOND - 0.0%(e)
Caisse Centrale Desjardins Du Quebec
1.32%, 9/12/2017(b)(d) (Cost $400,119)	400,000	400,119

REPURCHASE AGREEMENT - 0.0%(e)
Citigroup Global Markets, Inc., 1.04%, dated 7/31/2017, due 8/1/2017, repurchase price $149,298, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.63%, maturing 8/15/2019 - 10/15/2019; total market value $152,280 (Cost $149,294)	149,294	149,294

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - (continued)
TIME DEPOSIT - 0.0%(e)
ABN Amro Bank NV
1.21%, 8/1/2017 (Cost $250,000)	250,000	250,000

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $7,196,052)		7,196,009

Total Investments — 100.0% (Cost $781,267,343)		854,285,963
Other Assets Less Liabilities — 0.0%(e)		44,353

Net assets — 100.0%		854,330,316

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $36,668,878, collateralized in the form of cash with a value of $7,190,827 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $6,689,631 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.00%, and maturity dates ranging from August 17, 2017 - February 15, 2045 and $25,322,507 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 8.50%, and maturity dates ranging from September 15, 2017 - July 22, 2068; a total value of $39,202,965.

(b)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2017. The total value of securities purchased was $7,196,009.
(d)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(e)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,563,242
Aggregate gross unrealized depreciation	(13,133,046)

Net unrealized appreciation	$71,430,196

Federal income tax cost of investments	$782,855,767

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2017 (Unaudited)

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open futures contracts as of July 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index Futures Contracts	54	09/15/2017	$2,194,567	$(38,597)
FTSE 100® Index Futures Contracts	17	09/15/2017	1,638,313	(12,749)
Hang Seng Index Futures Contract	1	08/30/2017	174,312	2,704
Mini MSCI Emerging Markets Index Futures Contracts	27	09/15/2017	1,437,075	75,604
S&P Toronto Stock Exchange 60® Index Futures Contracts	3	09/14/2017	426,724	516
SPI 200® Index Futures Contracts	6	09/21/2017	677,919	(1,193)
Tokyo Price Index Futures Contracts	7	09/07/2017	1,025,974	10,443

				$36,728

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2017 (Unaudited)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of July 31, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	599,185	Toronto-Dominion Bank (The)	USD	475,000	09/20/2017	$3,054
CAD	225,384	Bank of Montreal	USD	170,539	09/20/2017	9,817
CHF	7,593	Citibank NA	USD	7,846	09/20/2017	49
EUR	2,415,875	Citibank NA	USD	2,712,756	09/20/2017	143,331
GBP	1,232,968	Citibank NA	USD	1,578,891	09/20/2017	49,379
HKD	806,361	Morgan Stanley	USD	103,595	09/20/2017	(205)
INR	19,420,590	Toronto-Dominion Bank (The)	USD	300,000	09/20/2017	758
JPY	115,062,398	Bank of New York	USD	1,038,196	09/20/2017	5,537
JPY	36,021,895	Toronto-Dominion Bank (The)	USD	325,000	09/20/2017	1,755
RUB	39,298,313	Goldman Sachs & Co.	USD	669,285	09/20/2017	(22,848)
SEK	337,877	Morgan Stanley	USD	38,969	09/20/2017	2,921
TWD	26,325,880	BNP Paribas SA	USD	867,953	09/20/2017	5,823
USD	250,000	Toronto-Dominion Bank (The)	AUD	328,432	09/20/2017	(12,036)
USD	2,100,000	Toronto-Dominion Bank (The)	EUR	1,866,227	09/20/2017	(106,284)
USD	1,290,000	Toronto-Dominion Bank (The)	GBP	1,004,787	09/20/2017	(36,931)
USD	225,289	JPMorgan Chase Bank	INR	14,707,751	09/20/2017	(2,484)
USD	130,000	Toronto-Dominion Bank (The)	INR	8,459,100	09/20/2017	(1,002)
USD	1,100,000	Toronto-Dominion Bank (The)	JPY	121,243,320	09/20/2017	200
USD	640,000	Goldman Sachs & Co.	RUB	38,915,234	09/20/2017	(136)
USD	500,000	Goldman Sachs & Co.	RUB	29,441,570	09/20/2017	15,701
USD	1,140,000	Goldman Sachs & Co.	TWD	34,506,708	09/20/2017	(5,304)

						$51,095

Abbreviations:

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

RUB — Russian Ruble

SEK — Swedish Krona

TWD — Taiwan Dollar

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2017 (Unaudited)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2017:

Australia	6.3%
Belgium	0.8
Brazil	2.5
Canada	5.5
China	2.2
Czech Republic	0.9
Finland	1.6
France	6.7
Germany	3.9
Greece	0.2
Hong Kong	2.5
India	1.3
Israel	0.6
Italy	3.1
Japan	13.8
Malaysia	0.2
Mexico	0.9
Netherlands	2.1
New Zealand	0.8
Norway	2.5
Poland	1.0
Portugal	0.3
Russia	3.6
Singapore	0.9
South Africa	2.1
South Korea	1.1
Spain	2.8
Sweden	1.9
Switzerland	5.1
Taiwan	4.8
Thailand	1.2
Turkey	2.2
United Kingdom	13.8
Other[1]	0.8

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%
Air Freight & Logistics - 1.1%
bpost SA	26,820	731,863
Deutsche Post AG (Registered)	6,192	239,452

		971,315

Airlines - 0.7%
Japan Airlines Co. Ltd.	20,300	655,508

Auto Components - 0.4%
Bridgestone Corp.	4,900	206,519
Nokian Renkaat OYJ	3,024	122,931

		329,450

Automobiles - 2.5%
Nissan Motor Co. Ltd.	28,800	285,667
Subaru Corp.	19,500	704,856
Toyota Motor Corp.	21,600	1,218,647

		2,209,170

Banks - 14.8%
Agricultural Bank of China Ltd., Class H	504,000	235,540
Aozora Bank Ltd.	180,000	690,710
Australia & New Zealand Banking Group Ltd.	31,428	743,433
Banco Bilbao Vizcaya Argentaria SA	36,115	325,776
Banco de Bogota SA	2,844	64,403
Bank Pekao SA	5,184	183,525
Banque Cantonale Vaudoise (Registered)(a)	252	182,696
Canadian Imperial Bank of Commerce	9,288	803,764
China Everbright Bank Co. Ltd., Class H	108,000	52,409
Commonwealth Bank of Australia	20,340	1,359,644
Grupo Financiero Santander Mexico SAB de CV, Class B	367,200	752,127
HSBC Holdings plc	185,004	1,846,323
Industrial & Commercial Bank of China Ltd., Class H	216,000	151,280
Intesa Sanpaolo SpA	152,892	524,916
Intesa Sanpaolo SpA (Retirement Savings Plan)	51,372	163,533
Mizuho Financial Group, Inc.	262,800	467,115
National Bank of Canada	5,148	231,146
Natixis SA	29,880	216,409
Nordea Bank AB	67,608	851,677
Royal Bank of Canada	17,244	1,282,527
Skandinaviska Enskilda Banken AB, Class C	22,932	287,180
Swedbank AB, Class A	30,636	798,372
Toronto-Dominion Bank (The)	720	37,003
Westpac Banking Corp.(a)	36,144	918,184

		13,169,692

Capital Markets - 3.2%
Banca Generali SpA	6,876	243,204
China Huarong Asset Management Co. Ltd., Class H(b)	972,000	398,251

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Capital Markets - (continued)
CI Financial Corp.(a)	11,340	246,287
Coronation Fund Managers Ltd.(a)	118,476	613,493
Deutsche Boerse AG	2,268	236,406
IG Group Holdings plc	89,532	751,290
IGM Financial, Inc.	5,544	186,019
Orient Securities Co. Ltd., Class H(b)	187,200	195,346

		2,870,296

Chemicals - 1.2%
BASF SE	432	41,047
Covestro AG(b)	3,024	233,955
Evonik Industries AG	5,364	182,136
Synthos SA	452,628	556,702
Yara International ASA	2,124	84,219

		1,098,059

Commercial Services & Supplies - 0.5%
Edenred	18,531	485,027

Construction & Engineering - 0.2%
Obayashi Corp.	3,600	43,267
Vinci SA	1,836	163,950

		207,217

Construction Materials - 0.2%
Fletcher Building Ltd.	23,940	143,413

Diversified Financial Services - 0.6%
Rural Electrification Corp. Ltd.	188,748	515,038

Diversified Telecommunication Services - 5.4%
Bezeq The Israeli Telecommunication Corp. Ltd.	379,764	563,795
BT Group plc	18,720	77,370
HKT Trust & HKT Ltd.	108,000	141,600
Inmarsat plc	62,964	643,732
Maroc Telecom	12,888	186,077
O2 Czech Republic A/S	56,592	720,482
Proximus SADP	5,364	187,796
Spark New Zealand Ltd.	253,908	713,878
Telenor ASA	41,760	831,352
Telia Co. AB	48,528	227,671
Telstra Corp. Ltd.	146,772	480,419

		4,774,172

Electric Utilities - 3.5%
Centrais Eletricas Brasileiras SA (Preference), Class B*	104,400	561,589
CEZ A/S	9,828	177,749
EDP - Energias de Portugal SA	63,144	223,340
Endesa SA	29,016	684,539
Federal Grid Co. Unified Energy System PJSC	156,881,520	435,483
Fortum OYJ(a)	13,320	217,033
HK Electric Investments & HK Electric Investments Ltd.(a)(b)	180,000	170,778
Korea Electric Power Corp.	17,028	677,894

		3,148,405

Electronic Equipment, Instruments & Components - 0.4%
AU Optronics Corp.	468,000	189,088

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
Murata Manufacturing Co. Ltd.	800	124,385

		313,473

Energy Equipment & Services - 0.4%
Petrofac Ltd.(a)	61,704	363,623

Equity Real Estate Investment Trusts (REITs) - 2.2%
Gecina SA	1,048	157,662
GPT Group (The)	50,148	191,771
Growthpoint Properties Ltd.	99,000	185,938
H&R REIT	40,428	682,125
Japan Retail Fund Investment Corp.	21	40,025
Link REIT	22,000	178,870
RioCan REIT	11,268	217,061
Smart REIT	6,120	153,471
Stockland	49,572	166,218

		1,973,141

Food & Staples Retailing - 0.5%
Casino Guichard Perrachon SA	1,584	96,253
Lawson, Inc.	5,500	373,818

		470,071

Food Products - 3.2%
Marine Harvest ASA*	37,188	689,503
Nestle SA (Registered)	20,952	1,774,140
Orkla ASA	21,672	222,167
Tate & Lyle plc	18,612	164,890

		2,850,700

Gas Utilities - 0.7%
Cia de Gas de Sao Paulo - COMGAS (Preference), Class A	40,240	605,210

Hotels, Restaurants & Leisure - 1.8%
Crown Resorts Ltd.	70,164	712,516
OPAP SA	16,668	191,013
Sands China Ltd.	155,200	720,345

		1,623,874

Household Durables - 0.2%
Berkeley Group Holdings plc	3,960	182,514

Independent Power and Renewable Electricity Producers - 0.2%
NHPC Ltd.	375,336	177,572

Industrial Conglomerates - 1.8%
Bidvest Group Ltd. (The)(a)	40,968	520,695
HAP Seng Consolidated Bhd.	82,800	175,985
Siemens AG (Registered)	6,696	905,904

		1,602,584

Insurance - 7.0%
Admiral Group plc	7,740	211,019
Allianz SE (Registered)	108	22,920
Assicurazioni Generali SpA	16,164	292,149
Direct Line Insurance Group plc	38,484	190,055
Euler Hermes Group	1,764	210,055
Gjensidige Forsikring ASA	36,612	631,098
Jardine Lloyd Thompson Group plc	11,448	179,148
Legal & General Group plc	80,316	284,194
Medibank Pvt Ltd.	71,712	155,723
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,836	392,883

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
NN Group NV	2,371	95,855
Poste Italiane SpA(b)	90,000	660,004
Powszechny Zaklad Ubezpieczen SA	21,240	260,591
Sampo OYJ, Class A	14,616	796,647
SCOR SE	4,500	188,955
Sompo Holdings, Inc.	1,600	62,729
Tryg A/S	24,516	550,747
Zurich Insurance Group AG	3,456	1,055,945

		6,240,717

Internet Software & Services - 1.1%
Kakaku.com, Inc.	31,800	448,098
Tencent Holdings Ltd.	12,400	497,578

		945,676

IT Services - 0.8%
Otsuka Corp.	10,600	693,588

Leisure Products - 0.2%
Sankyo Co. Ltd.	4,400	144,151

Machinery - 1.8%
FANUC Corp.	3,800	776,026
Kone OYJ, Class B	8,856	459,518
Metso OYJ	648	20,536
SKF AB, Class A	15,408	306,482

		1,562,562

Marine - 0.1%
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	216,000	121,688

Media - 2.9%
Eutelsat Communications SA	27,144	732,543
ITV plc	268,344	612,024
Lagardere SCA	5,688	186,096
Multiplus SA	52,400	654,120
ProSiebenSat.1 Media SE	4,968	198,269
Shaw Communications, Inc., Class B	10,797	239,674

		2,622,726

Metals & Mining - 6.2%
Agnico Eagle Mines Ltd.	4,302	200,248
Alrosa PJSC	415,548	577,790
Barrick Gold Corp.	13,817	232,907
Eregli Demir ve Celik Fabrikalari TAS	290,664	646,717
Fortescue Metals Group Ltd.	39,348	180,313
Franco-Nevada Corp.	3,198	230,999
MMC Norilsk Nickel PJSC	4,536	673,299
Novolipetsk Steel PJSC	299,736	622,776
Rio Tinto plc	13,788	639,845
Severstal PJSC	16,612	230,205
Severstal PJSC, GDR	33,500	460,290
Sibanye Gold Ltd.(a)	647,172	824,554

		5,519,943

Multiline Retail - 0.2%
Marks & Spencer Group plc	41,544	176,468
Next plc	324	16,872

		193,340

Multi-Utilities - 0.8%
Engie SA	22,824	366,104

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Multi-Utilities - (continued)
Innogy SE(b)	7,164	299,719

		665,823

Oil, Gas & Consumable Fuels - 7.6%
BP plc	218,151	1,282,118
Coal India Ltd.	120,168	466,614
Enagas SA	23,256	654,899
Hindustan Petroleum Corp. Ltd.	118,800	709,638
Peyto Exploration & Development Corp.(a)	35,064	621,341
Showa Shell Sekiyu KK	18,000	195,647
Snam SpA	147,024	692,672
S-Oil Corp. (Preference)	2,376	195,337
Statoil ASA	14,292	266,616
Tatneft PJSC (Preference)	35,460	155,900
TOTAL SA	24,707	1,251,406
Tupras Turkiye Petrol Rafinerileri A/S	7,956	244,755
Vermilion Energy, Inc.	1,512	49,644

		6,786,587

Personal Products - 0.1%
Unilever NV, CVA	1,008	58,590

Pharmaceuticals - 6.0%
Astellas Pharma, Inc.	51,000	649,876
Bayer AG (Registered)	504	63,670
Eisai Co. Ltd.	1,600	85,709
GlaxoSmithKline plc	55,656	1,111,250
Mitsubishi Tanabe Pharma Corp.	5,400	128,482
Novartis AG (Registered)	7,380	630,266
Orion OYJ, Class A	5,616	283,655
Orion OYJ, Class B	14,184	714,571
Roche Holding AG	3,492	886,346
Sanofi	1,512	143,895
Shionogi & Co. Ltd.	12,300	656,327

		5,354,047

Professional Services - 0.3%
Capita plc	26,496	230,021

Real Estate Management & Development - 1.7%
Azrieli Group Ltd.	3,276	178,989
Daito Trust Construction Co. Ltd.	4,500	759,129
KWG Property Holding Ltd.	252,000	187,141
Land & Houses PCL, NVDR	658,800	197,977
SP Setia Bhd. Group	223,221	172,571

		1,495,807

Road & Rail - 0.4%
Aurizon Holdings Ltd.	51,552	206,606
BTS Group Holdings PCL, NVDR	644,400	166,539

		373,145

Semiconductors & Semiconductor Equipment - 2.0%
Novatek Microelectronics Corp.	165,000	628,405
Siliconware Precision Industries Co. Ltd.*	118,000	194,416
Taiwan Semiconductor Manufacturing Co. Ltd.	47,000	333,874
Tokyo Electron Ltd.	4,500	634,305

		1,791,000

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Software - 0.0%(c)
SAP SE	288	30,451

Specialty Retail - 1.1%
Fast Retailing Co. Ltd.	700	209,819
Hennes & Mauritz AB, Class B(a)	29,592	770,068

		979,887

Technology Hardware, Storage & Peripherals - 2.8%
Asustek Computer, Inc.	20,000	186,120
Compal Electronics, Inc.	288,000	191,234
Inventec Corp.	252,000	201,547
Lite-On Technology Corp.	390,000	630,938
Pegatron Corp.	72,000	235,108
Quanta Computer, Inc.	231,000	547,751
Samsung Electronics Co. Ltd.	252	542,710

		2,535,408

Textiles, Apparel & Luxury Goods - 1.3%
HUGO BOSS AG(a)	8,316	624,845
Li & Fung Ltd.(a)	1,440,000	527,314

		1,152,159

Thrifts & Mortgage Finance - 0.3%
Indiabulls Housing Finance Ltd.	15,192	278,317

Tobacco - 4.3%
British American Tobacco plc	42,912	2,666,570
Imperial Brands plc	7,668	315,404
Japan Tobacco, Inc.	24,000	832,762

		3,814,736

Trading Companies & Distributors - 1.2%
ITOCHU Corp.	18,000	281,904
Sumitomo Corp.	57,600	777,505

		1,059,409

Transportation Infrastructure - 2.3%
Atlantia SpA	8,280	250,789
Hutchison Port Holdings Trust, Class U(a)	388,800	184,680
Jiangsu Expressway Co. Ltd., Class H	35,000	50,818
Sydney Airport	123,156	661,704
TAV Havalimanlari Holding A/S	144,936	876,942

		2,024,933

Wireless Telecommunication Services - 1.0%
MTN Group Ltd.	25,200	226,316
NTT DOCOMO, Inc.	2,000	46,391
StarHub Ltd.(a)	324,000	651,724

		924,431

TOTAL COMMON STOCKS (Cost $81,881,813)		88,338,666

	No. of Rights
RIGHT - 0.0%(c)
Equity Real Estate Investment Trusts (REITs) - 0.0%(c)
Gecina SA, expiring 8/2/2017, price 110.50 EUR* (Cost $—)	1,015	3,001

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 1.1%
REPURCHASE AGREEMENTS - 1.1%
Citigroup Global Markets, Inc., 1.34%, dated 7/31/2017, due 8/1/2017, repurchase price $25,001, collateralized by various U.S. Treasury Securities, 3.75%, maturing 8/15/2041; total market value $25,500	25,000	25,000
Citigroup Global Markets, Inc., 1.04%, dated 7/31/2017, due 8/1/2017, repurchase price $715,483, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.63%, maturing 8/15/2019 - 10/15/2019; total market value $729,772	715,463	715,463
Deutsche Bank AG, London Branch, 1.55%, dated 7/31/2017, due 8/1/2017, repurchase price $125,005, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 2.00%, maturing 6/30/2018 - 4/30/2024; Common Stocks; total market value $138,573	125,000	125,000
Mizuho Securities USA, Inc., 1.05%, dated 7/31/2017, due 8/1/2017, repurchase price $100,003, collateralized by various U.S. Treasury Securities, 1.50%, maturing 6/15/2020; total market value $102,000	100,000	100,000

		965,463

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $965,463)		965,463

Total Investments — 100.3% (Cost $82,847,276)		89,307,130
Liabilities Less Other Assets — (0.3%)		(274,079)

Net assets — 100.0%		89,033,051

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $4,353,003, collateralized in the form of cash with a value of $965,463 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $340,952 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.00%, and maturity dates ranging from August 17, 2017 - February 15, 2045 and $3,328,483 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 8.50%, and maturity dates ranging from September 11, 2017 - July 22, 2068; a total value of $4,634,898.

(b)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	Represents less than 0.05% of net assets.
(d)	The security was purchased with cash collateral held from securities on loan at July 31, 2017. The total value of securities purchased was $965,463.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
EUR	Euro
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,707,750
Aggregate gross unrealized depreciation	(2,384,820)

Net unrealized appreciation	$6,322,930

Federal income tax cost of investments	$82,984,200

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2017 (Unaudited)

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open futures contracts as of July 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Long Contracts
Mini MSCI EAFE Index Futures Contracts	5	09/15/2017	$484,725	$13,887
Mini MSCI Emerging Markets Index Futures Contracts	3	09/15/2017	159,675	2,592

				$16,479

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of July 31, 2017:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
NOK	59,477	Citibank NA	USD	7,048	09/20/2017	$487
USD	79,974	Morgan Stanley	AUD	105,364	09/20/2017	(4,090)
USD	29,777	Morgan Stanley	BRL	100,000	09/20/2017	(1,931)

						$(5,534)

Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

NOK — Norwegian Krone

USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2017 (Unaudited)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2017:

Australia	6.5%
Belgium	1.0
Brazil	2.0
Canada	6.1
China	2.1
Colombia	0.1
Czech Republic	1.0
Denmark	0.6
Finland	2.9
France	4.7
Germany	3.9
Greece	0.2
Hong Kong	2.0
India	2.4
Israel	0.8
Italy	3.2
Japan	13.7
Malaysia	0.4
Mexico	0.8
Morocco	0.2
Netherlands	0.2
New Zealand	1.0
Norway	3.1
Poland	1.1
Portugal	0.3
Russia	3.5
Singapore	0.9
South Africa	2.7
South Korea	1.6
Spain	1.9
Sweden	3.6
Switzerland	5.1
Taiwan	3.8
Thailand	0.4
Turkey	2.0
United Kingdom	13.4
Other[1]	0.8

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.2%
Air Freight & Logistics - 1.1%
bpost SA	27,534	751,347

Auto Components - 2.2%
Cie Generale des Etablissements Michelin	1,352	182,275
Continental AG	910	204,385
Faurecia(a)	1,846	102,140
Nokian Renkaat OYJ	14,638	595,063
Sumitomo Rubber Industries Ltd.	13,000	225,422
Valeo SA	3,692	254,817

		1,564,102

Automobiles - 2.3%
Bayerische Motoren Werke AG	780	71,464
Bayerische Motoren Werke AG (Preference)	1,742	138,325
Honda Motor Co. Ltd.	7,800	219,398
Nissan Motor Co. Ltd.	26,000	257,894
Subaru Corp.	18,200	657,865
Toyota Motor Corp.	2,600	146,689
Yamaha Motor Co. Ltd.	5,200	130,829

		1,622,464

Banks - 13.5%
Agricultural Bank of China Ltd., Class H	260,000	121,509
Aozora Bank Ltd.	52,000	199,538
Australia & New Zealand Banking Group Ltd.	22,490	532,003
Banco Bilbao Vizcaya Argentaria SA	59,384	535,675
Bank of China Ltd., Class H	676,000	333,233
Barclays Africa Group Ltd.(a)	58,500	641,144
Canadian Imperial Bank of Commerce	546	47,250
Commonwealth Bank of Australia	22,854	1,527,695
Grupo Financiero Santander Mexico SAB de CV, Class B	67,600	138,463
HSBC Holdings plc	147,446	1,471,498
Industrial & Commercial Bank of China Ltd., Class H	208,000	145,677
ING Groep NV	21,346	398,015
Intesa Sanpaolo SpA	57,824	198,524
Intesa Sanpaolo SpA (Retirement Savings Plan)	105,456	335,698
National Bank of Canada	2,444	109,736
Natixis SA	31,980	231,618
Nordea Bank AB	40,430	509,308
Royal Bank of Canada	468	34,808
Societe Generale SA	6,864	401,396
Sumitomo Mitsui Trust Holdings, Inc.	2,600	95,393
Swedbank AB, Class A	31,772	827,976
Toronto-Dominion Bank (The)	182	9,354
Westpac Banking Corp.(a)	26,416	671,059

		9,516,570

Beverages - 0.2%
Coca-Cola Amatil Ltd.	20,462	134,607

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Building Products - 0.3%
Cie de Saint-Gobain	4,004	221,354
TOTO Ltd.	700	28,160

		249,514

Capital Markets - 3.9%
Aberdeen Asset Management plc	39,416	171,170
CI Financial Corp.(a)	1,482	32,187
Coronation Fund Managers Ltd.	99,034	512,819
IGM Financial, Inc.	24,648	827,020
Macquarie Group Ltd.	10,868	744,701
Schroders plc (Non-Voting)	1,092	35,501
UBS Group AG (Registered)*	23,192	404,301

		2,727,699

Chemicals - 2.3%
BASF SE	7,384	701,595
Kuraray Co. Ltd.	7,800	151,772
Sumitomo Chemical Co. Ltd.	28,000	164,206
Synthos SA	519,610	639,086

		1,656,659

Commercial Services & Supplies - 1.1%
Edenred	30,361	794,663

Construction & Engineering - 1.6%
ACS Actividades de Construccion y Servicios SA	20,118	769,092
Vinci SA	4,108	366,834

		1,135,926

Distributors - 0.1%
Imperial Holdings Ltd.	3,744	49,331

Diversified Financial Services - 0.9%
Rural Electrification Corp. Ltd.	222,066	605,953

Diversified Telecommunication Services - 1.7%
Bezeq The Israeli Telecommunication Corp. Ltd.	402,506	597,557
Elisa OYJ	5,694	233,419
Proximus SADP	4,056	142,002
Telenor ASA	4,290	85,405
Telia Co. AB	31,200	146,376

		1,204,759

Electric Utilities - 2.2%
Centrais Eletricas Brasileiras SA (Preference), Class B*	88,400	475,521
CEZ A/S(a)	7,930	143,422
EDP - Energias de Portugal SA	47,424	167,739
Endesa SA	15,028	354,537
Fortum OYJ(a)	14,560	237,237
Korea Electric Power Corp.	4,914	195,629

		1,574,085

Electrical Equipment - 1.1%
Mitsubishi Electric Corp.	49,400	764,729

Electronic Equipment, Instruments & Components - 1.1%
AU Optronics Corp.	364,000	147,068
Omron Corp.	10,700	533,572

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Electronic Equipment, Instruments & Components - (continued)
WPG Holdings Ltd.	52,000	72,845

		753,485

Energy Equipment & Services - 0.7%
Petrofac Ltd.(a)	79,612	469,155

Equity Real Estate Investment Trusts (REITs) - 1.2%
Growthpoint Properties Ltd.(a)	80,002	150,257
H&R REIT	26,780	451,847
Unibail-Rodamco SE	962	239,713

		841,817

Food & Staples Retailing - 2.0%
Casino Guichard Perrachon SA(a)	11,700	710,958
J Sainsbury plc	43,706	141,053
Metro Wholesale & Food Specialist AG*(a)	4,108	82,652
Seven & i Holdings Co. Ltd.	6,000	241,369
Wesfarmers Ltd.	7,878	256,167

		1,432,199

Food Products - 1.9%
Marine Harvest ASA*	39,000	723,100
Nestle SA (Registered)	7,462	631,855

		1,354,955

Gas Utilities - 1.2%
Cia de Gas de Sao Paulo - COMGAS (Preference), Class A	42,540	639,802
Gas Natural SDG SA	8,502	198,372

		838,174

Health Care Equipment & Supplies - 1.5%
Hoya Corp.	15,600	879,004
Sysmex Corp.	2,600	148,713

		1,027,717

Hotels, Restaurants & Leisure - 2.2%
Crown Resorts Ltd.	73,762	749,054
OPAP SA	13,000	148,979
Sands China Ltd.	145,600	675,787

		1,573,820

Household Durables - 1.3%
Berkeley Group Holdings plc	3,328	153,386
Sekisui Chemical Co. Ltd.	41,600	765,023

		918,409

Independent Power and Renewable Electricity Producers - 0.8%
Unipro PJSC	13,103,168	533,394

Insurance - 7.5%
Aegon NV	34,874	194,851
Allianz SE (Registered)	4,082	866,282
Assicurazioni Generali SpA	32,526	587,877
AXA SA	15,704	462,135
BB Seguridade Participacoes SA	70,200	615,738
CNP Assurances	3,770	90,675
Legal & General Group plc	66,690	235,979
Manulife Financial Corp.	13,364	274,429
Mapfre SA	17,186	63,847
MMI Holdings Ltd.(a)	80,418	125,865
Old Mutual plc	69,446	179,904
Power Corp. of Canada	8,450	204,873
Power Financial Corp.	2,652	71,636
St James’s Place plc	6,370	102,202
Standard Life plc	47,450	272,993
T&D Holdings, Inc.	5,200	76,803

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Insurance - (continued)
Zurich Insurance Group AG	2,860	873,844

		5,299,933

Internet Software & Services - 0.3%
Tencent Holdings Ltd.	5,200	208,662

Machinery - 2.4%
Hino Motors Ltd.	41,600	489,810
JTEKT Corp.	5,200	74,121
Komatsu Ltd.	28,600	767,317
Metso OYJ(a)	6,396	202,699
NGK Insulators Ltd.	5,200	104,570
NSK Ltd.	5,200	67,203

		1,705,720

Media - 2.2%
Eutelsat Communications SA	17,810	480,644
ITV plc	178,854	407,920
Multiplus SA	54,600	681,583

		1,570,147

Metals & Mining - 6.5%
Alrosa PJSC	213,980	297,524
Boliden AB	4,940	154,874
Cia Siderurgica Nacional SA*	39,000	95,472
Eregli Demir ve Celik Fabrikalari TAS	414,440	922,115
First Quantum Minerals Ltd.	6,916	76,209
Fortescue Metals Group Ltd.	81,744	374,594
Glencore plc*	107,848	475,099
MMC Norilsk Nickel PJSC	1,326	196,824
MMC Norilsk Nickel PJSC, ADR	35,542	527,266
Rio Tinto Ltd.	4,134	217,132
Rio Tinto plc	10,816	501,926
Severstal PJSC	53,378	739,699

		4,578,734

Multi-Utilities - 1.1%
Engie SA	49,920	800,731

Oil, Gas & Consumable Fuels - 6.7%
AltaGas Ltd.	7,878	182,815
BP plc	161,820	951,049
Canadian Natural Resources Ltd.	1,274	38,845
Coal India Ltd.	100,698	391,012
Crescent Point Energy Corp.	7,722	60,514
Eni SpA	21,164	333,613
Inter Pipeline Ltd.	38,012	748,355
LUKOIL PJSC	2,678	124,527
Repsol SA	12,392	206,880
S-Oil Corp. (Preference)	1,898	156,040
Statoil ASA	12,350	230,388
Tatneft PJSC (Preference)	28,990	127,455
TOTAL SA	19,980	1,011,984
Tupras Turkiye Petrol Rafinerileri A/S	5,772	177,567

		4,741,044

Paper & Forest Products - 0.7%
Mondi plc	4,316	113,516
Shandong Chenming Paper Holdings Ltd., Class H	117,000	179,466
UPM-Kymmene OYJ	6,734	182,685

		475,667

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Personal Products - 0.8%
Kose Corp.	5,400	600,136

Pharmaceuticals - 4.9%
AstraZeneca plc	11,492	692,225
Bayer AG (Registered)	572	72,261
GlaxoSmithKline plc	45,006	898,608
Novartis AG (Registered)	7,046	601,742
Novo Nordisk A/S, Class B	988	41,994
Roche Holding AG	1,456	369,565
Roche Holding AG - BR	806	208,423
Sanofi	3,250	309,299
Takeda Pharmaceutical Co. Ltd.	5,200	274,459

		3,468,576

Professional Services - 0.5%
Adecco Group AG (Registered)*	1,898	145,175
Capita plc	22,724	197,275

		342,450

Real Estate Management & Development - 1.1%
KWG Property Holding Ltd.	208,000	154,465
Land & Houses PCL, NVDR	725,400	217,992
Shimao Property Holdings Ltd.	195,000	388,994

		761,451

Road & Rail - 0.2%
BTS Group Holdings PCL, NVDR	514,800	133,045

Semiconductors & Semiconductor Equipment - 1.5%
Novatek Microelectronics Corp.	156,000	594,128
Siliconware Precision Industries Co. Ltd.*	130,000	214,188
STMicroelectronics NV	10,218	173,839
Taiwan Semiconductor Manufacturing Co. Ltd.	6,000	42,622
Tokyo Electron Ltd.	200	28,191

		1,052,968

Specialty Retail - 0.1%
METRO AG	4,108	46,016

Technology Hardware, Storage & Peripherals - 4.5%
Catcher Technology Co. Ltd.	78,000	896,359
Compal Electronics, Inc.	312,000	207,170
Inventec Corp.	156,000	124,767
Lite-On Technology Corp.	416,000	673,001
Pegatron Corp.	238,000	777,162
Quanta Computer, Inc.	78,000	184,955
Samsung Electronics Co. Ltd.	104	223,975
Seiko Epson Corp.(a)	2,600	68,497

		3,155,886

Textiles, Apparel & Luxury Goods - 1.5%
HUGO BOSS AG	6,474	486,441
Li & Fung Ltd.(a)	1,508,000	552,215

		1,038,656

Tobacco - 4.6%
British American Tobacco plc	40,248	2,501,028
Japan Tobacco, Inc.	20,800	721,727

		3,222,755

Trading Companies & Distributors - 0.8%
ITOCHU Corp.	18,200	285,037
Mitsubishi Corp.	7,800	169,172
Sumitomo Corp.	10,400	140,383

		594,592

Investments	Shares	Value ($)
COMMON STOCKS - (continued)
Transportation Infrastructure - 0.2%
Hutchison Port Holdings Trust, Class U(a)	353,600	167,960

Wireless Telecommunication Services - 2.7%
Intouch Holdings PCL, NVDR	410,800	737,617
MTN Group Ltd.(a)	21,710	194,972
SoftBank Group Corp.	2,900	235,107
StarHub Ltd.(a)	343,200	690,345
Turkcell Iletisim Hizmetleri A/S	10,738	39,190

		1,897,231

TOTAL COMMON STOCKS (Cost $64,090,879)		69,957,893

	Principal Amount ($)
SECURITIES LENDING REINVESTMENT(b) - 0.0%(c)
REPURCHASE AGREEMENT - 0.0%(c)
Citigroup Global Markets, Inc., 1.04%, dated 7/31/2017, due 8/1/2017, repurchase price $20,085, collateralized by various U.S. Treasury Securities, ranging from 1.00% - 3.63%, maturing 8/15/2019 - 10/15/2019; total market value $20,486 (Cost $20,084)	20,084	20,084

Total Investments — 99.2% (Cost $64,110,963)		69,977,977
Other Assets Less Liabilities — 0.8%		530,333

Net assets — 100.0%		70,508,310

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2017. The total value of securities on loan at July 31, 2017 was $3,248,170, collateralized in the form of cash with a value of $20,084 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $125,042 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 6.00%, and maturity dates ranging from August 17, 2017 - November 15, 2043 and $3,321,862 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% - 8.50%, and maturity dates ranging from September 11, 2017 - July 22, 2068; a total value of $3,466,988.

(b)	The security was purchased with cash collateral held from securities on loan at July 31, 2017. The total value of securities purchased was $20,084.
(c)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2017 (Unaudited)

PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,634,774
Aggregate gross unrealized depreciation	(918,175)

Net unrealized appreciation	$5,716,599

Federal income tax cost of investments	$64,261,378

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2017 (Unaudited)

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open futures contracts as of July 31, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Long Contracts
Mini MSCI EAFE Index Futures Contracts	4	09/15/2017	$387,780	$8,920
Mini MSCI Emerging Markets Index Futures Contracts	3	09/15/2017	159,675	5,070

				$13,990

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2017:

Australia	7.4%
Belgium	1.3
Brazil	3.6
Canada	4.5
China	2.2
Czech Republic	0.2
Denmark	0.1
Finland	2.1
France	9.7
Germany	3.8
Greece	0.2
Hong Kong	1.7
India	1.4
Israel	0.8
Italy	2.1
Japan	13.8
Mexico	0.2
Netherlands	0.8
Norway	1.5
Poland	0.9
Portugal	0.2
Russia	3.6
Singapore	1.2
South Africa	2.4
South Korea	0.8
Spain	3.0
Sweden	2.3
Switzerland	4.6
Taiwan	5.6
Thailand	1.5
Turkey	1.6
United Kingdom	14.1
Other[1]	0.8

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 100.0%
U.S. Treasury Inflation Linked Notes
2.13%, 1/15/2019	38,005,072	39,214,356
0.13%, 4/15/2019	117,975,765	118,161,341
1.88%, 7/15/2019	39,331,510	40,985,400
1.38%, 1/15/2020	175,460,024	181,995,734
0.13%, 4/15/2020	425,848,364	427,544,518
1.25%, 7/15/2020	296,906,786	309,656,260
1.13%, 1/15/2021	225,311,328	234,422,693
0.13%, 4/15/2021	491,976,074	492,961,010
0.63%, 7/15/2021	87,921,275	90,405,578
0.13%, 1/15/2022	100,630,254	100,929,025
0.13%, 4/15/2022	36,373,436	36,378,383

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,077,431,495)		2,072,654,298

Total Investments — 100.0% (Cost $2,077,431,495)		2,072,654,298
Other Assets Less Liabilities — 0.0%(a)		746,731

Net assets — 100.0%		2,073,401,029

(a)	Represents less than 0.05% of Net Assets

Percentages shown are based on Net Assets.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$888,720
Aggregate gross unrealized depreciation	(6,532,030)

Net unrealized depreciation	$(5,643,310)

Federal income tax cost of investments	$2,078,297,608

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 100.0%
U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	34,730,595	39,753,889
2.00%, 1/15/2026	23,562,352	26,538,089
U.S. Treasury Inflation Linked Notes
1.25%, 7/15/2020	151,496	158,001
1.13%, 1/15/2021	39,210,651	40,796,291
0.13%, 4/15/2021	44,355,333	44,444,132
0.63%, 7/15/2021	37,177,332	38,227,815
0.13%, 1/15/2022	41,355,017	41,477,800
0.13%, 4/15/2022	34,562,060	34,566,761
0.13%, 7/15/2022	93,655,433	94,166,136
0.13%, 1/15/2023	93,306,941	92,996,509
0.38%, 7/15/2023	92,565,524	93,710,004
0.63%, 1/15/2024	92,322,586	94,209,014
0.13%, 7/15/2024	40,377,281	39,914,799
0.25%, 1/15/2025	40,475,252	40,013,551
0.38%, 7/15/2025	40,427,568	40,394,417
0.63%, 1/15/2026	22,443,046	22,718,535
0.38%, 1/15/2027	19,654,916	19,409,682

TOTAL U.S. TREASURY OBLIGATIONS (Cost $804,150,889)		803,495,425

Total Investments — 100.0% (Cost $804,150,889)		803,495,425
Other Assets Less Liabilities — 0.0%(a)		168,279

Net assets — 100.0%		803,663,704

(a)	Represents less than 0.05% of Net Assets

Percentages shown are based on Net Assets.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,340,720
Aggregate gross unrealized depreciation	(3,196,752)

Net unrealized depreciation	$(856,032)

Federal income tax cost of investments	$804,351,457

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - 99.2%
FHLMC
4.50%, 1/1/2018	27,124	27,727
4.50%, 8/1/2018	43,142	44,123
4.50%, 7/1/2019	25,161	25,826
4.50%, 2/1/2020	158,961	163,468
4.50%, 9/1/2020	41,252	42,280
4.50%, 6/1/2024	272,859	288,345
4.00%, 9/1/2024	235,385	247,198
4.50%, 3/1/2025	211,085	224,358
4.00%, 4/1/2025	328,622	340,502
4.50%, 6/1/2025	253,159	268,555
4.00%, 10/1/2025	210,470	220,101
4.00%, 4/1/2026	167,984	176,490
4.50%, 5/1/2026	102,708	109,177
4.00%, 6/1/2026	162,871	172,542
3.50%, 8/1/2027	264,462	276,344
2.50%, 10/1/2027	148,073	150,330
2.50%, 2/1/2028	70,867	71,962
2.50%, 4/1/2028	36,567	37,118
2.50%, 11/1/2028	28,584	29,014
3.00%, 6/1/2029	108,568	111,914
2.00%, 11/1/2031	315,794	310,692
3.00%, 4/1/2033	76,706	78,841
6.00%, 4/1/2034	92,741	105,300
6.50%, 7/1/2034	126,676	142,162
3.00%, 5/1/2035	368,920	377,586
6.00%, 5/1/2035	320,808	368,381
6.00%, 12/1/2035	165,280	187,727
5.50%, 12/1/2036	210,001	233,985
5.50%, 2/1/2037	72,913	81,487
5.50%, 9/1/2037	74,108	82,631
6.50%, 12/1/2037	71,774	79,747
5.50%, 1/1/2038	38,475	42,891
5.00%, 7/1/2038	100,783	110,761
5.50%, 7/1/2038	8,198	9,139
5.00%, 10/1/2038	73,292	80,511
6.50%, 12/1/2038	143,462	159,963
5.50%, 12/1/2038	25,841	28,715
5.00%, 2/1/2039	354,913	389,205
5.50%, 3/1/2039	214,122	238,553
6.50%, 4/1/2039	63,282	71,134
5.00%, 5/1/2039	163,235	181,774
5.00%, 8/1/2039	13,114	14,424
5.00%, 9/1/2039	16,369	17,991
4.50%, 10/1/2039	31,008	33,387
5.50%, 1/1/2040	206,187	229,914
4.00%, 2/1/2040	18,817	19,907
6.00%, 4/1/2040	136,427	153,668
4.50%, 4/1/2040	193,521	208,346
6.00%, 5/1/2040	303,206	341,275
5.50%, 6/1/2040	84,486	93,298
3.50%, 12/1/2040	187,778	194,465
4.00%, 1/1/2041	129,050	136,872
4.50%, 3/1/2041	208,257	224,360
5.50%, 4/1/2041	38,339	42,481

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - (continued)
5.50%, 6/1/2041	254,434	283,726
4.50%, 8/1/2041	183,503	198,850
3.50%, 11/1/2041	267,826	277,344
5.00%, 2/1/2042	193,266	212,315
4.00%, 4/1/2042	146,990	155,995
3.00%, 3/1/2043	42,750	43,092
3.00%, 4/1/2043	146,428	147,593
3.00%, 6/1/2043	219,045	220,717
4.50%, 3/1/2044	130,243	140,156
4.00%, 6/1/2044	21,993	23,186
4.50%, 7/1/2044	224,175	241,589
4.00%, 8/1/2044	64,750	68,263
4.50%, 9/1/2044	102,114	109,542
4.50%, 12/1/2044	53,298	57,176
3.00%, 7/1/2045	125,034	125,378
4.50%, 9/1/2045	141,558	151,820
4.00%, 10/1/2045	243,273	256,472
3.00%, 4/1/2046	308,161	309,071
4.00%, 4/1/2046	122,097	128,721
3.50%, 5/1/2046	246,044	253,771
4.50%, 5/1/2046	255,862	274,492
4.00%, 5/1/2046	135,051	142,379
FNMA
4.50%, 10/1/2018	61,354	62,795
4.50%, 11/1/2018	19,115	19,564
4.00%, 12/1/2018	43,302	44,896
4.00%, 7/1/2019	8,785	9,109
4.50%, 10/1/2019	50,793	51,986
4.50%, 1/1/2020	169,655	173,640
4.50%, 4/1/2020	22,884	23,422
4.50%, 11/1/2020	147,350	151,182
4.50%, 4/1/2023	111,964	118,061
4.00%, 5/1/2024	176,827	185,652
4.50%, 8/1/2024	132,195	139,301
4.50%, 9/1/2024	247,148	260,011
4.00%, 9/1/2025	208,987	220,308
3.50%, 12/1/2025	282,952	295,054
4.50%, 1/1/2027	96,546	101,193
2.50%, 6/1/2027	30,727	31,191
2.50%, 8/1/2027	54,472	55,298
2.50%, 12/1/2027	181,777	184,859
3.00%, 3/1/2028	60,796	62,720
3.00%, 6/1/2028	69,600	71,859
3.00%, 7/1/2028	51,647	53,297
2.50%, 8/1/2028	95,806	97,224
2.50%, 9/1/2028	80,566	81,757
3.00%, 11/1/2028	51,879	53,539
4.00%, 7/1/2029	86,495	90,818
4.00%, 11/1/2029	217,856	229,590
3.00%, 9/1/2030	120,410	123,962
3.50%, 10/1/2030	182,127	189,066
2.00%, 9/1/2031	366,680	360,418
6.00%, 12/1/2032	34,209	39,016
3.00%, 3/1/2033	251,948	258,154
6.00%, 8/1/2034	259,498	296,647
6.50%, 9/1/2034	285,389	324,881
6.00%, 10/1/2034	166,905	188,825
5.00%, 7/1/2035	270,620	296,809

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - (continued)
6.00%, 11/1/2035	57,819	66,096
5.50%, 12/1/2036	167,992	187,489
5.50%, 1/1/2037	47,790	53,464
5.50%, 2/1/2037	19,966	22,173
6.00%, 8/1/2037	108,627	124,455
5.50%, 6/1/2038	211,441	236,176
5.50%, 9/1/2038	50,971	57,004
5.00%, 1/1/2039	16,812	18,385
5.50%, 3/1/2039	275,049	307,396
4.50%, 4/1/2039	169,332	182,074
5.50%, 1/1/2040	52,992	58,950
5.50%, 4/1/2040	57,403	63,925
4.50%, 4/1/2040	28,940	31,306
4.00%, 9/1/2040	119,798	126,757
3.50%, 1/1/2041	48,479	50,182
4.00%, 2/1/2041	200,871	212,398
3.50%, 2/1/2041	92,964	96,255
4.50%, 2/1/2041	51,640	55,910
4.50%, 4/1/2041	134,375	145,537
5.50%, 4/1/2041	13,834	15,356
4.50%, 6/1/2041	47,365	51,464
4.50%, 8/1/2041	60,849	65,852
5.50%, 8/1/2041	246,513	275,485
5.50%, 9/1/2041	115,993	129,404
3.50%, 1/1/2042	167,271	173,047
4.00%, 1/1/2042	102,099	107,927
4.50%, 1/1/2042	63,998	69,278
3.50%, 4/1/2042	118,207	122,288
3.50%, 8/1/2042	180,220	186,386
3.50%, 1/1/2043	126,153	130,394
3.00%, 2/1/2043	234,335	236,062
3.00%, 5/1/2043	16,557	16,679
3.00%, 6/1/2043	134,552	135,523
3.50%, 7/1/2043	69,983	72,285
5.00%, 8/1/2043	271,500	296,899
4.00%, 8/1/2043	40,335	42,533
3.50%, 8/1/2043	123,962	127,924
3.00%, 9/1/2043	173,110	174,384
4.00%, 9/1/2043	41,414	44,027
4.50%, 9/1/2043	99,200	106,698
5.00%, 1/1/2044	346,268	378,662
5.00%, 3/1/2044	129,052	144,242
5.00%, 5/1/2044	160,409	175,961
5.00%, 6/1/2044	58,969	64,611
4.50%, 10/1/2044	238,015	256,051
4.00%, 2/1/2045	117,645	124,001
3.00%, 2/1/2045	140,619	141,139
3.00%, 4/1/2045	149,041	149,574
4.00%, 4/1/2045	77,579	82,559
3.00%, 5/1/2045	218,629	219,325
4.00%, 11/1/2045	152,466	162,219
4.50%, 3/1/2046	243,082	261,071
4.00%, 5/1/2046	290,098	305,683
3.50%, 5/1/2046	159,805	164,688
4.50%, 7/1/2046	250,750	269,447
TBA 2.50%, 8/25/2047	200,000	193,352
GNMA
2.50%, 4/20/2027	185,753	189,367
2.50%, 1/20/2028	99,273	101,209
2.50%, 12/20/2028	40,215	40,999
2.50%, 3/20/2031	280,048	285,519

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - (continued)
6.00%, 3/15/2033	313,979	357,309
5.50%, 6/15/2033	472,267	531,525
6.00%, 12/15/2033	220,656	252,196
5.50%, 3/20/2036	421,322	467,836
5.50%, 3/15/2038	187,777	211,083
5.50%, 2/20/2039	172,109	189,928
5.00%, 4/15/2039	167,159	183,431
5.00%, 5/15/2039	125,505	137,851
5.50%, 5/15/2039	91,796	102,325
5.00%, 6/15/2039	228,898	253,370
5.00%, 9/15/2039	269,108	299,120
5.50%, 9/15/2039	35,198	39,237
4.00%, 9/20/2039	52,537	55,948
5.00%, 11/15/2039	3,170	3,488
5.50%, 12/15/2039	99,567	110,999
4.00%, 8/15/2040	30,459	32,277
4.00%, 10/15/2040	24,392	25,685
5.50%, 1/20/2041	53,778	59,968
4.00%, 3/15/2041	7,360	7,775
4.00%, 6/15/2041	239,786	253,291
3.50%, 9/15/2041	154,293	160,387
5.50%, 9/20/2041	192,789	212,588
3.50%, 11/20/2041	127,237	132,640
3.50%, 1/15/2042	37,979	39,572
5.50%, 2/20/2042	51,148	56,856
3.50%, 8/20/2042	67,220	70,157
3.00%, 10/15/2042	346,554	352,800
3.00%, 12/20/2042	157,128	159,952
3.50%, 12/20/2042	27,422	28,606
5.50%, 2/20/2043	29,098	32,163
3.00%, 2/20/2043	105,454	107,234
3.50%, 3/15/2043	64,268	67,132
3.00%, 3/20/2043	46,414	47,209
3.00%, 5/15/2043	301,087	306,514
2.50%, 5/20/2043	175,155	172,862
3.50%, 6/15/2043	329,711	344,505
3.00%, 9/20/2043	174,752	178,014
5.00%, 1/20/2044	10,627	11,425
3.50%, 8/20/2044	149,857	156,130
4.00%, 9/15/2044	72,293	76,136
3.50%, 10/15/2044	118,036	123,249
3.50%, 10/20/2044	25,259	26,305
2.50%, 11/20/2044	158,954	156,874
4.00%, 12/15/2044	107,694	113,414
3.50%, 12/20/2044	78,274	81,478
3.00%, 12/20/2044	77,416	78,663
3.50%, 1/15/2045	330,963	344,855
3.00%, 1/20/2045	98,079	99,632
3.50%, 2/20/2045	104,769	109,058
3.00%, 3/15/2045	202,164	205,209
3.00%, 3/20/2045	120,173	122,070
5.50%, 4/20/2045	185,556	206,990
3.50%, 5/15/2045	124,187	129,094
3.00%, 7/15/2045	121,762	123,596
3.50%, 12/20/2045	349,231	363,502
3.00%, 12/20/2045	179,134	181,951
4.00%, 3/15/2046	260,142	274,170
4.00%, 3/20/2046	326,227	343,759
3.50%, 4/20/2046	241,166	250,965
4.00%, 5/20/2046	306,287	322,747
3.00%, 9/20/2046	189,164	192,139

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - (continued)
2.50%, 12/20/2046	326,618	320,410

TOTAL MORTGAGE-BACKED SECURITIES (Cost $36,053,513)		35,709,859

Total Investments — 99.2% (Cost $36,053,513)		35,709,859
Other Assets Less Liabilities — 0.8%		275,107

Net assets — 100.0%		35,984,966

Percentages shown are based on Net Assets.

Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,414
Aggregate gross unrealized depreciation	(369,068)

Net unrealized depreciation	$(343,654)

Federal income tax cost of investments	$36,053,513

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 98.6%
Aerospace & Defense - 1.4%
Boeing Co. (The)
4.88%, 2/15/2020	10,000	10,769
L3 Technologies, Inc.
5.20%, 10/15/2019	55,000	58,825
4.75%, 7/15/2020	50,000	53,632
Lockheed Martin Corp.
3.35%, 9/15/2021	75,000	78,532
3.55%, 1/15/2026	70,000	72,959
Northrop Grumman Corp.
3.20%, 2/1/2027	50,000	50,966
Rockwell Collins, Inc.
3.50%, 3/15/2027	100,000	102,931
United Technologies Corp.
4.50%, 4/15/2020	80,000	85,869
3.13%, 5/4/2027	100,000	101,332

		615,815

Air Freight & Logistics - 0.2%
FedEx Corp.
3.20%, 2/1/2025	70,000	71,608
United Parcel Service, Inc.
2.45%, 10/1/2022	30,000	30,462

		102,070

Banks - 27.8%
Australia & New Zealand Banking Group Ltd.
2.30%, 6/1/2021	250,000	250,296
Bank of America Corp.
Series L, 2.25%, 4/21/2020	350,000	351,756
3.30%, 1/11/2023	400,000	410,786
3.12%, 1/20/2023(a)	250,000	254,658
4.20%, 8/26/2024	320,000	335,014
4.00%, 1/22/2025	255,000	262,980
Barclays Bank plc
5.14%, 10/14/2020	350,000	375,877
Barclays plc
3.65%, 3/16/2025	200,000	200,915
BB&T Corp.
2.45%, 1/15/2020	80,000	81,271
BNP Paribas SA
5.00%, 1/15/2021	90,000	98,434
Citigroup, Inc.
2.65%, 10/26/2020	600,000	607,589
2.70%, 3/30/2021	125,000	126,343
3.50%, 5/15/2023	250,000	255,544
3.30%, 4/27/2025	200,000	201,253
4.40%, 6/10/2025	120,000	125,963
3.20%, 10/21/2026	200,000	195,529
3.89%, 1/10/2028(a)	100,000	102,547
Citizens Financial Group, Inc.
4.30%, 12/3/2025	60,000	63,086
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 9/15/2022	250,000	261,874
Discover Bank
3.10%, 6/4/2020	250,000	256,257

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Banks - (continued)
Fifth Third Bancorp
2.88%, 7/27/2020	120,000	123,097
3.50%, 3/15/2022	95,000	99,393
HSBC Holdings plc
4.00%, 3/30/2022	210,000	223,193
3.90%, 5/25/2026	200,000	208,674
ING Groep NV
3.15%, 3/29/2022	200,000	204,929
JPMorgan Chase & Co.
2.55%, 3/1/2021	300,000	302,727
3.38%, 5/1/2023	520,000	531,679
3.13%, 1/23/2025	230,000	230,360
3.90%, 7/15/2025	250,000	262,820
3.30%, 4/1/2026	220,000	220,412
2.95%, 10/1/2026	250,000	244,501
3.78%, 2/1/2028(a)	75,000	77,090
KeyCorp
5.10%, 3/24/2021	100,000	109,851
Lloyds Bank plc
6.38%, 1/21/2021	15,000	17,000
Lloyds Banking Group plc
3.10%, 7/6/2021	200,000	203,856
Mitsubishi UFJ Financial Group, Inc.
2.95%, 3/1/2021	200,000	203,928
3.85%, 3/1/2026	200,000	209,873
Mizuho Financial Group, Inc.
2.95%, 2/28/2022	200,000	202,050
MUFG Americas Holdings Corp.
2.25%, 2/10/2020	100,000	100,461
National Australia Bank Ltd.
2.63%, 7/23/2020	250,000	253,501
PNC Financial Services Group, Inc. (The)
3.30%, 3/8/2022	380,000	396,586
3.90%, 4/29/2024	50,000	52,785
Royal Bank of Canada
2.35%, 10/30/2020	150,000	151,512
Skandinaviska Enskilda Banken AB
2.30%, 3/11/2020	250,000	251,653
Sumitomo Mitsui Financial Group, Inc.
2.06%, 7/14/2021	400,000	394,578
3.78%, 3/9/2026	250,000	261,507
Svenska Handelsbanken AB
2.45%, 3/30/2021	250,000	251,874
US Bancorp
2.95%, 7/15/2022	200,000	204,648
Wells Fargo & Co.
3.50%, 3/8/2022	200,000	208,545
4.48%, 1/16/2024	225,000	242,592
3.55%, 9/29/2025	200,000	205,942
3.58%, 5/22/2028(a)	150,000	152,572
Westpac Banking Corp.
2.60%, 11/23/2020	300,000	304,456
2.85%, 5/13/2026	150,000	147,418

		12,074,035

Beverages - 1.6%
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/1/2021	150,000	152,660

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Beverages - (continued)
Coca-Cola Co. (The)
1.88%, 10/27/2020	150,000	150,493
2.88%, 10/27/2025	50,000	50,594
Diageo Capital plc
2.63%, 4/29/2023	100,000	101,683
PepsiCo, Inc.
2.75%, 3/1/2023	150,000	153,504
3.60%, 3/1/2024	100,000	105,926

		714,860

Biotechnology - 3.6%
AbbVie, Inc.
3.20%, 11/6/2022	240,000	247,517
2.90%, 11/6/2022	250,000	254,942
Amgen, Inc.
3.45%, 10/1/2020	150,000	156,681
2.70%, 5/1/2022	170,000	172,221
3.63%, 5/22/2024	100,000	105,285
Biogen, Inc.
3.63%, 9/15/2022	100,000	105,224
Celgene Corp.
2.88%, 8/15/2020	200,000	205,324
3.88%, 8/15/2025	75,000	79,592
Gilead Sciences, Inc.
3.50%, 2/1/2025	225,000	233,202

		1,559,988

Capital Markets - 12.1%
Bank of New York Mellon Corp. (The)
2.30%, 9/11/2019	160,000	161,698
Series 0012, 3.65%, 2/4/2024	300,000	316,235
BlackRock, Inc.
Series 2, 5.00%, 12/10/2019	90,000	96,836
Credit Suisse AG
5.30%, 8/13/2019	150,000	159,902
Deutsche Bank AG
3.70%, 5/30/2024	145,000	147,483
Goldman Sachs Group, Inc. (The)
5.38%, 3/15/2020	110,000	119,026
2.35%, 11/15/2021	250,000	248,049
5.75%, 1/24/2022	150,000	169,124
3.00%, 4/26/2022	400,000	405,502
3.63%, 1/22/2023	500,000	518,834
4.00%, 3/3/2024	210,000	220,879
3.50%, 1/23/2025	255,000	259,233
3.85%, 1/26/2027	100,000	102,145
Intercontinental Exchange, Inc.
2.75%, 12/1/2020	150,000	151,957
Morgan Stanley
5.75%, 1/25/2021	400,000	443,935
2.63%, 11/17/2021	400,000	401,676
2.75%, 5/19/2022	250,000	250,606
3.75%, 2/25/2023	200,000	208,904
4.00%, 7/23/2025	100,000	105,027
3.88%, 1/27/2026	200,000	207,010
3.13%, 7/27/2026	145,000	142,180
State Street Corp.
2.55%, 8/18/2020	150,000	153,130
UBS AG
2.38%, 8/14/2019	250,000	252,263

		5,241,634

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Chemicals - 1.7%
Dow Chemical Co. (The)
4.25%, 11/15/2020	165,000	175,478
EI du Pont de Nemours & Co.
4.25%, 4/1/2021	100,000	106,977
LYB International Finance BV
4.00%, 7/15/2023	130,000	138,966
Praxair, Inc.
4.50%, 8/15/2019	50,000	52,712
Sherwin-Williams Co. (The)
2.75%, 6/1/2022	150,000	151,797
3.45%, 6/1/2027	100,000	101,845

		727,775

Commercial Services & Supplies - 0.4%
Republic Services, Inc.
3.55%, 6/1/2022	100,000	104,716
Waste Management, Inc.
2.40%, 5/15/2023	25,000	24,828
3.13%, 3/1/2025	50,000	50,905

		180,449

Communications Equipment - 0.5%
Cisco Systems, Inc.
3.00%, 6/15/2022	30,000	31,187
3.50%, 6/15/2025	20,000	20,970
2.95%, 2/28/2026	100,000	100,216
2.50%, 9/20/2026	50,000	48,378

		200,751

Consumer Finance - 5.6%
AerCap Ireland Capital DAC
3.95%, 2/1/2022	200,000	208,963
American Express Co.
3.63%, 12/5/2024	140,000	144,806
American Express Credit Corp.
Series F, 2.60%, 9/14/2020	195,000	198,560
Capital One Financial Corp.
3.50%, 6/15/2023	200,000	205,177
3.75%, 7/28/2026	150,000	147,549
3.75%, 3/9/2027	100,000	100,748
Discover Financial Services
3.75%, 3/4/2025	40,000	40,236
General Motors Financial Co., Inc.
4.38%, 9/25/2021	400,000	423,608
5.25%, 3/1/2026	200,000	217,179
HSBC Finance Corp.
6.68%, 1/15/2021	50,000	56,763
HSBC USA, Inc.
2.75%, 8/7/2020	300,000	306,202
Synchrony Financial
3.00%, 8/15/2019	100,000	101,658
Toyota Motor Credit Corp.
4.50%, 6/17/2020	170,000	182,186
3.30%, 1/12/2022	100,000	104,459

		2,438,094

Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc.
2.20%, 3/15/2021	65,000	65,677
3.13%, 3/15/2026	75,000	76,513
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020	200,000	202,244

		344,434

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Diversified Telecommunication Services - 2.8%
AT&T, Inc.
2.45%, 6/30/2020	250,000	252,086
2.80%, 2/17/2021	250,000	253,806
3.80%, 3/15/2022	200,000	209,325
Orange SA
4.13%, 9/14/2021	100,000	107,113
Verizon Communications, Inc.
3.00%, 11/1/2021	250,000	254,786
2.95%, 3/15/2022	158,000	159,789

		1,236,905

Electric Utilities - 2.2%
Commonwealth Edison Co.
2.55%, 6/15/2026	50,000	48,711
Duke Energy Carolinas LLC
3.90%, 6/15/2021	60,000	63,944
2.50%, 3/15/2023	50,000	50,449
2.95%, 12/1/2026	100,000	100,143
Exelon Corp.
2.85%, 6/15/2020	180,000	183,697
MidAmerican Energy Co.
3.50%, 10/15/2024	50,000	52,546
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/2027	100,000	103,632
Pacific Gas & Electric Co.
2.95%, 3/1/2026	100,000	100,252
Public Service Electric & Gas Co.
2.38%, 5/15/2023	30,000	29,885
Southern Co. (The)
3.25%, 7/1/2026	150,000	149,586
Virginia Electric & Power Co.
Series A, 3.15%, 1/15/2026	50,000	50,846

		933,691

Energy Equipment & Services - 0.1%
Halliburton Co.
3.25%, 11/15/2021	40,000	41,243

Equity Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp.
3.50%, 1/31/2023	200,000	206,081
Boston Properties LP
5.63%, 11/15/2020	120,000	132,160
3.65%, 2/1/2026	50,000	51,370
HCP, Inc.
2.63%, 2/1/2020	145,000	146,570
Realty Income Corp.
4.65%, 8/1/2023	100,000	108,682
Simon Property Group LP
4.38%, 3/1/2021	100,000	106,884
3.75%, 2/1/2024	120,000	125,644
Ventas Realty LP
3.50%, 2/1/2025	50,000	50,244
Welltower, Inc.
3.75%, 3/15/2023	30,000	31,462
4.25%, 4/1/2026	100,000	106,254

		1,065,351

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.
3.00%, 5/18/2027	75,000	75,107
CVS Health Corp.
2.80%, 7/20/2020	200,000	204,800

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Food & Staples Retailing - (continued)
2.13%, 6/1/2021	150,000	149,196
Sysco Corp.
2.60%, 10/1/2020	150,000	152,323
Walgreens Boots Alliance, Inc.
3.30%, 11/18/2021	50,000	51,859
3.45%, 6/1/2026	100,000	100,411
Wal-Mart Stores, Inc.
4.25%, 4/15/2021	90,000	97,433
5.88%, 4/5/2027	100,000	125,435

		956,564

Food Products - 0.9%
Kraft Heinz Foods Co.
3.50%, 7/15/2022	200,000	207,824
Tyson Foods, Inc.
4.50%, 6/15/2022	74,000	80,736
Unilever Capital Corp.
2.90%, 5/5/2027	100,000	99,268

		387,828

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories
2.35%, 11/22/2019	60,000	60,670
Becton Dickinson and Co.
3.13%, 11/8/2021	50,000	51,173
Boston Scientific Corp.
2.85%, 5/15/2020	150,000	152,352
Medtronic Global Holdings SCA
3.35%, 4/1/2027	100,000	103,445
Medtronic, Inc.
2.75%, 4/1/2023	50,000	51,080
Stryker Corp.
3.50%, 3/15/2026	115,000	119,270

		537,990

Health Care Providers & Services - 1.9%
Aetna, Inc.
2.75%, 11/15/2022	50,000	50,716
Anthem, Inc.
2.25%, 8/15/2019	100,000	100,782
Cardinal Health, Inc.
3.41%, 6/15/2027	100,000	101,148
Express Scripts Holding Co.
3.90%, 2/15/2022	150,000	157,712
3.50%, 6/15/2024	150,000	153,740
UnitedHealth Group, Inc.
2.70%, 7/15/2020	100,000	102,463
3.75%, 7/15/2025	50,000	53,211
3.10%, 3/15/2026	100,000	101,242

		821,014

Hotels, Restaurants & Leisure - 0.6%
Marriott International, Inc.
2.30%, 1/15/2022	80,000	79,366
McDonald’s Corp.
2.75%, 12/9/2020	30,000	30,815
2.63%, 1/15/2022	15,000	15,213
3.38%, 5/26/2025	125,000	128,696

		254,090

Household Products - 0.1%
Procter & Gamble Co. (The)
3.10%, 8/15/2023	50,000	52,498

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Independent Power and Renewable Electricity Producers - 0.2%
Southern Power Co.
Series D, 1.95%, 12/15/2019	100,000	99,658

Industrial Conglomerates - 0.4%
Honeywell International, Inc.
1.85%, 11/1/2021	80,000	79,206
Roper Technologies, Inc.
3.80%, 12/15/2026	100,000	103,298

		182,504

Insurance - 2.4%
Aflac, Inc.
3.63%, 6/15/2023	100,000	105,608
American International Group, Inc.
3.38%, 8/15/2020	190,000	196,895
3.90%, 4/1/2026	100,000	103,986
Aon plc
3.50%, 6/14/2024	100,000	102,871
Berkshire Hathaway Finance Corp.
2.90%, 10/15/2020	50,000	51,671
Chubb INA Holdings, Inc.
3.15%, 3/15/2025	170,000	173,143
Marsh & McLennan Cos., Inc.
3.50%, 3/10/2025	30,000	31,102
3.75%, 3/14/2026	20,000	20,765
MetLife, Inc.
3.60%, 4/10/2024	80,000	84,075
Prudential Financial, Inc.
4.50%, 11/15/2020	60,000	64,546
3.50%, 5/15/2024	100,000	104,782
5.20%, 3/15/2044(a)	10,000	10,650

		1,050,094

Internet Software & Services - 1.8%
Alibaba Group Holding Ltd.
2.50%, 11/28/2019	200,000	201,974
3.13%, 11/28/2021	200,000	205,183
Baidu, Inc.
3.00%, 6/30/2020	200,000	203,514
eBay, Inc.
2.20%, 8/1/2019	40,000	40,252
3.45%, 8/1/2024	120,000	121,914

		772,837

IT Services - 1.8%
Fidelity National Information Services, Inc.
3.63%, 10/15/2020	53,000	55,471
3.00%, 8/15/2026	100,000	98,174
Fiserv, Inc.
3.50%, 10/1/2022	80,000	82,945
International Business Machines Corp.
8.38%, 11/1/2019	10,000	11,452
3.63%, 2/12/2024	100,000	105,263
3.45%, 2/19/2026	100,000	102,725
Visa, Inc.
2.80%, 12/14/2022	300,000	306,816

		762,846

Media - 3.2%
21st Century Fox America, Inc.
4.50%, 2/15/2021	100,000	107,399
3.70%, 10/15/2025	50,000	51,789

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Media - (continued)
CBS Corp.
3.70%, 8/15/2024	80,000	82,698
Comcast Corp.
3.60%, 3/1/2024	100,000	105,611
3.15%, 3/1/2026	200,000	202,666
Discovery Communications LLC
3.30%, 5/15/2022	40,000	40,427
4.90%, 3/11/2026	100,000	106,998
Omnicom Group, Inc.
4.45%, 8/15/2020	170,000	181,628
Time Warner, Inc.
4.70%, 1/15/2021	80,000	86,392
4.05%, 12/15/2023	100,000	106,060
3.55%, 6/1/2024	80,000	81,905
3.88%, 1/15/2026	150,000	153,073
Walt Disney Co. (The)
3.00%, 2/13/2026	60,000	60,550

		1,367,196

Multiline Retail - 0.1%
Target Corp.
2.50%, 4/15/2026	40,000	38,434

Multi-Utilities - 0.7%
CMS Energy Corp.
3.00%, 5/15/2026	15,000	14,785
Dominion Energy, Inc.
2.50%, 12/1/2019	150,000	151,555
4.45%, 3/15/2021	60,000	64,363
Sempra Energy
3.55%, 6/15/2024	80,000	82,346

		313,049

Oil, Gas & Consumable Fuels - 6.1%
BP Capital Markets plc
4.50%, 10/1/2020	200,000	215,428
3.25%, 5/6/2022	200,000	207,127
Chevron Corp.
3.19%, 6/24/2023	150,000	156,316
2.95%, 5/16/2026	150,000	150,514
ConocoPhillips Co.
2.40%, 12/15/2022	100,000	99,369
Enbridge, Inc.
2.90%, 7/15/2022	150,000	151,330
Energy Transfer LP
4.65%, 6/1/2021	250,000	265,527
Enterprise Products Operating LLC
3.35%, 3/15/2023	180,000	185,377
3.75%, 2/15/2025	100,000	104,125
EOG Resources, Inc.
2.45%, 4/1/2020	75,000	75,638
Exxon Mobil Corp.
2.73%, 3/1/2023	160,000	163,164
Kinder Morgan Energy Partners LP
3.95%, 9/1/2022	150,000	155,828
Occidental Petroleum Corp.
2.70%, 2/15/2023	80,000	80,632
3.00%, 2/15/2027	100,000	98,832
Plains All American Pipeline LP
3.60%, 11/1/2024	150,000	147,290
Total Capital Canada Ltd.
2.75%, 7/15/2023	130,000	131,991

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Total Capital International SA
3.75%, 4/10/2024	80,000	85,004
TransCanada PipeLines Ltd.
3.80%, 10/1/2020	50,000	52,608
Williams Partners LP
4.13%, 11/15/2020	100,000	105,080

		2,631,180

Pharmaceuticals - 2.1%
Allergan Funding SCS
3.80%, 3/15/2025	250,000	260,299
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/2023	150,000	153,497
Johnson & Johnson
2.05%, 3/1/2023	50,000	49,796
Merck & Co., Inc.
1.85%, 2/10/2020	60,000	60,210
2.75%, 2/10/2025	65,000	65,331
Novartis Capital Corp.
3.40%, 5/6/2024	100,000	105,079
Pfizer, Inc.
1.95%, 6/3/2021	150,000	150,182
Wyeth LLC
6.45%, 2/1/2024	40,000	48,647

		893,041

Road & Rail - 0.8%
Burlington Northern Santa Fe LLC
3.05%, 3/15/2022	100,000	103,551
CSX Corp.
3.70%, 10/30/2020	70,000	73,282
Norfolk Southern Corp.
3.00%, 4/1/2022	80,000	81,939
Union Pacific Corp.
3.25%, 8/15/2025	100,000	103,492

		362,264

Semiconductors & Semiconductor Equipment - 1.1%
Applied Materials, Inc.
3.30%, 4/1/2027	75,000	76,709
Intel Corp.
2.88%, 5/11/2024	150,000	151,973
3.70%, 7/29/2025	100,000	105,922
QUALCOMM, Inc.
3.25%, 5/20/2027	150,000	151,251

		485,855

Software - 2.2%
Microsoft Corp.
2.70%, 2/12/2025	140,000	140,593
2.40%, 8/8/2026	200,000	193,202
3.30%, 2/6/2027	150,000	155,288
Oracle Corp.
1.90%, 9/15/2021	100,000	99,597
2.50%, 5/15/2022	250,000	253,674
2.95%, 5/15/2025	100,000	101,186

		943,540

Specialty Retail - 0.6%
Home Depot, Inc. (The)
2.63%, 6/1/2022	100,000	102,094
3.00%, 4/1/2026	75,000	75,740
Lowe’s Cos., Inc.
3.38%, 9/15/2025	100,000	103,501

		281,335

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.
2.25%, 2/23/2021	350,000	353,523
2.40%, 5/3/2023	230,000	230,329
3.25%, 2/23/2026	150,000	153,301
2.45%, 8/4/2026	100,000	96,322
3.35%, 2/9/2027	150,000	154,316
3.20%, 5/11/2027	100,000	101,564
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025	95,000	100,733
HP, Inc.
4.38%, 9/15/2021	25,000	26,696
4.05%, 9/15/2022	125,000	132,048

		1,348,832

Tobacco - 1.5%
Altria Group, Inc.
2.85%, 8/9/2022	160,000	163,364
4.00%, 1/31/2024	55,000	59,018
Philip Morris International, Inc.
3.60%, 11/15/2023	95,000	100,051
2.75%, 2/25/2026	100,000	98,043
Reynolds American, Inc.
3.25%, 6/12/2020	54,000	55,745
4.00%, 6/12/2022	150,000	159,463

		635,684

Trading Companies & Distributors - 0.3%
Air Lease Corp.
2.13%, 1/15/2020	120,000	119,958

TOTAL CORPORATE BONDS (Cost $42,425,573)		42,775,386

Total Investments — 98.6% (Cost $42,425,573)		42,775,386
Other Assets Less Liabilities — 1.4%		607,708

Net assets — 100.0%		43,383,094

(a)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.

Percentages shown are based on Net Assets

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$434,123
Aggregate gross unrealized depreciation	(84,407)

Net unrealized appreciation	$349,716

Federal income tax cost of investments	$42,425,670

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 98.6%
Aerospace & Defense - 2.7%
Lockheed Martin Corp.
3.60%, 3/1/2035	45,000	44,452
3.80%, 3/1/2045	30,000	29,501
4.70%, 5/15/2046	50,000	56,381
Northrop Grumman Corp.
4.75%, 6/1/2043	40,000	45,006
Raytheon Co.
4.88%, 10/15/2040	15,000	17,562
Rockwell Collins, Inc.
4.35%, 4/15/2047	20,000	21,087
United Technologies Corp.
5.70%, 4/15/2040	65,000	81,729
4.50%, 6/1/2042	60,000	65,539

		361,257

Air Freight & Logistics - 1.1%
FedEx Corp.
3.90%, 2/1/2035	75,000	75,879
4.75%, 11/15/2045	50,000	54,618
United Parcel Service, Inc.
6.20%, 1/15/2038	15,000	20,260

		150,757

Automobiles - 1.2%
Daimler Finance North America LLC
8.50%, 1/18/2031	15,000	22,645
General Motors Co.
5.00%, 4/1/2035	50,000	51,071
6.75%, 4/1/2046	75,000	89,969

		163,685

Banks - 11.1%
Bank of America Corp.
Series L, 4.18%, 11/25/2027	90,000	93,122
5.00%, 1/21/2044	70,000	80,302
Series L, 4.75%, 4/21/2045	30,000	32,337
4.44%, 1/20/2048(a)	75,000	79,938
Citigroup, Inc.
4.45%, 9/29/2027	120,000	126,439
8.13%, 7/15/2039	17,000	26,286
5.88%, 1/30/2042	30,000	37,919
5.30%, 5/6/2044	105,000	120,172
4.65%, 7/30/2045	75,000	81,849
4.75%, 5/18/2046	30,000	31,970
Fifth Third Bancorp
8.25%, 3/1/2038	20,000	29,977
HSBC Holdings plc
6.10%, 1/14/2042	70,000	92,687
JPMorgan Chase & Co.
3.63%, 12/1/2027	100,000	100,313
5.60%, 7/15/2041	40,000	49,677
5.40%, 1/6/2042	60,000	72,766
4.95%, 6/1/2045	190,000	214,390
Wells Fargo & Co.
5.38%, 11/2/2043	130,000	151,506

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Banks - (continued)
4.75%, 12/7/2046	50,000	54,286

		1,475,936

Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.
4.70%, 2/1/2036	50,000	55,450
PepsiCo, Inc.
4.45%, 4/14/2046	35,000	38,431
3.45%, 10/6/2046	40,000	37,935

		131,816

Biotechnology - 4.8%
AbbVie, Inc.
4.50%, 5/14/2035	185,000	197,777
Amgen, Inc.
5.15%, 11/15/2041	50,000	57,803
Biogen, Inc.
5.20%, 9/15/2045	30,000	34,572
Celgene Corp.
5.00%, 8/15/2045	50,000	57,077
Gilead Sciences, Inc.
4.60%, 9/1/2035	80,000	87,287
4.75%, 3/1/2046	110,000	121,446
4.15%, 3/1/2047	80,000	80,864

		636,826

Building Products - 0.2%
Owens Corning
4.30%, 7/15/2047	25,000	24,320

Capital Markets - 5.4%
CME Group, Inc.
5.30%, 9/15/2043	20,000	24,931
Credit Suisse USA, Inc.
7.13%, 7/15/2032	20,000	27,656
Goldman Sachs Group, Inc. (The)
6.13%, 2/15/2033	190,000	238,391
6.75%, 10/1/2037	140,000	184,113
6.25%, 2/1/2041	70,000	91,676
5.15%, 5/22/2045	50,000	56,628
Morgan Stanley
6.38%, 7/24/2042	30,000	39,936
4.30%, 1/27/2045	50,000	51,567

		714,898

Chemicals - 2.4%
Dow Chemical Co. (The)
7.38%, 11/1/2029	20,000	27,036
4.38%, 11/15/2042	65,000	66,858
Eastman Chemical Co.
4.80%, 9/1/2042	30,000	32,198
Ecolab, Inc.
5.50%, 12/8/2041	15,000	18,379
EI du Pont de Nemours & Co.
4.90%, 1/15/2041	30,000	33,787
LYB International Finance BV
4.88%, 3/15/2044	60,000	64,963
Monsanto Co.
4.20%, 7/15/2034	20,000	20,378
4.40%, 7/15/2044	40,000	41,256

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Chemicals - (continued)
Praxair, Inc.
3.55%, 11/7/2042	10,000	9,609

		314,464

Communications Equipment - 0.6%
Cisco Systems, Inc.
5.90%, 2/15/2039	45,000	58,493
Harris Corp
5.05%, 4/27/2045	20,000	22,744

		81,237

Consumer Finance - 0.1%
American Express Co.
4.05%, 12/3/2042	20,000	20,514

Diversified Financial Services - 1.6%
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	200,000	216,945

Diversified Telecommunication Services - 5.9%
AT&T, Inc.
4.50%, 5/15/2035	50,000	48,840
5.25%, 3/1/2037	125,000	131,233
4.50%, 3/9/2048	100,000	92,604
British Telecommunications plc
9.12%, 12/15/2030	70,000	107,265
Deutsche Telekom International Finance BV
8.75%, 6/15/2030	70,000	104,299
Orange SA
9.00%, 3/1/2031(b)	35,000	53,383
Verizon Communications, Inc.
4.40%, 11/1/2034	30,000	29,552
4.86%, 8/21/2046	100,000	98,686
4.67%, 3/15/2055	135,000	124,565

		790,427

Electric Utilities - 4.3%
Appalachian Power Co.
7.00%, 4/1/2038	25,000	34,897
Duke Energy Corp.
4.80%, 12/15/2045	50,000	55,913
3.75%, 9/1/2046	60,000	58,483
Emera US Finance LP
4.75%, 6/15/2046	50,000	53,771
Florida Power & Light Co.
4.13%, 2/1/2042	50,000	53,360
Pacific Gas & Electric Co.
6.05%, 3/1/2034	50,000	65,030
4.00%, 12/1/2046	30,000	31,079
Progress Energy, Inc.
7.75%, 3/1/2031	20,000	28,464
South Carolina Electric & Gas Co.
4.35%, 2/1/2042	20,000	20,648
Southern California Edison Co.
4.65%, 10/1/2043	30,000	34,888
Southern Co. (The)
4.40%, 7/1/2046	125,000	130,871

		567,404

Electrical Equipment - 0.2%
Eaton Corp.
4.15%, 11/2/2042	25,000	25,869

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Equity Real Estate Investment Trusts (REITs) - 0.5%
Simon Property Group LP
4.75%, 3/15/2042	25,000	26,804
Weyerhaeuser Co.
7.38%, 3/15/2032	30,000	41,662

		68,466

Food & Staples Retailing - 2.8%
CVS Health Corp.
5.13%, 7/20/2045	80,000	92,163
Sysco Corp.
4.85%, 10/1/2045	20,000	22,250
Walgreen Co.
4.40%, 9/15/2042	50,000	50,661
Wal-Mart Stores, Inc.
5.25%, 9/1/2035	105,000	129,471
6.50%, 8/15/2037	30,000	42,040
6.20%, 4/15/2038	25,000	34,275

		370,860

Food Products - 0.8%
General Mills, Inc.
5.40%, 6/15/2040	10,000	11,777
Kellogg Co.
4.50%, 4/1/2046	20,000	20,768
Mead Johnson Nutrition Co.
4.60%, 6/1/2044	25,000	27,741
Tyson Foods, Inc.
5.15%, 8/15/2044	20,000	22,832
Unilever Capital Corp.
5.90%, 11/15/2032	15,000	19,778

		102,896

Health Care Equipment & Supplies - 0.8%
Medtronic, Inc.
4.38%, 3/15/2035	70,000	77,678
Stryker Corp.
4.63%, 3/15/2046	30,000	33,294

		110,972

Health Care Providers & Services - 2.6%
Aetna, Inc.
6.75%, 12/15/2037	30,000	41,993
Anthem, Inc.
4.65%, 1/15/2043	80,000	87,316
Express Scripts Holding Co.
4.80%, 7/15/2046	30,000	31,431
McKesson Corp.
4.88%, 3/15/2044	20,000	22,589
UnitedHealth Group, Inc.
4.63%, 7/15/2035	50,000	56,749
6.88%, 2/15/2038	50,000	71,987
3.95%, 10/15/2042	30,000	30,525

		342,590

Hotels, Restaurants & Leisure - 1.0%
McDonald’s Corp.
6.30%, 3/1/2038	80,000	104,634
4.88%, 12/9/2045	25,000	28,170

		132,804

Household Products - 0.4%
Kimberly-Clark Corp.
3.20%, 7/30/2046	25,000	22,638

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Household Products - (continued)
Procter & Gamble Co. (The)
5.55%, 3/5/2037	20,000	26,643

		49,281

Industrial Conglomerates - 1.5%
3M Co.
5.70%, 3/15/2037	10,000	12,711
General Electric Co.
6.75%, 3/15/2032	15,000	20,839
5.88%, 1/14/2038	30,000	38,738
4.50%, 3/11/2044	50,000	55,556
Honeywell International, Inc.
5.70%, 3/15/2037	20,000	25,454
Ingersoll-Rand Global Holding Co. Ltd.
5.75%, 6/15/2043	15,000	18,762
Koninklijke Philips NV
5.00%, 3/15/2042	30,000	33,089

		205,149

Insurance - 3.8%
Allstate Corp. (The)
5.55%, 5/9/2035	20,000	24,459
4.20%, 12/15/2046	30,000	31,810
American International Group, Inc.
3.88%, 1/15/2035	60,000	58,980
4.50%, 7/16/2044	30,000	31,158
Aon plc
4.75%, 5/15/2045	50,000	54,391
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	30,000	38,557
Chubb Corp. (The)
6.00%, 5/11/2037	20,000	26,118
Marsh & McLennan Cos., Inc.
4.35%, 1/30/2047	15,000	15,984
MetLife, Inc.
6.40%, 12/15/2036	50,000	57,933
4.88%, 11/13/2043	50,000	57,072
Principal Financial Group, Inc.
6.05%, 10/15/2036	20,000	25,371
Prudential Financial, Inc.
5.70%, 12/14/2036	40,000	48,852
Travelers Cos., Inc. (The)
4.60%, 8/1/2043	30,000	33,793

		504,478

Internet Software & Services - 0.2%
eBay, Inc.
4.00%, 7/15/2042	30,000	26,321

IT Services - 0.7%
International Business Machines Corp.
4.00%, 6/20/2042	30,000	30,267
Visa, Inc.
4.30%, 12/14/2045	60,000	65,977

		96,244

Machinery - 0.2%
Illinois Tool Works, Inc.
3.90%, 9/1/2042	20,000	20,571

Media - 7.7%
21st Century Fox America, Inc.
6.20%, 12/15/2034	55,000	68,558
4.75%, 9/15/2044	90,000	95,936

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Media - (continued)
CBS Corp.
4.60%, 1/15/2045	50,000	51,561
Comcast Corp.
5.65%, 6/15/2035	110,000	134,404
6.45%, 3/15/2037	60,000	80,568
4.60%, 8/15/2045	125,000	136,792
3.40%, 7/15/2046	120,000	109,261
Discovery Communications LLC
4.88%, 4/1/2043	35,000	32,381
Historic TW, Inc.
6.63%, 5/15/2029	100,000	126,648
Time Warner, Inc.
6.10%, 7/15/2040	75,000	89,793
4.85%, 7/15/2045	60,000	62,063
Walt Disney Co. (The)
4.13%, 6/1/2044	40,000	41,989

		1,029,954

Metals & Mining - 0.5%
Rio Tinto Finance USA plc
4.13%, 8/21/2042	60,000	62,239

Multiline Retail - 0.4%
Target Corp.
4.00%, 7/1/2042	50,000	50,497

Multi-Utilities - 3.6%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	65,000	84,946
4.50%, 2/1/2045	80,000	88,215
Consolidated Edison Co. of New York, Inc.
4.63%, 12/1/2054	26,000	29,285
Series C, 4.30%, 12/1/2056	30,000	31,841
Dominion Energy, Inc.
Series B, 5.95%, 6/15/2035	95,000	117,118
NiSource Finance Corp.
5.65%, 2/1/2045	20,000	24,296
4.38%, 5/15/2047	40,000	42,079
Sempra Energy
6.00%, 10/15/2039	20,000	25,441
Southern Co. Gas Capital Corp.
5.88%, 3/15/2041	30,000	36,601

		479,822

Oil, Gas & Consumable Fuels - 8.2%
ConocoPhillips
5.90%, 10/15/2032	60,000	72,004
Devon Energy Corp.
4.75%, 5/15/2042	80,000	78,923
Enbridge, Inc.
4.50%, 6/10/2044	30,000	30,195
Encana Corp.
6.50%, 8/15/2034	50,000	57,732
Energy Transfer LP
6.05%, 6/1/2041	50,000	52,993
Enterprise Products Operating LLC
6.45%, 9/1/2040	75,000	94,629
4.85%, 3/15/2044	40,000	42,938
4.90%, 5/15/2046	30,000	32,592
Exxon Mobil Corp.
4.11%, 3/1/2046	35,000	37,409
Magellan Midstream Partners LP
5.15%, 10/15/2043	15,000	16,480

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Oil, Gas & Consumable Fuels - (continued)
Marathon Petroleum Corp.
4.75%, 9/15/2044	40,000	39,117
Occidental Petroleum Corp.
4.63%, 6/15/2045	40,000	43,450
ONEOK Partners LP
6.13%, 2/1/2041	35,000	40,074
Petro-Canada
5.95%, 5/15/2035	100,000	119,834
Phillips 66
5.88%, 5/1/2042	60,000	73,325
Phillips 66 Partners LP
4.90%, 10/1/2046	20,000	20,103
Plains All American Pipeline LP
5.15%, 6/1/2042	50,000	48,138
TransCanada PipeLines Ltd.
5.85%, 3/15/2036	100,000	123,108
Valero Energy Corp.
6.63%, 6/15/2037	60,000	75,001

		1,098,045

Pharmaceuticals - 4.5%
Allergan Funding SCS
4.55%, 3/15/2035	100,000	107,504
AstraZeneca plc
4.38%, 11/16/2045	100,000	105,850
Eli Lilly & Co.
3.70%, 3/1/2045	20,000	20,059
GlaxoSmithKline Capital, Inc.
5.38%, 4/15/2034	30,000	35,867
Johnson & Johnson
4.38%, 12/5/2033	30,000	34,159
3.70%, 3/1/2046	30,000	30,911
Merck & Co., Inc.
3.70%, 2/10/2045	40,000	40,285
Novartis Capital Corp.
3.70%, 9/21/2042	30,000	29,999
Pfizer, Inc.
4.40%, 5/15/2044	60,000	66,458
Wyeth LLC
6.50%, 2/1/2034	75,000	100,528
Zoetis, Inc.
4.70%, 2/1/2043	30,000	32,914

		604,534

Road & Rail - 2.9%
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037	40,000	52,464
4.13%, 6/15/2047	40,000	42,165
Canadian Pacific Railway Co.
4.80%, 8/1/2045	30,000	34,157
CSX Corp.
6.15%, 5/1/2037	90,000	116,195
4.10%, 3/15/2044	30,000	30,595
Norfolk Southern Corp.
4.84%, 10/1/2041	55,000	62,110
Union Pacific Corp.
4.75%, 9/15/2041	20,000	22,787
4.05%, 3/1/2046	25,000	26,092

		386,565

Semiconductors & Semiconductor Equipment - 1.5%
Applied Materials, Inc.
5.85%, 6/15/2041	15,000	19,198
4.35%, 4/1/2047	30,000	32,317

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Intel Corp.
4.90%, 7/29/2045	70,000	81,787
QUALCOMM, Inc.
4.65%, 5/20/2035	30,000	33,109
4.80%, 5/20/2045	35,000	38,689

		205,100

Software - 4.9%
Microsoft Corp.
3.50%, 2/12/2035	130,000	131,797
4.00%, 2/12/2055	85,000	86,185
3.95%, 8/8/2056	150,000	151,887
4.50%, 2/6/2057	75,000	83,495
Oracle Corp.
5.38%, 7/15/2040	50,000	61,274
4.13%, 5/15/2045	25,000	25,916
4.00%, 7/15/2046	55,000	56,000
4.38%, 5/15/2055	50,000	52,834

		649,388

Specialty Retail - 1.4%
Home Depot, Inc. (The)
5.88%, 12/16/2036	70,000	91,048
4.40%, 3/15/2045	40,000	43,489
Lowe’s Cos., Inc.
3.70%, 4/15/2046	60,000	57,752

		192,289

Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.
4.38%, 5/13/2045	90,000	98,064
4.65%, 2/23/2046	70,000	78,852
HP, Inc.
6.00%, 9/15/2041	30,000	32,147

		209,063

Tobacco - 2.6%
Altria Group, Inc.
4.25%, 8/9/2042	50,000	51,019
5.38%, 1/31/2044	70,000	82,838
Philip Morris International, Inc.
6.38%, 5/16/2038	50,000	65,380
4.13%, 3/4/2043	70,000	70,154
Reynolds American, Inc.
5.85%, 8/15/2045	65,000	79,272

		348,663

Wireless Telecommunication Services - 0.9%
New Cingular Wireless Services, Inc.
8.75%, 3/1/2031	20,000	28,921
Rogers Communications, Inc.
5.00%, 3/15/2044	45,000	51,315
Vodafone Group plc
7.88%, 2/15/2030	25,000	34,125

		114,361

TOTAL CORPORATE BONDS (Cost $12,745,677)		13,137,507

Total Investments — 98.6% (Cost $12,745,677)		13,137,507
Other Assets Less Liabilities — 1.4%		189,213

Net assets — 100.0%		13,326,720

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

July 31, 2017 (Unaudited)

(a)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(b)

Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2017.

Percentages shown are based on Net Assets.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$459,691
Aggregate gross unrealized depreciation	(73,432)

Net unrealized appreciation	$386,259

Federal income tax cost of investments	$12,751,248

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 80.8%
Aerospace & Defense - 1.5%
Boeing Co. (The)
2.13%, 3/1/2022	1,000,000	1,004,995
United Technologies Corp.
1.52%, 11/1/2019(a)	916,000	922,546
1.90%, 5/4/2020	458,000	459,803

		2,387,344

Air Freight & Logistics - 1.8%
United Parcel Service, Inc.
1.13%, 10/1/2017	1,067,000	1,066,748
1.56%, 5/16/2022(a)	1,838,000	1,845,694

		2,912,442

Automobiles - 1.0%
Daimler Finance North America LLC
1.38%, 8/1/2017(b)	750,000	750,000
1.70%, 5/5/2020(a)(b)	916,000	918,370

		1,668,370

Banks - 21.6%
Bank of America Corp.
1.80%, 8/25/2017(a)	749,000	749,267
Bank of Montreal
1.80%, 7/31/2018	1,200,000	1,203,093
Bank of Nova Scotia (The)
1.69%, 7/14/2020(a)	2,300,000	2,302,231
Canadian Imperial Bank of Commerce
1.97%, 6/16/2022(a)	3,000,000	3,007,773
Citibank NA
1.41%, 11/9/2018(a)	3,000,000	3,003,231
1.61%, 3/20/2019(a)	400,000	400,626
Citigroup, Inc.
2.27%, 4/25/2022(a)	1,380,000	1,389,518
Commonwealth Bank of Australia
1.64%, 3/12/2018(a)(b)	749,000	750,510
1.63%, 3/12/2018	1,000,000	1,001,046
1.96%, 11/2/2018(a)(b)	830,000	836,723
DBS Group Holdings Ltd.
1.71%, 6/8/2020(a)(b)	800,000	802,881
JPMorgan Chase & Co.
2.21%, 1/25/2018(a)	928,000	931,664
1.88%, 6/1/2021(a)	1,000,000	1,003,332
Lloyds Bank plc
1.77%, 3/16/2018(a)	1,000,000	1,001,592
National Australia Bank Ltd.
2.08%, 1/14/2019(a)	1,000,000	1,008,066
1.89%, 1/10/2020(a)(b)	2,000,000	2,011,296
National Bank of Canada
2.10%, 12/14/2018	1,000,000	1,003,874
1.79%, 6/12/2020(a)	700,000	701,872
Nederlandse Waterschapsbank NV
1.41%, 2/14/2018(a)(b)	1,000,000	1,001,276
PNC Bank NA
1.54%, 5/19/2020(a)	900,000	902,970
Royal Bank of Canada
1.78%, 3/15/2019(a)	185,000	185,881
1.59%, 3/2/2020(a)	2,205,000	2,209,145

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Banks - (continued)
1.74%, 3/6/2020(a)	749,000	753,218
Sumitomo Mitsui Trust Bank Ltd.
1.73%, 3/6/2019(a)(b)	1,000,000	1,000,944
US Bancorp
1.71%, 4/25/2019(a)	633,000	636,771
US Bank NA
1.38%, 9/11/2017	1,000,000	1,000,077
Wells Fargo & Co.
Series N, 2.15%, 1/30/2020	144,000	144,821
Wells Fargo Bank NA
1.77%, 9/7/2017(a)	1,000,000	1,000,540
1.65%, 1/22/2018	500,000	500,550
Westpac Banking Corp.
1.50%, 12/1/2017	69,000	69,021
1.93%, 11/23/2018(a)	830,000	836,425
1.65%, 3/6/2020(a)	1,838,000	1,838,938

		35,189,172

Beverages - 1.3%
Coca-Cola Co. (The)
1.23%, 11/16/2017(a)	1,195,000	1,195,265
1.55%, 9/1/2021	155,000	152,756
PepsiCo, Inc.
Series 1, 1.00%, 10/13/2017	830,000	829,573

		2,177,594

Biotechnology - 1.0%
Amgen, Inc.
1.50%, 5/10/2019(a)	1,559,000	1,564,552

Capital Markets - 2.6%
Credit Suisse AG
1.75%, 1/29/2018	1,225,000	1,226,106
Goldman Sachs Group, Inc. (The) Series 1, 2.51%,
4/30/2018(a)	924,000	930,531
1.95%, 7/23/2019	600,000	600,325
Morgan Stanley
2.50%, 1/24/2019	281,000	283,722
2.24%, 7/22/2022(a)	1,000,000	1,001,735
UBS AG
1.80%, 6/8/2020(a)(b)	200,000	200,921

		4,243,340

Chemicals - 0.6%
EI du Pont de Nemours & Co.
1.70%, 5/1/2020(a)	916,000	924,459

Communications Equipment - 1.8%
Cisco Systems, Inc.
1.40%, 2/28/2018	2,330,000	2,331,410
1.70%, 3/1/2019(a)	598,000	602,285

		2,933,695

Consumer Finance - 10.8%
American Express Co.
2.50%, 8/1/2022	1,500,000	1,501,149
American Express Credit Corp.
1.67%, 8/15/2019(a)	821,000	825,533
1.65%, 3/3/2020(a)	1,838,000	1,842,077

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Consumer Finance - (continued)
American Honda Finance Corp.
1.55%, 12/11/2017	185,000	185,101
1.32%, 3/8/2018(a)	458,000	458,258
1.52%, 2/14/2020(a)	623,000	625,086
1.95%, 7/20/2020	400,000	400,816
Capital One Financial Corp.
2.17%, 3/9/2022(a)	1,101,000	1,103,508
Caterpillar Financial Services Corp.
1.25%, 8/18/2017	113,000	112,993
1.40%, 12/6/2018(a)	600,000	600,352
1.57%, 3/22/2019(a)	2,205,000	2,208,830
Ford Motor Credit Co. LLC Series 1, 2.06%,
3/12/2019(a)	1,000,000	1,003,899
Harley-Davidson Financial Services, Inc.
1.57%, 3/8/2019(a)(b)	1,380,000	1,382,941
John Deere Capital Corp.
1.57%, 10/15/2018(a)	916,000	918,694
1.95%, 12/13/2018	13,000	13,071
1.54%, 3/13/2020(a)	1,734,000	1,738,137
Synchrony Financial
1.88%, 8/15/2017	1,141,000	1,141,080
Toyota Motor Credit Corp.
1.56%, 4/17/2020(a)	1,559,000	1,563,032

		17,624,557

Diversified Financial Services - 4.0%
JPMorgan Chase Bank NA
1.45%, 9/21/2018	1,000,000	997,490
1.73%, 9/21/2018(a)	1,000,000	1,003,241
Shell International Finance BV
1.76%, 11/10/2018(a)	912,000	918,037
2.13%, 5/11/2020	749,000	755,358
Siemens Financieringsmaatschappij NV
1.45%, 5/25/2018(b)	749,000	748,905
1.47%, 5/25/2018(a)	1,000,000	1,002,007
1.59%, 3/16/2020(a)(b)	1,045,000	1,048,954

		6,473,992

Electric Utilities - 0.5%
Southern Co. (The)
1.30%, 8/15/2017	801,000	800,998

Electrical Equipment - 0.2%
Eaton Corp.
1.50%, 11/2/2017	293,000	293,037

Food & Staples Retailing - 0.6%
Costco Wholesale Corp.
2.30%, 5/18/2022	916,000	919,219
Walgreens Boots Alliance, Inc.
1.75%, 11/17/2017	59,000	59,036

		978,255

Food Products - 1.6%
Tyson Foods, Inc.
1.76%, 6/2/2020(a)	600,000	602,915
Unilever Capital Corp.
0.85%, 8/2/2017	2,000,000	2,000,000

		2,602,915

Health Care Providers & Services - 1.5%
Cardinal Health, Inc.
1.95%, 6/14/2019	1,500,000	1,506,877

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Health Care Providers & Services - (continued)
McKesson Corp.
1.40%, 3/15/2018	916,000	915,392

		2,422,269

Household Durables - 0.5%
Whirlpool Corp.
1.65%, 11/1/2017	900,000	900,143

Household Products - 1.9%
Church & Dwight Co., Inc.
1.46%, 1/25/2019(a)	1,400,000	1,400,551
Kimberly-Clark Corp.
1.40%, 2/15/2019	672,000	671,471
1.90%, 5/22/2019	249,000	250,752
Procter & Gamble Co. (The)
1.44%, 11/1/2019(a)	739,000	745,500

		3,068,274

Industrial Conglomerates - 1.6%
General Electric Co.
5.63%, 9/15/2017	52,000	52,259
1.60%, 11/20/2017	796,000	796,625
5.25%, 12/6/2017	91,000	92,208
1.81%, 1/14/2019(a)	700,000	704,650
Honeywell International, Inc.
1.40%, 10/30/2019	916,000	911,650

		2,557,392

Insurance - 1.3%
Berkshire Hathaway Finance Corp.
1.60%, 1/12/2018(a)	749,000	750,170
1.94%, 3/15/2019(a)	830,000	838,814
1.62%, 1/10/2020(a)	552,000	555,522

		2,144,506

Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc.
1.20%, 11/29/2017	500,000	499,675

IT Services - 2.4%
International Business Machines Corp.
1.63%, 8/18/2017(a)	2,257,000	2,257,442
1.25%, 2/8/2018	400,000	399,731
Mastercard, Inc.
2.00%, 4/1/2019	144,000	145,255
Visa, Inc.
1.20%, 12/14/2017	1,160,000	1,159,832

		3,962,260

Machinery - 0.6%
Stanley Black & Decker, Inc.
1.62%, 11/17/2018	916,000	915,656

Media - 2.0%
Walt Disney Co. (The)
1.51%, 5/30/2019(a)	973,000	978,682
1.80%, 6/5/2020	2,000,000	2,001,308
1.61%, 3/4/2022(a)	200,000	201,197

		3,181,187

Oil, Gas & Consumable Fuels - 2.5%
Canadian Natural Resources Ltd.
1.75%, 1/15/2018	153,000	152,987
Chevron Corp.
1.68%, 5/16/2018(a)	1,025,000	1,028,953
1.29%, 2/28/2019(a)	916,000	916,725

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Oil, Gas & Consumable Fuels - (continued)
1.96%, 3/3/2020	55,000	55,261
2.13%, 5/16/2021(a)	458,000	468,800
Exxon Mobil Corp.
1.80%, 2/28/2018(a)	830,000	833,097
Total Capital Canada Ltd.
1.45%, 1/15/2018	621,000	621,051

		4,076,874

Pharmaceuticals - 5.9%
AstraZeneca plc
1.75%, 11/16/2018	830,000	831,288
1.71%, 11/16/2018(a)	830,000	834,325
Eli Lilly & Co.
1.25%, 3/1/2018	2,062,000	2,060,357
Johnson & Johnson
5.55%, 8/15/2017	1,120,000	1,121,597
1.13%, 11/21/2017	867,000	866,395
1.47%, 3/1/2019(a)	874,000	877,702
Merck & Co., Inc.
1.54%, 5/18/2018(a)	2,939,000	2,947,459

		9,539,123

Road & Rail - 0.5%
Canadian National Railway Co.
1.35%, 11/14/2017(a)	749,000	749,354

Semiconductors & Semiconductor Equipment - 1.9%
Intel Corp.
1.26%, 5/11/2020(a)	2,754,000	2,753,496
QUALCOMM, Inc.
1.65%, 5/20/2020(a)	352,000	353,949

		3,107,445

Software - 0.9%
Oracle Corp.
1.20%, 10/15/2017	1,480,000	1,479,488

Specialty Retail - 1.8%
Home Depot, Inc. (The)
2.00%, 6/15/2019	3,000	3,027
1.37%, 6/5/2020(a)	1,700,000	1,702,038
Lowe’s Cos., Inc.
1.65%, 9/10/2019(a)	1,195,000	1,203,941

		2,909,006

Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc.
1.26%, 2/8/2019(a)	1,380,000	1,381,357
2.01%, 2/22/2019(a)	830,000	840,234
1.48%, 5/6/2019(a)	415,000	417,081

		2,638,672

Tobacco - 1.6%
Philip Morris International, Inc.
1.13%, 8/21/2017	2,572,000	2,571,684

Trading Companies & Distributors - 0.9%
Air Lease Corp.
2.63%, 7/1/2022	1,500,000	1,495,194

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - (continued)
Wireless Telecommunication Services - 0.2%
Vodafone Group plc
1.25%, 9/26/2017	372,000	371,969

TOTAL CORPORATE BONDS (Cost $131,084,337)		131,364,893

ASSET-BACKED SECURITIES - 5.4%
Ally Auto Receivables Trust Series 2017-3, Class A1, 1.10%, 6/15/2018	1,367,247	1,367,274
American Express Credit Account Master Trust Series 2017-2, Class A, 1.68%, 9/16/2024(a)	2,000,000	2,016,246
CarMax Auto Owner Trust Series 2017-1, Class A2, 1.54%, 2/18/2020	1,286,000	1,285,840
Citibank Credit Card Issuance Trust Series 2017-A4, Class A4, 1.44%, 4/7/2022(a)	900,000	901,942
GM Financial Automobile Leasing Trust Series 2015-3, Class A2A, 1.17%, 6/20/2018	33,189	33,183
Hyundai Auto Lease Securitization Trust Series 2017-A, Class A2B, 1.53%, 7/15/2019(a)	500,000	500,715
John Deere Owner Trust 2017 Series 2017-A, Class A2, 1.50%, 10/15/2019	916,000	915,919
Mercedes-Benz Auto Lease Trust Series 2017-A, Class A1, 1.15%, 4/16/2018	1,007,167	1,006,914
MMAF Equipment Finance LLC Series 2017-AA, Class A1, 1.17%, 5/16/2018	518,963	518,972
World Omni Auto Receivables Trust Series 2015-B, Class A2B, 1.63%, 7/15/2019(a)	112,206	112,242

TOTAL ASSET-BACKED SECURITIES (Cost $8,640,771)		8,659,247

U.S. GOVERNMENT AGENCY SECURITIES - 1.8%
FHLMC
1.50%, 9/9/2019	916,000	915,560
FNMA
1.50%, 7/30/2020	2,000,000	1,995,974

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $2,909,620)		2,911,534

FOREIGN GOVERNMENT SECURITIES - 1.7%
Japan Bank for International Cooperation
1.76%, 2/24/2020(a)	2,000,000	1,999,608

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES - (continued)
Kingdom of Sweden
1.50%, 7/25/2019(b)	800,000	800,574

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $2,799,612)		2,800,182

U.S. TREASURY OBLIGATION - 1.7%
U.S. Treasury Floating Rate Note 1.35%, 10/31/2018(a) (Cost $2,760,125)	2,760,300	2,766,765

SHORT-TERM INVESTMENTS - 8.6%
CERTIFICATES OF DEPOSIT - 4.3%
Chase Bank USA NA
1.73%, 1/9/2018(a)	2,000,000	2,003,634
Skandinaviska Enskilda Banken AB
1.44%, 4/26/2018(a)	3,000,000	3,002,604
Toronto-Dominion Bank
1.80%, 10/16/2017(a)	2,000,000	2,002,342

TOTAL CERTIFICATES OF DEPOSIT (Cost $7,000,000)		7,008,580

COMMERCIAL PAPER - 1.2%
Barton Capital SA 1.24%, 11/15/2017(a)(c)(d) (Cost $2,000,000)	2,000,000	2,000,000

REPURCHASE AGREEMENT - 3.1%
SG America Securities LLC, 1.51%, dated 7/31/2017, due 8/1/2017, repurchase price $5,000,210, collateralized by various Corporate Bonds, ranging from 4.00% - 10.75%, maturing 6/1/2018 - 1/1/2999; Medium Term Notes, ranging from 3.13% - 8.00%, maturing 1/15/2019 - 4/23/2020; total market value $5,464,187 (Cost $5,000,000)	5,000,000	5,000,000

TOTAL SHORT-TERM INVESTMENTS (Cost $14,000,000)		14,008,580

Total Investments — 100.0% (Cost $162,194,465)		162,511,201
Other Assets Less Liabilities — 0.0%(e)		43,983

Net assets — 100.0%		162,555,184

(a)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2017 and changes periodically.
(b)

Securities exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)

Security fair valued as of July 31, 2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2017 amounted to $2,000,000, which represents approximately 1.23% of net assets of the Fund.

(d)	The rate shown was the current yield as of July 31, 2017.
(e)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$334,778
Aggregate gross unrealized depreciation	(18,042)

Net unrealized appreciation	$316,736

Federal income tax cost of investments	$162,194,465

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2017 (Unaudited)

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2017:

Australia	5.1%
Canada	8.8
France	0.4
Germany	2.8
Japan	1.9
Netherlands	1.6
Singapore	0.5
Sweden	2.3
Switzerland	0.9
United Kingdom	3.1
United States	72.6
Other[1]	0.0 †

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Core Select Bond Fund

July 31, 2017 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 96.8%
FlexShares Credit-Scored US Corporate Bond Index Fund(a)	18,477	945,283
FlexShares Credit-Scored US Long Corporate Bond Index Fund(a)	6,907	370,388
FlexShares Disciplined Duration MBS Index Fund(a)	31,346	753,871
iShares 20+ Year Treasury Bond Fund	268	33,243
iShares 3-7 Year Treasury Bond Fund	1,281	158,690
iShares 7-10 Year Treasury Bond Fund	1,568	167,541

TOTAL EXCHANGE TRADED FUNDS (Cost $2,409,230)		2,429,016

	Principal Amount ($)
U.S. TREASURY OBLIGATION - 1.2%
U.S. Treasury Bond 3.00%, 5/15/2047 (Cost $30,520)	30,000	30,608

SHORT-TERM INVESTMENT - 0.8%
U.S. TREASURY OBLIGATION - 0.8%
U.S. Treasury Bill 1.06%, 10/26/2017(b)(c) (Cost $19,950)	20,000	19,949

Total Investments — 98.8% (Cost $2,459,700)		2,479,573
Other Assets Less Liabilities — 1.2%		31,356

Net assets — 100.0%		2,510,929

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the Underlying Funds.
(b)	All or a portion of the security pledged as collateral for Futures Contracts.
(c)	The rate shown was the current yield as of July 31, 2017.

Percentages shown are based on Net Assets.

As of July 31, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,778
Aggregate gross unrealized depreciation	(8,055)

Net unrealized appreciation	$19,723

Federal income tax cost of investments	$2,459,850

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Core Select Bond Fund

July 31, 2017 (Unaudited)

As of July 31, 2017, the FlexShares Core Select Bond Fund was invested in securities of affiliated FlexShares Funds. The Schedules of Investments of the affiliated FlexShares Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ending July 31, 2017, was as follows:

Security	Value November 18, 2016*	Purchases at Cost	Sales at Cost	Value July 31, 2017	Dividend Income	Realized Gain/(Loss)
FlexShares Credit-Scored US Corporate Bond Index Fund	$—	$1,164,088	$233,356	$945,283	$15,538	$1,314
FlexShares Credit-Scored US Long Corporate Bond Index Fund	—	459,320	98,750	370,388	10,984	412
FlexShares Disciplined Duration MBS Index Fund	—	1,288,437	526,512	753,871	16,121	(7,445)

	$—	$2,911,845	$858,618	$2,069,542	$42,643	$(5,719)

*	Commencement of investment operations.

Futures Contracts

FlexShares® Core Select Bond Fund had the following open futures contract as of July 31, 2017:

	Number of Contract	Expiration Date	Notional Amount at Value	Unrealized Depreciation
Short Contract
10 Year U.S. Ultra Bond Futures Contract	(1)	09/20/2017	$(135,047)	$(1,144)

See Accompanying Notes to the Schedules of Investments.

FlexShares® Trust

Notes to the Schedules of Investments

July 31, 2017 (Unaudited)

Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S.”) or (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Company Modernization

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. In part, the new and amended rules and forms amend Regulation S-X and require standardized, enhanced disclosure about derivatives in a Fund’s financial statements, as well as other amendments. The compliance date for amendments to Regulation S-X is August 1, 2017 for reporting periods ended on or after that date while the compliance date for the new form types and other rule amendments is on or after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Funds.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of a fund is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees. The Funds’ investments are valued using market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board of Trustees. Such circumstances include periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. Portfolio securities of the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund, FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund, FlexShares STOXX® Global ESG Impact Index Fund, FlexShares Morningstar Global Upstream Natural Resources Index Fund, FlexShares STOXX® Global Broad Infrastructure Index Fund, FlexShares Global Quality Real Estate Index Fund, FlexShares Real Assets Allocation Index Fund, FlexShares International Quality Dividend Index Fund, FlexShares International Quality Dividend Defensive Index Fund and FlexShares International Quality Dividend Dynamic Index Fund are listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2016 (Unaudited)

American Depositary Receipts (“ADRs”), are valued at the closing price, or last sale price, reported on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of bid quotes or the mean between the bid and asked quotes based upon quotes furnished by one or more broker-dealers or market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities, and certain derivative instruments. Fixed income securities may be valued using prices provided directly from one or more broker-dealers, market makers, or independent third-party pricing services which may use matrix pricing and valuation models, as well as recent market transactions for the same or similar assets, to derive values when such prices are believed to reflect fair market values of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost when it approximates fair value.

Foreign equity securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales for that day on the primary exchange, then the value is determined with reference to the last sale price on any other exchange. If there have been no sales of the security for that day on any exchange, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by Northern Trust Investments, Inc. (“NTI”). Any use of a different rate from the rates used by the Index Provider may adversely affect the Fund’s ability to track its Underlying Index. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

Exchange-traded financial futures and options thereon are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for other non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

Each Fund relies on various sources to calculate its NAV. The ability of the Funds’ administrator to calculate the NAV per share of the Funds is subject to operational risks associated with processing or human errors, systems or technology failures, and errors caused by third party service providers, data sources, or trading counterparties. Such failures may result in delays in the calculation of the Funds’ NAVs and/or the inability to calculate NAV over extended time periods. The Funds may be unable to recover any losses associated with such failures, and it may be necessary for alternative procedures to be followed to price portfolio securities when determining the Funds’ NAVs.

NTI has established a pricing and valuation committee (the “Northern Trust Asset Management PVC”) whose membership includes representatives of NTI. The Northern Trust Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board of Trustees’ oversight.

The Northern Trust Asset Management PVC is responsible for making the determination of the fair value of a security. In making its determination, the Northern Trust Asset Management PVC considers factors that it deems appropriate to the determination of the fair value of the security. Such factors include, but are not limited to, the type of security; the current financial position of the issuer; the cost of the investment; information as to any transactions or offers with respect to a security; market value of a similar freely-traded security; and news events. NTI monitors markets and the issuer’s circumstances that affect a security’s valuation to determine the continued appropriateness of a security’s fair valuation. The Northern Trust Asset Management PVC will review if the markets and issuer’s circumstances relevant to the valuation of a fair valued security change materially.

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2017 (Unaudited)

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

For each Level 3 security, if any, that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The results of such back testing and fair valued securities are reported quarterly to the Board of Trustees.

The following is a summary of the valuations as of July 31, 2017 for each Fund based upon the three levels defined above. During the period ended July 31, 2017, there were two Level 3 securities. All the transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Morningstar US Market Factor Tilt Index
Investments
Common Stocks*	$1,060,021,623	$—	$—	$1,060,021,623
Rights	—	—	51,404	51,404
Securities Lending Reinvestments
Certificates of Deposit	—	54,994,840	—	54,994,840
Commercial Paper	—	15,475,923	—	15,475,923
Corporate Bond	—	3,100,923	—	3,100,923
Funding Agreement	—	3,000,000	—	3,000,000
Repurchase Agreements	—	41,233,307	—	41,233,307
Time Deposit	—	4,000,000	—	4,000,000

Total Investments	$1,060,021,623	$121,804,993	$51,404	$1,181,878,020

Other Financial Instruments
Assets
Futures Contracts	$141,859	$—	$—	$141,859

Total Other Financial Instruments	$141,859	$—	$—	$141,859

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

FlexShares® Morningstar US Market Factor Tilt Index
Balance as of 10/31/2016	$—
Total gain or loss (realized/unrealized included in earnings)	13,561
Purchases†	37,843
Sales††	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 07/31/2017	$51,404

The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 07/31/2017.	$13,561

Contingent Value Rights	Fair Value at 7/31/2017	Valuation Techniques	Unobservable Inputs	Sensitivity [1,2]
Media General, Inc.	$37,843	Income Approach	Estimated Recovery Value	1
Dyax Corp.	$13,561	Discounted Cash Flow Analysis	Discount Rate and Projected Cash Flows	2

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2017 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*a	Level 3 – Significant Unobservable Inputs	Total
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index
Investments
Closed End Funds	$2,033,740	$—	$—	$2,033,740
Common Stocks
Auto Components	23,217,760	22,071	—	23,239,831
Pharmaceuticals	33,352,530	106,056	—	33,458,586
Other*	836,636,771	—	—	836,636,771
Investment Company	2,727	—	—	2,727
Right	4,968	—	—	4,968
Warrant	—	—	—	—
Securities Lending Reinvestments
Certificates of Deposit	—	4,599,316	—	4,599,316
Commercial Paper	—	1,996,993	—	1,996,993
Corporate Bond	—	500,149	—	500,149
Repurchase Agreements	—	9,673,472	—	9,673,472
Time Deposit	—	250,000	—	250,000

Total Investments	$895,248,496	$17,148,057	$—	$912,396,553

Other Financial Instruments
Assets
Futures Contracts	$5,409	$—	$—	$5,409
Forward Foreign Currency Contracts	—	329,790	—	329,790
Liabilities
Futures Contracts	(121,526)	—	—	(121,526)
Forward Foreign Currency Contracts	—	(177,638)	—	(177,638)

Total Other Financial Instruments	$(116,117)	$152,152	$—	$36,035

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index
Balance as of 10/31/2016	$533
Total gain or loss (realized/unrealized included in earnings)	(533)
Purchases†	—
Sales††	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 07/31/2017	$—

The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 07/31/2017.	$(533)

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2017 (Unaudited)

	Level 1 – Quoted Prices*b	Level 2 – Other Significant Observable Inputs*c	Level 3 – Significant Unobservable Inputs	Total
FlexShares Morningstar Emerging Markets Factor Tilt Index
Investments
Common Stocks
Banks	$80,847,466	$138,429	$—	$80,985,895
Chemicals	18,038,285	584,870	—	18,623,155
Construction Materials	8,057,068	34,634	—	8,091,702
Diversified Financial Services	6,690,112	45,164	—	6,735,276
Food Products	8,423,528	8,497	—	8,432,025
Health Care Equipment & Supplies	388,057	2,865	—	390,922
Hotels, Restaurants & Leisure	2,444,541	1,959	—	2,446,500
Industrial Conglomerates	9,090,364	695	—	9,091,059
Machinery	4,230,823	20,097	—	4,250,920
Metals & Mining	21,144,093	106,967	—	21,251,060
Oil, Gas & Consumable Fuels	25,884,772	15,138	—	25,899,910
Pharmaceuticals	4,553,108	256,512	—	4,809,620
Real Estate Management & Development	27,484,566	8,712	—	27,493,278
Software	896,102	6,470	—	902,572
Technology Hardware, Storage & Peripherals	31,734,829	30,053	—	31,764,882
Textiles, Apparel & Luxury Goods	10,226,716	166,325	—	10,393,041
Other*	228,004,784	—	—	228,004,784
Convertible Preferred Stock	757	—	—	757
Corporate Bond*	—	10,160	—	10,160
Preferred Stock
Metals & Mining	—	10,820	—	10,820
Rights	276	2,838	—	3,114
Warrant	—	—	—	—
Securities Lending Reinvestments
Repurchase Agreements	—	578,384	—	578,384

Total Investments	$488,140,247	$2,029,589	$—	$490,169,836

Other Financial Instruments
Assets
Futures Contracts	$433,491	$—	$—	$433,491
Forward Foreign Currency Contracts	—	4,857	—	4,857
Liabilities
Forward Foreign Currency Contracts	—	(9,226)	—	(9,226)

Total Other Financial Instruments	$433,491	$(4,369)	$—	$429,122

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index
Investments
Exchange Traded Fund	$19,249,461	$—	$—	$19,249,461

Total Investments	$19,249,461	$—	$—	$19,249,461

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$19,099	$—	$19,099
Liabilities
Forward Foreign Currency Contracts	—	(158,453)	—	(158,453)

Total Other Financial Instruments	$—	$(139,354)	$—	$(139,354)

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2017 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Currency Hedged Morningstar EM Factor Tilt Index
Investments
Exchange Traded Fund	$40,947,959	$—	$—	$40,947,959

Total Investments	$40,947,959	$—	$—	$40,947,959

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$97,757	$—	$97,757
Liabilities
Forward Foreign Currency Contracts	—	(90,451)	—	(90,451)

Total Other Financial Instruments	$—	$7,306	$—	$7,306

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares US Quality Large Cap Index
Investments
Common Stocks*	$25,521,880	$—	$—	$25,521,880

Total Investments	$25,521,880	$—	$—	$25,521,880

Other Financial Instruments
Assets
Futures Contracts	$9	$—	$—	$9

Total Other Financial Instruments	$9	$—	$—	$9

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares STOXX® US ESG Impact Index
Investments
Common Stocks*	$12,906,339	$—	$—	$12,906,339

Total Investments	$12,906,339	$—	$—	$12,906,339

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares STOXX® Global ESG Impact Index
Investments
Closed End Fund	$1,247	$—	$—	$1,247
Common Stocks*	8,712,147	—	—	8,712,147

Total Investments	$8,713,394	$—	$—	$8,713,394

Other Financial Instruments
Liabilities
Futures Contracts	$(2,057)	$—	$—	$(2,057)

Total Other Financial Instruments	$(2,057)	$—	$—	$(2,057)

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2017 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Morningstar Global Upstream Natural Resources Index
Investments
Common Stocks*	$4,331,540,314	$—	$—	$4,331,540,314
Securities Lending Reinvestments
Certificates of Deposit	—	54,296,401	—	54,296,401
Commercial Paper	—	12,479,920	—	12,479,920
Funding Agreement	—	3,000,000	—	3,000,000
Repurchase Agreements	—	46,448,445	—	46,448,445
Time Deposit	—	3,000,000	—	3,000,000

Total Investments	$4,331,540,314	$119,224,766	$—	$4,450,765,080

Other Financial Instruments
Assets
Futures Contracts	$153,149	$—	$—	$153,149
Forward Foreign Currency Contracts	—	1,060,672	—	1,060,672
Liabilities
Futures Contracts	(325,757)	—	—	(325,757)
Forward Foreign Currency Contracts	—	(877,164)	—	(877,164)

Total Other Financial Instruments	$(172,608)	$183,508	$—	$10,900

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*d	Level 3 – Significant Unobservable Inputs	Total
FlexShares STOXX® Global Broad Infrastructure Index
Investments
Common Stocks
Commercial Services & Supplies	$25,414,634	$168,892	$—	$25,583,526
Other*	858,233,249	—	—	858,233,249
Securities Lending Reinvestments
Certificates of Deposit	—	15,397,934	—	15,397,934
Commercial Paper	—	4,492,976	—	4,492,976
Corporate Bond	—	1,500,447	—	1,500,447
Repurchase Agreements	—	22,636,781	—	22,636,781
Time Deposit	—	2,000,000	—	2,000,000

Total Investments	$883,647,883	$46,197,030	$—	$929,844,913

Other Financial Instruments
Assets
Futures Contracts	$96,899	$—	$—	$96,899
Forward Foreign Currency Contracts	—	221,879	—	221,879
Liabilities
Futures Contracts	(54,581)	—	—	(54,581)
Forward Foreign Currency Contracts	—	(172,104)	—	(172,104)

Total Other Financial Instruments	$42,318	$49,775	$—	$92,093

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2017 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Global Quality Real Estate Index
Investments
Common Stocks*	$220,377,611	$—	$—	$220,377,611
Right	48,784	—	—	48,784
Securities Lending Reinvestments
Certificates of Deposit	—	3,999,479	—	3,999,479
Commercial Paper	—	997,983	—	997,983
Corporate Bond	—	500,148	—	500,148
Repurchase Agreements	—	4,917,916	—	4,917,916

Total Investments	$220,426,395	$10,415,526	$—	$230,841,921

Other Financial Instruments
Assets
Futures Contracts	$33,465	$—	$—	$33,465
Forward Foreign Currency Contracts	—	1,978	—	1,978
Liabilities
Futures Contracts	(7,037)	—	—	(7,037)
Forward Foreign Currency Contracts	—	(10,603)	—	(10,603)

Total Other Financial Instruments	$26,428	$(8,625)	$—	$17,803

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Real Assets Allocation Index
Investments
Exchange Traded Funds	$4,178,522	$—	$—	$4,178,522

Total Investments	$4,178,522	$—	$—	$4,178,522

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Quality Dividend Index
Investments
Common Stocks*	$1,726,037,059	$—	$—	$1,726,037,059
Securities Lending Reinvestments
Certificates of Deposit	—	83,990,540	—	83,990,540
Commercial Paper	—	22,466,935	—	22,466,935
Corporate Bond	—	7,702,293	—	7,702,293
Funding Agreement	—	4,000,000	—	4,000,000
Repurchase Agreements	—	30,054,847	—	30,054,847
Time Deposit	—	6,000,000	—	6,000,000
Total Investments	$1,726,037,059	$154,214,615	$—	$1,880,251,674

Other Financial Instruments
Assets
Futures Contracts	$85,698	$—	$—	$85,698

Total Other Financial Instruments	$85,698	$—	$—	$85,698

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2017 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Quality Dividend Defensive Index
Investments
Common Stocks*	$309,726,019	$—	$—	$309,726,019
Rights	—	8,844	—	8,844
Securities Lending Reinvestments
Certificates of Deposit	—	15,098,071	—	15,098,071
Commercial Paper	—	4,991,969	—	4,991,969
Corporate Bond	—	1,300,387	—	1,300,387
Repurchase Agreements	—	7,452,544	—	7,452,544
Time Deposit	—	1,000,000	—	1,000,000

Total Investments	$309,726,019	$29,851,815	$—	$339,577,834

Other Financial Instruments
Assets
Futures Contracts	$40,376	$—	$—	$40,376

Total Other Financial Instruments	$40,376	$—	$—	$40,376

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Quality Dividend Dynamic Index
Investments
Common Stocks*	$60,576,019	$—	$—	$60,576,019
Securities Lending Reinvestments
Certificates of Deposit	—	499,941	—	499,941
Commercial Paper	—	249,488	—	249,488
Repurchase Agreements	—	2,506,111	—	2,506,111

Total Investments	$60,576,019	$3,255,540	$—	$63,831,559

Other Financial Instruments
Assets
Futures Contracts	$5,981	$—	$—	$5,981

Total Other Financial Instruments	$5,981	$—	$—	$5,981

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Index
Investments
Common Stocks*	$847,089,954	$—	$—	$847,089,954
Securities Lending Reinvestments
Certificates of Deposit	—	4,649,092	—	4,649,092
Commercial Paper	—	1,747,504	—	1,747,504
Corporate Bond	—	400,119	—	400,119
Repurchase Agreement	—	149,294	—	149,294
Time Deposit	—	250,000	—	250,000

Total Investments	$847,089,954	$7,196,009	$—	$854,285,963

Other Financial Instruments
Assets
Futures Contracts	$89,267	$—	$—	$89,267
Forward Foreign Currency Contracts	—	238,325	—	238,325

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2017 (Unaudited)

	Level 1 – Quoted Prices* (continued)	Level 2 – Other Significant Observable Inputs* (continued)	Level 3 – Significant Unobservable Inputs (continued)	Total (continued)
Liabilities
Futures Contracts	$(52,539)	$—	$—	$(52,539)
Forward Foreign Currency Contracts	—	(187,230)	—	(187,230)

Total Other Financial Instruments	$36,728	$51,095	$—	$87,823

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Defensive Index
Investments
Common Stocks*	$88,338,666	$—	$—	$88,338,666
Right	3,001	—	—	3,001
Securities Lending Reinvestments
Repurchase Agreements	—	965,463	—	965,463

Total Investments	$88,341,667	$965,463	$—	$89,307,130

Other Financial Instruments
Assets
Futures Contracts	$16,479	$—	$—	$16,479
Forward Foreign Currency Contracts	—	487	—	487
Liabilities
Forward Foreign Currency Contracts	—	(6,021)	—	(6,021)

Total Other Financial Instruments	$16,479	$(5,534)	$—	$10,945

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares International Quality Dividend Dynamic Index
Investments
Common Stocks*	$69,957,893	$—	$—	$69,957,893
Securities Lending Reinvestment
Repurchase Agreement	—	20,084	—	20,084

Total Investments	$69,957,893	$20,084	$—	$69,977,977

Other Financial Instruments
Assets
Futures Contracts	$13,990	$—	$—	$13,990

Total Other Financial Instruments	$13,990	$—	$—	$13,990

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares iBoxx 3-Year Target Duration TIPS Index
Investments
U.S. Treasury Obligations	$—	$2,072,654,298	$—	$2,072,654,298

Total Investments	$—	$2,072,654,298	$—	$2,072,654,298

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2017 (Unaudited)

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares iBoxx 5-Year Target Duration TIPS Index
Investments
U.S. Treasury Obligations	$—	$803,495,425	$—	$803,495,425

Total Investments	$—	$803,495,425	$—	$803,495,425

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Disciplined Duration MBS Index
Investments
Mortgage-Backed Securities	$—	$35,709,859	$—	$35,709,859

Total Investments	$—	$35,709,859	$—	$35,709,859

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Credit-Scored US Corporate Bond Index
Investments
Corporate Bonds*	$—	$42,775,386	$—	$42,775,386

Total Investments	$—	$42,775,386	$—	$42,775,386

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Credit-Scored US Long Corporate Bond Index
Investments
Corporate Bonds*	$—	$13,137,507	$—	$13,137,507

Total Investments	$—	$13,137,507	$—	$13,137,507

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Ready Access Variable Income
Investments
Asset-Backed Securities	$—	$8,659,247	$—	$8,659,247
Corporate Bonds*	—	131,364,893	—	131,364,893
Foreign Government Securities	—	2,800,182	—	2,800,182
U.S. Government Agency Securities	—	2,911,534	—	2,911,534
Short-Term Investments	—	14,008,580	—	14,008,580
U.S. Treasury Obligation	—	2,766,765	—	2,766,765

Total Investments	$—	$162,511,201	$—	$162,511,201

	Level 1 – Quoted Prices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares Core Select Bond
Investments
Exchange Traded Funds	$2,429,016	$—	$—	$2,429,016
Short-Term Investment	—	19,949	—	19,949
U.S. Treasury Obligation	—	30,608	—	30,608

Total Investments	$2,429,016	$50,557	$—	$2,479,573

Other Financial Instruments
Liabilities

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2017 (Unaudited)

	Level 1 – Quoted Prices* (continued)	Level 2 – Other Significant Observable Inputs* (continued)	Level 3 – Significant Unobservable Inputs (continued)	Total (continued)
Futures Contracts	$(1,144)	$—	$—	$(1,144)

Total Other Financial Instruments	$(1,144)	$—	$—	$(1,144)

*	See Schedules of Investments for segregation by industry type.
†	Purchases include all purchases of securities and securities received in corporate actions.
††	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate action.
[a]

During the period ended July 31, 2017, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund changed classification of securities with an aggregated market value of $128,127 or 0.01% of the Fund’s net assets from Level 1 to Level 2 due to securities being valued with other observable inputs.

[b]

During the period ended July 31, 2017, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $79,435 or 0.02% of the Fund’s net assets from Level 2 to Level 1 due to securities being valued at unadjusted quoted market prices.

[c]

During the period ended July 31, 2017, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $293,280 or 0.06% of the Fund’s net assets from Level 1 to Level 2 due to securities being valued with other observable inputs.

[d]

During the period ended July 31, 2017, the FlexShares STOXX® Global Broad Infrastructure Index Fund changed classification of security with a market value of $168,892 or 0.02% of the Fund’s net assets from Level 1 to Level 2 due to security being valued with other observable inputs.

[1]

The significant unobservable input that can be used in the fair value measurement is Estimated Recovery Value. Significant increases (decreases) in estimated recovery value would result in a significantly higher (lower) fair value measurement.

[2]

The significant unobservable inputs that can be used in the fair value measurement are; Discount Rate and Projected Cash Flows. Significant increases (decreases) in Discount Rates in isolation would result in a significantly lower (higher) fair value measurement while an increase (decrease) in Projected Cash Flow in isolation would result in a significantly higher (lower) fair value measurement.

Securities Lending

Each Fund may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the Fund is required to receive minimum initial collateral value as follows:

Type of Loan	Minimum Initial Collateral Requirement
U.S. dollar denominated securities secured by U.S. dollar denominated government securities or cash collateral	102%
U.S. dollar denominated securities secured by non-U.S. dollar denominated government securities or cash collateral	105%
Non-U.S. dollar denominated securities secured by government securities or cash collateral in the same denomination as the lent securities	102%
Non-U.S. dollar denominated securities secured by government securities or cash collateral in the different denomination from the lent securities	105%

Type of Loan	Minimum Initial Collateral Requirement
U.S. dollar and Non-U.S. dollar denominated securities secured by equity securities collateral	105%

The collateral is maintained thereafter, at a value equal to at least 100% of the value of the securities loaned. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower.

Securities lending may represent no more than one-third of the value of a Fund’s total assets (including the loan collateral). JPMorgan Chase Bank, N.A. (the “Securities Lending Agent”) serves as the securities lending agent for the securities lending program of a Fund.

Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, securities issued or guaranteed by the U.S. government or foreign governments or its agencies (or any combination thereof). Any cash collateral received by the Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through money market portfolios. The market value of securities on loan, and the value of investments made with cash collateral received are disclosed in the Schedule of Investments.

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2017 (Unaudited)

When a Fund lends its securities, it will continue to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral.

A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. A Fund does not have the right to vote securities on loan, but can terminate the loan and regain the right to vote if a material event affecting the securities occurred. A borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, a Fund could experience delays in recovering its securities and possibly may incur a capital loss. Each Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:	/s/ Peter K. Ewing
Peter K. Ewing
President
September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing
President
September 27, 2017

By:	/s/ Randal Rein
Randal Rein
Treasurer and Principal Financial Officer
September 27, 2017